AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 2009
                                                     REGISTRATION NO. 033-61122
                                                              AND NO. 811-04819

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                        REGISTRATION STATEMENT UNDER |_|

                           THE SECURITIES ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO. |_|

                       POST-EFFECTIVE AMENDMENT NO. 20 |X|

                                       AND

                        REGISTRATION STATEMENT UNDER |_|

                       THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 43 |X|

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
                           (Exact Name of Registrant)

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                          435 HUDSON STREET, 2ND FLOOR
                            NEW YORK, NEW YORK 10014
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (866) 667-0561

                     NAME AND ADDRESS OF AGENT FOR SERVICE:

                              CRAIG A. HAWLEY, ESQ.
                          GENERAL COUNSEL AND SECRETARY
                    Jefferson National Life Insurance Company
                     9920 Corporate Campus Drive, Suite 1000
                           Louisville, Kentucky 40223

                   It is proposed that this filing will become
                                   effective:

        |_| immediately upon filing pursuant to paragraph (b) of Rule 485

            |X| on May 1, 2009 pursuant to paragraph (b) of Rule 485

        |_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485

              |_| on    , pursuant to paragraph (a)(1) of Rule 485

                     If appropriate check the following box:

     |_| this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

     Title of Securities Being Registered: Units of interest in the Separate
       Account under flexible premium variable deferred annuity contracts

                           Jefferson [LOGO] National

                                                                  MAXIFLEX GROUP

                                                              JEFFERSON NATIONAL
                                                               ANNUITY ACCOUNT C

                                                          MAY 1, 2009 PROSPECTUS

--------------------------------------------------------------------------------

                                 Maxiflex Group

             Group Flexible Premium Deferred Fixed/Variable Annuity
            Issued by: JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C AND
                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

      This prospectus describes the individual and group flexible premium variable deferred annuity contracts (Contracts) issued by Jefferson National Life Insurance Company (Jefferson National, We, Us, Our). The Contracts are designed for use in retirement planning. The Contracts provide for the accumulation of Contract values and subsequent Annuity Payments on a fixed basis, a variable basis, or a combination of both.

      The Contract has a variety of Investment Options which include several Sub-accounts which invest in the Variable Account Investment Portfolios listed below and the Fixed Account. The Fixed Account offers an interest rate which is guaranteed by Jefferson National not to be less than the minimum rate prescribed by applicable state law.

      The money you put in a Sub-account invests exclusively in a single Investment Portfolio. Your investments in the Investment Portfolio are not guaranteed. You could lose your money.

A I M Variable Insurance Funds - Class I
----------------------------------------
o     AIM V.I. Core Equity Fund
o     AIM V.I. Financial Services Fund
o     AIM V.I. Global Health Care Fund
o     AIM V.I. Global Real Estate Fund
o     AIM V.I. High Yield Fund
o     AIM V.I. Technology Fund

A I M Variable Insurance Funds - Class II
-----------------------------------------
o     AIM V.I. Basic Value Fund
o     AIM V.I. Mid Cap Core Equity Fund

The Alger American Fund - Class O
---------------------------------
o     Alger American Capital Appreciation Portfolio
o     Alger American Large Cap Growth Portfolio
o     Alger American MidCap Growth Portfolio
o     Alger American SmallCap Growth Portfolio(1)

AllianceBernstein Variable Products Series Fund, Inc. - Class A
---------------------------------------------------------------
o     AllianceBernstein Growth and Income Portfolio

American Century Variable Portfolios, Inc. - Class I
----------------------------------------------------
o     American Century VP Balanced Fund
o     American Century VP Income & Growth Fund
o     American Century VP International Fund
o     American Century VP Large Company Value Fund
o     American Century VP Ultra Fund
o     American Century VP Value Fund
o     American Century VP Vista Fund

American Century Variable Portfolios, Inc. - Class II
-----------------------------------------------------
o     American Century VP Inflation Protection Fund

The DireXion Insurance Trust
----------------------------
o     DireXion Dynamic VP HY Bond Fund

The Dreyfus Investment Portfolios - Initial
-------------------------------------------
o     The Dreyfus Socially Responsible Growth Fund, Inc.

The Dreyfus Investment Portfolios - Service
-------------------------------------------
o     Dreyfus Small Cap Stock Index Portfolio

The Dreyfus Corporation - Initial
---------------------------------
o     Dreyfus Stock Index Fund, Inc.

Dreyfus Variable Investment Fund - Initial
------------------------------------------
o     Dreyfus VIF--International Value Portfolio

Federated Insurance Series II
-----------------------------
o     Federated Capital Income Fund II
o     Federated International Equity Fund II

Federated Insurance Series II - Primary
---------------------------------------
o     Federated High Income Bond Fund II

Federated Insurance Series II - Service
---------------------------------------
o     Federated Kaufmann Fund II
o     Federated Market Opportunity Fund II

Janus Aspen Series - Institutional
----------------------------------
o     Janus Aspen Balanced Portfolio
o     Janus Aspen Enterprise Portfolio
o     Janus Aspen Forty Portfolio
o     Janus Aspen Global Life Sciences Portfolio
o     Janus Aspen Growth and Income Portfolio
o     Janus Aspen Janus Portfolio
o     Janus Aspen Perkins Mid Cap Value Portfolio
o     Janus Aspen Overseas Portfolio
o     Janus Aspen Worldwide Portfolio

Lazard Retirement Series, Inc. - Service
----------------------------------------
o     Lazard Retirement Emerging Markets Equity Portfolio
o     Lazard Retirement International Equity Portfolio
o     Lazard Retirement U.S. Small Cap Equity Portfolio
o     Lazard Retirement U.S. Strategic Equity Portfolio

Legg Mason Partners Variable Equity Trust - Class I
---------------------------------------------------
o     Legg Mason Partners Variable Aggressive Growth Portfolio
o     Legg Mason Partners Variable Capital and Income Portfolio
o     Legg Mason Partners Variable Fundamental Value Portfolio
o     Legg Mason Partners Variable Large Cap Growth Portfolio

Legg Mason Partners Variable Income Trust - Class I
---------------------------------------------------
o     Legg Mason Partners Variable Global High Yield Bond Portfolio
o     Legg Mason Partners Variable Strategic Bond Portfolio

Lord Abbett Series Fund, Inc. - Class VC
----------------------------------------
o     Lord Abbett America's Value Portfolio
o     Lord Abbett Growth and Income Portfolio

Neuberger Berman Advisers Management Trust - I Class
----------------------------------------------------
o     Neuberger Berman AMT Mid-Cap Growth Portfolio
o     Neuberger Berman AMT Partners Portfolio
--------------------------------------------------------------------------------
(1) Closed to new investors

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

o   Neuberger Berman AMT Regency  Portfolio
o   Neuberger Berman AMT Short Duration  Portfolio
o   Neuberger Berman AMT Socially Responsive  Portfolio

Neuberger Berman Advisers Management Trust - S Class
----------------------------------------------------
o   Neuberger Berman AMT Small Cap Growth Portfolio

Northern Lights Variable Trust
------------------------------
o   JNF Chicago Equity Partners Balanced Portfolio
o   JNF Chicago Equity Partners Equity Portfolio
o   JNF Loomis Sayles Bond Portfolio
o   JNF Money Market Portfolio Portfolio

PIMCO Variable Insurance Trust - Administrative Class
-----------------------------------------------------
o   PIMCO VIT All Asset Portfolio
o   PIMCO VIT CommodityRealReturnTM Strategy Portfolio
o   PIMCO VIT Emerging Markets Bond Portfolio
o   PIMCO VIT Foreign Bond  (U.S. Dollar-Hedged) Portfolio
o   PIMCO VIT Global Bond (Unhedged) Portfolio
o   PIMCO VIT High Yield Portfolio
o   PIMCO VIT Long-Term U.S. Government Portfolio
o   PIMCO VIT Low Duration Portfolio
o   PIMCO VIT Real Return Portfolio
o   PIMCO VIT Short-Term Portfolio
o   PIMCO VIT Total Return Portfolio

Pioneer Variable Contracts Trust - Class II
-------------------------------------------
o   Pioneer Cullen Value VCT Portfolio
o   Pioneer Emerging Markets VCT Portfolio
o   Pioneer Equity Income VCT Portfolio
o   Pioneer Fund VCT Portfolio
o   Pioneer High Yield VCT Portfolio
o   Pioneer Mid Cap Value VCT Portfolio
o   Pioneer Strategic Income VCT Portfolio

Royce Capital Fund - Investment Class
-------------------------------------
o   Royce Micro-Cap Portfolio
o   Royce Small-Cap Portfolio

Rydex Variable Trust
--------------------
o   Rydex VT All-Cap OpportunityFund
o   Rydex VT Banking Fund
o   Rydex VT Basic Materials Fund
o   Rydex VT Biotechnology Fund
o   Rydex VT CLS AdvisorOne Amerigo Fund
o   Rydex VT CLS AdvisorOne Clermont Fund
o   Rydex VT Commodities Strategy Fund
o   Rydex VT Consumer Products Fund
o   Rydex VT Dow 2x Strategy Fund
o   Rydex VT Electronics Fund
o   Rydex VT Energy Fund
o   Rydex VT Energy Services Fund
o   Rydex VT Essential Portfolio Aggressive Fund
o   Rydex VT Essential Portfolio Conservative Fund
o   Rydex VT Essential Portfolio Moderate Fund
o   Rydex VT Europe 1.25x Strategy Fund
o Rydex VT Financial Services Fund
o Rydex VT Government Long Bond 1.2x Strategy Fund
o Rydex VT Health Care Fund
o Rydex VT Internet Fund
o Rydex VT Inverse Dow 2x Strategy Fund
o Rydex VT Inverse Government Long Bond Strategy Fund
o Rydex VT Inverse Mid-Cap Strategy Fund
o Rydex VT Inverse NASDAQ-100(R) Strategy Fund
o Rydex VT Inverse Russell 2000(R) Strategy Fund
o Rydex VT Inverse S&P 500 Strategy Fund
o Rydex VT Japan 2x Strategy Fund
o Rydex VT Leisure Fund
o Rydex VT Mid Cap 1.5x Strategy Fund
o Rydex VT Multi-Cap Core Equity Fund
o Rydex VT Multi-Hedge Strategies Fund
o Rydex VT NASDAQ-100(R) 2x Strategy Fund
o Rydex VT NASDAQ-100(R) Strategy Fund
o Rydex VT Nova Fund
o Rydex VT Precious Metals Fund
o Rydex VT Real Estate Fund
o Rydex VT Retailing Fund
o Rydex VT Russell 2000(R) 2x Strategy Fund
o Rydex VT Russell 2000(R) 1.5x Strategy Fund
o Rydex VT S&P 500 2x Strategy Fund
o Rydex VT S&P 500 Pure Growth Fund
o Rydex VT S&P 500 Pure Value Fund
o Rydex VT S&P MidCap 400 Pure Growth Fund
o Rydex VT S&P MidCap 400 Pure Value Fund
o Rydex VT S&P SmallCap 600 Pure Growth Fund
o Rydex VT S&P SmallCap 600 Pure Value Fund
o Rydex VT Strengthening Dollar 2x Strategy Fund
o Rydex VT Technology Fund
o Rydex VT Telecommunications Fund
o Rydex VT Transportation Fund
o Rydex VT U.S. Government Money Market Fund
o Rydex VT Utilities Fund

Seligman Portfolios, Inc. - Class II
------------------------------------
o Seligman Communications and Information Portfolio
o Seligman Global Technology Portfolio

Third Avenue Variable Series Trust
----------------------------------
o Third Avenue Value Portfolio

Van Eck Worldwide Insurance Trust - Initial Class
-------------------------------------------------
o Van Eck Worldwide Multi-Manager Alternatives Fund
o Van Eck Worldwide Bond Fund
o Van Eck Worldwide Emerging Markets Fund
o Van Eck Worldwide Hard Assets Fund
o Van Eck Worldwide Real Estate Fund

Wells Fargo Advantage Funds
---------------------------
o Wells Fargo Advantage VT Discovery Fund
o Wells Fargo Advantage VT Opportunity Fund

--------------------------------------------------------------------------------

      Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.

      To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2009. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI's Table of Contents is at the end of this prospectus. For a free copy of the SAI, call us at (866) 667-0561, visit Our Website or write us at Our administrative office:

o Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;

o Address for correspondence sent via courier or overnight mail: 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

The Contracts:
o     are not bank deposits
o     are not federally insured
o     are not endorsed by any bank or government agency
o     are not guaranteed and may be subject to loss of principal

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Table of Contents

                                                                            Page

Definitions ...............................................................    6
Highlights ................................................................    7
Fee Table .................................................................    8
Condensed Financial Information ...........................................    9
Jefferson National ........................................................   10
Contract Owner Inquiries ..................................................   10
Financial Statements ......................................................   10
The Variable Account ......................................................   10
     Variable Account Investment Options ..................................   10
     Administrative, Marketing and Support Services Fees ..................   11
     Voting Rights ........................................................   11
Fixed Account .............................................................   11
The Contract ..............................................................   11
Accumulation Provisions ...................................................   11
     Purchase Payments ....................................................   11
     Allocation of Purchase Payments ......................................   12
     Accumulation Units ...................................................   12
     Accumulation Unit Values .............................................   12
Transfers .................................................................   13
     How You Can Make Transfers ...........................................   13
     Excessive Trading Limits .............................................   13
     Dollar Cost Averaging ................................................   14
     Rebalancing ..........................................................   14
     Advisory Fee Withdrawals .............................................   15
     Interest Sweep Program ...............................................   15
     Withdrawals ..........................................................   15
     Suspension of Payments ...............................................   15
Restrictions Under Optional Retirement Programs ...........................   15
Restrictions Under Section 403(b) Plans ...................................   15
Conversion to Individual Contract Upon Termination in Plan ................   16
Systematic Withdrawal Plan ................................................   16
Loans .....................................................................   16
Charges and Deductions ....................................................   16
     Withdrawal Charge ....................................................   16
     Administrative Charge ................................................   17
     Morality and Expense Risk Charge .....................................   17
     Premium Taxes ........................................................   17
     Investment Portfolio Expenses ........................................   17
     Reduction or Elimination of Contract Charges .........................   17
     Other Charges ........................................................   17
Death Benefits ............................................................   17
The Annuity Period ........................................................   18
     Optional Annuity Period Elections ....................................   18
     Annuity Options ......................................................   18
     Transfers During the Annuity Period ..................................   19

     Death Benefit Amount During the Annuity Period .......................   19
Taxes .....................................................................   19
     Annuity Contracts in General .........................................   19
     Tax Status of the Contracts ..........................................   19
     Taxation of Non-Qualified Contracts ..................................   20
     Taxation of Qualified Contracts ......................................   21
     Possible Tax Law Changes .............................................   22
General Matters ...........................................................   22
     Distribution of Contracts ............................................   22
     Legal Proceedings ....................................................   22
     Independent Registered Public Accounting Firm ........................   22
Appendix A--More Information About the Investment Portfolios ..............   23
Appendix B--Condensed Financial Information ...............................   39
Appendix C-- Deductions for Taxes - Qualified and Nonqualified
  Annuity Contracts .......................................................   62
Privacy Policy ............................................................   63
Table of Contents of the Statement of Additional Information ..............   64

--------------------------------------------------------------------------------

Definitions

      ACCUMULATION PERIOD: The period before the commencement of Annuity Payments during which you can make Purchase Payments.

      ACCUMULATION UNIT: An accounting unit of measure we use to calculate your Contract Value during the Accumulation Period.

      ANNUITANT: The natural person(s) upon whose life (lives) Annuity Payments are based. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the lives of both Annuitants are used to determine Annuity Payments.

      ANNUITY DATE: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract.

      ANNUITY PAYMENTS: A series of income payments we make under an annuity option.

      ANNUITY PERIOD: The period during which we make Annuity Payments.

      BUSINESS DAY: Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 PM Eastern Time or the closing of regular trading on the NYSE, if earlier. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading "Purchase - Allocation of Purchase Payments".

      CONTRACT OWNER: The entity to which the group Contract is issued, usually the employer. You are a Participant in the group and will receive a certificate evidencing your ownership. References to "you" and "your" in this prospectus refer to you as the Participant.

      CONTRACT VALUE: The total value of your values held under the Contract in each Investment Option of the Variable Account plus the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization.

      CODE: Internal Revenue Code of 1986, as amended.

      FIXED ACCOUNT: The general account of Jefferson National. You may choose vides guaranteed values and periodically adjusted interest rates.


provides guaranteed values and periodically adjusted interest rates.

      INDIVIDUAL CONTRACT: The record we establish to represent your interest as a Participant in an Investment Option during the Accumulation Period. This term is called "Individual Account" in your Contract.

      INVESTMENT ADVISOR: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission, or other adviser selected by You to provide asset allocation and investment advisory services.

      INVESTMENT OPTIONS: The investment choices available to Contract Owners.

      INVESTMENT PORTFOLIO: The variable Investment Options available under the Contract. Each Variable Account Investment Option has its own investment objective and is invested in the underlying Investment Portfolio.

      PARTICIPANT: Any eligible person participating in a Plan and for whom an Individual Contract is established. References to "you" and "your" in this prospectus refer to you as the Participant.

      PLAN: A voluntary program for an employer that qualifies for special tax treatment.

      PURCHASE PAYMENTS: The purchase payments made to Jefferson National under the terms of the Contract.

      REGISTERED REPRESENTATIVE: A person, appointed by Us, who is licensed by the Financial Industry Regulatory Authority ("FINRA") to sell variable products and is sponsored by a FINRA member broker/dealer that is party to a selling group agreement with the Company.

      VALUATION PERIOD: The period of time from the end of one business day of the New York Stock Exchange to the end of the next business day.

      VARIABLE ACCOUNT: The separate account we established known as Jefferson National Life Annuity Account C. Prior to May 1, 2003, it was known as Conseco Variable Annuity Account C and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account C. The Variable Account is divided into subaccounts.

      WEBSITE: www.jeffnat.com, which is the website of Jefferson National Life Insurance Company. You may obtain certain information about your Contract and request certain transactions through the Website.

      WITHDRAWAL CHARGE: The Withdrawal Charge is the charge that may be applied if Purchase Payments are withdrawn from the Contract during a certain period of time after they are made.

--------------------------------------------------------------------------------

Highlights

      The group flexible premium variable annuity contract that we are offering is a contract between you and Us (the Company). The Contracts provide a way for you to invest on a tax deferred basis in the subaccounts of Jefferson National Life Annuity Account C ("Variable Account") and the Fixed Account. The Fixed Account may not be available in your state. The contract is intended to be used to accumulate money for retirement. The Contract provides for the accumulation of money and the payment of annuity benefits on a variable and/or fixed basis.

      All deferred annuity Contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. If you make a withdrawal during the Accumulation Period, we may assess a Withdrawal Charge of up to 5% of each Purchase Payment withdrawn depending on when the withdrawal is made. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract. Certain restrictions and tax penalties will apply to withdrawals under certain circumstances. For details refer to "Access to Your Money" section in this prospectus.

      If you are considering purchasing this Contract to fund a tax-deferred retirement program (including but not limited to IRAs and employer sponsored retirement Plans), you should be aware that this annuity will fund a retirement program that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments which may be more or less costly. However, the fees and charges under the Contract are designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments.

      These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the contract is suitable for your tax qualified plan.

      RETIREMENT PLANS: The Contract may be issued pursuant to Plans qualifying for special income tax treatment under the Code. Examples of the Plans qualifying for special tax treatment are: tax-sheltered annuities (TSAs) and state and local government deferred compensation plans. For general information, see "Taxes" in this prospectus.

      DEATH BENEFIT: This Contract includes a standard minimum death benefit that is provided by Us. This benefit is described in detail under the heading "Death Benefits."

      LOANS: Under certain circumstances, you may take loans from your Contract. This benefit is described in detail under the heading "Loans."

      ANNUITY PAYMENTS: You can choose to receive Annuity Payments on a variable basis, on a fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolios you select for the Annuity Period. If you choose fixed Annuity Payments, the amount of the fixed Annuity Payments are constant for the entire Annuity Period.

      FREE LOOK. If you or the Contract Owner cancel the Contract within 10 days after receiving it (or whatever longer time period is required in your state), we will cancel the Contract without assessing a Withdrawal Charge. You will receive whatever your Contract is worth on the day we receive your request for cancellation. This may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law.

      TAX PENALTY. In general, your investment and earnings are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. Unless you had after-tax monies invested in the Contract, the entire amount of any withdrawal or Annuity Payment will be taxable income to you. For TSA Contracts, there are restrictions on your ability to withdraw money from the Contract.

      INQUIRIES. If you need more information, please visit Our Website (www.jeffnat.com) or contact Us at:

      Jefferson National Life Insurance Company
      P.O. Box 36840
      Louisville, Kentucky 40233
      (866) 667-0561

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Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Options. State premium taxes may also be deducted.

Participant Transaction Expenses
Withdrawal Charge (as a percentage of the amount withdrawn)(1)........................................              5%
Transfer Fee..........................................................................................             None

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment
Portfolios' fees and expenses.

Annual Contract Fee(2)................................................................................   $15 per contract per year
Annual Expenses of the Variable Account (as a percentage of average Variable Account Investment Option value under the Contract).............................................................................
Mortality and Expense Fees(3).........................................................................             1.00%
Other Fees............................................................................................             None
Total Annual Expenses of the Variable Account.........................................................             1.00%

      The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectus for each Investment Portfolio.

                                                                                                         Minimum          Maximum

Total Investment Portfolio Operating Expenses

(expenses that are deducted from Investment Portfolio assets, including management fees,               Gross: 0.28%    Gross: 4.88%
distribution and/or service (12b-1) fees, and other expenses)(4).....................................   Net: 0.28%      Net: 4.12%

(1) The Withdrawal Charge decreases to zero over time. You can make a withdrawal subject to any applicable limitations, each contract year of 10% of the total Contract Value of a flexible Purchase Payment Contract without payment of a Withdrawal Charge. You can withdraw 10% of the Contract Value of the single Purchase Payment Contract without payment of a deferred sales load each year beginning with the second Contract year (see the "Charges and Deductions" section of this Prospectus for further explanation).

(2) We reserve the right to reduce or waive the fee.

(3) Jefferson National has guaranteed the total of the investment management fees charged against the JNF Equity Portfolio whose shares are purchased by the Variable Account, plus the mortality and expense risk fee imposed upon the assets of the corresponding subaccounts of the Variable Account will not exceed 1.44%. Therefore, the current Mortality and Expense Fees for the JNF Chicago Equity Partners Equity subaccount is equal to 0.79%. See the Statement of Additional Information for more information about this agreement.

(4) The minimum and maximum total Investment Portfolio Operating Expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Total Portfolio Operating Expenses for the affected Investment Portfolios. Please refer to the underlying Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio. The net numbers displayed above reflect the minimum and maximum charges after contractual waivers that have been committed through at least April 30, 2010. The gross numbers reflect the minimum and maximum charges without giving effect to the agreed upon waivers.

--------------------------------------------------------------------------------

Examples of Fees and Expenses

      This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Fees, Annual Expenses of the Variable Account and Investment Portfolio Operating Expenses.

      The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)   If you surrender your Contract at the end of the applicable time period:

Assuming Maximum Investment                                         1 year           3 years          5 years          10 years
Portfolio Operating Expenses.................................     $1,027.00         $2,174.71        $3,347.74         $5,994.38

Assuming Minimum Investment                                         1 year           3 years          5 years          10 years
Portfolio Operating Expenses.................................       $643.00          $888.95         $1,208.32         $1,940.42

(2)   If you annuitize at the end of the applicable time period
      (except under certain circumstances):

Assuming Maximum Investment                                         1 year           3 years          5 years          10 years
Portfolio Operating Expenses.................................     $1,027.00         $2,174.71        $2,895.58         $5,721.64

Assuming Minimum Investment                                         1 year           3 years          5 years          10 years
Portfolio Operating Expenses.................................       $643.00          $888.95          $767.91          $1,683.03

(3) If you do not surrender your Contract:

Assuming Maximum Investment                                         1 year           3 years          5 years          10 years
Portfolio Operating Expenses.................................       $527.00         $1,723.55        $2,895.58         $5,721.64

Assuming Minimum Investment                                         1 year           3 years          5 years          10 years
Portfolio Operating Expenses.................................       $143.00          $444.50          $767.91          $1,683.03

Condensed Financial Information

      Appendix B to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Investment Options of the Variable Account offered through variable annuity contracts. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

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Jefferson National

      Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, we were known as Conseco Variable Insurance Company and prior to October 7, 1998, we were known as Great American Reserve Insurance Company.

      We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are a subsidiary of Jefferson National Financial Corp.

      The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.

Contract Owner Inquiries

      You should direct any inquiries you have regarding your Individual Contract, the Group Contract, or any related matter to the Company's Website, or the address or telephone number shown in the front of this prospectus.

Financial Statements

      The financial statements of Jefferson National and the Variable Account are contained in the Statement of Additional Information. You should consider the financial statements of Jefferson National only as bearing upon the ability of Jefferson National to meet its obligations under the Contracts.

The Variable Account

      The Variable Account was originally established in 1980 by Voyager Life Insurance Company. The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act").

      Prior to May 1, 2003, the Variable Account was known as Conseco Variable Annuity Account C and prior to May 1, 1999, the Variable Account was known as Great American Reserve Variable Annuity Account C. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Variable Account is regulated by the Insurance Department of Texas. Regulation by the state, however, does not involve any supervision of the Variable Account, except to determine compliance with broad statutory criteria.

      The assets of the Variable Account are held in Jefferson National's name on behalf of the Variable Account and legally belong to Jefferson National. However, those assets that underlie the Contracts are not available to be used to pay the liabilities arising out of any other business Jefferson National may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other contracts Jefferson National may issue.

      The Variable Account is divided into subaccounts. Each subaccount invests in shares of one of the Investment Portfolios.

      Jefferson National has also reserved the right, subject to compliance with the law as currently applicable or subsequently changed:

      (a) to operate the Variable Account in any form permitted under the 1940 Act or in any other form permitted by law;

      (b) to take any action necessary to comply with or obtain and continue any exemptions from the 1940 Act or to comply with any other applicable law;

      (c) to transfer any assets in any subaccount to another subaccount, or to one or more separate investment accounts, or to Jefferson National's Fixed Account; or to add, combine or remove subaccounts in the Variable Account;

      (d) to substitute shares of a Investment Portfolio for shares of another Investment Portfolio (with any necessary prior approval of the Securities and Exchange Commission); and

      (e) to change the way Jefferson National assesses charges, so long as charges are not increased beyond the maximum charges guaranteed by the Contract.

      New or substitute Investment Portfolios may have different fees and expenses than the ones they replace, and their availability may be limited to certain classes of purchasers.

Variable Account Investment Options

      The Contract currently offers several Variable Account Investment Options (or subaccounts) which invest in the Investment Portfolios listed at the beginning of this Prospectus. You bear the investment risk for amounts you allocate to the Variable Account Investment Options. We may make additional Investment Options available in the future.

      You should read the prospectuses for these Investment Portfolios carefully. Copies of these prospectuses will be sent to you with your Contract. If you would like a copy of the Investment Portfolio prospectuses visit Our Website, or call Jefferson National at: (866) 667-0561. See Appendix A which contains a summary of investment objectives and strategies for each Investment Portfolio.

      The investment objectives and policies of certain of the Investment Portfolios are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.

      A significant portion of the assets of certain of the Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact an Investment Portfolio's ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse

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--------------------------------------------------------------------------------

impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios' prospectuses for more details on the risks associated with any specific Investment Portfolio.

      Shares of the Investment Portfolios are offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Jefferson National. Certain Investment Portfolios are also sold directly to qualified plans. The Investment Portfolios believe that offering their shares in this manner will not be disadvantageous to you.

Administrative, Marketing and Support Services Fees

      Jefferson National and the principal underwriter for the Contracts have arrangements with the investment advisor, subadvisor, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that Jefferson National and the principal underwriter for the contracts incur in promoting, issuing, distributing and administering the contracts. Jefferson National and its affiliates may profit from these fees.

      The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by Jefferson National. The amount of the fee that an Investment Portfolio and its affiliates pay Jefferson National and/or Jefferson National's affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as ..50% of the average net assets of an Investment Portfolio attributable to the relevant contracts. This amount may change at any time without notice. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses.

Voting Rights

      Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, we will send you and other owners materials describing the matters to be voted on. You instruct us how to vote those shares. When we receive those instructions, we will vote all of the shares we own and those for which no timely instructions are received in proportion to those instructions timely received. As a result of proportional voting, the vote of a small number of contract owners could determine the outcome of a proposal subject to a shareholder vote. Should we determine that we are no longer required to follow this voting procedure, we will vote the shares ourselves.

Fixed Account

      During the Accumulation Period, you can invest in the Fixed Account. The Fixed Account offers an interest rate that is guaranteed by Us to be no less than 4.5%. From time to time, we may change the interest rate credited to amounts invested in the Fixed Account. If you select the Fixed Account, your money will be placed with Our other general account assets. The Fixed Account may not be available in your state.

      The Fixed Account is not registered under the federal securities laws and it is generally not subject to its provisions. The staff of the SEC has not reviewed the disclosure related to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

      The Variable Account expenses do not apply to amounts allocated to the Fixed Account.

      If you buy the Contract as a TSA or under certain other qualified plans, the Contract may contain a provision that allows you to take a loan against the Contract Value you have allocated to the Fixed Account. Loan provisions are described in detail in your Contract.

      See your Contract for more information on the Fixed Account.

The Contract

      The Contract, like all deferred annuity Contracts, has two phases: the Accumulation Period and the Annuity Period. When you are making Purchase Payments to the Contract, it is called the Accumulation Period. During the Accumulation Period, earnings accumulate on a tax deferred basis and are taxed as income when you make a withdrawal. When you begin receiving Annuity Payments from the Contract, it switches to the Annuity Period.

      The Contracts may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. You should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is suitable for your tax qualified plan.

      Unless contrary to law, assignment of the Contract or of a Participant's Individual Contract is prohibited.

Accumulation Provisions

Purchase Payments

      The Contract is designed for Plans generally involving 25 or more Participants. Purchase Payments must be at least $10 per month. We reserve the right to accept purchase payments for less than the minimum. Purchase Payments in excess of $2,000,000 may be made only with our approval and will be subject to such terms and conditions as we may require.

      Jefferson National must approve each application. Upon acceptance, a Contract is issued to the Contract Owner and the Purchase Payment, as applicable to each Individual Contract,

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is credited to the Participant's account. When Jefferson National accepts your application, it will issue you a Contract and allocate your Purchase Payment as described below.

Allocation of Purchase Payments

      You may elect to have Purchase Payments accumulate:

      (a) on a fully variable basis, which means they are invested in the subaccounts of the Variable Account (Variable Account Investment Options);

      (b) on a fully fixed basis, which means they are invested in the Fixed Account; or

      (c)   a combination of both.

      Once we receive your Purchase Payment and the necessary information, we will issue your Contract and allocate your first Purchase Payment within 2 business days. If you do not provide us all of the information needed, we will contact you. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information.

      If you add more money to your Contract by making additional Purchase Payments, we will credit these amounts to your Contract on the business day we receive them at the Accumulation Unit value next computed. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time. However, certain Investment Portfolios impose transfer cut-off times before the end of the Business Day. We must receive transfer requests involving these Investment Portfolios no later than the time shown below, i.e., 3:45 P.M. Eastern Time based on the usual 4:00 P.M. Eastern Time close for those Investment Portfolios listed below with a cut-off 15 minutes before the NYSE Close. Any transfer involving a Rydex Investment Portfolio received after the applicable cut-off time set forth in the chart below, including a transfer request involving any other Investment Portfolio not listed or any Investment Portfolio with an earlier cut-off time, will be processed on the next Business Day. This restriction applies only to transfers between Sub-Accounts involving an Investment Portfolio that imposes an early cut-off. It does not apply to purchases or redemptions.

---------------------------------------------------------------
                 15 Minutes Before NYSE Close
---------------------------------------------------------------
Dow 2x Strategy       NASDAQ-100(R) 2x       Russell 2000(R) 2x
                      Strategy               Strategy
---------------------------------------------------------------
S&P 500 2x Strategy   Strengthening Dollar   Weakening Dollar
                      2x Strategy            2x Strategy
---------------------------------------------------------------
Europe 1.25x          Government Long Bond   Inverse Dow 2x
Strategy              1.2x Strategy          Strategy
---------------------------------------------------------------
Inverse Government    Inverse Mid-Cap        NASDAQ-100(R)
Long Bond             Strategy               Strategy
---------------------------------------------------------------
Inverse Russell       Inverse S&P 500        Japan Advantage
2000(R) Strategy      Strategy               1.25x Strategy
---------------------------------------------------------------
S&P 500 Pure Growth   S&P 500 Pure Value     Mid Cap 1.5x
                                             Strategy
---------------------------------------------------------------
S&P MidCap 400        S&P MidCap 400 Pure    Nova
Pure Growth           Value
---------------------------------------------------------------
NASDAQ-100(R)         Russell 2000 1.5x      S&P SmallCap 600
Strategy              Strategy               Pure Growth
---------------------------------------------------------------
S&P SmallCap 600      U.S. Govt Money Mkt
PureValue
---------------------------------------------------------------

---------------------------------------------------------------
                 30 Minutes Before NYSE Close
---------------------------------------------------------------
Banking               Basic Materials        Biotechnology
---------------------------------------------------------------
Commodities           Consumer Products      Electronics
Strategy
---------------------------------------------------------------
Energy                Energy Services        Financial
                                             Services
---------------------------------------------------------------
Health Care           Internet               Leisure
---------------------------------------------------------------
Precious Metals       Real Estate            Retailing
---------------------------------------------------------------
Technology            Telecommunication      Transportation
---------------------------------------------------------------
Utilities
---------------------------------------------------------------

Similarly, any transfer request involving the DireXion Dynamic VP HY Bond Fund received after 2:00 P.M., including a transfer request involving the DireXion Dynamic VP HY Bond Fund and any other Investment Portfolio, will be processed on the next Business Day.

Ten-Day Right to Review. The Contract provides a "10-day free look" (in some states, the period may be longer). This allows the Contract Owner or Participant to revoke the Contract by returning it to either a Jefferson National representative or to Us within 10 days (or the period required in your state) of delivery of the Contract. Jefferson National deems this period as ending 15 days after it mails a Contract. If you return the Contract under the terms of the free look provision, Jefferson National will refund the Contract Value, unless a different amount is required by state law. However, Our Annual Expenses of the Variable Account and Investment Portfolio Operating Expenses will have been deducted.

Accumulation Units

      We credit Purchase Payments that you allocate to the subaccounts with Accumulation Units. We do this at the end of the Valuation Period when we receive your Purchase Payment at our Administrative Office. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, we determine the number of Accumulation Units credited to your Contract by dividing the Purchase Payment amount by the value of an Accumulation Unit at the end of that Valuation Period. We value Accumulation Units for each subaccount separately.

Accumulation Unit Values

      Every business day we determine the value of an Accumulation Unit for each of the subaccounts by multiplying the Accumulation Unit value for the previous Valuation Period by a factor for the current Valuation Period. The factor is determined by:

      1. dividing the value of a Investment Portfolio share at the end of the current Valuation Period (and any charges for taxes) by the value of a Investment Portfolio share for the previous Valuation Period; and

      2.    subtracting the daily amount of the mortality and expense risk fee.

      The value of an Accumulation Unit may go up or down from Valuation Period to Valuation Period. There is no guarantee that the value of your Individual Contract will equal or exceed the Purchase Payments you have made.

      We will tell you at least once each year the number of Accumulation Units which we credited to your Individual Contract, the current Accumulation Unit values and the value

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of your Individual Contract.

Transfers

      During the Accumulation Period, you may make transfers from one subaccount to another subaccount and/or to the Fixed Account. You can make transfers between subaccounts and changes in allocations in writing, on Our Website or by telephone. Limits on transfers out of the Fixed Account may apply.

How You Can Make Transfers

      You may request transactions or obtain information about your Contract by submitting a request to Us in writing via U.S. Mail. Subject to Our administrative rules and procedures, we may also allow you to submit a request through other means.

      TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request transactions and receive information about your Contract by telephone or though our Website (www.jeffnat.com). All transaction requests are processed subject to Our administrative rules and procedures. If you do not want the ability to request transactions or receive information about your Contract by telephone or through Our Website, you should notify Us in writing.

      We will accept transaction requests from your Registered Representative and/or your Investment Advisor. You can also authorize someone else, via submitting a power of attorney in good order, to request transactions for you. If you own the Contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from and provide information to either you or the other Owner.

      We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the Owner before we will make the telephone transaction. A password will be required for Website transfers. If we fail to use such procedures we may be liable for any losses due to unauthorized or fraudulent instructions.

      We have instituted reasonable procedures to confirm that any instructions communicated are genuine. We will record all telephone calls and will ask the caller to produce your personalized data prior to our initiating any transfer requests by telephone. A password will also be required for transfers via Our Website. Additionally, as with other transactions, you will receive a confirmation of your transfer. Under certain circumstances, your quarterly statement may serve as the confirmation for transactions you made during the quarter covered by the statement. If reasonable procedures are employed, neither Jefferson National nor Jefferson National Securities Corporation will be liable for following instructions which it reasonably believes to be genuine.

      Subject to the earlier cut-off times described above, transfer requests received by Jefferson National before the close of trading on the New York Stock Exchange (currently 4:00 PM Eastern time) will be initiated at the close of business that day. If we receive a request later it will be initiated at the close of the next business day.

Excessive Trading Limits

      The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or other persons that make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio.

      We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Registered Representative, Investment Advisor or other third party acting under a Limited Power of Attorney, for any reason, including without limitation, if:

o We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any subaccount or the share prices of any Investment Portfolio or would be detrimental to other Owners; or

o We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

o the requested transaction violates Our administrative rules designed to detect and prevent market timing.

      The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. Mail only, etc.) or even prohibitions on them for particular owners who, in Our view, have abused or appear likely to abuse the transfer privilege. These restrictions do not apply to redemptions from the Contract.

      We may apply restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.

      SHORT-TERM TRADING RISK. Frequent exchanges among Investment Portfolios by Owners can reduce the long-term returns of the underlying funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value.

      The insurance-dedicated mutual funds available through the Investment Portfolios are also available in products issued by other insurance companies. These funds carry a significant

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risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners.

      As outlined below, we have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds' prospectuses for specific information about the funds' short-term trading policies and risks.

      We have adopted policies and procedures with respect to frequent transfers. These policies apply to all Investment Portfolios except for Investment Portfolios that contain disclosure permitting active trading. As of the date of this prospectus, the only Investment Portfolios which permit active trading are those of the Rydex Variable Trust (other than the Rydex Funds listed below in the 30 day hold table), the DireXion Dynamic VP HY Bond Fund, and the JNF Money Market Portfolio. This list may change any time without notice. Pursuant to this policy, we block trades that are the second transaction in a purchase and sale involving the same Investment Portfolio in less than seven (7) days (or whatever greater time period is required by the Investment Portfolio). As of the date of this prospectus, We impose longer hold periods for the funds set forth in the following table.

---------------------------------------------------------------
                         30 Day Hold
---------------------------------------------------------------
AIM High Yield        American Century     American Century
                      VP Balanced          VP Income & Growth
---------------------------------------------------------------
American Century VP   American  Century    American Century
Inflation Protection  VP Large Company     VP Ultra
                      Value
---------------------------------------------------------------
American Century      American Century     American Century
VP Value              VP Vista             VP International
---------------------------------------------------------------
Federated Capital     Federated High       Federated
Income Fund II        Income Bond Fund II  International
                                           Equity Fund II
---------------------------------------------------------------
Federated Kaufmann    Federated Market     Legg Mason
Fund II               Opportunity Fund     Aggressive Growth
                      II
---------------------------------------------------------------
Lazard Retirements    Lazard Retirement    Lazard Retirement
Emerging Markets      International        U.S. Small Cap
Portfolio             Equity               Equity
---------------------------------------------------------------
Lazard Retirement     Legg Mason           Legg Mason
U.S. Strategic        Capital and Income   Fundamental Value
Equity
---------------------------------------------------------------
Legg Mason Global     Legg Mason Large     Legg Mason
High Yield Bond       Cap Growth           Strategic Bond
---------------------------------------------------------------
Lord Abbett           Lord Abbett Growth   Rydex All Cap
America's Value       and Income           Opportunity
---------------------------------------------------------------
Rydex Commodities     Rydex Essential      Rydex Essential
Strategy              Portfolio            Portfolio
                      Aggressive           Conservative
---------------------------------------------------------------
Rydex Essential       Rydex Multi-Cap      Rydex Multi-Hedge
Portfolio Moderate    Core Equity          Strategies
---------------------------------------------------------------
Wells Fargo           Wells Fargo
Advantage Discovery   Advantage
                      Opportunity
---------------------------------------------------------------
                         60 Day Hold
---------------------------------------------------------------
Dreyfus               Dreyfus Small Cap    Dreyfus Socially
International Value   Stock Index          Responsible Growth
---------------------------------------------------------------
Dreyfus Stock Index   Third Avenue Value
---------------------------------------------------------------
                         90 Day Hold
---------------------------------------------------------------
AllianceBernstein     Janus Aspen          Janus Aspen Forty
Growth and Income     Balanced
---------------------------------------------------------------
Janus Aspen Global    Janus Aspen Growth   Janus Aspen INTECH
Life Science          and Income           Risk-Managed Core
---------------------------------------------------------------
Janus Aspen           Janus Aspen Janus    Janus Aspen
Overseas                                   Enterprise
---------------------------------------------------------------
Janus Aspen Mid Cap   Janus Aspen          Pioneer High Yield
Value                 Worldwide
---------------------------------------------------------------

This list may change at any time without notice. If only one portion of a transfer request involving multiple Investment Portfolios violates our policy, the entire transfer request is blocked.

      With the exception of contributions to, and withdrawals from, the Contract, all transfers are monitored, including without limitation, systematic transfers such as dollar cost averaging and rebalancing. Transactions are not monitored if they are scheduled at least 7 days in advance. The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities holdings to individuals, if any. If you (or your agent's) Website transfer request is restricted or denied, we will send notice via U.S. Mail.

Dollar Cost Averaging

      Jefferson National offers a Dollar Cost Averaging (DCA) program which enables you to transfer values from one or more Investment Options to other Investment Option(s) on a predetermined and systematic basis. The DCA program allows you to make investments in equal installments over time in an effort to potentially reduce the risk of market fluctuations. There is no guarantee that this will happen. Currently, there is no charge for participating in this program. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.

      Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Variable Account Investment Options regardless of fluctuating price levels of the Variable Account Investment Option(s). You should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

Rebalancing

      Rebalancing is a program, which if elected, permits you to pre-authorize periodic automatic transfers during the Accumulation Period among the subaccounts pursuant to your written instructions or via Our Website. Rebalancing via Our Website is subject to Our administrative rules and procedures. The transfers under this program are made to maintain a particular percentage allocation among the subaccounts you select. Any amount you have in the Fixed Account will not be transferred pursuant to the rebalancing program. Transfers must be in whole percentages in one (1%) percent allocation increments. The maximum number of subaccounts you can use for rebalancing is 15. You can request that rebalancing

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--------------------------------------------------------------------------------

occur quarterly, semi-annually or annually on a date you select. There is no fee for participating in the program. Jefferson National reserves the right to terminate, modify or suspend the rebalancing program at any time.

Advisory Fee Withdrawals

      Jefferson National understands the importance to you of having advice from a financial advisor regarding your investments in the Contract. Certain investment advisors have made arrangements with us to make their services available to you. Jefferson National has not made any independent investigation of these investment advisors and is not endorsing such programs. You may be required to enter into an advisory agreement with your Investment Advisor to have the fees paid out of your Contract during the Accumulation Period.

      Jefferson National will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of your Investment Advisor. If the Contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. Further, if you are under age 59 1/2 it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax advisor regarding the tax treatment of the payment of investment advisor fees from your Contract. Furthermore, please see the "Taxes - Partial 1035 Exchanges" section for further information regarding advisory fee withdrawals following a partial 1035 exchange.

Interest Sweep Program

      Sweep is a program which provides for the automatic transfer of the interest from the Fixed Account into a Variable Account Investment Option on a periodic and systematic basis. Currently, there is no charge for participating in this program.

Withdrawals

      You can withdraw all or a portion of the Contract Value at any time before the commencement of Annuity Payments and, under certain circumstances, during the Annuity Period (subject to any restrictions of the Code). We will determine the value of the Contract as of the date we receive a written request for a withdrawal at our Administrative Office or a later date you specify in the request. The portion of the redemption payment attributable to the Variable Account will be the value of Accumulation Units then credited to the Individual Contract under the Contract less applicable withdrawal charges, any outstanding loans and applicable administrative fees. With respect to any Individual Contract value or portion thereof which has been applied to provide Annuity Payments, Jefferson National will continue to make Annuity Payments under the option you selected until its obligations to make such payments terminates.

      For certain qualified Contracts, your withdrawal rights may be restricted and may require the consent of your spouse as required under the Code.

      If you have amounts allocated to more than one Investment Option, a request for a partial withdrawal must specify the manner in which the amount redeemed is to be allocated between the Investment Options. If you do not specify how the withdrawal is to be allocated between Investment Options, Jefferson National will make the withdrawal from your Investment Options on a pro rata basis. Withdrawals may be subject to income taxes, penalty taxes and certain restrictions.

Suspension of Payments

      We will pay the amount of any withdrawal from the Variable Account promptly, and in any event within seven days of the date Jefferson National receives the written request, in proper form, at its Administrative Office. Jefferson National reserves the right to defer the right of withdrawal or postpone payments for any period when:

      (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

      (2)   trading on the New York Stock Exchange is restricted;

      (3) an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practical to determine the value of the Variable Account's net assets; or

      (4) the SEC, by order, so permits for the protection of security holders, provided that applicable rules and regulations of the SEC will govern as to whether the conditions described in (2) and (3) exist.

      We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months. If mandated under applicable law, we may be required to reject a premium payment and/or otherwise block access to an owner's contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, loans, or death benefits. Once blocked, monies would be held in that contract until instructions are received from the appropriate regulator.

Restrictions Under Optional Retirement Programs

      If you participate in certain Optional Retirement Programs (ORP), you can withdraw your interest in a Contract only upon:

      (1) termination of employment in all public institutions of higher education as defined by applicable law,

      (2)   retirement, or

      (3)   death.

Accordingly, you (as a Participant in ORP) may be required to obtain a certificate of termination from your employer before you can withdraw your interest. Certain plans may have additional restrictions on distributions.

Restrictions Under Section 403(b) Plans

      If you own the Contract under a TSA-403(b) plan, you can only make withdrawals of amounts attributable to contributions you made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) under one of the following circumstances:

      (1)   when you attain age 59 1/2,

      (2)   when you separate from service,

      (3)   when you die,

      (4) if you become disabled (within the meaning of Section 72(m)(7) of the Code),

      (5)   in the case of hardship, or

      (6) made pursuant to a qualified domestic relations order, if otherwise permitted.

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      Withdrawals for hardship are restricted to the portion of your Contract
Value which represents contributions you made and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989, and apply only to:

      o     salary reduction contributions made after December 31, 1988;

      o     income attributable to such contributions; and

      o     income attributable to amounts held as of December 31, 1988.

The limitations on withdrawals do not affect rollovers or transfers between certain qualified plans. Tax penalties may also apply.

Conversion to Individual Contract Upon Termination in Plan

      Upon termination of participation in Plan, the Participant who is entitled to a benefit under the terms of the Plan may elect, if the Contract Owner so requests, to convert to an individual annuity contract. The individual annuity contract will be of the form then currently issued for this class of individual, at a duration equivalent to the lesser of the number of full years: (a) the Participant has been in the Plan; or (b) the Contract has been in force.

Systematic Withdrawal Plan

      Jefferson National offers a Systematic Withdrawal Plan (SWP) which enables you to pre-authorize periodic withdrawals. You can participate in this program by sending a written request to our Administrative Office. Subject to Our administrative procedures, you can instruct Jefferson National to withdraw a level dollar amount from specified Investment Options on a periodic basis. If you do a reallocation and do not specify Investment Options, all systematic withdrawals will be withdrawn from the Fixed Account and Variable Account Investment Options on a pro-rata basis.

      Systematic withdrawals may be subject to income taxes, penalty taxes and certain restrictions.

Loans

      Your Contract may contain a loan provision issued in connection with certain qualified plans. If you own a Contract which contains a loan provision, you may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules. You should consult a tax adviser and retirement plan fiduciary before exercising loan privileges. Loan provisions are described in detail in your Contract.

      The amount of any loan outstanding on the date of death will be deducted from the death benefit. Loans are also deducted from full withdrawals. In addition, a loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment performance of the Investment Options will apply only to the unborrowed portion of the Contract Value. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable.

Charges and Deductions

Withdrawal Charge

      If you make a partial or full withdrawal during the Accumulation Period, Jefferson National will deduct a Withdrawal Charge from the amount withdrawn ("amount redeemed") if there are less than 15 completed annual purchase payment periods (annual purchase payment period means a contract year which is the one year period beginning on the issue date and each subsequent one year period) for the Individual Contract. For purposes of the Withdrawal Charge, your oldest Purchase Payment is treated as being withdrawn first. We do not impose withdrawal charges on withdrawals we make to pay advisory fees to Your Investment Advisor. During the Annuity Period, Withdrawal Charges may apply to the fourth and fifth options.

      We do not deduct withdrawal charges from Annuity Payments under an annuity option involving lifetime payments or from amounts paid due to the death of a Participant.

      The Withdrawal Charge will be a percentage of the amount redeemed, ranging from 5% to 0% depending upon the number of completed annual Purchase Payment periods for the Individual Contract. In no event, however, will the cumulative deductions exceed 9% of the cumulative Purchase Payments made. Until such percentage reaches zero, it is possible that the actual dollar amount of the Withdrawal Charge will increase, even though the percentage will decline, because of the increased Participant's Individual Contract.

COMPLETED ANNUAL                                       CHARGE
PURCHASE PAYMENT PERIODS
FOR THE INDIVIDUAL CONTRACT
Less than 5                                             5.00%
5 but less than 10                                      3.00%
10 but less than 15                                     2.00%
15 or more                                              None

Examples:

(1) If you make a complete withdrawal of your Individual Contract before five completed Purchase Payment periods:

VALUE OF         WITHDRAWAL      ADMINISTRATIVE     REDEMPTION
CONTRACT         CHARGE          FEE DEDUCTION*     PAYMENTS
OR
INDIVIDUAL
CONTRACT
(AMOUNT
REDEEMED)
$2,000           5%($100)        $15                $1,885

* Applicable to full withdrawals only.

(2) If you make a partial withdrawal of your Individual Contract before five completed Purchase Payment periods, assuming you request a $1,000 redemption payment:

                       AMOUNT       WITHDRAWAL     REDEMPTION
AMOUNT REQUESTED      REDEEMED        CHARGE        PAYMENTS
$1,000.00            $1,052.63      $52.63(5%)      $1,000.00

      In order to make a redemption payment of $1,000, the amount redeemed must be greater than the amount requested by the amount of the withdrawal charge. We calculate the amount redeemed by dividing (a) the amount requested ($1,000) by
(b) 1.00 minus the deduction rate of 5% (or .95), which produces $1,052.63. The value of the Individual Contract will be reduced by this amount.

      If the cost of selling the Contracts is greater than the Withdrawal Charge we collect, the deficiency will be made up

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out of our general account assets which may include profits we derive from the mortality and expense risk fees.

Administrative Charge (Annual Contract Fee)

      During the Accumulation Period, Jefferson National deducts an annual contract fee of $15 on each July 2 from the Individual Contract value. We reserve the right to reduce or waive the fee. If you fully surrender your Individual Contract prior to the commencement of Annuity Payments, the annual contract fee will be deducted from proceeds paid.

      Jefferson National deducts the administrative fee first from amounts accumulated in the Fixed Account; if no or an insufficient value exists in the Fixed Account, any balance will then be deducted from the subaccounts of the Variable Account on a pro rata basis.

Mortality and Expense Risk Charge

      Jefferson National makes daily deductions from the Variable Account at an effective annual rate equal to 1.00% of the value of the assets of the Variable Account for the mortality and expense risks it assumes. The amounts are deducted from the assets of the Variable Account in accordance with the Contracts.

      Variable Annuity Payments made under the Contracts vary with the investment performance of the subaccounts of the Variable Account, but are not affected by Jefferson National's actual mortality experience among Annuitants. The life span of the Annuitant, or changes in life expectancy in general, do not affect the monthly Annuity Payments payable under the Contracts. If Annuitants live longer than the life expectancy determined by Jefferson National, Jefferson National provides funds from its general funds to make Annuity Payments. Conversely, if longevity among Annuitants is lower than Jefferson National determined, Jefferson National realizes a gain. Jefferson National also provides the death benefits under the Contracts. These are the mortality risks.

      Jefferson National performs all administrative functions and pays all administrative expenses with respect to the Contracts. These expenses include but are not limited to salaries, rents, postage, telephone, travel, legal, actuarial and accounting fees, office equipment and stationery. Jefferson National also assumes the expense risk that deductions provided for in the Contracts for sales and administrative expenses may not be enough to cover actual costs. Where the deductions are not adequate, Jefferson National will pay the amount of any shortfall from its general funds. Any amounts paid by Jefferson National may consist of, among other things, proceeds derived from mortality and expense risk charges.

Premium Taxes

      Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the Contract Value for them. These taxes are generally due either when premium payments are made or when Annuity Payments begin. It is Our current practice to deduct these taxes when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction. For a list of states and taxes, see Appendix C.

Investment Portfolio Expenses

      There are deductions from and expenses paid out of the assets of the Investment Portfolios, which are described in the Investment Portfolio prospectuses.

Reduction or Elimination of Contract Charges

      In some cases, Jefferson National may expect to incur lower sales and administrative expenses or perform fewer services due to the size of the Contract, the average contribution and the use of group enrollment procedures. Then, Jefferson National may be able to reduce or eliminate the Contract charges for administrative expense and withdrawal charges.

Other Charges

      Currently, Jefferson National does not make a charge against the Variable Account for its federal income taxes, or provisions for such taxes, that may be as a result of the Variable Account. Jefferson National may charge each subaccount of the Variable Account for its portion of any income tax charged to the subaccount or its assets.

      Under present laws, Jefferson National may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, Jefferson National may decide to make charges for such taxes or provisions for such taxes against the Variable Account. Any such charges against the Variable Account or its subaccounts could have an adverse effect on the investment performance of the subaccounts.

Death Benefits

      In the event of the death of a Participant (or Annuitant depending on your Contract) before Annuity Payments commence, Jefferson National will pay the beneficiary the value of the Participant's Individual Contract, less any debt (the "Death Benefit Amount"). We will determine the Individual Contract Value as of the Valuation Period in which we receive due proof of death acceptable to us at our Administrative Office. There is no withdrawal charge applicable to amounts paid due to the death of a Participant (or Annuitant, depending on your Contract). If you designate multiple beneficiaries, upon payment of the Death Benefit Amount to the first beneficiary, any remaining Death Benefit Amount invested in the Investment Portfolios will be placed in a money market account until we receive an election for the payment of the remaining Death Benefit Amount.

   Generally, the distribution of the Owner's interest in the Contract must be made within five years after the Owner's (or Annuitant's depending on your Contract) death. If the beneficiary is an individual, in lieu of distribution within five years of the Owner's (or Annuitant's depending on your Contract) death, distribution may generally be made as an annuity which begins within one year of the Owner's (or Annuitant's depending on your Contract) death and is payable, at least annually, over the life of the beneficiary or over a period not in excess of the life expectancy of the beneficiary. If the deceased Owner's spouse is the beneficiary, that spouse may elect to continue the Contract as the new Owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when a Contract Owner dies will apply when that spouse, as the Owner, dies. In the case of a qualified contract, the date on which distributions are required to begin must be no later than April 1 of the first calendar year following the later of: (a) the calendar year in which the Annuitant attains age 70 1/2, or (b) the calendar year in which the Annuitant

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retires. Additional requirements may apply to certain qualified contracts.

      In lieu of a lump-sum payment, the death proceeds may be applied under any of the annuity options available in the Contract and in accordance with the terms of the Plan.

      The terms of the payment of the death benefit will be controlled by applicable provisions of the Internal Revenue Code. A "spouse" is as defined under Federal law and specifically does not include a Civil Union or Domestic Partner.

The Annuity Period

Optional Annuity Period Elections

      The retirement date and the annuity options are normally established by the terms of the Plan. If you do not elect otherwise (a) the manner of payment will be a lifetime annuity with 120 monthly payments certain, and (b) the value of the Participant's Individual Contract will be applied as follows:

      o any value accumulated in the Fixed Account will be applied to provide a fixed annuity; and

      o the value in the subaccount(s) of the Variable Account will be applied, separately, to provide variable Annuity Payments.

      By giving written notice to Jefferson National at least 30 days prior to the commencement of Annuity Payments, the Contract Owner may, as to each Participant, elect to change:

      o the annuity option to any of the annuity options described below, and

      o the manner in which the value of a Participant's Individual Contract is to be applied to provide Annuity Payments (for example, an election that a portion or all of the amounts accumulated on a variable basis be applied to provide fixed Annuity Payments or vice versa).

Once Annuity Payments begin, no changes may be elected by the Contract Owner.

      Prior to the selected Annuity Date, an Individual Contract may be terminated by the Contract Owner and the value thereof received in a lump sum. Once Annuity Payments have begun, neither the Annuitant nor the Contract Owner can terminate the annuity benefit and receive a lump-sum settlement in lieu thereof, except as permitted under the Fourth and Fifth Options below.

      The assumed investment rate (AIR) is 3 1/2%. The Contract Owner may elect to have all variable benefits payable for a Participant based on a 5% AIR instead. The election must be made in writing at least 30 days prior to the Participant's retirement date. Using a higher AIR results in a higher initial Annuity Payment, but later Annuity Payments will increase more slowly when the investment performance rises and decrease more rapidly when investment performance decreases. If the performance of the Variable Account Investment Options exceeds the 3 1/2% or 5% AIR, as applicable, the Annuity Payments will increase. Similarly, if the actual rate is less than the 3 1/2% or 5% AIR, as applicable, the Annuity Payments will decrease.

      You cannot make an election that would result in a first monthly Annuity Payment of less than $25 if payments are to be on a fully fixed or variable basis, or less than $25 on each basis if a combination of variable and fixed Annuity Payments is elected. If, at any time, payments are or become less than $25 per monthly payment, Jefferson National has the right to change the frequency of payments to an interval which will result in Annuity Payments of at least $25 each, except that it will not make payments less frequently than annually.

      See "Taxes" for information on the federal tax treatment of Annuity Payments or other settlements.

Annuity Options

      You may select one of the following annuity options on either a fixed or variable basis. If you elect payments on a variable basis, payments will vary in accordance with the investment results of the subaccounts of the Variable Account.

      FIRST OPTION-INCOME FOR LIFE. Under this option, we will make monthly payments during the lifetime of the Annuitant. The payments will cease with the last monthly payment due prior to the death of the Annuitant. Of the first three options, this option offers the maximum level of monthly payments since it would be possible under this option to receive only one Annuity Payment if the Annuitant died prior to the due date of the second Annuity Payment and there is no provision for a death benefit payable to a beneficiary.

      SECOND OPTION-INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. Under this option, we will make monthly payments during the lifetime of the Annuitant with the guarantee that if, at the death of the Annuitant, we have made payments for less than 120, 180 or 240 months, as elected, we will continue to make Annuity Payments during the remainder of such period to your beneficiary. Because this option provides a specified minimum number of Annuity Payments, this option results in somewhat lower payments per month than the First Option.

      THIRD OPTION-JOINT AND SURVIVOR INCOME FOR LIFE. Under this option, we will make monthly payments during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor. Payments to the survivor will be at the rate of 100%, 75%, 66% or 50% of the amount which would have been payable to the Annuitant (you can select the rate at the time this option is elected). This option is designed primarily for couples who require the maximum possible payments during their joint lives and are not concerned with providing for beneficiaries at the death of the last to survive.

      Under current law, this option is automatically provided for a Participant in a pension plan who is married and for married Participants in most other qualified plans; however, a married Participant may waive the joint and last survivor annuity during the appropriate election period if the Participant's spouse consents in writing (acknowledging the effect of such consent) to such waiver.

      FOURTH OPTION-INCOME FOR A SPECIFIED PERIOD. Under this option, we make payments for the number of years selected, which may be from one through 30, except that, if the number of completed annual Purchase Payment periods for the Individual Contract is five or less, the number of years selected for this option may not be less than five minus the number of completed annual Purchase Payment periods. For example, if the number of completed annual Purchase Payment periods is three, then the minimum Annuity Payment period which can be elected for this Option is two years (i.e., five minus three). If the Annuitant dies before we have made

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the specified number of monthly payments, the present value of the remaining payments (as set forth in your Contract) will be paid to the designated beneficiary in one sum. If the Annuitant dies within 5 years after the start of Annuity Payments, Jefferson National will treat this payment as a surrender, which may involve a withdrawal charge. If the present value of the remaining payment is at least $5,000 it may be applied under the first three options.

      FIFTH OPTION-INCOME OF SPECIFIED AMOUNT. Under this option, we will make payments on a monthly, quarterly, semi-annual, or annual basis of a designated dollar amount until the Individual Contract value you applied under this option, adjusted each Valuation Period to reflect investment experience, is exhausted within a minimum of three years and a maximum of 20 years. The designated amount of each installment may not be less than $6.25 per month per $1,000 of Individual Contract value applied. If the number of completed annual Purchase Payment periods for the Individual Contract is five or less, the designated amount of each installment may not be greater than an amount which would total the value applied in less than five minus the number of completed annual Purchase Payment periods. For example, if the number of completed annual Purchase Payment periods is three, then the payments cannot be greater than an amount which would total the value applied in two years (i.e., five minus three). If the Annuitant dies before the value is exhausted, we will pay the remaining value to the beneficiary in one sum. In lieu of a lump sum payment, the beneficiary may elect an annuity option for distribution of any amount on deposit at the date of the Annuitant's death which will result in a rate of payment at least as rapid as the rate of payment during the life of the Annuitant.

      To the extent that the Fourth or Fifth Option is chosen on a variable basis, at any time during the payment period you may elect that the remaining value be applied to provide a lifetime annuity under one of the first three Options described above, provided that the balance is at least $5,000 and the distribution will be made at least as rapidly as during the life of the Annuitant. If this election is made within 5 years after the start of Annuity Payments, and the remaining balance is elected to be paid in one sum, then such election will be treated as a surrender. Since you may elect a lifetime annuity at any time, the annuity rate and expense risks continue during the payment period. Accordingly, deductions for these risks will continue to be made from the Individual Contract values.

      The SAI contains a further discussion of annuity provisions, including how annuity unit values are calculated.

Transfers During the Annuity Period

      You can make transfers during the Annuity Period by giving us written notice at least 30 days before the due date of the first Annuity Payment for which the change will apply. We will make transfers by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made. The next Annuity Payment, if it were made at that time, would be the same amount that it would have been without the transfer. After that, Annuity Payments will reflect changes in the value of the new annuity units. Jefferson National reserves the right to limit, upon notice, the maximum number of transfers you can make to one in any six-month period once Annuity Payments have begun. In addition, you may not make transfers from a fixed annuity option.

      Jefferson National reserves the right to defer the transfer privilege at any time that it is unable to purchase or redeem shares of the Investment Portfolios. Jefferson National also reserves the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

Death Benefit Amount During the Annuity Period

      If you selected Annuity Payments based on an annuity option providing payments for a guaranteed period, and the Annuitant dies during the Annuity Period, Jefferson National will make the remaining guaranteed payments to the beneficiary. Such payments will be made at least as rapidly as under the method of distribution being used as of the date of the Annuitant's death. If no beneficiary is living, Jefferson National will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the Annuitant's estate.

Taxes

NOTE: Jefferson National has prepared the following information on taxes as a general discussion of the subject. Further information on taxes is contained in the Statement of Additional Information. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. If your Contract pays a death benefit upon the death of the annuitant, rather than owner, please consult a tax advisor regarding the tax treatment of this benefit. You should consult your tax adviser about your own circumstances.

Annuity Contracts in General

      When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Tax Status of the Contracts

      Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

      Diversification Requirements. The Internal Revenue Code (Code) requires that the investments of each investment division of the Variable Account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

      Owner Control. In certain circumstances, owners of

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variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the Variable Account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. While We believe that the Contracts do not give owners investment control over Variable Account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the Variable Account assets supporting the Contract.

      Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

      Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

      If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.

      For Individual Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs. Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions".

      Other rules may apply to Qualified Contracts.

Taxation of Non-Qualified Contracts

      Non-Natural Person. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

      The following discussion generally applies to Contracts owned by natural persons.

      Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the Owner's investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

      Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

      o     made on or after the taxpayer reaches age 59 1/2;

      o     made on or after the death of an Owner;

      o     attributable to the taxpayer's becoming disabled; or

      o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary. If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

      Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

      Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

--------------------------------------------------------------------------------

      Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

      Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

      Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

      Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

      Partial 1035 Exchanges. The Internal Revenue Service issued Rev. Proc. 2008-24 that indicates that in the case of a Non-Qualified Contract, if a withdrawal is taken from either the original annuity contract or the receiving annuity contract within the 12-month period following a partial 1035 exchange that the partial 1035 exchange will not receive tax-free treatment. Thus, the tax-free nature of the partial exchange will be lost and the exchange will be retroactively treated as a taxable withdrawal (on the lesser of the earnings in the original contract or the amount exchanged). There are some exceptions to this rule and a prospective Owner should discuss any contemplated partial 1035 for a Non-Qualified Contract with a tax adviser.

      Owner (Investor) Control. For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate Account Values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

      In 2003, the Internal Revenue Service ("IRS") in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. In describing the acceptability of the 20 fund options in the ruling, the IRS indicated that each fund had a different investment strategy and that the investment strategies of each fund was sufficiently broad to prevent the policyholder from making particular investment decisions through investment in a fund.

      The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the Contract Owner and the Company regarding the availability of a particular investment option and, other than the Contract Owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by Us or an advisor in its sole and absolute discretion.

      Contracts such as this one, with more than 20 fund options, raise investor control concerns. It is possible that the IRS may determine that due to the number of different fund options and the fact that some funds may have the same investment strategy, there is an investor control issue with this Contract. However, at this time We believe that due to the lack of any arrangement, plan, contract or agreement between the contract holder and Us concerning the availability of particular options, based on the totality of the facts and circumstances, this contract satisfies the current IRS requirements.

      At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the Contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, the Company reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Taxation of Qualified Contracts

      The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts (IRAs), as defined in
Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension

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--------------------------------------------------------------------------------

and profit-sharing plans under Section 401(a) of the Code, Tax Sheltered Annuities under section 403(b) of the Code and certain deferred compensation plans under Code Section 457.

Required Minimum Distributions

      Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 701/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Seek Tax Advice

      The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a qualified plan and purchase of a Contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.

Possible Tax Law Changes

      Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

      We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

General Matters

Distribution of Contracts

      Jefferson National Securities Corporation (JNSC), 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is registered as a broker-dealer under the Securities Exchange Act of 1934. JNSC is a member of the Financial Industry Regulatory Authority. Sales of the Contracts will be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.

      Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers' commissions may be up to 8.50% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with the marketing of the Contracts. We may, by agreement with the broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission. This combination may result in the broker-dealer receiving more commission over time than would be the case if it had elected to receive only a commission at the time of sale. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

      In addition, under certain circumstances, payments may be made to certain sellers or Financial Advisors for other services not directly related to the sale of contracts.

Legal Proceedings

      Like other life insurance companies, there is a possibility that we may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither Jefferson National nor Jefferson National Securities Corporation, the distributor of the Contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

      On August 9, 2004, Jefferson National and Inviva, Inc., a shareholder of Jefferson National and its former parent, without admitting or denying any wrongdoing, settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of "market timing" arrangements which, to the greatest extent, involved The Monument variable annuity and, to a much lesser extent, the Advantage Plus variable annuity. The market timing arrangements were in place when Inviva acquired Jefferson National in October 2002 and were terminated in October 2003. Under the terms of the settlement, a $5 million pool, $1.5 million of which is characterized as a penalty, has been established for distribution to investors who have suffered losses by virtue of the market timing. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant acceptable to the SEC.

      On August 9, 2004, Jefferson National and Inviva submitted a Stipulation of Settlement to the New York Attorney General("NYAG") based on the same set of facts, again without admitting or denying any wrongdoing. The settlement with NYAG recognizes the payments being made in connection with the SEC settlement and did not require Jefferson National or Inviva to make any additional payments.

Independent Registered Public Accounting Firm

      The statutory-basis financial statements of Jefferson National Life Insurance Company as of December 31, 2007 and 2008, and for each of the three years in the period then ended December 31, 2008, and the financial statements of Jefferson National Life Annuity Account C as of December 31, 2008 and for each of the two years in the period then ended December 31, 2008 appearing in this Statement of Additional Information have been audited by BDO Seidman LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


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APPENDIX A -- MORE INFORMATION ABOUT THE INVESTMENT PORTFOLIOS

Below is a summary of the investment objectives and strategies of each Investment Portfolio available under the Contract. There can be no assurance that the investment objectives will be achieved. The Investment Portfolio prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each Investment Portfolio. The following descriptions are qualified in their entirety by the prospectus for each Investment Portfolio.

AIM VARIABLE INSURANCE FUNDS

The AIM Variable Insurance Funds is a mutual fund with multiple portfolios. Invesco Aim Advisors, Inc. serves as the investment advisor. It is anticipated that, on or about the end of the fourth quarter of 2009, the businesses of Invesco Aim and Invesco Global will be combined into Invesco Institutional, which will be renamed Invesco Advisers, Inc. The combined entity will serve as the fund's investment adviser following the combination and will provide substantially the same services as are currently provided by the three entities. Further information about this combination will be posted on http://www.invescoaim.com on or about the closing date of the transaction. Invesco Trimark Ltd.; Invesco Global Asset Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited serves as the investment subadvisors. The following
Investment Portfolios are available under the Contract:

AIM V.I. Basic Value - Series II shares

The Fund's investment objective is long-term growth of capital. The portfolio management team seeks to construct a portfolio of companies that have the potential for capital growth. The fund's investments may include synthetic and derivative instruments.

AIM V.I. Core Equity -- Series I shares

The Fund's investment objective is growth of capital. The fund seeks to meet its objective by investing normally at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of established companies that have long-term above average growth in earnings, and growth companies that are believed to have the potential for above-average growth in earnings.

AIM V.I. Financial Services - Series I shares

The Fund's investment objective is capital growth. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities of issuers engaged primarily in financial services-related services

AIM V.I. Global Health Care - Series I shares

The Fund's investment objective is capital growth. The fund seeks to meet this objective by investing, normally, at least 80% of its assets in securities of health care industries.

AIM V.I. Global Real Estate - Series I shares

The Fund's investment objective is high total return through growth of capital and current income. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies, including real estate investment trusts (REITs)

AIM V.I. High Yield - Series I shares

The Fund's investment objective is a high level of current income. The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of borrowings for investment purposes, in debt securities that are determined to be below investment grade quality because they are rated BB/Ba or lower by Standard & Poor's Ratings Services, Moody's Investors Service, Inc., or any other nationally recognized statistical rating organization (NRSRO), or are determined by the portfolio managers to be of comparable quality to such rated securities.

AIM V.I. Mid Cap Core Equity - Series II shares

The Fund's investment objective is long-term growth of capital. The fund seeks to meet this objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies.

AIM V.I. Technology - Series I shares

The Fund's investment objective is capital growth. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities of issuers engaged primarily in technology-related industries.

THE ALGER AMERICAN FUND

The Alger American Fund is a mutual fund with multiple portfolios. The manager of the fund is Fred Alger Management, Inc. The following Investment Portfolios are available under the Contract:

Alger American Capital Appreciation

The Fund's objective is long term capital appreciation. Pursues a growth investment style--looking particularly for companies with high unit volume growth in an expanding marketplace or those experiencing a positive lifecycle change. Invests in companies of any size with promising growth potential. May use leverage and options and futures transactions to take swift advantage of changing market conditions and to potentially enhance long-term return. Can leverage up to 1/3 of assets to buy additional securities.

Alger American Growth

The Fund's objective is long term capital appreciation. Pursues a growth investment style. Invests primarily in large growth companies (with market caps of $1B+). Focuses on companies with broad product lines, markets, financial resources and depth of management.

Alger American Mid Cap Growth

The Fund's objective is long term capital appreciation. Pursues a growth investment style. Invests primarily in mid-


                                       23
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sized companies (with market caps within the range of the Russell Midcap Growth
Index or the S&P MidCap 400 Index) with promising growth potential.

Alger American Small Cap Growth

The Fund's objective is long term capital Appreciation. Pursues a growth investment style. Invests primarily in small cap companies (market caps within the range of the Russell 2000 Growth Index or the S&P SmallCap 600 Index). Looks for small, fast-growing companies offering innovative products, services or technologies to a rapidly expanding marketplace.

ALLIANCEBERNSTEIN L.P.

AllianceBernstein L.P. is one of the largest publicly traded global asset management firms in the world with approximately $462 billion in assets under management at December 31, 2008. AllianceBernstein provides diversified, investment management services that include global growth, value and style blend equities, and fixed income services to institutional, high net worth and retail clients worldwide.

AllianceBernstein Growth and Income (Class A)

The Portfolio's investment objective is long-term growth of capital. The Portfolio invests primarily in the equity securities of U.S. companies that the Adviser believes are undervalued. The Adviser believes that, over time, a company's stock price will come to reflect its intrinsic economic value. The Adviser uses a disciplined investment process to evaluate the companies in the Adviser's extensive research universe. The Portfolio may invest in companies of any size and in any industry.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

American Century Variable Portfolios, Inc. is a registered open-end management investment company with multiple funds. The funds' investment adviser is American Century Investment Management, Inc, except for American Century Investments VP International Fund, which has American Century Global Investment Management, Inc. as an investment adviser. The following Investment Portfolios are available under the Contract:

American Century VP Balanced (Class I)

The Fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

American Century VP Income & Growth (Class I)

The Fund seeks capital growth by investing in common stocks. Income is a secondary objective.

American Century VP Inflation Protection (Class II)

The Fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century VP International (Class I)

The Fund seeks capital growth by investing primarily in securities of foreign companies that management believes to have potential for appreciation.

American Century VP Large Company Value (Class I)

The Fund seeks long-term capital growth. Income is a secondary objective. The fund invests primarily in equity securities of large companies that management believes to be undervalued at the time of purchase.

American Century VP Ultra (Class I)

The Fund seeks long-term capital growth by investing in common stocks considered by management to have better-than-average prospects for appreciation

American Century VP Value (Class I)

The Fund seeks long-term capital growth with income as a secondary objective. It invests primarily in equity securities of well-established companies that management believes to be undervalued at the time of purchase.

American Century VP Vista (Class I)

The Fund seeks long term capital growth by investing in stocks of medium-sized and smaller companies that management believes will increase in value over time.

THE DIREXION INSURANCE TRUST

The DireXion Insurance Trust is managed by Rafferty Asset Management, LLC, which provides investment services to the Fund. Rafferty is located at 33 Whitehall St. 10th Floor, New York, NY 10004. As of the date of this prospectus the DireXion Dynamic VP HY Bond Fund permits active trading. This may change at any time without notice. For more information, see the prospectus. The following Investment Portfolio is available under the Contract:

DireXion Dynamic VP HY Bond

Invests at least 80% of assets primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality, high yield debt. Designed primarily for experienced investors, Fund is frequently used by those engaging in active trading or those following an asset allocation strategy. To accommodate frequent trading, portfolio is positioned to maintain enough liquidity to meet potential redemptions by active shareholders while gaining exposure to the high yield bond market. It may invest a substantial portion or even all assets in derivative securities, such as futures, options, swaps, options on futures, financial instruments such as futures and options on high yield bond indices, and baskets of high yield securities based on various high yield bond indices.

DREYFUS CORPORATION

Dreyfus Investment Portfolios, Small Cap Stock Index

The Portfolio seeks to match the performance of the Standard & Poor's SmallCap 600 Index.

To pursue this goal, the portfolio uses a tight sampling process and holds a representative sample of the 600 stocks in the S&P SmallCap 600 Index in direct proportion to their weight in the index. Rather than attempt to replicate the index, however, the portfolio will also invest in futures whose performance is related to the index. The portfolio attempts to have a correlation between its performance and that of the index of at least .95, before expenses.

Dreyfus Variable Investment Fund, International Value

The Portfolio seeks long term capital growth. To pursue this goal, the portfolio Invests in foreign stocks, following a value-oriented, research-driven approach. It uses extensive


                                                                              24
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quantitative and fundamental research to select stocks, focusing on issuer's value, business health and a catalyst that may trigger a price increase in the near to mid-term. Emphasizes individual stock selection rather than economic and industry trends. Typically stocks are sold when no longer considered value stocks. Normally is at least 80% invested in foreign stocks. May invest in companies of any size; may invest in companies located in emerging markets.

The Dreyfus Socially Responsible Growth Fund, Inc.

The Portfolio invests in large-cap stocks that meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of quality of life in America. Stock selection process first seeks reasonably-priced growth stocks, and then assesses the company's record in areas of: environmental protection, occupational health and safety, consumer protection and product purity, equal employment opportunity.

Dreyfus Stock Index Fund

The Fund attempts to have a correlation between its performance and that of the S&P 500 Index of at least .95 before expenses. The fund also may use stock index futures as a substitute for the sale or purchase of securities.

FEDERATED INSURANCE SERIES

Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the adviser to the Federated High Income Bond Fund II (Primary Shares). Federated Global Investment Management Corp. is the adviser to the Federated International Equity Fund II. Federated Equity Management Company of Pennsylvania is the adviser to the Federated Kaufmann Fund II, the Federated Market Opportunity Fund II, and the Federated Capital Income
II. Capital Income II's sub-advisor is the Federated Investment Management Company. The following Investment Portfolios are available under the Contract:

Federated Capital Income II

The Fund's objective is high current income and moderate capital appreciation. It pursues its investment objective by investing primarily in equity fixed income securities that have higher relative income potential.

The Federated High Income Bond Fund II

The Fund seeks high current income by investing primarily in a professionally managed, diversified portfolio of high yield, lower rated corporate bonds (also known as "junk bonds").

Federated International Equity II

The Fund seeks to obtain a total return on its assets. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund pursues its investment objective by investing primarily in equity securities of companies based outside the United States.

Federated Kaufmann II (Service Shares)

The Fund seeks to provide capital appreciation. The Fund pursues its investment objective by investing primarily in the stocks of small and medium-sized companies that are traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market.

Federated Market Opportunity II (Service Shares)

The Fund seeks to provide moderate capital appreciation and high current income. The Fund pursues its investment objective by investing under normal market conditions, in domestic (including ADRs) and foreign securities that the Adviser deems to be undervalued or out-of-favor or securities that the Adviser believes are attractive due to their income-producing potential.

JANUS ASPEN SERIES

Each Portfolio is a series of Janus Aspen Series, a Delaware statutory trust. Janus Capital Management LLC is the investment adviser to the Portfolios. Janus Aspen MidCap Value Portfolio is subadvised by Perkins, Wolf, McDonnell and Company, LLC. The following Investment Portfolios are available under your
Contract:

Janus Aspen Balanced

The Fund's objective is to seek long-term capital growth, consistent with preservation of capital and balanced by current income. It pursues its objective by normally investing 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. This Portfolio normally invests at least 25% of its assets in fixed-income senior securities, which include debt securities and preferred stocks.

Janus Aspen Enterprise

The fund's objective is to seek long term growth of capital. It pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the Russell Midcap(R) Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the index will vary, but as of December 31, 2008, they ranged from approximately $24 million to $14.9 billion.

Janus Aspen Forty

The Fund's objective is to seek long-term growth of capital. It pursues its objective by investing primarily in common stocks of issuers of any size, which may include larger well-established issuers and/or smaller emerging growth companies.

Janus Aspen Global Life Sciences

The Fund's objective is to seek long-term growth of capital. It pursues its objective by normally investing at least 80% of the portfolio's net assets in securities of companies that the portfolio manager believes have a life sciences orientation. At least, 25% of the portfolio's total assets will normally be invested in the healthcare, pharmaceuticals, agriculture, cosmetics/personal care, and biotechnology industry groups.

Janus Aspen Growth and Income

The Fund's objective is long-term capital growth and current income. It pursues its investment objective by normally emphasizing investments in common stocks. The Portfolio normally invests up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential. Eligible equity securities in which the Portfolio may invest include: domestic and foreign common


                                                                              25
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stocks; preferred stocks; securities convertible into common stocks or preferred stocks, such as convertible preferred stocks, bonds, and debentures; other securities with equity characteristics.

Janus Aspen Janus Portfolio

The fund's objective is to seek long-term growth of capital. It pursues its investment objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio may invest in companies of any size, it generally invests in larger, more established companies. As of December 31, 2008, the Portfolio's weighted average market capitalization was $52.1 billion.

Janus Aspen Overseas Portfolio

The fund's objective is to seek long term growth of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets in securities of issuers from countries outside of the United States. The Portfolio normally invests in securities of issuers from several different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers, and it may, under unusual circumstances, invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets. The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

Janus Aspen Perkins MidCap Value Portfolio

The fund's objective is to seek capital appreciation. It pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The Portfolio primarily invests in the common stocks of mid-sized companies whose stock prices the portfolio managers believe to be undervalued. The Portfolio invests, under normal circumstances, at least 80% of its assets in equity securities of companies whose market capitalization falls, at the time of purchase, within the 12-month average of the capitalization range of the Russell Midcap(R) Value Index. This average is updated monthly. The market capitalizations within the index will vary, but as of December 31, 2008, they ranged from approximately $24 million to $13.8 billion.

Janus Aspen Worldwide Portfolio

The fund's objective is to seek long term growth of capital consistent with preservation of capital. It pursues its investment objective by investing primarily in common stocks of companies of any size located throughout the world. The Portfolio normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities.

LAZARD RETIREMENT SERIES, INC.

Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management LLC serves as the investment manager of the portfolios. Lazard Asset Management LLC ("Lazard" or "LAM") is a Delaware limited liability company. It is a subsidiary of Lazard Freres & Co. LLC, (LF&Co), a New York limited liability company with one member, Lazard Group LLC, a Delaware limited liability company. The following Investment Portfolios are available under the
Contract:

Lazard Retirement Emerging Markets Equity Portfolio

The Fund's objective is Long Term Capital Appreciation. A bottom-up approach to stock selection following a relative-value investment style. Screening processes first identify companies that are attractively priced relative to their financial returns. Then fundamental analysis considers sustainability of returns, while accounting validation examines companies' stated financial statistics. Quantitative research techniques are used to monitor risks associated with industry and country concentrations in order to ensure diversification. Invests in 60-90 securities, with a market capitalization of $300 million or greater, that are domiciled in countries that comprise the MSCI Emerging Markets Index.

Lazard Retirement International Equity Portfolio

The Fund's objective is Long Term Capital Appreciation. It takes a bottom-up approach to stock selection following a relative-value investment style. Screening processes first identify companies that are attractively priced relative to their financial returns. Then fundamental analysis considers sustainability of returns, while accounting validation examines companies' stated financial statistics. Quantitative research techniques are used to monitor risks associated with industry and country concentrations in order to ensure diversification. Invests in 60-80 securities, with a market capitalization of $3 billion or greater, that are domiciled in countries that comprise the MSCI EAFE Index.

Lazard Retirement U.S. Small Cap Equity Portfolio

The Fund's objective is long term capital appreciation. It pursues a value investment style, primarily investing in relatively small U.S. companies with market caps in the range of the Russell 2000 Index. A bottom-up approach to stock selection seeks companies with strong financial productivity that--based on earnings, cash flow, or asset value--may be undervalued. Screening seeks to identify companies that are attractively priced relative to their financial returns. Fundamental analysis considers sustainability of returns and validates stated financial statistics. Quantitative research techniques are used to monitor risks associated with industry concentrations in order to ensure diversification.

Lazard Retirement U.S. Strategic Equity Portfolio

Pursues a relative-value style, investing in large-cap companies with market caps in the range of companies included in the S&P 500. A bottom-up approach to stock selection seeks companies with strong financial productivity that--based on earnings, cash flow, or asset value--may be undervalued. Screening seeks to identify companies that are


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attractively priced relative to their financial returns. Fundamental analysis considers sustainability of returns and validates stated financial statistics. Quantitative research techniques are used to monitor risks associated with industry concentrations in order to ensure diversification. Generally holds 55-75 securities of U.S. companies with market caps of $5B or more. The fund may also invest up to 15% of assets in non-U.S. equities that trade in U.S. markets. Portfolio returns are benchmarked to the S&P 500 Index.

LEGG MASON PARTNERS FUND ADVISOR, LLC

INVESTMENT MANAGER AND SUBADVISORS Legg Mason Partners Fund Advisor, LLC ("LMPFA"), with offices at 620 Eighth Avenue, New York, New York 10018, is the funds' investment manager. LMPFA provides administrative and certain oversight services to the funds and manages the equity funds' cash and short-term investments. Clear Bridge Advisors, LLC ("ClearBridge") provides the day-to-day portfolio management of certain of the funds. ClearBridge has offices at 620 Eighth Avenue, New York, New York 10018 and is an investment adviser that was formed to succeed to the equity securities portfolio management business of Citigroup Asset Management, which was acquired by Legg Mason, Inc. in December 2005. Western Asset Management Company ("Western Asset") and Western Asset Management Company Limited ("Western Asset Limited") provide the day-to-day portfolio management of certain of the funds as subadvisers. Western Asset, established in 1971 and having offices at 385 East Colorado Boulevard, Pasadena, California 91101, and Western Asset Limited, with offices at 10 Exchange Place, London, England, act as investment advisers to institutional accounts, such as corporate pension plans, mutual funds and endowment funds.

Legg Mason Partners Variable Aggressive Growth

The Portfolio seeks capital appreciation. Invests primarily in common stocks of companies the manager believes are experiencing, or will experience, growth in earnings that exceeds the average rate of earnings growth of the companies comprising the S&P 500 Index. The fund may invest in the securities of large, well-known companies that offer prospects of long-term earnings growth. However, because higher growth rates are often achieved by small to medium-sized companies, a significant portion of the fund's assets may be invested in the securities of such companies.

Legg Mason Partners Variable Capital and Income

The Portfolio seeks total return (a combination of income and long-term capital appreciation). The fund invests in equity and fixed income securities of both U.S. and foreign issuers. The fund seeks to generate income and appreciation by allocating fund assets to income and non-income producing equity and equity related securities, including common stocks, real estate investment trusts and convertible securities. To generate income and enhance exposure to the equity markets, the fund will purchase investment grade and high yield fixed income securities or unrated securities of equivalent quality along with options on securities indices. Securities rated below investment grade are commonly referred to as junk bonds. Fixed income securities may be of any maturity.

Legg Mason Partners Variable Fundamental Value

The Portfolio seeks long-term capital growth with current income a secondary consideration. Invests primarily in common stocks and common stock equivalents of companies the manager believes are undervalued in the marketplace. While the manager selects investments primarily for their capital appreciation potential, secondary consideration is given to a company's dividend record and the potential for an improved dividend return. The fund generally invests in securities of large, well-known companies but may also invest a significant portion of its assets in securities of small to medium-sized companies when the portfolio managers believe smaller companies offer more attractive value opportunities. The fund may invest up to 35% of its assets in convertible bonds, preferred stock, warrants and interest paying debt securities, and up to 10% of the fund's assets may be invested in below investment grade bonds.

Legg Mason Partners Variable Global High Yield Bond

The Portfolio seeks to maximize total return, consistent with the preservation of capital. The fund invests primarily in high yield fixed income securities issued by U.S. and foreign companies and foreign governments and their agencies and instrumentalities. The fund invests, under normal circumstances, at least 80% of its assets in high yield bonds and related instruments. The fund will limit its investments in emerging market governmental issuers to 35% of its assets. Emerging market countries are countries that, at the time of investment, are represented in the JP Morgan EMBI Global Index or categorized by the World Bank in its annual categorization as middle- or low-income. The fund may also invest up to 100% of its assets in securities of foreign issuers.

Legg Mason Partners Variable Large Cap Growth

The Portfolio seeks long-term growth of capital. It invests at least 80% of its assets in equity securities or other investments with similar economic characteristics of U.S. companies with large market capitalizations. Large market capitalizations are currently defined as those whose market capitalizations are similar to companies in the Russell 1000 index. The fund may also invest up to 20% of its assets in equity securities of companies with smaller market capitalizations.

Legg Mason Partners Variable Strategic Bond

The Portfolio seeks to maximize total return, consistent with the preservation of capital. The fund invests primarily in a globally diverse portfolio of fixed income securities and, under normal circumstances, the fund invests at least 80% of its assets in fixed income securities and related instruments. The portfolio managers have broad discretion to allocate the fund's assets among the following segments of the international market for fixed income securities: U.S. government obligations, investment and non-investment grade U.S. and foreign corporate debt, including issuers in emerging market countries, mortgage and asset-backed securities and investment and non-investment grade sovereign debt, including issuers in emerging market countries. The fund may invest up to 100% of its assets in securities of foreign issuers, including securities of issuers located in emerging markets.

LORD ABBETT SERIES FUND, INC.

Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is Lord, Abbett &


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Co. LLC ("Lord Abbett"), a Delaware limited liability company, which is registered as an investment adviser with the SEC. The following Investment Portfolios are available under the Contract:

Lord Abbett Series Fund, Inc. - America's Value

The Fund's goal is long-term growth and current income through investing in U.S. and select international mid and large cap companies along with investment-grade, high-yield, and convertible bonds. The Fund invests across a combination of capital-appreciating and income-generating securities, and has the flexibility to adjust the equity and fixed-income allocations to capture opportunity.

Lord Abbett Series Fund, Inc. - Bond Debenture

The Fund's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund invests across a number of bond categories. The Fund focuses on high-yield, convertible, and U.S. government bonds to maximize total return while maintaining a lower volatility level than a fund invested solely in high-yield securities.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Neuberger Berman Advisers Management Trust ("Neuberger Berman AMT") is a registered investment company offering multiple portfolios. The portfolios are managed by Neuberger Berman Management Inc and sub-advised by Neuberger Berman, LLC (except for Lehman Brothers High Income Bond Portfolio (formerly, High Income Bond Portfolio) and Lehman Brothers Short Duration Bond Portfolio (formerly Limited Maturity Bond Portfolio), which are each sub-advised by Lehman Brothers Asset Management LLC, an affiliate of Neuberger Berman. The following portfolios are available under the Contract:

Neuberger Berman AMT Mid-Cap Growth

The objective of the Portfolio is growth of capital. Pursues growth investment style by normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap(R) Index at the time of purchase. The market capitalization range of the Russell Midcap Index will fluctuate with changes in market conditions and changes in composition of the Index. The Portfolio Manager employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, the Portfolio Manager looks for fast-growing companies with above average sales and competitive returns on equity relative to their peers.

Neuberger Berman AMT Partners

The objective of the Portfolio is growth of capital. It pursues a value investment style, investing primarily in stocks of mid- to large-cap companies. It looks for undervalued stocks of well-managed companies with strong fundamentals, consistent cash flow, and a sound earnings record through all phases of the market cycle. It seeks to reduce risk by diversifying among many companies and industries.

Neuberger Berman AMT Regency

The objective of the Portfolio is growth of capital. It pursues a value investment style, investing primarily in stocks of mid-cap companies that investors have overlooked. It aims to invest in "middle weight champions" -- well-managed companies with dominant market share, strong fundamentals, consistent cash flow, and a sound earnings record through all phases of the market cycle. It seeks to reduce risk by diversifying among many companies and industries.

Neuberger Berman Short Duration Bond

The objective of the Portfolio is the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal Invests mainly in investment grade bonds and other debt securities from U.S. gov't and corporate issuers. To enhance yield and add diversification may invest up to 10% of assets in below investment grade securities, if, at the time of purchase they are rated at least B by Moody's or Standard & Poor's or if unrated by either of these, deemed by the investment manager to be of comparable quality. The Fund seeks to reduce credit risk by diversifying among many issuers and different types of securities. Although it may invest in securities of any maturity, under normal circumstances it maintains an average portfolio duration of three years or less. The Portfolio Managers monitor national trends in the corporate and government securities markets, as well as a range of economic and financial factors. If particular sectors of the bond market appear relatively inexpensive, the Portfolio Managers may increase the Fund's exposure in those sectors and decrease exposure in other sectors. The Portfolio Managers look for securities that appear under priced compared to securities of similar structure and credit quality. In choosing lower-rated securities, the managers generally look for bonds from issuers whose financial health appears comparatively strong, and that may have their credit ratings raised. The Fund may sell securities if the Portfolio Managers find an opportunity they believe is more compelling or if the Portfolio Managers' outlook on the investment or the market changes.

Neuberger Berman AMT Small Cap Growth

The objective of the Portfolio is long term capital appreciation. Pursues a growth investment style by normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of small-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell 2000 Index at the time of purchase. The market capitalization range of the Russell 2000 Index will fluctuate with changes in market conditions and changes in composition of the Index. In choosing companies that the Portfolio Manager believes are likely to achieve the Fund's objective, the Portfolio Manager also will consider the company's overall business qualities. These qualities include the company's profitability and cash flow, financial condition, insider ownership, and stock valuation. In selecting companies that the Portfolio Manager believes may have greater potential to appreciate in price, the Portfolio Manager will invest the Fund in smaller companies that are not closely followed by major Wall Street brokerage houses and large asset management firms. The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, when the company's business fails to


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perform as expected, or when other opportunities appear more attractive.

Neuberger Berman AMT Socially Responsive

The objective of the portfolio is long-term growth of capital. It invests mainly in mid- to large-cap companies that meet the fund's financial criteria and social policy. It aims to reduce risk by investing across many different industries. It pursues research-driven and valuation-sensitive approach to stock selection, seeking stocks in well-positioned businesses believed to be undervalued. It looks for leadership in three areas: 1) environmental concerns,
2) diversity in the work force, and 3) progressive employment and workplace practices, and community relations. Also looks at company's record in public health and the nature of its products. Firms judged on overall corporate citizenship, considering their accomplishments as well as their goals. Seeks to avoid companies deriving revenue from alcohol, tobacco, gambling, or weapons, or that are involved in nuclear power. The fund does not invest in companies that derive revenue primarily from non-consumer sales to the military.

NORTHERN LIGHTS VARIABLE INSURANCE TRUST

The Northern Lights Variable Insurance Trust is a Delaware statutory trust offering multiple portfolios including Changing Parameters and JNF, managed by Changing Parameters, LLC, and JNF Advisors, Inc., respectively. JNF Advisors, Inc. retains certain sub-advisers to manage its funds. Please see the underlying fund prospectus for details.

JNF Chicago Equity Partners Balanced

The JNF Fund seeks to provide long-term growth of capital and income consistent with preservation of capital and a prudent level of risk. Normally the portfolio invests approximately 65-70% of its assets in mid to large cap equity securities, and the remainder in a combination of fixed-income securities, or cash equivalents. The equity investment strategy is designed to deliver a consistent exposure to the domestic equity market and utilizes a proprietary multi-factor model to identify securities with positive exposure to specific growth, value, quality and momentum factors. The goal of the process is to outperform the benchmark through specific security selection while reducing portfolio risks that lead to volatility and are not consistently rewarded. The fixed income strategy is designed to generate excess return through sector allocation, security selection and maturity distribution. The asset allocation strategy focuses on shifting the allocation to provide additional excess return over the benchmark at a prudent risk level.

JNF Chicago Equity Partners Equity The Fund seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The investment strategy is designed to deliver a consistent exposure to the domestic mid capitalization equity market and utilizes a proprietary multi-factor model to identify securities with positive exposure to specific growth, value, quality and momentum factors. The goal of the process is to outperform the benchmark through specific stock selection while reducing portfolio risks that lead to volatility and are not consistently rewarded.

JNF Loomis Sayles Bond

The Portfolio seeks high total investment return through a combination of current income and capital appreciation by investing at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities.

JNF Money Market

The Portfolio seeks to provide as high a level of current income as is consistent with preservation of capital and daily liquidity by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Portfolio also may invest up to 5% of its total assets in money market securities that are in the second-highest rating category for short-term obligations.

PIMCO VARIABLE INSURANCE TRUST

The PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC ("PIMCO") serves as investment adviser and the administrator for the Portfolios. The following Investment Portfolios are available under the Contract:

PIMCO VIT All Asset

The Fund seeks maximum real return consistent with preservation of real capital and prudent investment management. A "fund of funds", this portfolio normally invests all of its assets in a wide selection of PIMCO funds. The fund's strategy is actually a combo of several strategies which together seek to increase an investor's real return potential. Strategies include: 1) inclusion of non-trade asset classes such as Treasury Inflation-Protected Securities
(TIPS), commodities & emerging mkt bonds; 2) investment with managers who have delivered solid returns over a variety of market conditions; and 3) tactical allocation, allowing the manager to make timely adjustments to the portfolio allocation in pursuit of additional return. Primary benchmark is the Barclays Capital 1-10 Year TIPS Index. Also uses the Consumer Price Index (CPI) + 5% as a secondary benchmark--an explicit statement about the fund's goal to enhance purchasing power in a meaningful way.

PIMCO VIT CommodityRealReturn TM Strategy Portfolio

The Fund seeks maximum real return consistent with prudent investment management. Normally invests in commodity-linked derivatives backed by a portfolio of inflation-indexed securities and other fixed income instruments. Rather than invest directly in physical commodities, fund employs an "enhanced index" strategy. It uses commodity-index-linked derivative instruments, to gain 100% exposure to the investment return of the Dow Jones AIG Commodity Total Return Index. The fund fully collateralizes the commodity-index-linked derivatives by investing its assets in an actively managed portfolio of inflation-indexed bonds (for a return linked to changes in the rate of inflation) and other fixed income securities. As a result the Fund attempts to employ a Double Real strategy, seeking to capitalize on the inflation-hedging properties of both commodities and inflation-indexed bonds.

PIMCO VIT Emerging Markets Bond

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.


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Normally invests at least 80% of assets in fixed inc instruments of issuers that are economically tied to countries with emerging securities markets (den. in non-U.S. currencies or the U.S. $). Average duration varies based with forecast for interest rates, is not expected to exceed 8 yrs. Broad discretion to invest in emerging market countries, generally as defined by the World Bank, or the UN. The fund puts emphasis on countries with relatively low GNP per capita, with the potential for rapid economic growth. Country/currency composition is based on relative interest, inflation, and exchange rates, monetary and fiscal policies, trade and current acct balances, etc. Likely to concentrate in Asia, Africa, the Mid-East, Latin Am. and the developing countries of Europe. It may invest assets in high yield securities sub to a max of 15% of assets in securities rated below B.

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management. Normally invests at least 80% of assets in fixed income instruments of issuers located outside the US, representing at least 3 foreign countries. It may use futures (and related options) to replicate bond positions. Securities are normally denominated in major foreign currencies. Normally hedges at least 80% of exposure to foreign currency. PIMCO selects the Fund's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of the Fund normally varies within a 3- to 7-year time frame. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher.

PIMCO VIT Global Bond (Unhedged)

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management. Normally invests at least 80% of assets in fixed inc. instruments of issuers located in at least 3 countries (including the US). It may use futures contracts (& related options). It invests primarily in economically developed countries. Securities may be denominated in major foreign currencies, baskets of foreign currencies (e.g. the euro), or the US$. Foreign country/currency compositions are based on various factors, including, rel. interest rates, exch. rates, monetary & fiscal policies, trade & current acct balances. Investments in the securities of issuers loc. outside the US will normally vary between 25% & 75% of the portfolio's assets. Average Portfolio duration normally varies within in a 3 to 7 year time frame. It may invest up to 10% of assets in high yield bonds.

PIMCO VIT High Yield

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management. Normally invests at least 80% of assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least Caa or CCC, subject to a maximum of 5% of total assets in securities rated Caa or CCC. The remainder of the assets may be invested in investment grade fixed income Instruments. Average portfolio duration of this Portfolio normally varies within a two- to six-year time frame based on PIMCO's forecast for interest rates. May invest up to 20% of assets in securities denominated in foreign currencies and may invest beyond this limit in US dollar-denominated securities of foreign issuers. Portfolio will normally hedge at least 80% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

PIMCO VIT Long-Term U.S. Government

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management. It invests at least 80% of assets in diversified portfolio of fixed income securities issued or guaranteed by US Government, its agencies or GSEs ("Governments"). Remaining assets may be invested in other Fixed Income Instruments. It may obtain exposure to Governments through futures contracts or related options. It will have minimum 8 yr average duration. Fixed Income Instruments limited to investment grade US $-denominated US issuers rated at least A, or, if unrated, determined of comparable quality. May only invest up to 10% in securities rated A, and up to 25% in securities rated AA. It may invest all assets in derivatives (i.e., options, futures contracts, swap agreements) or MBS. It may enter into purchase and sale contracts or other investment techniques (i.e., buy backs or dollar rolls). "Total return" consists of income earned, plus capital appreciation.

PIMCO VIT Low Duration

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management. Portfolio invests at least 65% of assets in diversified portfolio of Fixed Income Instruments. Average portfolio duration varies w/in 1 to 3 year time frame based on PIMCO's forecasts. Invests primarily in investment grade debt, but may Invest up to 10% in high yield securities B or higher, or, if unrated, determined to be of comparable quality. May invest up to 30% in securities in foreign currencies, and may invest more in us $-denominated foreign securities. Portfolio will hedge at least 75% of exposure to foreign currency. May Invest all assets in derivative instruments (i.e., options, futures contracts, swap agreements), or mortgage- or asset-backed securities. Portfolio may invest in purchase and sale contracts or other investment techniques (i.e., buy backs, dollar rolls). "Total return" consists of income earned, plus capital appreciation.

PIMCO VIT Real Return

The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.

It focuses on inflation-indexed, fixed income securities and invests primarily in inflation-indexed bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Employs both top down and bottom-up strategies: top-down investment process develops a 3-5 year outlook for the global economy and interest rates in order to determine basic portfolio parameters--e.g.. duration, yield-curve positioning, sector weightings and credit quality. Bottom-up strategies and analytics drive process of seeking undervalued securities. Duration (sensitivity to interest rates) normally varies within two years (plus or minus) of the duration of the Lehman Global Real: U.S. TIPS Index.


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PIMCO VIT Short Term

The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity. Invests in money market instruments and short maturity fixed income securities. Normally invests at least 65% of assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration will normally not exceed one year, but may vary based on forecast for interest rates. The dollar-weighted average portfolio maturity of this portfolio is normally not expected to exceed three years. Invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities rated B or higher by Moody's or S&P. May invest up to 5% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers.

PIMCO VIT Total Return

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management. Invests primarily in intermediate maturity, fixed income securities, including U.S. government and corporate bond securities, mortgage and other asset-backed securities, U.S. dollar and non-U.S. dollar-denominated securities of non-U.S. issuers, and money market instruments.. Employs both top-down and bottom-up strategies: top-down investment process develops 3-5 year outlook for global economy and interest rates to determine basic portfolio parameters--e.g.duration, yield-curve positioning, sector weightings and credit quality. Bottom-up strategies and analytics drive process of seeking undervalued securities. It maintains average duration between 3-6 years, and plans to stay within one year of the duration of the Lehman Brothers Aggregate Bond Index.

PIONEER VARIABLE CONTRACTS TRUST (Class II Shares)

Pioneer Variable Contracts Trust is an open-ended management investment company consisting of distinct investment portfolios. Pioneer Investment Management, Inc. (Pioneer) is the investment adviser to each portfolio.

Pioneer Cullen Value

The Portfolio seeks capital appreciation by investing primarily in equity securities of medium and large capitalization companies. The portfolio invests primarily in equity securities. The portfolio may invest a significant portion of its assets in equity securities of medium- and large-capitalization companies. Consequently, the portfolio will be subject to the risks of investing in companies with market capitalizations of $1.5 billion or more.

Secondarily, the portfolio may seek income.

Pioneer Emerging Markets

The Portfolio seeks long-term growth of capital. The portfolio invests primarily in securities of emerging market issuers.

Pioneer Equity Income

The Pioneer Equity Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

Pioneer Fund

The Portfolio seeks reasonable income and capital growth. The portfolio invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.

Pioneer High Yield

The Portfolio seeks to maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks.

Pioneer MidCap Value

The Portfolio seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, the portfolio invests at least 80% of its total assets in equity securities of mid-size companies. Mid-size companies are those with market values, at the time of investment, that do not exceed the greater of the market capitalization of the largest company within the Russell Midcap Value Index or the 3-year rolling average of the market capitalization of the largest company within the Russell Midcap Value Index as measured at the end of the preceding month, and are not less than the smallest company within the index.

Pioneer Strategic Income

The Portfolio seeks a high level of current income. Normally, the portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities.

ROYCE CAPITAL FUND

Royce Capital Fund is a registered management investment company with multiple Portfolios. Royce & Associates, LLC ("Royce") is the investment adviser and is responsible for the management of the Portfolios' assets. The following Investment Portfolios are available under the Contract:

Royce Capital Fund--Micro-Cap

This portfolio's primary investment objective is long term growth of capital. It invests primarily in "micro-cap" companies with market caps less than $400M with a bias towards companies with conservatively-structured balance sheets and lower valuations. Micro-cap universe is large, with 6,700+ companies and about $475B in total market cap. The sector is less well-known, due to its size, limited research coverage and limited institutional following--and thus provides more opportunity to find pricing inefficiencies. Investors in the Fund should have a longer-term investment horizon of at least 3-years.

Royce Capital Fund--Small-Cap

This portfolio's primary investment objective is long term growth of capital. It invests primarily in small-cap companies with market caps of less than $2B at time of investment. It looks for companies with excellent business strengths and/or prospects for growth, high internal rates of return and low leverage that are trading significantly below the manager's estimate of their intrinsic worth.


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RYDEX VARIABLE TRUST

Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Investments. As of the date of this prospectus, all of the Investment Portfolios permit active trading other than the following (this list may change at any time without notice): All Cap Opportunity Fund Alternative Strategies, Commodities Strategy Managed Futures, Multi Hedge Strategies, Multi-Cap Core Equity, Hedged Equity, International Opportunity, Essential Portfolio Aggressive, Essential Portfolio Conservative, Essential Portfolio Moderate. The following Investment Portfolios are available under the Contract:

Rydex VT All-Cap Opportunity

The fund's objective is long term capital appreciation. It seeks to respond to the dynamically changing economy by moving investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty-two different industries based on price momentum as determined by the recent performance of the various industries over the various near-term time periods. The Fund then invests in the top ranked industries. The Fund invests in equity securities, but may also invest in equity derivatives such as futures contracts, options and swap transactions. The Fund may also enter into short sales.

Rydex VT Banking

The Fund's objective is Capital Appreciation by investing in companies involved in the banking sector. Companies include commercial banks and their holding companies, and savings and loan institutions. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Basic Materials

The Fund's objective is Capital Appreciation. It Invests in companies engaged in mining, manufacturing and sales of basic materials (i.e., lumber, steel, chemicals). Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Biotechnology

The Fund's objective is Capital Appreciation. It invests in companies involved in the biotechnology area. Companies include research and development, genetic or other biological engineering, and the design, manufacture or sale of related biotechnology products or services. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT CLS AdvisorOne Amerigo

The Fund's objective is long-term growth of capital without regard to current income. Operates as a "fund of funds" investing in exchange traded funds (ETFs), mutual funds, and closed-end funds that seek capital appreciation by investing in common stocks (including foreign) or convertibles. Although Fund does not seek current income, it may invest up to 20% of assets in funds that invest in fixed income securities of varying credit quality and duration should such funds offer potential for capital appreciation. Varies allocations to underlying funds in response to economic/market trends, assessing the relative risk/reward potential throughout the financial markets and seeking a mix that will most likely achieve capital growth. Normally invests assets in funds from several different fund families and managers, having a variety of different investment goals and strategies.

Rydex VT CLS AdvisorOne Berolina

The Fund seeks to provide growth of capital and total return. The Berolina Fund is a "fund of funds" and pursues its investment objective by investing primarily in exchange-traded funds ("ETFs"), traditional open-end investment companies ("mutual funds") and closed-end investment companies ("closed-end funds") that are not affiliated with the Trust (collectively, the "underlying funds").

Rydex VT CLS AdvisorOne Clermont

The Fund's objective is current income and growth of capital. Operates as a "fund of funds" investing in exchange traded funds (ETFs), mutual funds, and closed-end funds that seek current income and capital growth. Invests in funds that seek capital appreciation by investing in stocks (including foreign) or convertibles. Invests at least 20% of assets in funds that invest in bonds of varying credit qualities and duration to maximize total return. May invest up to 80% of assets in funds that invest in futures & futures options. Varies allocations to underlying funds in response to economic/market trends, assessing relative risk/reward potential throughout financial markets, seeking a mix that will most likely achieve current income or capital growth. Normally invests in funds from several different fund families and managers, having a variety of different investment goals and strategies.

Rydex VT Commodities Strategy

The Fund's objective is long-term capital appreciation thru investments in commodity-linked instruments. Seeks 100% exposure to the commodities market (or at least 80% at all times). Will gain exposure to the commodity markets by investing in commodity-linked derivative instruments, including swap agreements, commodity options, futures, options on futures and commodity-linked notes. Fund's exposure will tend to be heavily weighted toward oil and other energy-related commodities. On a day-to-day basis, the Fund holds US gov't securities or cash equivalents to collateralize these futures and options contracts.

Rydex VT Consumer Products

The Fund's objective is Capital Appreciation. Invests in companies engaged in manufacturing finished goods and services both domestically and internationally. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Dow 2x Strategy

The Fund's objective is investment results that match 200% of the performance of the Dow Jones Industrial Average (DJIA) Index on a daily basis. Invests principally in securities of companies included in the underlying Index and in leveraged


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instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts and stock indices. Will attempt to consistently apply leverage to increase the exposure to indicated percentage goal (120% - 200%) of its benchmark. On a day-to-day basis, the portfolios hold US gov't securities or cash equivalents to collateralize its futures and options contracts.

Rydex VT Electronics

The Fund's objective is Capital Appreciation. Invests in companies involved in the electronics sector. Companies include semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Energy Fund

The Fund's objective is Capital Appreciation. Invests in the energy field, including companies involved with the exploration, production and development of oil, gas, coal and alternative energy sources. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Energy Services

The Fund's objective is Capital Appreciation. Invests in companies involved with the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Essential Portfolio Aggressive Fund

The Fund seeks growth of capital by investing principally in a diversified portfolio of underlying funds. The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility.

Rydex VT Essential Portfolio Conservative Fund

The Fund seeks preservation of capital and secondarily long-term growth of capital by investing principally in a diversified portfolio of underlying funds. The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility.

Rydex VT Essential Portfolio Moderate

The Fund seeks growth of capital and secondarily preservation of capital by investing principally in a diversified portfolio of underlying funds. The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have a moderate allocation to underlying funds that invest in stocks, and a moderate allocation to underlying funds that invest in bonds as compared to other EP funds.

Rydex VT Europe 1.25x Strategy

The Fund's objective is to achieve investment results that correlate to the daily price movement of the Dow Jones Stoxx 50 Index. Invests principally in securities of companies included in the underlying Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts and stock indices. Will attempt to consistently apply leverage to increase the fund's exposure to 125% of its benchmark. On a day-to-day basis, the portfolios hold US gov't securities or cash equivalents to collateralize its futures and options contracts.

Rydex VT Financial Services

The Fund's objective is Capital Appreciation. Invests in commercial banks, savings and loan associations, insurance companies, brokerage companies, real estate, and leasing companies. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Government Long Bond 1.2x Strategy

The Fund's objective is to achieve investment results that correspond to a benchmark for U.S. gov't securities. The current benchmark is 120% of the daily price movement of the Long Treasury Bond. Invests principally in U.S. gov't securities and in leveraged instruments, such as certain futures and options contracts.

Rydex VT Health Care

The Fund's objective is Capital Appreciation. Invests in companies involved in the health care industry. Includes companies that research, develop or sell pharmaceuticals, companies that design, manufacture or sell medical products or instruments, and biotechnology research and development firms. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Internet

The Fund's objective is Capital Appreciation. Invests in companies that provide products or services designed for or related to the internet. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are


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added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Inverse Dow 2x Strategy

The Fund's objective is to achieve investment returns that inversely correlate to the daily performance of the DJIA. Inverse index portfolios are designed to benefit from decreases in the underlying benchmark index. When the value of the underlying index increases, however, the value of the Portfolio's shares should decrease on a daily basis by an inversely proportionate amount. The Fund will not own the securities included in the underlying index. Instead, its primary investment strategy is to engage to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices. On a day-to-day basis, the Fund holds US Government securities or cash equivalents to collateralize these futures and options contracts.

Rydex VT Inverse Government Long Bond Strategy

The Fund seeks total returns that inversely correlate to the daily price movement of the Long Treasury Bond. An index portfolio designed to benefit from rising interest rates. May engage in short sales of long-term Treasury bonds, buy put options on T-Bond futures and sell T-Bond futures. As its primary investment strategy, Fund enters into short sales and engages in futures and options transactions. On a day-to-day basis, the Fund holds U.S. gov't securities or cash equivalents to collateralize these obligations. May also enter into repurchase agreements.

Rydex VT Inverse Mid-Cap Strategy

The Fund seeks investment returns that inversely correlate to the daily performance of the S&P MidCap 400 Index. Inverse index portfolios are designed to benefit from decreases in the underlying benchmark index. When the value of the underlying index increases, however, the value of the Portfolio's shares should decrease on a daily basis by an inversely proportionate amount. The Fund will not own the securities included in the underlying index. Instead, its primary investment strategy is to engage to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices. On a day-to-day basis, the Fund holds US Government securities or cash equivalents to collateralize these futures and options contracts.

Rydex VT Inverse NASDAQ-100(R) Strategy

The Fund seeks investment returns that inversely correlate to the performance of the NASDAQ 100 Index. Inverse index portfolios are designed to benefit from decreases in the underlying benchmark index. When the value of the underlying index increases, however, the value of the Portfolio's shares should decrease on a daily basis by an inversely proportionate amount. The Fund will not own the securities included in the underlying index. Instead, its primary investment strategy is to engage to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices. On a day-to-day basis, the Fund holds US Government securities or cash equivalents to collateralize these futures and options contracts.

Rydex VT Inverse Russell 2000(R) Strategy

The Fund seeks investment returns that inversely correlate to the daily performance of the Russell 2000 Index. Inverse index portfolios are designed to benefit from decreases in the underlying benchmark index. When the value of the underlying index increases, however, the value of the Portfolio's shares should decrease on a daily basis by an inversely proportionate amount. The Fund will not own the securities included in the underlying index. Instead, its primary investment strategy is to engage to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices. On a day-to-day basis, the Fund holds US Government securities or cash equivalents to collateralize these futures and options contracts.

Rydex VT Inverse S&P 500 Strategy

The Fund seeks investment returns that inversely correlate to the daily performance of the S&P 500 Index. Aims for a close inverse correlation with the S&P 500, so that if the index should decrease by 5% on a particular day, the fund would gain 5%. The fund will not own the securities included in the underlying index. Instead, the fund invests to a significant extent in futures contracts and options on securities, futures contracts, and stock indices. Typically maintains a significant portion of assets in U.S. Treasury securities as cover for the investment techniques it employs.

Rydex VT Japan 2x Strategy

The Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 200% of the fair value of the Nikkei 225 Stock Average (the "underlying index"). The Japan 2x Strategy Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the Nikkei 225 Stock Average and leveraged derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index.

This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund also may invest in American Depositary Receipts to gain exposure to the underlying index.

Rydex VT Leisure

The Fund's objective is Capital Appreciation. Invests in companies engaged in the leisure and entertainment business. Includes hotels, resorts, casinos, radio and television broadcasting and advertising firms, motion picture production companies, toys and sporting goods companies, companies of musical recordings and instruments, and companies involved with alcohol and tobacco. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.


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Rydex VT Mid Cap 1.5x Strategy

The Fund seeks investment results that correlate to the performance of a specific benchmark for mid-cap securities. Current benchmark is the S&P 400 Index. Invests principally in securities of companies included in the S&P 400 Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, and stock indices. Will attempt to consistently apply leverage to increase the exposure to 150% of its benchmark. The investment objective of the Fund is non-fundamental.

Rydex VT Multi Hedge Strategies

The Fund's objective is Capital appreciation consistent with the return and risk characteristics of the hedge fund universe. Secondary objective is to achieve these returns with low correlation to and less volatility than equity indices. Uses a quantitative style analysis to drive an investment strategy designed to provide investment returns similar to the returns produced by well-established investment strategies widely employed by hedge funds. Allocates capital to gain exposure to: 1) directional positions--including equities, fixed income, commodities, currencies, covered call options and long options, and 2) non-directional positions--including market neutral value, market neutral growth, market neutral momentum, market neutral capitalization, merger arbitrage spreads, duration neutral term spreads, duration neutral default spreads.

Rydex VT Multi-Cap Core Equity

The Fund's objective is long-term capital appreciation. Invests in a broad mix of equities, equally weighted across the small, medium and large market capitalization ranges. All capitalizations are exposed to all sectors. Uses a quantitative GARP (Growth at a Reasonable Price) approach to blend growth and value strategies.

Rydex VT NASDAQ-100(R) Strategy

The Fund seeks investment returns that correspond to a benchmark for over-the-counter securities. Current benchmark is the NASDAQ 100 Index. Invests principally in securities of companies included in the index. May invest in other instruments whose performance is expected to correspond to that of the index, and may engage in futures and options transactions. May also purchase U.S. gov't securities and enter into repurchase agreements.

Rydex VT NASDAQ-100(R) 2x Strategy

The Fund seeks investment returns that match 200% of the performance of the NASDAQ 100 Index on a daily basis. Invests principally in securities of companies included in the underlying index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts and stock indices. On a day-to-day basis, the portfolios hold US gov't securities or cash equivalents to collateralize its futures and options contracts.

Rydex VT Nova

The Fund seeks investment results that match the performance of a specific benchmark on a daily basis. Current benchmark is 150% of the performance of the S&P 500 Index. Invests to a significant extent in leveraged instruments, such as futures and options on securities and stock indices, as well as equity securities. Futures and options enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, to collateralize these futures and options contracts, the Fund holds U.S. Government securities or cash equivalents.

Rydex VT Precious Metals

The Fund's objective is Capital Appreciation. Invests in U.S. and foreign companies involved in the precious metals sector. Includes companies involved with exploration, mining, production and development, and other precious metals related services. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Real Estate

The Fund's objective is Capital Appreciation. Invests in companies that are involved in the real estate industry including real estate investment trusts (REITS). Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Retailing

The Fund's objective is Capital Appreciation. Invests in companies engaged in merchandising finished goods and services. Includes department stores, restaurant franchising, mail order operations, and other companies involved in selling products to the consumer. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Russell 2000(R) 1.5x Strategy

The Fund seeks investment results that correlate to the performance of a specific benchmark for small-cap securities. Current benchmark is the Russell 2000 Index. Invests principally in securities of companies included in the Russell 2000 Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, and stock indices. Will attempt to consistently apply leverage to increase the exposure to 150% of its benchmark.

Rydex VT Russell 2000(R) 2x Strategy

The Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of and any increase in value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of decrease in the value of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-


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day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.

Rydex VT S&P 500 2x Strategy

The Fund seeks investment results that match 200% of the performance of the S&P 500 index on a daily basis. Invests principally in securities of companies included in the underlying Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts and stock indices. The value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

Rydex VT S&P 500 MidCap 400 Pure Value

The Fund seeks investment returns that correlate to the performance of the S&P 400/Citigroup Pure Value Index. Normally invests at least 80% of assets in securities of the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, may hold short-term US Government securities to collateralize derivative positions.

Rydex VT S&P 500 Pure Growth

The Fund seeks investment returns that correlate to the performance of the S&P 500/Citigroup Pure Growth Index. Normally invests at least 80% of assets in securities of the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, may hold short-term US Government securities to collateralize derivative positions.

Rydex VT S&P 500 Pure Value

The Fund seeks investment returns that correlate to the performance of the S&P 500/Citigroup Pure Value Index. Normally invests at least 80% of assets in securities of the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, may hold short-term US Government securities to collateralize derivative positions.

Rydex VT S&P MidCap 400 Pure Growth

The Fund seeks investment returns that correlate to the performance of the S&P 400/Citigroup Pure Growth Index. Normally invests at least 80% of assets in securities of the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, may hold short-term US Government securities to collateralize derivative positions.

Rydex VT SmallCap 600 Pure Growth

The Fund seeks investment returns that correlate to the performance of the S&P SmallCap 600/Citigroup Pure Growth Index. Normally invests at least 80% of assets in securities of the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, may hold short-term US Government securities to collateralize derivative positions.

Rydex VT SmallCap 600 Pure Value

The Fund seeks investment returns that correlate to the performance of the S&P SmallCap 600/Citigroup Pure Value Index. Normally invests at least 80% of assets in securities of the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, may hold short-term US Government securities to collateralize derivative positions.

Rydex VT Strengthening Dollar 2x Strategy

The Fund's objective is to match the performance of a specific benchmark on a daily basis. The current benchmark is 200% of the US Dollar Index. Engages in program of investing in derivative instruments such as index swaps, futures contracts and options on securities and futures contracts. Thus pursues its objective without investing directly in the securities included in the underlying index. On a day-to-day basis, the Fund holds US gov't securities or cash equivalents to collateralize these futures and options contracts. The US Dollar Index is a broad-based, diversified index representing an investment in the US Dollar. The New York Board of Trade determines the value of the US Dollar Index by averaging the exchange rates between the USD and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

Rydex VT Technology

The Fund's objective is Capital Appreciation. Invests in companies involved in the technology sector. Includes computer software and services companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, and PC hardware and peripherals companies. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Telecommunications

The Fund's objective is Capital Appreciation. Invests in companies engaged in the development, manufacturer or sale of communications services or equipment. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Transportation

The Fund's objective is Capital Appreciation. Invests in companies providing transportation services or those engaged in the design, manufacture, distribution and sale of transportation equipment. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.


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Rydex VT U.S. Government Money Market

The Fund's objective is security of principal, high current income and liquidity. Invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Gov't, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Gov't securities. May also invest in Eurodollar time deposits.

Rydex VT Utilities

The Fund's objective is Capital Appreciation. Invests in companies that operate public utilities. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Weakening Dollar 2x Strategy

The Fund's objective is to match the performance of a specific benchmark on a daily basis. The current benchmark is 200% of the inverse performance of the US Dollar Index. Engages in short sales of securities and invests in derivative instruments such as index swaps, futures contracts and options on securities and futures contracts. Thus pursues its objective without investing directly in the securities included in the underlying index. On a day-to-day basis, the Fund holds US gov't securities or cash equivalents to collateralize these futures and options contracts. The US Dollar Index is a broad-based, diversified index representing an investment in the US Dollar. The New York Board of Trade determines the value of the US Dollar Index by averaging the exchange rates between the USD and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

SELIGMAN PORTFOLIOS, INC.

Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following Investment Portfolios are available under the Contract:

Seligman Communications and Information (Class II)

The Portfolio seeks long term capital appreciation. Invests in companies in the communications, information and related industries. May invest in companies of any size, seeking those with the greatest prospects for future growth. Uses a bottom-up stock selection approach, with in-depth research to identify companies with superior franchises and business models that are generating cash flow, trading at reasonable valuations, and guided by experienced management.

Seligman Global Technology (Class II)

The Portfolio seeks long-term capital appreciation Invests globally in companies in technology and technology-related industries. May invest in companies of any size, seeking those with the greatest prospects for future growth. May invest in any country; generally invests in several countries in different geographic regions. Favors in-depth fundamental research with macro analysis (to identify strong technology sectors and/or factors within regions or countries). Seeks companies with strong product cycles, the ability to increase marketshare, quality management (with equity ownership), and attractive valuations relative to earnings forecasts.

THIRD AVENUE VARIABLE SERIES TRUST

The Third Avenue Variable Series Trust is a mutual fund with one portfolio. Third Avenue Management LLC is the investment adviser for the Portfolio and is responsible for the management of the Portfolio's investments. The following Investment Portfolio is available under the Contract:

Third Avenue Value

The Portfolio seeks long-term capital appreciation by acquiring common stocks of well-financed companies (meaning companies without significant liabilities in comparison to their overall resources) at a discount to what the adviser believes is their intrinsic value. The Portfolio also seeks to acquire senior securities, such as preferred stocks and debt instruments (including high yield securities) that the adviser believes are undervalued.

VAN ECK WORLDWIDE INSURANCE TRUST

Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios. Van Eck Associates Corporation serves as investment adviser to the funds. The following Investment Portfolios are available under the Contract:

Van Eck Worldwide Absolute Return

The Fund seeks to achieve consistent absolute (positive) returns in various market cycles. The Fund uses diversified "manager of managers" investment approach. Selects multiple top-tier investment sub-advisors that manage absolute return strategies for "hedge funds" and other accounts. Sub-advisors/investment styles selected for expected returns that should have little or no correlation to major market indices or to each other. Normally uses 3+ unaffiliated sub-advisors. Assets allocated equally among sub-advisors, and rebalanced at least annually. Invests in publicly-traded securities + other liquid investments affording strategic/tactical opportunities to use absolute return strategies. Strategies include: event-driven, relative value/arbitrage (pairs trading, convertible arbitrage, fixed income or interest rate arbitrage), market timing, market neutral, long/short equity, long-only, short-only, distressed securities, fixed income and high yield investment strategies.

Van Eck Worldwide Bond

The Fund seeks high total return--income plus capital appreciation--by investing globally, primarily in a variety of debt securities. May also invest in unrated securities of comparable quality. No limits on amount fund may invest in a single country or in securities denominated in one currency. Normally, will invest in at least 3 countries besides the U.S. Intends to invest no more than 20% of assets in lower-rated debt ("junk bonds"), and then only in lower-rated debt issued by governments or government agencies. Average maturity expected to be in the 3-10 year range.

Van Eck Worldwide Emerging Markets

The Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world, having potential for rapid economic growth. Emphasis is on equities but may also invest in debt securities of any quality as long as not more than 20% of assets are held in debt securities rated below investment grade.

Van Eck Worldwide Hard Assets

The Fund seeks long-term capital appreciation by investing primarily in domestic and foreign hard asset securities, with at

--------------------------------------------------------------------------------

least 5% of assets in: precious metals, natural resources, real estate, and commodities sectors. May concentrate up to 50% of assets in one hard asset sector. Normally invests in at least 3 countries, including the U.S., however there is no limit on how much the fund may invest in any one country -- developed or underdeveloped. Hard asset securities can help produce long-term capital appreciation and protect capital against inflation during cyclical economic expansions; they tend to move independently of industrial shares, potentially offsetting the fluctuation (and perhaps increasing the return) of an industrial equity portfolio.

Van Eck Worldwide Real Estate

The Fund seeks to maximize return through investments in the real estate industry. Invests in domestic and foreign companies principally engaged in the real estate industry, or with significant real estate assets. Normally invests in at least 3 countries, including the U.S. Invests primarily in equities, but may invest up to 20% of assets in debt securities of real estate companies or in equity or debt securities of non-real estate companies. Will not invest more than 20% of assets in debt securities rated lower than Baa.

WELLS FARGO ADVANTAGE FUNDS

The Wells Fargo Advantage Funds referenced below are managed by Wells Fargo Funds Management, LLC and sub advised by Wells Capital Management Incorporated The following Funds are available under the Contract:

Wells Fargo Advantage VT Discovery

The Fund seeks long-term capital appreciation. We invest in equity securities of small- and medium-capitalization companies that we believe offer favorable opportunities for growth. We define small- and medium capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capitalization in the Russell Midcap(R) Index, which was $41.7 billion as of December 31, 2007, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

Wells Fargo Advantage VT Opportunity

The Fund seeks long-term capital appreciation. We invest principally in equity securities of medium-capitalization companies, which we define as those within the range of market capitalizations of companies in the Russell Midcap(R) Index. The range of the Russell Midcap(R) Index was $4.5 billion to $41.7 billion respectively, as of December 31, 2007, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

--------------------------------------------------------------------------------

Appendix B - CONDENSED FINANCIAL INFORMATION

Accumulation Unit Value History

The following schedule includes Accumulation Unit Values for the periods indicated. This data has been taken from the Jefferson National Life Annuity Account C's financial statements. This information should be read in conjunction with Jefferson National Life Annuity Account C's financial statements and related notes which are included in the Statement of Additional Information. The tables below provide per unit information about the financial history of each Sub-Account for the periods ended December 31.

                                   2008       2007      2006      2005        2004        2003       2002     2001     2000    1999
------------------------------------------------------------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS:

Basic Value Fund (inception date May 1, 2003)
---------------------------------------------
Beginning AUV                     $1.664     $1.658    $1.483    $1.421      $1.295      $1.000       N/A       N/A     N/A     N/A
Ending AUV                        $0.792     $1.664    $1.658    $1.483      $1.421      $1.295       N/A       N/A     N/A     N/A

Percentage change in AUV          -52.40%      0.36%    11.80%     4.36%       9.73%      29.50%      N/A       N/A     N/A     N/A

Ending Number of AUs (000s)           91         81        61        51          57          20       N/A       N/A     N/A     N/A

Core Equity Fund (inception date April 28, 2006)
------------------------------------------------
Beginning AUV                    $11.656    $10.890   $10.044       N/A         N/A         N/A       N/A       N/A     N/A     N/A
Ending AUV                        $8.062    $11.656   $10.890       N/A         N/A         N/A       N/A       N/A     N/A     N/A

Percentage change in AUV           -30.83%     7.03%     8.42%      N/A         N/A         N/A       N/A       N/A     N/A     N/A

Ending Number of AUs (000s)            5          7         5       N/A         N/A         N/A       N/A       N/A     N/A     N/A

Financial Services Fund (inception date May 1, 2001)
----------------------------------------------------
Beginning AUV                     $1.052     $1.366    $1.185    $1.130      $1.050      $0.819    $0.971    $1.008     N/A     N/A
Ending AUV                        $0.422     $1.052    $1.366    $1.185      $1.130      $1.050    $0.819    $0.971     N/A     N/A

Percentage change in AUV          -59.89%   -22.99%     15.27%     4.87%       7.62%      28.21%   -15.65%    -3.67%    N/A     N/A

Ending number of AUs (000s)            5          5         1         2           2           6         5         1     N/A     N/A

Global Health Care Fund (inception date May 1, 2001)
----------------------------------------------------
Beginning AUV                     $1.276     $1.153    $1.106    $1.033      $0.970      $0.767    $1.025    $1.005     N/A     N/A
Ending AUV                        $0.902     $1.276    $1.153    $1.106      $1.033      $0.970    $0.767    $1.025     N/A     N/A

Percentage change in AUV          -29.31%     10.67%     4.25%     7.07%       6.49%      26.47%   -25.17%     1.99%    N/A     N/A

Ending number of AUs (000s)           68         58        99       118         162          83        31         5     N/A     N/A

Global Real Estate Fund (inception date May 1, 2001)
----------------------------------------------------
Beginning AUV                     $2.963     $3.168    $2.244    $1.984      $1.467      $1.068    $1.014    $1.003     N/A     N/A
Ending AUV                        $1.623     $2.963    $3.168    $2.244      $1.984      $1.467    $1.068    $1.014     N/A     N/A

Percentage change in AUV          -45.22%    -6.47%     41.18%    13.10%      35.24%      37.36%     5.33%     1.10%    N/A     N/A

Ending number of AUs (000s)          333        454       616       429         316         137        84         0     N/A     N/A

High Yield Fund (inception date May 1, 2004)
--------------------------------------------
Beginning AUV                    $12.066    $12.038   $10.980   $10.797      $9.966         N/A       N/A    N/A        N/A     N/A
Ending AUV                        $8.876    $12.066   $12.038   $10.980     $10.797         N/A       N/A    N/A        N/A     N/A

Percentage change in AUV          -26.44%      0.23%     9.64%     1.69%       8.34%        N/A       N/A    N/A        N/A     N/A

Ending number of AUs (000s)            3          4         4         4           3         N/A       N/A    N/A        N/A     N/A

--------------------------------------------------------------------------------

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
                                      2008      2007     2006      2005      2004     2003      2002      2001     2000     1999
-----------------------------------------------------------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS: (continued)

Mid Cap Core Equity Fund (inception date May 1, 2003)
-----------------------------------------------------
Beginning AUV                        $1.766    $1.632   $1.485    $1.398    $1.244   $0.996       N/A       N/A      N/A       N/A
Ending AUV                           $1.247    $1.766   $1.632    $1.485    $1.398   $1.244       N/A       N/A      N/A       N/A

Percentage change in AUV             -29.39%     8.21%    9.90%     6.22%    12.38%   24.90%      N/A       N/A      N/A       N/A

Ending Number of AUs (000s)              36        22       18        11         9        2       N/A       N/A      N/A       N/A

Technology Fund  (inception date May 1, 2001)
---------------------------------------------
Beginning AUV                        $0.671    $0.630   $0.576    $0.569    $0.549   $0.382    $0.726    $1.025      N/A       N/A
Ending AUV                           $0.369    $0.671   $0.630    $0.576    $0.569   $0.549    $0.382    $0.726      N/A       N/A

Percentage change in AUV             -45.01%     6.51%    9.38%     1.23%     3.64%   43.72%   -47.38%   -29.17%     N/A       N/A

Ending number of AUs (000s)              61        40      125        20       106       33         1         0      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------

THE ALGER AMERICAN FUND:

Capital Appreciation Portfolio
------------------------------
Beginning AUV                        $5.233    $3.958   $3.352    $2.958    $2.762   $2.071    $3.165    $3.802   $5.109    $2.898
Ending AUV                           $2.842    $5.233   $3.958    $3.352    $2.958   $2.762    $2.071    $3.165   $3.802    $5.109

Percentage change in AUV             -45.69%    32.21%   18.08%    13.32%     7.10%   33.37%   -34.57%   -16.75%  -25.58%    76.29%

Ending number of AUs (000s)             485       547      504       622       826    1,038     1,322     1,652    1,598     1,093

LargeCap Growth Portfolio
-------------------------
Beginning AUV                        $2.189    $1.844   $1.771    $1.597    $1.528   $1.142    $1.722    $1.972   $2.338    $1.765
Ending AUV                           $1.167    $2.189   $1.844    $1.771    $1.597   $1.528    $1.142    $1.722   $1.972    $2.338

Percentage change in AUV             -46.69%    18.71%    4.12%    10.90%     4.52%   33.80%   -33.68%   -12.68%  -15.64%    32.41%

Ending number of AUs (000s)             654       691      679       825       954    1,063     1,198     1,753    1,626     1,184

MidCap Growth Portfolio
-----------------------
Beginning AUV                        $3.563    $2.736   $2.509    $2.307    $2.062   $1.409    $2.020    $2.183   $2.019    $1.547
Ending AUV                           $1.469    $3.563   $2.736    $2.509    $2.307   $2.062    $1.409    $2.020   $2.183    $2.019

Percentage change in AUV             -58.77%    30.23%    9.05%     8.76%    11.88%   46.34%   -30.25%    -7.47%    8.11%    30.54%

Ending number of AUs (000s)             316       361      353       468       538      577       446       411      304       108

SmallCap Growth Portfolio
-------------------------
Beginning AUV                        $2.152    $1.854   $1.561    $1.349    $1.168   $0.829    $1.135    $1.627   $2.257    $1.590
Ending AUV                           $1.138    $2.152   $1.854    $1.561    $1.349   $1.168    $0.829    $1.135   $1.627    $2.257

Percentage change in AUV             -47.12%    16.07%   18.77%    15.72%    15.50%   40.89%   -26.96%   -30.24%  -27.91%    41.99%

Ending number of AUs (000s)             994     1,147    1,176     1,251     1,088    1,090     1,081     1,407    1,518     1,478

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                      2008      2007     2006      2005      2004     2003      2002      2001     2000     1999
-----------------------------------------------------------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.: (inception date October 26, 2001)

Growth and Income Portfolio
---------------------------
Beginning AUV                        $1.440    $1.384   $1.192    $1.148    $1.040   $0.793    $1.027    $1.005      N/A       N/A
Ending AUV                           $0.847    $1.440   $1.384    $1.192    $1.148   $1.040    $0.793    $1.027      N/A       N/A

Percentage change in AUV             -41.18%     4.05%   16.11%     3.83%    10.38%   31.15%   -22.78%     2.19%     N/A       N/A

Ending number of AUs (000s)              15        10        5         6        18        6         1         7      N/A       N/A

-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:

VP Balanced Fund (inception date May 1, 2005)
---------------------------------------------
Beginning AUV                       $11.982   $11.534  $10.627   $10.042       N/A      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $9.451   $11.982  $11.534   $10.627       N/A      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -21.12%     3.88%    8.53%     5.83%      N/A      N/A       N/A       N/A      N/A       N/A

Ending number of AUs (000s)               5         2        0         0       N/A      N/A       N/A       N/A      N/A       N/A

VP Income & Growth Fund
-----------------------
Beginning AUV                        $1.383    $1.398   $1.206    $1.164    $1.041   $0.812    $1.018    $1.122   $1.268    $1.085
Ending AUV                           $0.896    $1.383   $1.398    $1.206    $1.164   $1.041    $0.812    $1.018   $1.122    $1.268

Percentage change in AUV             -35.21%    -1.07%   15.92%     3.61%    11.82%   28.20%   -20.24%    -9.27%  -11.48%    16.85%

Ending number of AUs (000s)              80       104       71        94       121      218       134       227      286       180

VP Inflation Protection Fund (inception date May 1, 2004)
---------------------------------------------------------
Beginning AUV                       $11.600   $10.700  $10.640   $10.582   $10.044      N/A       N/A       N/A      N/A       N/A
Ending AUV                          $11.301   $11.600  $10.700   $10.640   $10.582      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV              -2.58%     8.41%    0.56%     0.55%     5.36%     N/A       N/A       N/A      N/A       N/A

Ending number of AUs (000s)               6         0        0         0         0      N/A       N/A       N/A      N/A       N/A

VP International Fund
---------------------
Beginning AUV                        $2.167    $1.854   $1.498    $1.336    $1.174   $0.953    $1.208    $1.723   $2.093    $1.289
Ending AUV                           $1.184    $2.167   $1.854    $1.498    $1.336   $1.174    $0.953    $1.208   $1.723    $2.093

Percentage change in AUV             -45.36%    16.88%   23.77%    12.13%    13.80%   23.19%   -21.11%   -29.89%  -17.67%    62.41%

Ending number of AUs (000s)             681       587      514       431       264      340       217       179      150       148

VP Large Company Value Fund (inception date May 1, 2007)
--------------------------------------------------------
Beginning AUV                        $9.394   $10.037      N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $5.833    $9.394      N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -37.91%    -6.41%     N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Ending number of AUs (000s)               2         0      N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A

VP Ultra Fund (inception date May 1, 2007)
------------------------------------------
Beginning AUV                       $11.560   $10.019      N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $6.697   $11.560      N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -42.07%    15.38%     N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Ending number of AUs (000s)               0         0      N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A

--------------------------------------------------------------------------------

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
                                      2008      2007     2006      2005      2004     2003      2002      2001     2000     1999
-----------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: (continued)

VP Value Fund
-------------
Beginning AUV                        $2.347    $2.499   $2.127    $2.045    $1.807   $1.415    $1.636    $1.465   $1.252    $1.276
Ending AUV                           $1.701    $2.347   $2.499    $2.127    $2.045   $1.807    $1.415    $1.636   $1.465    $1.252

Percentage change in AUV             -27.52%    -6.08%   17.49%     4.01%    13.17%   27.70%   -13.51%    11.67%   17.00%    -1.84%

Ending number of AUs (000s)             351       435      483       538       598      560       667       622      301       300

VP Vista Fund (inception date May 1, 2007)
------------------------------------------
Beginning AUV                       $12.395    $9.971      N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $6.304   $12.395      N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -49.14%    24.31%     N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Ending number of AUs (000s)              11        40      N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A

-----------------------------------------------------------------------------------------------------------------------------------

DIREXION INSURANCE TRUST

Dynamic VP HY Bond Fund (inception date May 1, 2005)
----------------------------------------------------
Beginning AUV                       $10.696   $10.998  $10.459   $10.056       N/A      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $9.532   $10.696  $10.998   $10.459       N/A      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -10.88%    -2.75%    5.15%     4.01%      N/A      N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)               2         0        0         0       N/A      N/A       N/A       N/A      N/A       N/A

-----------------------------------------------------------------------------------------------------------------------------------

THE DREYFUS INVESTMENT PORTFOLIOS:

Dreyfus Small Cap Stock Index Portfolio (inception date May 1, 2005)
--------------------------------------------------------------------
Beginning AUV                       $12.838   $13.053  $11.523   $10.131       N/A      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $8.780   $12.838  $13.053   $11.523       N/A      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -31.61%    -1.65%   13.28%    13.74%      N/A      N/A       N/A       N/A      N/A       N/A

Ending number of AUs (000s)               1         1        2         1       N/A      N/A       N/A       N/A      N/A       N/A

-----------------------------------------------------------------------------------------------------------------------------------

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

Beginning AUV                        $2.185    $2.048   $1.894    $1.846    $1.756   $1.408    $2.001    $2.610   $2.964    $2.301
Ending AUV                           $1.418    $2.185   $2.048    $1.894    $1.846   $1.756    $1.408    $2.001   $2.610    $2.964

Percentage change in AUV             -35.10%     6.69%    8.13%     2.60%     5.13%   24.72%   -29.64%   -23.33%  -11.93%    28.79%

Ending number of AUs (000s)           1,046     1,196    1,238     1,423     1,705    1,702     1,648     1,926    1,946     1,608

-----------------------------------------------------------------------------------------------------------------------------------

DREYFUS STOCK INDEX FUND:

Beginning AUV                        $2.898    $2.781   $2.432    $2.346    $2.142   $1.686    $2.193    $2.522   $2.808    $2.352
Ending AUV                           $1.803    $2.898   $2.781    $2.432    $2.346   $2.142    $1.686    $2.193   $2.522    $2.808

Percentage change in AUV             -37.78%     4.21%   14.35%     3.67%     9.52%   27.05%   -23.12%   -13.05%  -10.20%    19.40%

Ending number of AUs (000s)           3,380     3,772    4,409     4,901     5,282    5,751     6,282     8,337    8,841     8,745

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                                                                              42

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
                                      2008      2007     2006      2005      2004     2003      2002      2001     2000     1999
-----------------------------------------------------------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND:

International Value Portfolio
-----------------------------
Beginning AUV                        $1.892    $1.835   $1.512    $1.365    $1.148   $0.851    $0.979    $1.139   $1.195    $0.944
Ending AUV                           $1.174    $1.892   $1.835    $1.512    $1.365   $1.148    $0.851    $0.979   $1.139    $1.195

Percentage change in AUV             -37.95%     3.11%   21.36%    10.77%    18.90%   34.90%   -13.07%   -14.05%   -4.68%    26.55%

Ending number of AUs (000s)             110       151      181       248       213      165        87        53       34         6
-----------------------------------------------------------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES:

Capital Income Fund II
----------------------
Beginning AUV                        $1.655    $1.607   $1.404    $1.334    $1.226   $1.026    $1.363    $1.595   $1.770    $1.758
Ending AUV                           $1.304    $1.655   $1.607    $1.404    $1.334   $1.226    $1.026    $1.363   $1.595    $1.770

Percentage change in AUV             -21.21%     2.99%   14.46%     5.25%     8.81%   19.49%   -24.72%   -14.55%   -9.88%     0.68%

Ending number of AUs (000s)             150       120      206       253       259      261       275       318      317       418

High Income Bond Fund II
------------------------
Beginning AUV                        $1.926    $1.881   $1.714    $1.687    $1.542   $1.275    $1.270    $1.265   $1.405    $1.387
Ending AUV                           $1.411    $1.926   $1.881    $1.714    $1.687   $1.542    $1.275    $1.270   $1.265    $1.405

Percentage change in AUV             -26.74%     2.39%    9.74%     1.60%     9.40%   20.94%     0.39%     0.40%   -9.96%     1.29%

Ending number of AUs (000s)             188       219      193       169       207      256       281       455      411       522

International Equity Fund II
----------------------------
Beginning AUV                        $2.275    $2.098   $1.782    $1.650    $1.461   $1.119    $1.464    $2.095   $2.734    $1.494
Ending AUV                           $1.222    $2.275   $2.098    $1.782    $1.650   $1.461    $1.119    $1.464   $2.095    $2.734

Percentage change in AUV             -46.29%     8.44%   17.73%     8.00%    12.94%   30.56%   -23.57%   -30.12%  -23.38%    83.05%

Ending number of AUs (000s)              52        87       66       105        92      224       145       232      228       158

Kaufmann Fund II (inception date November 1, 2006)
--------------------------------------------------
Beginning AUV                       $12.569   $10.525   $9.935       N/A       N/A      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $7.228   $12.569  $10.525       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -42.49%    19.42%    5.94%      N/A       N/A      N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)              25        23        0       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Market Opportunity Fund II (inception date November 1, 2006)
------------------------------------------------------------
Beginning AUV                        $9.897   $10.148  $10.009       N/A       N/A      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $9.714    $9.897  $10.148       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV              -1.85%    -2.47%    1.39%      N/A       N/A      N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)               6         0        0       N/A       N/A      N/A       N/A       N/A      N/A       N/A

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                      2008      2007     2006      2005      2004     2003      2002      2001     2000     1999
-----------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES:

Balanced Portfolio (inception date May 1, 2007)
-----------------------------------------------
Beginning AUV                       $10.419    $9.993      N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $8.681   $10.419      N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -16.68%     4.26%     N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)              17        30      N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A


Enterprise Portfolio
--------------------
Beginning AUV                        $3.131    $2.591   $2.304    $2.072    $1.733   $1.296    $1.816    $3.030   $4.489    $2.011
Ending AUV                           $1.744    $3.131   $2.591    $2.304    $2.072   $1.733    $1.296    $1.816   $3.030    $4.489

Percentage change in AUV             -44.30%    20.84%   12.46%    11.20%    19.56%   33.72%   -28.63%   -40.07%  -32.49%   123.17%

Ending number of AUs (000s)           1,992     2,144    2,278     2,576     3,092    3,247     3,594     4,024    3,896     2,364

Forty Portfolio (inception date May 1, 2007)
--------------------------------------------
Beginning AUV                       $12.710   $10.000      N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $7.027   $12.710      N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -44.71%    27.10%     N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)              43        37      N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Global Life Sciences Portfolio (inception date May 1, 2007)
-----------------------------------------------------------
Beginning AUV                       $10.898   $10.009      N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $7.672   $10.898      N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -29.60%     8.88%     N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)               0         0      N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Growth and Income Portfolio (inception date March 21, 2003)
-----------------------------------------------------------
Beginning AUV                        $1.747    $1.623   $1.517    $1.364    $1.230   $1.023       N/A       N/A      N/A       N/A
Ending AUV                           $1.017    $1.747   $1.623    $1.517    $1.364   $1.230       N/A       N/A      N/A       N/A

Percentage change in AUV             -41.79%     7.64%    6.99%    11.22%    10.89%   20.23%      N/A       N/A      N/A       N/A

Ending Number of AUs (000s)             497       506      443       386       446      454       N/A       N/A      N/A       N/A

Overseas Portfolio (inception date March 21, 2003)
--------------------------------------------------
Beginning AUV                        $4.131    $3.252   $2.234    $1.706    $1.448   $1.014       N/A       N/A      N/A       N/A
Ending AUV                           $1.958    $4.131   $3.252    $2.234    $1.706   $1.448       N/A       N/A      N/A       N/A

Percentage change in AUV             -52.60%    27.03%   45.57%    30.95%    17.82%   42.80%      N/A       N/A      N/A       N/A

Ending Number of AUs (000s)             516       829      743       272       115       28       N/A       N/A      N/A       N/A

Janus Portfolio
---------------
Beginning AUV                        $2.564    $2.250   $2.040    $1.976    $1.909   $1.464    $2.013    $2.701   $3.193    $2.240
Ending AUV                           $1.530    $2.564   $2.250    $2.040    $1.976   $1.909    $1.464    $2.013   $2.701    $3.193

Percentage change in AUV             -40.33%    13.96%   10.29%     3.24%     3.51%   30.40%   -27.27%   -25.47%  -15.40%    42.55%

Ending number of AUs (000s)           2,015     2,097    2,297     2,553     2,989    3,284     3,349     4,140    4,538     3,596

--------------------------------------------------------------------------------

                                      2008      2007     2006      2005      2004     2003      2002      2001     2000     1999
-----------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES: (continued)

Perkins Mid Cap Value Portfolio (inception date May 1, 2007)
------------------------------------------------------------
Beginning AUV                        $9.931   $10.005      N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $7.102    $9.931      N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -28.49%    -0.74%     N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)               2         0      N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Worldwide Portfolio
-------------------
Beginning AUV                        $3.125    $2.879   $2.460    $2.347    $2.262   $1.843    $2.499    $3.254   $3.898    $2.394
Ending AUV                           $1.711    $3.125   $2.879    $2.460    $2.347   $2.262    $1.843    $2.499   $3.254    $3.898

Percentage change in AUV             -45.25%     8.54%   17.03%     4.81%     3.76%   22.73%   -26.25%   -23.20%  -16.52%    62.82%

Ending number of AUs (000s)           2,873     3,255    3,370     3,974     4,822    5,528     6,526     8,496    9,425     8,204

-----------------------------------------------------------------------------------------------------------------------------------

LAZARD RETIREMENT SERIES INC.:

Emerging Markets Portfolio (inception date May 1, 2004)
-------------------------------------------------------
Beginning AUV                       $30.025   $22.751  $17.684   $12.687    $9.817      N/A       N/A       N/A      N/A       N/A
Ending AUV                          $15.242   $30.025  $22.751   $17.684   $12.687      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -49.24%    31.97%   28.65%    39.39%    29.24%     N/A       N/A       N/A      N/A       N/A

Ending number of AUs (000s)              61        56       27        24         3      N/A       N/A       N/A      N/A       N/A

International Equity Portfolio (inception date May 1, 2004)
-----------------------------------------------------------
Beginning AUV                       $16.504   $15.048  $12.404   $11.323    $9.932      N/A       N/A       N/A      N/A       N/A
Ending AUV                          $10.291   $16.504  $15.048   $12.404   $11.323      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -37.65%     9.68%   21.32%     9.55%    14.01%     N/A       N/A       N/A      N/A       N/A

Ending number of AUs (000s)               8         8        5         6         0      N/A       N/A       N/A      N/A       N/A

US Small Cap Equity Portfolio
-----------------------------
Beginning AUV                        $1.720    $1.872   $1.629    $1.582    $1.391   $1.024    $1.256    $1.070   $0.893    $0.858
Ending AUV                           $1.082    $1.720   $1.872    $1.629    $1.582   $1.391    $1.024    $1.256   $1.070    $0.893

Percentage change in AUV             -37.09%    -8.12%   14.92%     2.97%    13.73%   35.84%   -18.47%    17.38%   19.87%     4.08%

Ending number of AUs (000s)             184       148      201       211       341      289       303       125       10         0

US Strategic Equity Portfolio
-----------------------------
Beginning AUV                        $1.350    $1.377   $1.184    $1.157    $1.045   $0.851    $1.027    $1.121   $1.133    $1.058
Ending AUV                           $0.865    $1.350   $1.377    $1.184    $1.157   $1.045    $0.851    $1.027   $1.121    $1.133

Percentage change in AUV             -35.93%    -1.96%   16.30%     2.33%    10.72%   22.80%   -17.14%    -8.39%   -1.07%     7.09%

Ending number of AUs (000s)              66        61       52        55        78       40        37        46       17         1

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                      2008      2007     2006      2005      2004     2003      2002      2001     2000     1999
-----------------------------------------------------------------------------------------------------------------------------------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:

Aggressive Growth Portfolio (inception date April 30, 2007)
-----------------------------------------------------------
Beginning AUV                        $9.583    $9.899      N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $5.654    $9.583      N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -41.00%    -3.19%     N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Ending number of AUs (000s)               1         1      N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Capital and Income Portfolio (inception date April 30, 2007)
------------------------------------------------------------
Beginning AUV                       $10.039    $9.952      N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $6.458   $10.039      N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -35.67%     0.87%     N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Ending number of AUs (000s)               1         0      N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Fundamental Value Portfolio (inception date April 30, 2007)
-----------------------------------------------------------
Beginning AUV                        $9.523    $9.903      N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $5.980    $9.523      N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -37.20%    -3.84%     N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Ending number of AUs (000s)               0         1      N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Large Cap Growth Portfolio (inception date April 30, 2007)
----------------------------------------------------------
Beginning AUV                        $9.948    $9.896      N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $6.176    $9.948      N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -37.92%     0.53%     N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Ending number of AUs (000s)               0         0      N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A

-----------------------------------------------------------------------------------------------------------------------------------

LEGG MASON PARTNERS VARIABLE INCOME TRUST:

Global High Yield Bond Portfolio (inception date May 1, 2005)
-------------------------------------------------------------
Beginning AUV                       $11.466   $11.589  $10.580   $10.010       N/A      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $7.852   $11.466  $11.589   $10.580       N/A      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -31.52%    -1.06%    9.54%     5.69%      N/A      N/A       N/A       N/A      N/A       N/A

Ending number of AUs (000s)               0         0        0         0       N/A      N/A       N/A       N/A      N/A       N/A

Strategic Bond Portfolio (inception date May 1, 2004)
-----------------------------------------------------
Beginning AUV                       $11.336   $11.226  $10.796   $10.642    $9.999      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $9.311   $11.336  $11.226   $10.796   $10.642      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -17.86%     0.98%    3.98%     1.45%     6.43%     N/A       N/A       N/A      N/A       N/A

Ending number of AUs (000s)               3         3        2         1         0      N/A       N/A       N/A      N/A       N/A

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                                                                              46

--------------------------------------------------------------------------------

                                      2008      2007     2006      2005      2004     2003      2002      2001     2000     1999
-----------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT SERIES FUND, INC. :

America's Value Portfolio (inception date May 1, 2003)
------------------------------------------------------
Beginning AUV                        $1.681    $1.646   $1.451    $1.412    $1.225   $1.000       N/A       N/A      N/A       N/A
Ending AUV                           $1.228    $1.681   $1.646    $1.451    $1.412   $1.225       N/A       N/A      N/A       N/A

Percentage change in AUV             -26.95%     2.13%   13.44%     2.76%    15.27%   22.50%      N/A       N/A      N/A       N/A

Ending Number of AUs (000s)              68       193      138       117        59       19       N/A       N/A      N/A       N/A

Growth and Income Portfolio
---------------------------
Beginning AUV                        $1.758    $1.717   $1.479    $1.447    $1.297   $1.000    $1.232    $1.335   $1.164    $1.007
Ending AUV                           $1.107    $1.758   $1.717    $1.479    $1.447   $1.297    $1.000    $1.232   $1.335    $1.164

Percentage change in AUV             -37.03%     2.39%   16.09%     2.21%    11.57%   29.70%   -18.83%    -7.72%   14.67%    15.58%

Ending number of AUs (000s)             533       576      741       780       903      797       676       314       39        13

-----------------------------------------------------------------------------------------------------------------------------------

NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST:

Mid Cap Growth Portfolio (inception date May 1, 2001)
-----------------------------------------------------
Beginning AUV                        $1.368    $1.128   $0.993    $0.882    $0.766   $0.604    $0.863    $1.008      N/A       N/A
Ending AUV                           $0.767    $1.368   $1.128    $0.993    $0.882   $0.766    $0.604    $0.863      N/A       N/A

Percentage change in AUV             -43.93%    21.28%   13.60%    12.59%    15.14%   26.82%   -30.01%   -14.38%     N/A       N/A

Ending number of AUs (000s)              58        77       46        41        20        1         1         0      N/A       N/A

Partners Portfolio
Beginning AUV                        $2.175    $2.009   $1.808    $1.547    $1.313   $0.982    $1.307    $1.359   $1.363    $1.283
Ending AUV                           $1.025    $2.175   $2.009    $1.808    $1.547   $1.313    $0.982    $1.307   $1.359    $1.363

Percentage change in AUV             -52.87%     8.26%   11.12%    16.87%    17.82%   33.71%   -24.87%    -3.83%   -0.33%     6.30%

Ending number of AUs (000s)             196       225      259       302       222      212       229       428      413       422

Regency Portfolio (inception date May 1, 2003)
----------------------------------------------
Beginning AUV                        $1.976    $1.932   $1.755    $1.583    $1.307   $1.001       N/A       N/A      N/A       N/A
Ending AUV                           $1.060    $1.976   $1.932    $1.755    $1.583   $1.307       N/A       N/A      N/A       N/A

Percentage change in AUV             -46.36%     2.28%   10.09%    10.87%    21.12%   30.57%      N/A       N/A      N/A       N/A

Ending Number of AUs (000s)              92        63       88        87        58       10       N/A       N/A      N/A       N/A


Short Duration Bond Portfolio
-----------------------------
Beginning AUV                        $1.402    $1.352   $1.310    $1.305    $1.308   $1.290    $1.237    $1.148   $1.086    $1.081
Ending AUV                           $1.202    $1.402   $1.352    $1.310    $1.305   $1.308    $1.290    $1.237   $1.148    $1.086

Percentage change in AUV             -14.27%     3.70%    3.21%     0.38%    -0.23%    1.40%     4.28%     7.75%    5.70%     0.47%

Ending Number of AUs (000s)              43       104      125        89       105      116        97        63      450        79

Small-Cap Growth Portfolio (inception date May 1, 2003)
-------------------------------------------------------
Beginning AUV                        $1.471    $1.479   $1.419    $1.393    $1.257   $1.004       N/A       N/A      N/A       N/A
Ending AUV                           $0.881    $1.471   $1.479    $1.419    $1.393   $1.257       N/A       N/A      N/A       N/A

Percentage change in AUV             -40.11%    -0.54%    4.23%     1.87%    10.82%   25.20%      N/A       N/A      N/A       N/A

Ending Number of AUs (000s)               7        11        5         5        11        2       N/A       N/A      N/A       N/A


--------------------------------------------------------------------------------

                                      2008      2007     2006      2005      2004     2003      2002      2001     2000     1999
-----------------------------------------------------------------------------------------------------------------------------------

NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST: (continued)

Socially Responsive Portfolio (inception date May 1, 2004)
----------------------------------------------------------
Beginning AUV                       $14.370   $13.488  $11.982   $11.325   $10.015      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $8.615   $14.370  $13.488   $11.982   $11.325      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -40.05%     6.54%   12.57%     5.80%    13.08%     N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)               0         0        0         1         0      N/A       N/A       N/A      N/A       N/A

-----------------------------------------------------------------------------------------------------------------------------------

NORTHERN LIGHTS VARIABLE TRUST:

JNF Chicago Equity Partners Balanced Portfolio (inception date May 1, 2007)
---------------------------------------------------------------------------
Beginning AUV                        $9.814   $10.028      N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $7.465    $9.814      N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -23.94%    -2.13%     N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Ending number of AUs (000s)             933     1,075      N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A

JNF Chicago Equity Partners Equity Portfolio - Non Qualified (inception date May 1, 2007)
-----------------------------------------------------------------------------------------
Beginning AUV                        $8.987   $10.013      N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $5.125    $8.987      N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -42.97%   -10.25%     N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Ending number of AUs (000s)           8,830    10,378      N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A

JNF Chicago Equity Partners Equity Portfolio - Qualified (inception date May 1, 2007)
-------------------------------------------------------------------------------------
Beginning AUV                        $8.987   $10.013      N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $5.125    $8.987      N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -42.97%   -10.25%     N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Ending number of AUs (000s)             246       264      N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A

JNF Loomis Sayles Bond Portfolio - (inception date May 1, 2008)
---------------------------------------------------------------
Beginning AUV                       $10.000       N/A      N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $7.636       N/A      N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -23.64%      N/A      N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Ending number of AUs (000s)               0       N/A      N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A

JNF Money Market Portfolio - (inception date May 1, 2008)
---------------------------------------------------------
Beginning AUV                       $10.000       N/A      N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A
Ending AUV                          $10.100       N/A      N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV              1.00%       N/A      N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Ending number of AUs (000s)             807       N/A      N/A       N/A       N/A      N/A       N/A       N/A      N/A       N/A

--------------------------------------------------------------------------------

                                      2008      2007     2006      2005      2004     2003      2002      2001     2000     1999
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VARIABLE INSURANCE TRUST:

All Asset Portfolio (inception date May 1, 2006)
------------------------------------------------
Beginning AUV                       $11.165   $10.411   $9.973       N/A       N/A      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $9.302   $11.165  $10.411       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -16.69%     7.24%    4.39%      N/A       N/A      N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)              18         0        0       N/A       N/A      N/A       N/A       N/A      N/A       N/A

CommodityRealReturn Strategy Portfolio (inception date May 1, 2006)
-------------------------------------------------------------------
Beginning AUV                       $11.641    $9.541  $10.105       N/A       N/A      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $6.478   $11.641   $9.541       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -44.35%    22.01%   -5.58%      N/A       N/A      N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)               7         0        1       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Emerging Markets Bond Portfolio (inception date May 1, 2006)
------------------------------------------------------------
Beginning AUV                       $11.272   $10.761   $9.978       N/A       N/A      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $9.533   $11.272  $10.761       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -15.43%     4.75%    7.85%      N/A       N/A      N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)               1         1        0       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Foreign Bond US Dollar-Hedged Portfolio (inception date May 1, 2006)
--------------------------------------------------------------------
Beginning AUV                       $10.527   $10.261  $10.010       N/A       N/A      N/A       N/A       N/A      N/A       N/A
Ending AUV                          $10.172   $10.527  $10.261       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV              -3.37%     2.59%    2.51%      N/A       N/A      N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)               0         0        0       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Global Bond Unhedged Portfolio (inception date May 1, 2006)
-----------------------------------------------------------
Beginning AUV                       $11.068   $10.189  $10.000       N/A       N/A      N/A       N/A       N/A      N/A       N/A
Ending AUV                          $10.864   $11.068  $10.189       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV              -1.84%     8.63%    1.89%      N/A       N/A      N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)               6         0        0       N/A       N/A      N/A       N/A       N/A      N/A       N/A

High Yield Portfolio (inception date May 1, 2006)
-------------------------------------------------
Beginning AUV                       $10.818   $10.558   $9.989       N/A       N/A      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $8.192   $10.818  $10.558       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -24.27%     2.46%    5.70%      N/A       N/A      N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)               3         0        1       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Long Term US Government Portfolio (inception date November 1, 2006)
-------------------------------------------------------------------
Beginning AUV                       $10.785    $9.925  $10.047       N/A       N/A      N/A       N/A       N/A      N/A       N/A
Ending AUV                          $12.524   $10.785   $9.925       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV              16.12%     8.66%   -1.21%      N/A       N/A      N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)              24         5        0       N/A       N/A      N/A       N/A       N/A      N/A       N/A

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                      2008      2007     2006      2005      2004     2003      2002      2001     2000     1999
-----------------------------------------------------------------------------------------------------------------------------------

PIMCO VARIABLE INSURANCE TRUST: (continued)

Low Duration Portfolio (inception date November 1, 2006)
--------------------------------------------------------
Beginning AUV                       $10.668   $10.036  $10.011       N/A       N/A      N/A       N/A       N/A      N/A       N/A
Ending AUV                          $10.517   $10.668  $10.036       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV              -1.42%     6.30%    0.25%      N/A       N/A      N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)               0         0        0       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Real Return Portfolio (inception date May 1, 2003)
--------------------------------------------------
Beginning AUV                        $1.255    $1.146   $1.149    $1.137    $1.054   $1.004       N/A       N/A      N/A       N/A
Ending AUV                           $1.155    $1.255   $1.146    $1.149    $1.137   $1.054       N/A       N/A      N/A       N/A

Percentage change in AUV              -7.97%     9.51%   -0.26%     1.06%     7.87%    4.98%      N/A       N/A      N/A       N/A

Ending Number of AUs (000s)             310       178      145       142       134        3       N/A       N/A      N/A       N/A

Short Term Portfolio (inception date May 1, 2004)
-------------------------------------------------
Beginning AUV                       $10.881   $10.518  $10.188   $10.038   $10.000      N/A       N/A       N/A      N/A       N/A
Ending AUV                          $10.738   $10.881  $10.518   $10.188   $10.038      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV              -1.31%     3.45%    3.24%     1.49%     0.38%     N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)               3        12        8         9         3      N/A       N/A       N/A      N/A       N/A

Total Return Portfolio (inception date May 1, 2003)
---------------------------------------------------
Beginning AUV                        $1.182    $1.098   $1.068    $1.053    $1.014   $1.001       N/A       N/A      N/A       N/A
Ending AUV                           $1.226    $1.182   $1.098    $1.068    $1.053   $1.014       N/A       N/A      N/A       N/A

Percentage change in AUV               3.72%     7.65%    2.81%     1.42%     3.85%    1.30%      N/A       N/A      N/A       N/A

Ending Number of AUs (000s)             313       276      167       118        77        5       N/A       N/A      N/A       N/A

-----------------------------------------------------------------------------------------------------------------------------------

PIONEER VARIABLE CONTRACTS TRUST:

Cullen Value Portfolio (inception date November 1, 2006)
--------------------------------------------------------
Beginning AUV                       $10.889   $10.338   $9.935       N/A       N/A      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $7.273   $10.889  $10.338       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -33.21%     5.33%    4.06%      N/A       N/A      N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)               0         0        0       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Emerging Markets Portfolio (inception date November 1, 2006)
------------------------------------------------------------
Beginning AUV                       $15.726   $11.151  $10.036       N/A       N/A      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $6.492   $15.726  $11.151       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -58.72%    41.03%   11.11%      N/A       N/A      N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)              33        50        5       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Equity Income Portfolio (inception date January 2, 2001)
--------------------------------------------------------
Beginning AUV                        $1.336    $1.342   $1.110    $1.063    $0.925   $0.764    $0.919    $0.986      N/A       N/A
Ending AUV                           $0.919    $1.336   $1.342    $1.110    $1.063   $0.925    $0.764    $0.919      N/A       N/A

Percentage change in AUV             -31.21%    -0.45%   20.90%     4.42%    14.92%   21.07%   -16.87%    -6.80%     N/A       N/A

Ending number of AUs (000s)             273       265      169       126       125      267       181       308      N/A       N/A

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                      2008      2007     2006      2005      2004     2003      2002      2001     2000     1999
-----------------------------------------------------------------------------------------------------------------------------------

PIONEER VARIABLE CONTRACTS TRUST: (continued)

Fund Portfolio (inception date January 2, 2001)
-----------------------------------------------
Beginning AUV                        $1.184    $1.141   $0.990    $0.944    $0.860   $0.704    $0.880    $0.984      N/A       N/A
Ending AUV                           $0.769    $1.184   $1.141    $0.990    $0.944   $0.860    $0.704    $0.880      N/A       N/A

Percentage change in AUV             -35.05%     3.77%   15.25%     4.87%     9.77%   22.16%   -20.00%   -10.57%     N/A       N/A

Ending number of AUs (000s)             103        16       18        83        87      108        97        88      N/A       N/A

High Yield Portfolio (inception date May 1, 2005)
-------------------------------------------------
Beginning AUV                       $11.733   $11.223  $10.473   $10.003       N/A      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $7.476   $11.733  $11.223   $10.473       N/A      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -36.28%     4.54%    7.16%     4.70%      N/A      N/A       N/A       N/A      N/A       N/A

Ending number of AUs (000s)               9         8        5         3       N/A      N/A       N/A       N/A      N/A       N/A

Mid Cap Value Portfolio (inception date May 1, 2005)
----------------------------------------------------
Beginning AUV                       $12.675   $12.153  $10.934   $10.058       N/A      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $8.312   $12.675  $12.153   $10.934       N/A      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -34.42%     4.30%   11.15%     8.71%      N/A      N/A       N/A       N/A      N/A       N/A

Ending number of AUs (000s)               1         1        0         0       N/A      N/A       N/A       N/A      N/A       N/A

Strategic Income Portfolio (inception date November 1, 2006)
------------------------------------------------------------
Beginning AUV                       $10.620   $10.104  $10.020       N/A       N/A      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $9.284   $10.620  $10.104       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -12.58%     5.11%    0.84%      N/A       N/A      N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)               0         0        0       N/A       N/A      N/A       N/A       N/A      N/A       N/A

-----------------------------------------------------------------------------------------------------------------------------------

ROYCE CAPITAL FUND:

Micro-Cap Portfolio (inception date May 1, 2003)
------------------------------------------------
Beginning AUV                        $2.274    $2.209   $1.843    $1.668    $1.480   $1.005       N/A       N/A      N/A       N/A
Ending AUV                           $1.277    $2.274   $2.209    $1.843    $1.668   $1.480       N/A       N/A      N/A       N/A

Percentage change in AUV             -43.84%     2.94%   19.86%    10.49%    12.70%   47.26%      N/A       N/A      N/A       N/A

Ending Number of AUs (000s)             219       309      301       164       247      112       N/A       N/A      N/A       N/A

Small-Cap Portfolio (inception date May 1, 2003)
------------------------------------------------
Beginning AUV                        $2.059    $2.125   $1.857    $1.728    $1.397   $0.998       N/A       N/A      N/A       N/A
Ending AUV                           $1.484    $2.059   $2.125    $1.857    $1.728   $1.397       N/A       N/A      N/A       N/A

Percentage change in AUV             -27.93%    -3.11%   14.43%     7.47%    23.69%   39.98%      N/A       N/A      N/A       N/A

Ending Number of AUs (000s)             218       221      246       344       325       99       N/A       N/A      N/A       N/A

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                      2008      2007     2006      2005      2004     2003      2002      2001     2000     1999
-----------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST:

CLS AdvisorOne Amerigo Fund (inception date May 1, 2005)
--------------------------------------------------------
Beginning AUV                       $14.152   $12.565  $11.297   $10.041       N/A      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $7.973   $14.152  $12.565   $11.297       N/A      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -43.66%    12.63%   11.22%    12.51%      N/A      N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)               4         0        0         0       N/A      N/A       N/A       N/A      N/A       N/A

CLS AdvisorOne Clermont Fund (inception date May 1, 2005)
---------------------------------------------------------
Beginning AUV                       $11.910   $11.325  $10.555   $10.028       N/A      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $8.245   $11.910  $11.325   $10.555       N/A      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -30.77%     5.17%    7.30%     5.26%      N/A      N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)               0         0        0         0       N/A      N/A       N/A       N/A      N/A       N/A

All-Cap Opportunity Fund (inception date May 1, 2003)
-----------------------------------------------------
Beginning AUV                        $2.072    $1.705   $1.546    $1.374    $1.253   $1.002       N/A       N/A      N/A       N/A
Ending AUV                           $1.216    $2.072   $1.705    $1.546    $1.374   $1.253       N/A       N/A      N/A       N/A

Percentage change in AUV             -41.31%    21.52%   10.28%    12.52%     9.66%   25.05%      N/A       N/A      N/A       N/A

Ending Number of AUs (000s)              72        52        8         1        12        4       N/A       N/A      N/A       N/A

Banking Fund (inception date May 1, 2004)
-----------------------------------------
Beginning AUV                        $8.885   $12.308  $11.174   $11.607   $10.096      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $5.175    $8.885  $12.308   $11.174   $11.607      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -41.76%   -27.81%   10.15%    -3.73%    14.97%     N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)              10         3        1         0         0      N/A       N/A       N/A      N/A       N/A

Basic Materials Fund (inception date May 1, 2004)
-------------------------------------------------
Beginning AUV                       $20.512   $15.466  $12.773   $12.401    $9.969      N/A       N/A       N/A      N/A       N/A
Ending AUV                          $11.088   $20.512  $15.466   $12.773   $12.401      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -45.94%    32.63%   21.08%     3.00%    24.40%     N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)              17        23        7         2         0      N/A       N/A       N/A      N/A       N/A

Biotechnology Fund (inception date May 1, 2004)
-----------------------------------------------
Beginning AUV                       $10.054    $9.727  $10.162    $9.275    $9.796      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $8.781   $10.054   $9.727   $10.162    $9.275      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -12.66%     3.36%   -4.28%     9.56%    -5.32%     N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)               8         3        3         3         1      N/A       N/A       N/A      N/A       N/A

Commodities Strategy Fund (inception date October 21, 2005)
-----------------------------------------------------------
Beginning AUV                       $10.170    $7.841   $9.643   $10.048       N/A      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $5.132   $10.170   $7.841    $9.643       N/A      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -49.54%    29.70%  -18.69%    -4.03%      N/A      N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)               8         1        1         0       N/A      N/A       N/A       N/A      N/A       N/A

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                      2008      2007     2006      2005      2004     2003      2002      2001     2000     1999
-----------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (continued)

Consumer Products Fund (inception date May 1, 2004)
---------------------------------------------------
Beginning AUV                       $13.151   $11.959  $10.286   $10.431   $10.097      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $9.974   $13.151  $11.959   $10.286   $10.431      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -24.16%     9.97%   16.26%    -1.39%     3.31%     N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)               2         2        7         2         0      N/A       N/A       N/A      N/A       N/A

Dow 2X Strategy Fund (inception date July 15, 2004)
---------------------------------------------------
Beginning AUV                       $14.572   $13.610  $10.530   $11.057    $9.918      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $5.523   $14.572  $13.610   $10.530   $11.057      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -62.10%     7.07%   29.25%    -4.77%    11.48%     N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)              18         3        2         4         0      N/A       N/A       N/A      N/A       N/A

Electronics Fund (inception date May 1, 2004)
---------------------------------------------
Beginning AUV                        $9.189    $9.519   $9.382    $9.122    $9.741      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $4.538    $9.189   $9.519    $9.382    $9.122      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -50.61%    -3.47%    1.46%     2.85%    -6.35%     N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)               0         6        1         1         0      N/A       N/A       N/A      N/A       N/A

Energy Fund (inception date May 1, 2004)
----------------------------------------
Beginning AUV                       $24.313   $18.435  $16.636   $12.128   $10.225      N/A       N/A       N/A      N/A       N/A
Ending AUV                          $12.989   $24.313  $18.435   $16.636   $12.128      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -46.58%    31.89%   10.81%    37.17%    18.61%     N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)              33        35       31        52        15      N/A       N/A       N/A      N/A       N/A

Energy Services Fund (inception date May 1, 2004)
-------------------------------------------------
Beginning AUV                       $26.535   $19.550  $17.793   $12.118   $10.174      N/A       N/A       N/A      N/A       N/A
Ending AUV                          $11.138   $26.535  $19.550   $17.793   $12.118      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -58.03%    35.73%    9.87%    46.83%    19.11%     N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)              44        59       31        31         3      N/A       N/A       N/A      N/A       N/A

Essential Portfolio Aggressive Fund (inception date November 1, 2006)
---------------------------------------------------------------------
Beginning AUV                       $10.859   $10.281   $9.908       N/A       N/A      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $8.058   $10.859  $10.281       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -25.79%     5.62%    3.76%      N/A       N/A      N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)               0         0        0       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Essential Portfolio Conservative Fund (inception date November 1, 2006)
-----------------------------------------------------------------------
Beginning AUV                       $10.667   $10.122   $9.984       N/A       N/A      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $9.416   $10.667  $10.122       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -11.73%     5.38%    1.38%      N/A       N/A      N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)               0         0        0       N/A       N/A      N/A       N/A       N/A      N/A       N/A

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                      2008      2007     2006      2005      2004     2003      2002      2001     2000     1999
-----------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (continued)

Essential Portfolio Moderate Fund (inception date November 1, 2006)
-------------------------------------------------------------------
Beginning AUV                       $10.833   $10.269   $9.952       N/A       N/A      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $8.840   $10.833  $10.269       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -18.40%     5.49%    3.19%      N/A       N/A      N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)               0         0        0       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Europe 1.25X Strategy Fund (inception date May 1, 2004)
-------------------------------------------------------
Beginning AUV                       $18.242   $16.297  $12.710   $12.070   $10.113      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $8.152   $18.242  $16.297   $12.710   $12.070      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -55.31%    11.93%   28.22%     5.30%    19.35%     N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)               5         5        3         2         0      N/A       N/A       N/A      N/A       N/A

Financial Services Fund (inception date May 1, 2004)
----------------------------------------------------
Beginning AUV                       $10.935   $13.604  $11.771   $11.500   $10.048      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $5.625   $10.935  $13.604   $11.771   $11.500      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -48.56%   -19.62%   15.57%     2.36%    14.45%     N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)               6         0        0         0         0      N/A       N/A       N/A      N/A       N/A

Government Long Bond 1.2X Strategy Fund (inception date May 1, 2003)
--------------------------------------------------------------------
Beginning AUV                        $1.156    $1.064   $1.110    $1.041    $0.969   $0.998       N/A       N/A      N/A       N/A
Ending AUV                           $1.659    $1.156   $1.064    $1.110    $1.041   $0.969       N/A       N/A      N/A       N/A

Percentage change in AUV              43.51%     8.65%   -4.14%     6.63%     7.43%   -2.91%      N/A       N/A      N/A       N/A

Ending Number of AUs (000s)             235        84       62        56         2        0       N/A       N/A      N/A       N/A

Health Care Fund (inception date May 1, 2004)
---------------------------------------------
Beginning AUV                       $12.069   $11.498  $11.049   $10.086   $10.066      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $8.978   $12.069  $11.498   $11.049   $10.086      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -25.61%     4.97%    4.06%     9.55%     0.20%     N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)               5         9        9         2         1      N/A       N/A       N/A      N/A       N/A

Internet Fund (inception date May 1, 2004)
------------------------------------------
Beginning AUV                       $13.003   $11.898  $10.955   $11.219    $9.793      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $7.096   $13.003  $11.898   $10.955   $11.219      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -45.43%     9.29%    8.61%    -2.35%    14.56%     N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)               0         0        0         0         0      N/A       N/A       N/A      N/A       N/A

Inverse Dow 2X Strategy Fund (inception date July 15, 2004)
-----------------------------------------------------------
Beginning AUV                        $6.127    $6.801   $8.780    $8.726   $10.077      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $9.757    $6.127   $6.801    $8.780    $8.726      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV              59.25%    -9.91%  -22.54%     0.62%   -13.41%     N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)              27         0        0         1         0      N/A       N/A       N/A      N/A       N/A

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                      2008      2007     2006      2005      2004     2003      2002      2001     2000     1999
-----------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (continued)

Inverse Government Long Bond Strategy Fund (inception date May 1, 2003)
-----------------------------------------------------------------------
Beginning AUV                        $0.828    $0.876   $0.818    $0.872    $0.986   $1.000       N/A       N/A      N/A       N/A
Ending AUV                           $0.572    $0.828   $0.876    $0.818    $0.872   $0.986       N/A       N/A      N/A       N/A

Percentage change in AUV             -30.92%    -5.48%    7.09%    -6.19%   -11.56%   -1.40%      N/A       N/A      N/A       N/A

Ending Number of AUs (000s)              13         3        4         5        31        1       N/A       N/A      N/A       N/A

Inverse Mid-Cap Strategy Fund (inception date July 15, 2004)
------------------------------------------------------------
Beginning AUV                        $7.358    $7.582   $7.963    $8.757    $9.942      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $9.790    $7.358   $7.582    $7.963    $8.757      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV              33.05%    -2.95%   -4.78%    -9.07%   -11.92%     N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)               1         0        0         2         0      N/A       N/A       N/A      N/A       N/A

Inverse NASDAQ-100(R) Strategy Fund (inception date May 1, 2004)
----------------------------------------------------------------
Beginning AUV                        $7.442    $8.473   $8.680    $8.657   $10.110      N/A       N/A       N/A      N/A       N/A
Ending AUV                          $10.906    $7.442   $8.473    $8.680    $8.657      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV              46.55%   -12.17%   -2.38%     0.27%   -14.37%     N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)               1         0        6        15         0      N/A       N/A       N/A      N/A       N/A

Inverse Russell 2000 Strategy Fund (inception date July 15, 2004)
-----------------------------------------------------------------
Beginning AUV                        $7.395    $7.089   $8.133    $8.473    $9.964      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $9.129    $7.395   $7.089    $8.133    $8.473      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV              23.45%     4.32%  -12.84%    -4.01%   -14.96%     N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)               5         1        5         0         0      N/A       N/A       N/A      N/A       N/A

Inverse S&P 500 Strategy Fund (inception date May 1, 2003)
----------------------------------------------------------
Beginning AUV                        $0.642    $0.643   $0.702    $0.715    $0.804   $0.999       N/A       N/A      N/A       N/A
Ending AUV                           $0.885    $0.642   $0.643    $0.702    $0.715   $0.804       N/A       N/A      N/A       N/A

Percentage change in AUV              37.85%    -0.16%   -8.40%    -1.82%   -11.07%  -19.52%      N/A       N/A      N/A       N/A

Ending Number of AUs (000s)             128        94       97        95         0        0       N/A       N/A      N/A       N/A

Japan 2X Strategy Fund (inception date May 1, 2004)
---------------------------------------------------
Beginning AUV                       $11.277   $12.832  $12.328   $10.346    $9.875      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $7.483   $11.277  $12.832   $12.328   $10.346      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -33.64%   -12.12%    4.09%    19.16%     4.77%     N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)               2         2        5        14         3      N/A       N/A       N/A      N/A       N/A

Leisure Fund (inception date May 1, 2004)
-----------------------------------------
Beginning AUV                       $12.817   $13.284  $10.867   $11.538   $10.021      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $6.402   $12.817  $13.284   $10.867   $11.538      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -50.05%    -3.52%   22.24%    -5.82%    15.14%     N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)               1         1        2         0         0      N/A       N/A       N/A      N/A       N/A

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                      2008      2007     2006      2005      2004     2003      2002      2001     2000     1999
-----------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (continued)

Mid Cap 1.5X Strategy Fund (inception date May 1, 2003)
-------------------------------------------------------
Beginning AUV                        $2.277    $2.220   $2.030    $1.798    $1.486   $1.000       N/A       N/A      N/A       N/A
Ending AUV                           $1.018    $2.277   $2.220    $2.030    $1.798   $1.486       N/A       N/A      N/A       N/A

Percentage change in AUV             -55.29%     2.57%    9.36%    12.90%    21.00%   48.60%      N/A       N/A      N/A       N/A

Ending Number of AUs (000s)              23        25       12        26        41       31       N/A       N/A      N/A       N/A

Multi-Cap Core Equity Fund (inception date February 3, 2006)
------------------------------------------------------------
Beginning AUV                       $10.253   $10.932   $9.973       N/A       N/A      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $6.195   $10.253  $10.932       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -39.58%    -6.21%    9.62%      N/A       N/A      N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)               0         0        0       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Multi-Hedge Strategies Fund (inception date February 3, 2006)
-------------------------------------------------------------
Beginning AUV                       $10.628   $10.338   $9.996       N/A       N/A      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $8.552   $10.628  $10.338       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -19.53%     2.81%    3.42%      N/A       N/A      N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)               0         0        6       N/A       N/A      N/A       N/A       N/A      N/A       N/A

NASDAQ-100(R) 2X Strategy Fund (inception date May 1, 2004)
-----------------------------------------------------------
Beginning AUV                       $15.362   $12.104  $11.658   $12.143    $9.767      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $4.167   $15.362  $12.104   $11.658   $12.143      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -72.87%    26.92%    3.83%    -3.99%    24.33%     N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)               7         8        1         1         0      N/A       N/A       N/A      N/A       N/A

NASDAQ-100(R) Fund (inception date May 1, 2000)
-----------------------------------------------
Beginning AUV                       $17.543   $15.040  $14.361   $14.346   $13.252   $9.204   $15.204   $23.690  $39.086       N/A
Ending AUV                          $10.088   $17.543  $15.040   $14.361   $14.346  $13.252    $9.204   $15.204  $23.690       N/A

Percentage change in AUV             -42.50%    16.64%    4.73%     0.10%     8.26%   43.98%   -39.46%   -35.82%  -39.39%      N/A

Ending number of AUs (000s)               8        14       14        26        30       29        30        25       15       N/A

Nova Fund (inception date May 1, 2000)
--------------------------------------
Beginning AUV                       $13.905   $13.889  $11.762   $11.426   $10.069   $7.307   $11.482   $15.176  $18.407       N/A
Ending AUV                           $6.267   $13.905  $13.889   $11.762   $11.426  $10.069    $7.307   $11.482  $15.176       N/A

Percentage change in AUV             -54.93%     0.12%   18.08%     2.94%    13.48%   37.80%   -36.36%   -24.34%  -17.55%      N/A

Ending number of AUs (000s)               2         4        6         6         8        3         2         2        1       N/A

Precious Metals Fund (inception date May 1, 2004)
-------------------------------------------------
Beginning AUV                       $19.564   $16.530  $13.749   $11.488    $9.999      N/A       N/A       N/A      N/A       N/A
Ending AUV                          $11.899   $19.564  $16.530   $13.749   $11.488      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -39.18%    18.35%   20.23%    19.68%    14.89%     N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)              53        17       21        20         4      N/A       N/A       N/A      N/A       N/A

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                      2008      2007     2006      2005      2004     2003      2002      2001     2000     1999
-----------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (continued)

Real Estate Fund (inception date May 1, 2004)
---------------------------------------------
Beginning AUV                       $14.741   $18.410  $14.224   $13.408   $10.092      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $8.517   $14.741  $18.410   $14.224   $13.408      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -42.22%   -19.93%   29.43%     6.09%    32.86%     N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)               3         3        5         3         1      N/A       N/A       N/A      N/A       N/A

Retailing Fund (inception date May 1, 2004)
-------------------------------------------
Beginning AUV                       $10.530   $12.171  $11.167   $10.693    $9.991      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $6.990   $10.530  $12.171   $11.167   $10.693      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -33.62%   -13.48%    8.99%     4.43%     7.03%     N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)               0         0        1         0         0      N/A       N/A       N/A      N/A       N/A

Russell 2000 1.5X Strategy Fund (inception date May 1, 2003)
------------------------------------------------------------
Beginning AUV                        $2.234    $2.420   $2.023    $1.966    $1.586   $1.001       N/A       N/A      N/A       N/A
Ending AUV                           $1.076    $2.234   $2.420    $2.023    $1.966   $1.586       N/A       N/A      N/A       N/A

Percentage change in AUV             -51.84%    -7.69%   19.62%     2.90%    23.96%   58.44%      N/A       N/A      N/A       N/A

Ending Number of AUs (000s)              60        89      122        78       140      139       N/A       N/A      N/A       N/A

Russell 2000 2X Strategy Fund (inception date November 1, 2006)
---------------------------------------------------------------
Beginning AUV                        $8.983   $10.381   $9.620       N/A       N/A      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $3.007    $8.983  $10.381       N/A       N/A      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -66.53%   -13.47%    7.91%      N/A       N/A      N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)              22         4        0       N/A       N/A      N/A       N/A       N/A      N/A       N/A

S&P Mid-Cap 400 Pure Growth Fund (inception date July 15, 2004)
---------------------------------------------------------------
Beginning AUV                       $13.405   $12.485  $12.228   $11.080   $10.057      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $8.474   $13.405  $12.485   $12.228   $11.080      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -36.78%     7.37%    2.10%    10.36%    10.17%     N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)               3         1        0         9         0      N/A       N/A       N/A      N/A       N/A

S&P Mid-Cap 400 Pure Value Fund (inception date July 15, 2004)
--------------------------------------------------------------
Beginning AUV                       $13.279   $14.096  $12.161   $11.339   $10.040      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $7.410   $13.279  $14.096   $12.161   $11.339      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -44.20%    -5.80%   15.91%     7.25%    12.94%     N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)               0         0        1         2         0      N/A       N/A       N/A      N/A       N/A

S&P 500 2X Strategy Fund (inception date May 1, 2004)
-----------------------------------------------------
Beginning AUV                       $14.472   $14.529  $11.863   $11.590   $10.054      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $4.587   $14.472  $14.529   $11.863   $11.590      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -68.30%    -0.39%   22.47%     2.36%    15.28%     N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)              12         1        2         0         0      N/A       N/A       N/A      N/A       N/A

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                      2008      2007     2006      2005      2004     2003      2002      2001     2000     1999
-----------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (continued)

S&P 500 Pure Growth Fund (inception date July 15, 2004)
-------------------------------------------------------
Beginning AUV                       $11.476   $11.049  $10.588   $10.507    $9.955      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $6.837   $11.476  $11.049   $10.588   $10.507      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -40.42%     3.86%    4.35%     0.77%     5.54%     N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)               1         1        1         1         0      N/A       N/A       N/A      N/A       N/A

S&P 500 Pure Value Fund (inception date July 15, 2004)
------------------------------------------------------
Beginning AUV                       $12.594   $13.443  $11.540   $11.187    $9.964      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $6.402   $12.594  $13.443   $11.540   $11.187      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -49.17%    -6.32%   16.49%     3.16%    12.27%     N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)               5         6       20        10         1      N/A       N/A       N/A      N/A       N/A

S&P Small-Cap 600 Pure Growth Fund (inception date July 15, 2004)
-----------------------------------------------------------------
Beginning AUV                       $12.810   $12.953  $12.144   $11.550   $10.056      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $8.330   $12.810  $12.953   $12.144   $11.550      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -34.97%    -1.10%    6.66%     5.14%    14.86%     N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)               3         1        2         7         0      N/A       N/A       N/A      N/A       N/A

S&P Small-Cap 600 Pure Value Fund (inception date July 15, 2004)
----------------------------------------------------------------
Beginning AUV                       $10.997   $13.948  $11.818   $11.517   $10.043      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $6.151   $10.997  $13.948   $11.818   $11.517      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -44.07%   -21.16%   18.02%     2.61%    14.68%     N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)              11        11       15         1         1      N/A       N/A       N/A      N/A       N/A

Strengthening Dollar 2X Strategy Fund (inception date October 21, 2005)
-----------------------------------------------------------------------
Beginning AUV                        $8.085    $9.165  $10.358   $10.120       N/A      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $8.450    $8.085   $9.165   $10.358       N/A      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV               4.51%   -11.78%  -11.52%     2.35%      N/A      N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)               1         0        0         0       N/A      N/A       N/A       N/A      N/A       N/A

Technology Fund (inception date May 1, 2004)
--------------------------------------------
Beginning AUV                       $12.270   $11.229  $10.710   $10.491    $9.845      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $6.631   $12.270  $11.229   $10.710   $10.491      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -45.96%     9.27%    4.85%     2.09%     6.56%     N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)               0         1        0         0         0      N/A       N/A       N/A      N/A       N/A

Telecommunications Fund (inception date May 1, 2004)
----------------------------------------------------
Beginning AUV                       $13.915   $12.869  $10.876   $10.858    $9.887      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $7.531   $13.915  $12.869   $10.876   $10.858      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -45.88%     8.13%   18.32%     0.17%     9.82%     N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)               7         7        7         0         0      N/A       N/A       N/A      N/A       N/A

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                      2008      2007     2006      2005      2004     2003      2002      2001     2000     1999
-----------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST: (continued)

Transportation Fund (inception date May 1, 2004)
------------------------------------------------
Beginning AUV                       $12.992   $14.382  $13.527   $12.595   $10.023      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $9.613   $12.992  $14.382   $13.527   $12.595      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -26.01%    -9.66%    6.32%     7.40%    25.66%     N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)               1         0        1         0         0      N/A       N/A       N/A      N/A       N/A

U.S. Government Money Market Fund (inception date May 1, 2001)
--------------------------------------------------------------
Beginning AUV                        $1.051    $1.022   $0.994    $0.984    $0.991   $1.001    $1.007    $1.000      N/A       N/A
Ending AUV                           $1.052    $1.051   $1.022    $0.994    $0.984   $0.991    $1.001    $1.007      N/A       N/A

Percentage change in AUV               0.10%     2.84%    2.82%     1.02%    -0.71%   -1.00%    -0.60%     0.70%     N/A       N/A

Ending number of AUs (000s)             265       263      316       456       178       67         1         2      N/A       N/A

Utilities Fund (inception date May 1, 2004)
-------------------------------------------
Beginning AUV                       $16.934   $15.155  $12.654   $11.560   $10.059      N/A       N/A       N/A      N/A       N/A
Ending AUV                          $11.806   $16.934  $15.155   $12.654   $11.560      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -30.28%    11.74%   19.76%     9.46%    14.92%     N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)               6         4        4         6         0      N/A       N/A       N/A      N/A       N/A

Weakening Dollar 2X Strategy Fund (inception date October 21, 2005)
-------------------------------------------------------------------
Beginning AUV                       $13.062   $11.170   $9.666    $9.880       N/A      N/A       N/A       N/A      N/A       N/A
Ending AUV                          $11.349   $13.062  $11.170    $9.666       N/A      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -13.11%    16.94%   15.56%    -2.17%      N/A      N/A       N/A       N/A      N/A       N/A

Ending Number of AUs (000s)               0         0        0         0       N/A      N/A       N/A       N/A      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------

SELIGMAN PORTFOLIOS, INC.

Communications and Information Portfolio (inception date May 1, 2000)
---------------------------------------------------------------------
Beginning AUV                        $0.837    $0.735   $0.608    $0.571    $0.520   $0.365    $0.578    $0.556   $1.000       N/A
Ending AUV                           $0.527    $0.837   $0.735    $0.608    $0.571   $0.520    $0.365    $0.578   $0.556       N/A

Percentage change in AUV             -37.04%    13.88%   20.89%     6.48%     9.81%   42.47%   -36.85%     3.96%  -44.40%      N/A

Ending number of AUs (000s)             138       146      101       140       212      324       321       301      241       N/A

Global Technology Portfolio (inception date May 1, 2000)
--------------------------------------------------------
Beginning AUV                        $0.691    $0.605   $0.519    $0.486    $0.473   $0.351    $0.520    $0.675   $1.000       N/A
Ending AUV                           $0.408    $0.691   $0.605    $0.519    $0.486   $0.473    $0.351    $0.520   $0.675       N/A

Percentage change in AUV             -40.96%    14.21%   16.57%     6.79%     2.75%   34.76%   -32.50%   -22.96%  -32.50%      N/A

Ending number of AUs (000s)              91        91      195       220       186      207       220       100       68       N/A

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                      2008      2007     2006      2005      2004     2003      2002      2001     2000     1999
-----------------------------------------------------------------------------------------------------------------------------------

THIRD AVENUE VARIABLE SERIES TRUST:

Value Portfolio (inception date May 1, 2003)
--------------------------------------------
Beginning AUV                        $2.006    $2.128   $1.856    $1.636    $1.378   $1.000       N/A       N/A      N/A       N/A
Ending AUV                           $1.119    $2.006   $2.128    $1.856    $1.636   $1.378       N/A       N/A      N/A       N/A

Percentage change in AUV             -44.22%    -5.73%   14.66%    13.45%    18.72%   37.80%      N/A       N/A      N/A       N/A

Ending Number of AUs (000s)             533       445      367       318       254      146       N/A       N/A      N/A       N/A
-----------------------------------------------------------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST:

Bond Fund
---------
Beginning AUV                        $1.696    $1.562   $1.481    $1.543    $1.427   $1.221    $1.013    $1.079   $1.070    $1.172
Ending AUV                           $1.740    $1.696   $1.562    $1.481    $1.543   $1.427    $1.221    $1.013   $1.079    $1.070

Percentage change in AUV               2.59%     8.58%    5.47%    -4.02%     8.13%   16.87%    20.53%    -6.12%    0.87%    -8.74%

Ending number of AUs (000s)              78       113       85       120       150      196       191        24       52        38

Emerging Markets Fund
---------------------
Beginning AUV                        $2.627    $1.928   $1.396    $1.068    $0.857   $0.562    $0.584    $0.601   $1.044    $0.527
Ending AUV                           $0.916    $2.627   $1.928    $1.396    $1.068   $0.857    $0.562    $0.584   $0.601    $1.044

Percentage change in AUV             -65.13%    36.26%   38.11%    30.71%    24.62%   52.49%    -3.77%    -2.83%  -42.44%    98.29%

Ending number of AUs (000s)             277       504      361       276       257      206       137       175      179       254

Hard Assets Fund
----------------
Beginning AUV                        $4.444    $3.088   $2.506    $1.669    $1.359   $0.946    $0.984    $1.110   $1.006    $0.840
Ending AUV                           $2.370    $4.444   $3.088    $2.506    $1.669   $1.359    $0.946    $0.984   $1.110    $1.006

Percentage change in AUV             -46.67%    43.91%   23.22%    50.15%    22.81%   43.66%    -3.86%   -11.35%   10.30%    19.80%

Ending number of AUs (000s)             273       337      291       243       157      222       104       108      200       556

Multi-Manager Alternatives Fund (inception date May 1, 2003)
------------------------------------------------------------
Beginning AUV                        $1.080    $1.049   $0.975    $0.982    $0.995   $1.000       N/A       N/A      N/A       N/A
Ending AUV                           $0.929    $1.080   $1.049    $0.975    $0.982   $0.995       N/A       N/A      N/A       N/A

Percentage change in AUV             -13.98%     2.96%    7.59%    -0.71%    -1.31%   -0.50%      N/A       N/A      N/A       N/A

Ending Number of AUs (000s)               4         5        1         1         1        1       N/A       N/A      N/A       N/A

Real Estate Fund
----------------
Beginning AUV                        $2.673    $2.676   $2.064    $1.723    $1.277   $0.960    $1.015    $0.973   $0.828    $0.854
Ending AUV                           $1.188    $2.673   $2.676    $2.064    $1.723   $1.277    $0.960    $1.015   $0.973    $0.828

Percentage change in AUV             -55.56%    -0.11%   29.65%    19.79%    34.93%   33.02%    -5.42%     4.32%   17.49%    -2.99%

Ending number of AUs (000s)              91        92       90        82       162       42        47        42       18        15

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                      2008      2007     2006      2005      2004     2003      2002      2001     2000     1999
-----------------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VARIABLE TRUST:

Discovery Fund (inception date April 8, 2005)
---------------------------------------------
Beginning AUV                       $15.654   $12.927  $11.388    $9.904       N/A      N/A       N/A       N/A      N/A       N/A
Ending AUV                           $8.623   $15.654  $12.927   $11.388       N/A      N/A       N/A       N/A      N/A       N/A

Percentage change in AUV             -44.92%    21.10%   13.51%    14.98%      N/A      N/A       N/A       N/A      N/A       N/A

Ending number of AUs (000s)              36        42       45        49       N/A      N/A       N/A       N/A      N/A       N/A

Opportunity Fund
----------------
Beginning AUV                        $2.685    $2.543   $2.289    $2.143    $1.831   $1.350    $1.863    $1.954   $1.852    $1.386
Ending AUV                           $1.592    $2.685   $2.543    $2.289    $2.143   $1.831    $1.350    $1.863   $1.954    $1.852

Percentage change in AUV             -40.71%     5.58%   11.10%     6.81%    17.04%   35.63%   -27.54%    -4.66%    5.53%    33.57%

Ending number of AUs (000s)             329       341      317       397       540      431       547       437      187       160

--------------------------------------------------------------------------------

                                   APPENDIX C
       Deductions for Taxes - Qualified and Nonqualified Annuity Contracts

                                                     Upon              Upon
State                                           Premium Payment    Annuitization        Nonqualified       Qualified
-----                                           ---------------    -------------        ------------       ---------
California ................................                              X                  2.35%             0.50%

Florida ...................................                              X                  1.00%             1.00%

Maine......................................            X                                    2.00%(1)

Nevada.....................................                              X                  3.50%

South Dakota...............................            X                                    1.25%(2)

Texas .....................................                              X                  0.04%(3)          0.04%

West Virginia..............................                              X                  1.00%             1.00%

Wyoming....................................            X                                    1.00%

Commonwealth of Puerto Rico................            X                                    1.00%(4)          1.00%

NOTE: The above tax deduction rates are as of January 1, 2008. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, We reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

      For a more detailed explanation of the assessment of taxes, see "Expenses
      - Premium Taxes."

----------
(1) Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

(2) South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

(3) Texas charges an insurance department "maintenance fee" of 0.04% on annuity considerations, but the department allows this to be paid upon annuitization.

(3) The tax rate in Puerto Rico was temporarily increased from 1% to 3% effective January 1, 2005. The rate increase expired on June 30, 2007 so that the rate going forward is now 1%, effective July 1, 2007.

--------------------------------------------------------------------------------

                                PRIVACY NOTICE of
                    Jefferson National Life Insurance Company

REVISED Notice of Privacy Policy                         01/2009

We take your privacy seriously. This notice describes how we treat data about our customers. We do not sell our customer data. We have physical, electronic and procedural security measures in place that comply with legal standards to protect your personal data. Access to customer data is limited to employees who need access to do their jobs.

We get most of the data we have about you through your application and administrative forms. We may also receive data from outside sources with your consent, such as:

      o     The Medical Information Bureau

      o     Consumer Reporting Agencies

      o     Service Providers who conduct marketing services on our behalf

      o     Motor Vehicle Bureaus

      o     Other Data Providers

Data we collect may include:

      o     Name, address, e-mail address, phone number

      o     Social Security Number

      o     Demographic Data

      o Health data (for life insurance buyers) or other data about illness, disability or injury

      o Internet Cookies (cookies help our Internet application process - they do not store any personal data)

We may share customer data we collect with the following with your consent or as permitted by law:

      o     Insurance companies, agents, reinsurers

      o     Group policyholders for purpose of reporting claims experience

      o     Medical Laboratories and Prescription or Pharmacy Database Managers

      o Medical Information and Motor Vehicle Bureaus or similar institutions

      o     A court or governmental agency when there is a lawful request

      o     Law enforcement officials to prevent criminal activity and/or fraud

      o     Service providers that perform marketing services for us

      o     Service providers that perform administrative services for us

      o     Joint Marketing Partners

      o     Unaffiliated Fund Families

      o     Unaffiliated Third Parties

      o     Our Affiliates

We do not share your health data with anyone without your written consent.

We use your health data to:

      o     Underwrite policies

      o     Process, evaluate or defend claims

When we use service providers and joint marketers they agree to keep your personal data private and not use it for any other purpose. Data obtained from an insurance support organization, such as, the Medical Information Bureau, may be retained and disclosed by this organization to other persons. For our Internet customers we require you to enter a user name and password to access your online account.

You have a right to review your personal data. To do so please send a written request to the Customer Service Department:

                     9920 Corporate Campus Drive, Suite 1000
                              Louisville, KY 40223

Please include your name, address, telephone number, and policy number. Also, let us know what kind of data you want to see. We may charge a small fee to collect and send the data to you.

If you see any errors, let us know and we will review it. If we agree, we will correct our files. If we disagree, you may file a short statement of dispute with us. Your statement will be included with any data we disclose in the future. You can also request that we send it to anyone who received your data from us in the past 2 years. If we change our privacy notice we will give you notice ahead of time of any change in our privacy practices by providing a new Notice and any opt-in or opt-out rights you may have under any federal or state laws at that time.

If you provide personal data to third parties, for example, independent agents or brokers, please note that this Notice will not cover their use of such data. If you provide personal data to us on a website that we sponsor with another financial institution, please note that you are providing your personal data to us and the third party. Accordingly, you should review the privacy notice of any such third parties.

Jefferson [LOGO] National
Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, KY 40233

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information
   General Information Regarding Jefferson National Life Insurance Company Jefferson National Life Annuity Account C
Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution
   Reduction or Elimination of the Contingent Deferred Sales Charge Arrangements Regarding Frequent Purchases and Redemptions
Financial Statements

--------------------------------------------------------------------------------
                             (cut along dotted line)

If you would like a free copy of the Statement of Additional Information (Form # JNL-MAXIGRP-SAI-C-0509) dated May 1, 2009 for this Prospectus, please complete this form, detach, and mail to:

                    Jefferson National Life Insurance Company
                              Administrative Office
                                 P.O. Box 36840
                           Louisville, Kentucky 40233

Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Insurance Annuity Account C (group annuity) fixed and variable annuity at the following address:

Name: __________________________________________________________________________

Mailing Address: _______________________________________________________________


                                   Sincerely,

 ______________________________________________________________________________
                                   (Signature)

--------------------------------------------------------------------------------

(C) 2009, Jefferson National Life Insurance Company      JNL-MAXIGRP-PROS-C-0509

                       STATEMENT OF ADDITIONAL INFORMATION

             GROUP FLEXIBLE PREMIUM DEFERRED FIXED/VARIABLE ANNUITY

                                    ISSUED BY

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                       AND

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

        ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
                        PHONE: (866) 667-0561 (TOLL FREE)

                                   MAY 1, 2009

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account C (the "Variable Account"), dated May 1, 2009. You may obtain a copy of the current prospectus on Our Website or by writing to us at our Administrative
Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

                                TABLE OF CONTENTS

                                                                            PAGE

GENERAL INFORMATION                                                          B-3

EXPENSE GUARANTEE AGREEMENT                                                  B-3

CERTAIN FEDERAL INCOME TAX CONSEQUENCES                                      B-4

PUBLISHED RATINGS                                                            B-8

ADMINISTRATION                                                               B-8

ANNUITY PROVISIONS                                                           B-8

DISTRIBUTION                                                                 B-9

ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS                    B-9

FINANCIAL STATEMENTS                                                         B-9

                               GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company ("Jefferson National", "Company", "we", "our" or "us") is a subsidiary of Jefferson National Financial Corp., a Delaware corporation. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Jefferson National's executive offices are at 435 Hudson Street, 2nd Floor, New York, NY 10014. Our principal business office is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

Prior to January 3, 2008, Jefferson National was an indirect, wholly-owned subsidiary of Inviva, Inc. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company ("CVIC"). On October 23, 2002 CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C:

Jefferson National Life Annuity Account C, also referred to as the "Variable Account", was established in 1980 by Voyager Life Insurance Company. Prior to May 1, 2003, the Variable Account was known as Conseco Variable Annuity Account C and prior to May 1, 1999 it was known as Great American Reserve Variable Annuity Account C. The Variable Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 ("Investment Company Act"). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Variable Account are the property of the Company. However, the assets of the Variable Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company.

The Variable Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Variable Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Investment Portfolios are found in the prospectuses and statements of additional information for the Investment Portfolios. Also included in such information is the investment policy of each Investment Portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying Investment Portfolio is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolio may add, eliminate or substitute Investment Portfolios from time to time.

EXPENSE GUARANTEE AGREEMENT

At a combined Special Meeting held on December 14, 1992, the Contract Owners and participants in the Variable Account, Great American Reserve Variable Annuity Account Fund ("Annuity Fund") and Great American Reserve Variable Annuity Account D ("Account D") approved an Agreement and Plan of Reorganization and the reorganization (the "Combination") of the Variable Account, Annuity Fund, and Account D. On May 1, 1993, the effective date of the Combination, Variable Account, Annuity Fund and Account D were combined and restructured into a single continuing unit investment trust separate account investing exclusively in shares of the 40|86 Series Trust (formerly, the Conseco Series Trust), and the Variable Account became the continuing separate account. Also on May 1, 1993, all of the Sub-account assets of the Variable Account, including those of Annuity Fund and Account D, were sold, assigned and transferred to the Equity (formerly, Common Stock), Fixed Income (formerly, Corporate Bond) and Money Market Portfolios of the 40|86 Series Trust. In exchange for such assets, shares of the Equity, Fixed Income and Money Market Portfolios were issued to the Equity Sub-account, Fixed Income Sub-account and Money Market Sub-account of restructured Variable Account, respectively.

The respective interests of Contract Owners and participants immediately after the Combination were equal to their former interests in the Variable Account, Annuity Fund or Account D, as the case may be, immediately before the Combination. Prior to the Combination, Variable Account, Annuity Fund and Account D had been operated by Jefferson National as managed separate accounts investing directly in securities. As a result of the Combination, the Variable Account invested in shares of 40|86 Series Trust. The Variable Account also invests in shares of other Funds.

Pursuant to the Combination Jefferson National issued an endorsement with respect to each existing Contract outstanding immediately prior to the effective time of the Combination guaranteeing that the total of the investment management fees charged against the Equity (formerly, Common Stock), Fixed Income (formerly, Corporate Bond), and Money Market Portfolios of 40|86 Series Trust whose shares are purchased by the Variable Account, plus the mortality and expense risk, administrative and any other charges imposed upon the assets of the corresponding Sub-accounts of the Variable Account, will not exceed an amount that is equal to the total amount of the same charges (1.44%, on an annual basis) that would have been imposed under the Contracts had the Combination not occurred (the "Expense Guarantee Agreement"). Effective March 29, 2007, the 40|86 Money Market and Fixed Income Portfolios were liquidated. Effective May 1, 2007, the interests of each applicable Contract invested in the 40|86 Equity Portfolio were substituted into the JNF Equity Portfolio (the "Substitution") of the Northern Lights Variable Trust. A condition to the Substitution was for the Expense Guarantee Agreement to continue in the JNF Equity Portfolio. Currently, the mortality and expense risk fee for the JNF Chicago Equity Partners Equity Sub-account is equal to 0.79%.

Accordingly, Jefferson National will reimburse the appropriate Sub-account of the Variable Account an amount that represents the difference between the investment management fees charged the Variable Account, Annuity Fund or Account D, as applicable, prior to the Combination and the amount of such fees charged to the JNF Equity Portfolio, plus any other charges in excess of those that would have been incurred if the Combination had not taken place.

The mortality and expense risk and administrative charges will not change, and any other charges imposed on the assets of the Variable Account are not expected to be more than before the Combination. Jefferson National will not, however, assume extraordinary or non-recurring expenses of the JNF Equity Portfolio, such as legal claims and liabilities, litigation costs and indemnification payments in connection with litigation. Also, the Expense Guarantee Agreement will not apply to any federal income tax if the JNF Equity Portfolio fails to qualify as a "regulated investment company" under applicable provisions of the Code. The Expense Guarantee Agreement, described above, also applies to Contracts issued after the Combination. Jefferson National, however, may eliminate the Expense Guarantee Agreement with respect to Contracts issued in the future.

                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

      The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts' administration and with respect to which one or more United States Persons (as defined herein) have the authority to control such trusts' substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income. If your Contract pays a death benefit upon the death of the annuitant, rather than owner, please consult a tax advisor regarding the tax treatment of this benefit.

TAX STATUS OF THE CONTRACT

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Variable Account. The Variable Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National's qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Variable Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Variable Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets." The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Variable Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Variable Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Variable Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the only designated beneficiary is the Owner's spouse, the applicable distribution period is the surviving spouse's life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Owner's death. For calendar years after the death of the Owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not solely the Owner's surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary's life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner's death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified Contracts, "eligible rollover distributions" from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity ("IRA") under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $5,000 for 2009 ($6,000 if age 50 or older by the end of 2009), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner;
(v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax. Additionally, unless certain annual distribution requirements are met, a penalty tax of 50% will be levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $116,000 for single filers, $169,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $5,000 for 2009 ($6,000 if age 50 or older by the end of 2009). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. In accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL

Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.

                                PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor's Insurance Rating Services, Moody's Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company's financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

                                 ADMINISTRATION

Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

                               ANNUITY PROVISIONS

The Company makes available several annuity options that can include either fixed or variable payments or a combination of both.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the contract maintenance charge.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the insurance charges during both the accumulation phase and the annuity phase. The deduction of the insurance charges will affect the amount of the first and any subsequent annuity payments. In addition, under certain circumstances, the Company may assess a contingent deferred sales charge and/or the contract maintenance charge on the annuity date, which would affect the amount of the first annuity payment (see "Expenses" and "Annuity Payments" in the prospectus).

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3.50% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

                                  DISTRIBUTION

Jefferson National Securities Corporation, a registered broker-dealer and a member of the Financial Industry Regulatory Authority ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor's address is 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

            ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS

The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life Annuity Account C, dated May 1, 2009.

                              FINANCIAL STATEMENTS

The financial statements of the Company and the Variable Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.


JEFFERSON NATIONAL LIFE INSURANCE COMPANY

Annual Report
to Contract Owners

December 31, 2008

                                       Jefferson National Life Annuity Account C

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

DECEMBER 31, 2008

================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C                                   PAGE
Statement of Assets and Liabilities as of December 31, 2008 .............      2
Statements of Operations and Statements of Changes in Net Assets for the
   Year Ended December 31, 2008 .........................................      8
Statements of Operations and Statements of Changes in Net Assets for the
   Year Ended December 31, 2007 .........................................     32
Notes to Financial Statements ...........................................     53
Report of Independent Registered Public Accounting Firm .................     81

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008

====================================================================================================================================
                                                                                             SHARES          COST           VALUE
------------------------------------------------------------------------------------------------------------------------------------
Assets:
   Investments in portfolio shares, at net asset value (Note 2):
     AIM Variable Insurance Funds:
       Basic Value Fund ..............................................................       17,794.154   $   161,959   $     72,422
       Core Equity Fund ..............................................................        2,141.079        55,065         42,287
       Financial Services Fund .......................................................          512.389         5,229          2,111
       Global Health Care Fund .......................................................        4,953.809        98,308         61,774
       Global Real Estate Fund .......................................................       58,599.788     1,248,943        540,876
       High Yield Fund ...............................................................       18,336.424       101,087         67,661
       Mid Cap Core Equity Fund ......................................................        5,271.572        66,707         44,914
       Technology Fund ...............................................................        2,663.352        36,128         22,319
     The Alger American Fund:
       Capital Appreciation Portfolio ................................................       46,000.052     1,719,633      1,397,941
       LargeCap Growth Portfolio .....................................................       28,814.885     1,156,988        763,018
       MidCap Growth Portfolio .......................................................       65,886.717     1,165,153        463,842
       SmallCap Growth Portfolio .....................................................       64,340.152     1,493,929      1,131,101
     AllianceBernstein Variable Products Series Fund, Inc.:
       Growth and Income Portfolio ...................................................          949.737        22,758         12,442
     American Century Variable Portfolios, Inc:
       Balanced Fund .................................................................        9,467.169        54,874         49,987
       Income & Growth Fund ..........................................................       14,814.816       120,551         71,408
       Inflation Protection Fund .....................................................        7,246.081        74,357         71,736
       International Fund ............................................................      135,685.853     1,328,029        805,975
       Large Company Value Fund ......................................................        1,445.631        12,031         10,958
       Value Fund ....................................................................      127,596.446       933,932        597,152
       Vista Fund ....................................................................        6,519.636       112,583         70,217
     DireXion Insurance Trust:
       Dynamic VP HY Bond Fund .......................................................        1,254.996        21,553         20,544
     The Dreyfus Investment Portfolios:
       Small Cap Stock Index Portfolio ...............................................          760.770        12,435          7,881
     The Dreyfus Socially Responsible Growth Fund, Inc. ..............................       75,619.558     1,847,557      1,501,804
     Dreyfus Stock Index Fund ........................................................      270,826.312     8,483,344      6,223,589
     Dreyfus Variable Investment Fund:
       International Value Portfolio .................................................       14,664.729       234,540        128,903
     Federated Insurance Series:
       Capital Income Fund II ........................................................       27,438.171       235,331        198,927
       High Income Bond Fund II ......................................................       53,437.098       389,579        268,788
       International Equity Fund II ..................................................        6,290.611       117,833         63,535
       Kaufmann Fund II ..............................................................       18,850.400       323,779        182,661
       Market Opportunity Fund II ....................................................        6,057.485        58,895         60,575
     Janus Aspen Series:
       Balanced Portfolio ............................................................        6,463.092       188,102        148,005
       Forty Portfolio ...............................................................       13,240.372       537,189        304,131
       Global Life Sciences Portfolio ................................................          164.513         1,855          1,361
       Growth and Income Portfolio ...................................................       43,702.731       785,267        505,641
       International Growth Portfolio ................................................       38,262.519     2,102,684      1,011,278
       Large Cap Growth Portfolio ....................................................      197,802.680     4,555,709      3,125,283
       Mid Cap Growth Portfolio ......................................................      163,678.741     5,249,099      3,479,810
       Perkins Mid Cap Value Portfolio ...............................................        1,282.678        16,741         13,738
       Perkins Small Company Value Portfolio (Service Class) .........................          229.624         3,873          2,572
       Worldwide Growth Portfolio ....................................................      257,620.334     8,681,133      4,964,343
     Lazard Retirement Series, Inc:
       Emerging Markets Portfolio ....................................................       80,721.727     1,889,526        935,565
       International Equity Portfolio ................................................        9,928.265       146,212         81,710
       US Small Cap Equity Portfolio .................................................       31,367.122       358,709        198,867
       US Strategic Equity Portfolio .................................................        8,772.648       101,226         57,110
     Legg Mason Partners Variable Equity Trust:
       Aggressive Growth Portfolio ...................................................          645.455         6,273          6,274
       Capital and Income Portfolio ..................................................          856.957         8,168          6,676
       Fundamental Value Portfolio ...................................................          143.262         3,230          1,923
       Large Cap Growth Portfolio ....................................................          215.975         3,199          2,239
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                                             SHARES          COST           VALUE
------------------------------------------------------------------------------------------------------------------------------------
Assets: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
     Legg Mason Partners Variable Income Trust:
       Strategic Bond Portfolio ......................................................        3,638.363   $    35,721   $     27,724
     Lord Abbett Series Fund, Inc:
       America's Value Portfolio .....................................................        8,309.023       114,426         83,339
       Growth and Income Portfolio ...................................................       34,174.614       925,841        590,196
     Neuberger Berman Advisers Management Trust:
       Mid-Cap Growth Portfolio ......................................................        2,753.201        74,798         44,437
       Partners Portfolio ............................................................       32,166.671       539,059        228,706
       Regency Portfolio .............................................................       11,384.388       147,307         97,906
       Short Duration Bond Portfolio .................................................        4,839.893        54,100         51,835
       Small-Cap Growth Portfolio ....................................................          690.523        10,310          5,766
       Socially Responsive Portfolio .................................................          396.381         6,003          3,722
     Northern Lights Variable Trust:
       JNF Balanced Portfolio ........................................................      613,478.333     9,614,445      7,104,079
       JNF Equity Portfolio ..........................................................    3,857,958.055    76,408,452     47,452,883
       JNF Money Market Portfolio ....................................................    8,191,415.930     8,191,415      8,191,415
     PIMCO Variable Insurance Trust:
       All Asset Portfolio ...........................................................       17,785.440       171,019        163,626
       CommodityRealReturn Strategy Portfolio ........................................        6,486.030        82,194         45,402
       Emerging Markets Bond Portfolio ...............................................          694.713         7,168          7,169
       Foreign Bond US Dollar-Hedged Portfolio .......................................          100.833           938            966
       Global Bond Unhedged Portfolio ................................................        5,171.183        69,376         63,347
       High Yield Portfolio ..........................................................        4,790.401        26,251         27,114
       Long Term US Government Portfolio .............................................       24,249.769       276,758        296,575
       Low Duration Portfolio ........................................................          294.664         2,907          2,852
       RealEstateRealReturn Strategy Portfolio .......................................        3,878.654        16,883         18,074
       Real Return Portfolio .........................................................       31,814.389       400,676        358,230
       Short-Term Portfolio ..........................................................        3,402.498        33,179         32,733
       StocksPLUS(R) Total Return Portfolio ..........................................        1,201.680         7,485          6,717
       Total Return Portfolio ........................................................       37,205.048       389,375        383,584
     Pioneer Variable Contracts Trust:
       Cullen Value Portfolio ........................................................            5.114            52             46
       Emerging Markets Portfolio ....................................................       13,523.385       434,380        211,236
       Equity Income Portfolio .......................................................       16,439.983       371,329        250,874
       Fund Portfolio ................................................................        4,962.183        83,327         79,047
       Global High Yield Portfolio ...................................................          136.200           941            763
       High Yield Portfolio ..........................................................       10,562.057       113,829         68,125
       International Value Portfolio .................................................        5,354.349        67,721         52,205
       Mid Cap Value Portfolio .......................................................          979.135        19,198         11,417
     Royce Capital Fund:
       Micro-Cap Portfolio ...........................................................       46,385.290       555,908        279,703
       Small-Cap Portfolio ...........................................................       54,380.806       524,793        349,125
     Rydex Variable Trust:
       CLS AdvisorOne Amerigo Fund ...................................................        1,572.957        38,218         34,039
       Absolute Return Strategies Fund ...............................................           28.867           807            606
       Banking Fund ..................................................................        3,990.899        62,523         53,478
       Basic Materials Fund ..........................................................        9,552.725       304,573        185,132
       Biotechnology Fund ............................................................        3,629.954        83,945         69,078
       Commodities Strategy Fund .....................................................        3,558.752        86,206         40,819
       Consumer Products Fund ........................................................          726.262        25,830         19,979
       Dow 2X Strategy Fund ..........................................................       10,133.607        92,792         97,789
       Energy Fund ...................................................................       20,829.564       763,683        426,798
       Energy Services Fund ..........................................................       35,525.496     1,133,947        503,752
       Essential Portfolio Conservative Fund .........................................           12.191           263            265
       Europe 1.25X Strategy Fund ....................................................        2,884.412        71,409         36,488
       Financial Services Fund .......................................................        2,756.587        32,778         31,453
       Government Long Bond 1.2X Strategy Fund .......................................       22,562.781       350,117        388,982
       Health Care Fund ..............................................................        1,914.901        44,183         40,634
       Inverse Dow 2X Strategy Fund ..................................................        7,527.845       273,528        268,066
       Inverse Government Long Bond Strategy Fund ....................................          560.844         8,048          7,627
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                                             SHARES          COST           VALUE
------------------------------------------------------------------------------------------------------------------------------------
Assets: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
     Rydex Variable Trust: (continued)
       Inverse Mid-Cap Strategy Fund .................................................          173.635   $     9,370   $      8,127
       Inverse NASDAQ-100(R) Strategy Fund ...........................................          532.724        14,453         13,350
       Inverse Russell 2000(R) Strategy Fund .........................................        1,041.894        50,823         44,489
       Inverse S&P 500 Strategy Fund .................................................        1,933.878       119,385        113,016
       Japan 1.25X Strategy Fund .....................................................          984.880        15,970         14,852
       Large-Cap Growth Fund .........................................................          450.484         6,070          7,419
       Large-Cap Value Fund ..........................................................        3,270.457        42,168         29,958
       Leisure Fund ..................................................................          131.861         9,414          4,018
       Mid Cap 1.5X Strategy Fund ....................................................        2,356.701        42,398         23,119
       Mid-Cap Growth Fund ...........................................................        1,228.583        27,377         23,159
       Mid-Cap Value Fund ............................................................          153.501         1,810          1,334
       NASDAQ-100(R) 2X Strategy Fund ................................................        3,505.338        35,283         28,744
       NASDAQ-100(R) Fund ............................................................        7,304.796       107,876         76,701
       Nova Fund .....................................................................        3,233.943        25,960         14,714
       Precious Metals Fund ..........................................................       68,589.711       587,385        633,769
       Real Estate Fund ..............................................................        1,678.805        24,329         29,396
       Russell 2000(R) 1.5X Strategy Fund ............................................        3,902.817        60,080         64,670
       Russell 2000(R) 2X Strategy Fund ..............................................        9,165.378        60,621         67,549
       S&P 500 2X Strategy Fund ......................................................        8,784.696        64,701         54,114
       Sector Rotation Fund ..........................................................        9,637.946       139,657         87,223
       Small-Cap Growth Fund .........................................................        1,427.642        29,425         25,384
       Small-Cap Value Fund ..........................................................        6,897.719       105,839         70,150
       Strengthening Dollar 2X Strategy Fund .........................................          576.614        14,172         12,253
       Technology Fund ...............................................................          148.018         1,012          1,043
       Telecommunications Fund .......................................................        6,274.616        49,946         49,820
       Transportation Fund ...........................................................          475.112         4,604          5,184
       U.S. Government Money Market Fund .............................................      278,985.824       278,986        278,986
       Utilities Fund ................................................................        4,472.191        69,784         68,916
       Weakening Dollar 2X Strategy Fund .............................................          121.045         2,934          3,038
     Seligman Portfolios, Inc.:
       Communications and Information Portfolio ......................................        5,923.480       107,141         72,622
       Global Technology Portfolio ...................................................        3,474.609        53,462         37,803
     Third Avenue Variable Series Trust:
       Value Portfolio ...............................................................       49,658.088     1,210,074        596,394
     Van Eck Worldwide Insurance Trust:
       Absolute Return Fund ..........................................................          428.875         3,948          3,864
       Bond Fund .....................................................................       11,791.639       132,699        135,840
       Emerging Markets Fund .........................................................       43,116.582       609,870        253,526
       Hard Assets Fund ..............................................................       34,548.407     1,224,289        647,782
       Real Estate Fund ..............................................................       17,452.974       258,633        108,208
     Wells Fargo Advantage VT Funds:
       Discovery Fund ................................................................       28,026.305       474,302        313,615
       Opportunity Fund ..............................................................       51,608.429       992,825        524,341
------------------------------------------------------------------------------------------------------------------------------------
         Total assets ................................................................                                  $103,148,287
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                                              UNITS       UNIT VALUE        VALUE
------------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves:
     AIM Variable Insurance Funds:
       Basic Value Fund ..............................................................       91,399.587   $  0.792368   $     72,422
       Core Equity Fund ..............................................................        5,245.437      8.061582         42,287
       Financial Services Fund .......................................................        4,998.405      0.422333          2,111
       Global Health Care Fund .......................................................       68,480.890      0.902059         61,774
       Global Real Estate Fund .......................................................      333,142.541      1.623557        540,876
       High Yield Fund ...............................................................        2,717.530      8.876439         24,122
       Mid Cap Core Equity Fund ......................................................       36,027.776      1.246649         44,914
       Technology Fund ...............................................................       60,515.859      0.368814         22,319
     The Alger American Fund:
       Capital Appreciation Portfolio ................................................      485,160.791      2.842179      1,378,914
       LargeCap Growth Portfolio .....................................................      653,790.513      1.167068        763,018
       MidCap Growth Portfolio .......................................................      315,728.755      1.469117        463,842
       SmallCap Growth Portfolio .....................................................      994,090.948      1.137824      1,131,101
     AllianceBernstein Variable Products Series Fund, Inc.:
       Growth and Income Portfolio ...................................................       14,692.838      0.846779         12,442
     American Century Variable Portfolios, Inc:
       Balanced Fund .................................................................        5,289.194      9.450757         49,987
       Income & Growth Fund ..........................................................       79,731.179      0.895604         71,408
       Inflation Protection Fund .....................................................        6,347.605     11.301301         71,736
       International Fund ............................................................      680,740.191      1.183968        805,975
       Large Company Value Fund ......................................................        1,878.751      5.832571         10,958
       Value Fund ....................................................................      351,052.200      1.701034        597,152
       Vista Fund ....................................................................       11,137.283      6.304640         70,217
     DireXion Insurance Trust:
       Dynamic VP HY Bond Fund .......................................................        2,155.317      9.531872         20,544
     The Dreyfus Investment Portfolios:
       Small Cap Stock Index Portfolio ...............................................          897.609      8.780390          7,881
     The Dreyfus Socially Responsible Growth Fund, Inc. ..............................    1,045,623.539      1.418637      1,483,360
     Dreyfus Stock Index Fund ........................................................    3,380,220.147      1.803499      6,096,224
     Dreyfus Variable Investment Fund:
       International Value Portfolio .................................................      109,799.564      1.173988        128,903
     Federated Insurance Series:
       Capital Income Fund II ........................................................      149,584.620      1.304937        195,199
       High Income Bond Fund II ......................................................      187,774.557      1.410986        264,947
       International Equity Fund II ..................................................       51,973.557      1.222451         63,535
       Kaufmann Fund II ..............................................................       25,268.717      7.228725        182,661
       Market Opportunity Fund II ....................................................        6,235.980      9.713790         60,575
     Janus Aspen Series:
       Balanced Portfolio ............................................................       17,048.440      8.681428        148,005
       Forty Portfolio ...............................................................       43,277.404      7.027488        304,131
       Global Life Sciences Portfolio ................................................          177.339      7.672208          1,361
       Growth and Income Portfolio ...................................................      496,972.056      1.017443        505,641
       International Growth Portfolio ................................................      516,380.090      1.958399      1,011,278
       Large Cap Growth Portfolio ....................................................    2,015,187.018      1.529996      3,083,228
       Mid Cap Growth Portfolio ......................................................    1,991,544.314      1.744425      3,474,100
       Perkins Mid Cap Value Portfolio ...............................................        1,934.410      7.101654         13,738
       Perkins Small Company Value Portfolio .........................................          454.120      5.663245          2,572
       Worldwide Growth Portfolio ....................................................    2,873,010.263      1.711788      4,917,984
     Lazard Retirement Series, Inc:
       Emerging Markets Portfolio ....................................................       61,337.620     15.242124        934,916
       International Equity Portfolio ................................................        7,940.041     10.290839         81,710
       US Small Cap Equity Portfolio .................................................      183,821.504      1.081850        198,867
       US Strategic Equity Portfolio .................................................       66,009.364      0.865187         57,110
     Legg Mason Partners Variable Equity Trust:
       Aggressive Growth Portfolio ...................................................        1,109.614      5.654067          6,274
       Capital and Income Portfolio ..................................................        1,033.625      6.458544          6,676
       Fundamental Value Portfolio ...................................................          321.554      5.979516          1,923
       Large Cap Growth Portfolio ....................................................          263.475      6.176060          1,627
     Legg Mason Partners Variable Income Trust:
       Strategic Bond Portfolio ......................................................        2,900.191      9.311898         27,006
     Lord Abbett Series Fund, Inc:
       America's Value Portfolio .....................................................       67,847.858      1.228328         83,339
       Growth and Income Portfolio ...................................................      533,221.164      1.106850        590,196
     Neuberger Berman Advisers Management Trust:
       Mid-Cap Growth Portfolio ......................................................       57,945.376      0.766872         44,437
       Partners Portfolio ............................................................      196,240.234      1.025150        201,176
       Regency Portfolio .............................................................       92,377.322      1.059847         97,906
       Short Term Duration Bond Portfolio ............................................       43,129.254      1.201858         51,835

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                                              UNITS       UNIT VALUE        VALUE
------------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
     Neuberger Berman Advisers Management Trust: (continued)
       Small-Cap Growth Portfolio ....................................................        6,539.845   $  0.881655   $      5,766
       Socially Responsive Portfolio .................................................          432.040      8.615121          3,722
     Northern Lights Variable Trust:
       JNF Balanced Portfolio ........................................................      932,529.665      7.464891      6,961,232
       JNF Equity Portfolio - Qualified ..............................................    8,829,830.184      5.124696     45,250,195
       JNF Equity Portfolio - Nonqualified ...........................................      245,988.627      5.124696      1,260,617
       JNF Money Market Portfolio ....................................................      806,668.531     10.100166      8,147,486
     PIMCO Variable Insurance Trust:
       All Asset Portfolio ...........................................................       17,590.188      9.302117        163,626
       CommodityRealReturn Strategy Portfolio ........................................        7,008.730      6.477974         45,402
       Emerging Markets Bond Portfolio ...............................................          752.039      9.533193          7,169
       Foreign Bond US Dollar-Hedged Portfolio .......................................           94.969     10.172010            966
       Global Bond Unhedged Portfolio ................................................        5,830.709     10.864303         63,347
       High Yield Portfolio ..........................................................        3,309.609      8.192399         27,114
       Long Term US Government Portfolio .............................................       23,681.242     12.523611        296,575
       Low Duration Portfolio ........................................................          271.219     10.517317          2,852
       RealEstateRealReturn Strategy Portfolio .......................................        3,332.624      5.423502         18,074
       Real Return Portfolio .........................................................      310,126.181      1.155109        358,230
       Short-Term Portfolio ..........................................................        3,048.176     10.738398         32,733
       StocksPLUS(R) Total Return Portfolio ..........................................          947.365      7.090552          6,717
       Total Return Portfolio ........................................................      312,804.905      1.226271        383,584
     Pioneer Variable Contracts Trust:
       Cullen Value Portfolio ........................................................            6.328      7.272621             46
       Emerging Markets Portfolio ....................................................       32,539.931      6.491579        211,236
       Equity Income Portfolio .......................................................      272,847.196      0.919468        250,874
       Fund Portfolio ................................................................      102,773.837      0.769140         79,047
       Global High Yield Portfolio ...................................................          113.178      6.741879            763
       High Yield Portfolio ..........................................................        9,112.059      7.476373         68,125
       International Value Portfolio .................................................        8,134.439      6.417761         52,205
       Mid Cap Value Portfolio .......................................................        1,373.481      8.312256         11,417
     Royce Capital Fund:
       Micro-Cap Portfolio ...........................................................      219,005.887      1.277149        279,703
       Small-Cap Portfolio ...........................................................      218,295.503      1.484145        323,982
     Rydex Variable Trust:
       CLS AdvisorOne Amerigo Fund ...................................................        4,268.851      7.973754         34,039
       Absolute Return Strategies Fund ...............................................           70.818      8.551755            606
       Banking Fund ..................................................................       10,333.598      5.175170         53,478
       Basic Materials Fund ..........................................................       16,696.551     11.088029        185,132
       Biotechnology Fund ............................................................        7,866.470      8.781337         69,078
       Commodities Strategy Fund .....................................................        7,953.158      5.132403         40,819
       Consumer Products Fund ........................................................        2,003.046      9.974428         19,979
       Dow 2X Strategy Fund ..........................................................       17,704.995      5.523263         97,789
       Energy Fund ...................................................................       32,857.940     12.989185        426,798
       Energy Services Fund ..........................................................       43,653.057     11.137730        486,196
       Essential Portfolio Conservative Fund .........................................           28.101      9.416384            265
       Europe 1.25X Strategy Fund ....................................................        4,475.929      8.151964         36,488
       Financial Services Fund .......................................................        5,591.749      5.624821         31,453
       Government Long Bond 1.2X Strategy Fund .......................................      234,524.770      1.658598        388,982
       Health Care Fund ..............................................................        4,525.858      8.978232         40,634
       Inverse Dow 2X Strategy Fund ..................................................       27,474.013      9.757079        268,066
       Inverse Government Long Bond Strategy Fund ....................................       13,333.027      0.572056          7,627
       Inverse Mid-Cap Strategy Fund .................................................          829.979      9.791387          8,127
       Inverse NASDAQ-100(R) Strategy Fund ...........................................        1,224.058     10.906441         13,350
       Inverse Russell 2000(R) Strategy Fund .........................................        4,873.202      9.129328         44,489
       Inverse S&P 500 Strategy Fund .................................................      127,703.483      0.884989        113,016
       Japan 1.25X Strategy Fund .....................................................        1,984.740      7.483091         14,852
       Large-Cap Growth Fund .........................................................        1,085.211      6.836703          7,419
       Large-Cap Value Fund ..........................................................        4,679.436      6.401965         29,958
       Leisure Fund ..................................................................          621.985      6.459643          4,018
       Mid Cap 1.5X Strategy Fund ....................................................       22,706.448      1.018184         23,119
       Mid-Cap Growth Fund ...........................................................        2,732.928      8.474063         23,159
       Mid-Cap Value Fund ............................................................          180.009      7.410376          1,334
       NASDAQ-100(R) 2X Strategy Fund ................................................        6,897.449      4.167292         28,744
       NASDAQ-100(R) Fund ............................................................        7,603.013     10.088189         76,701
       Nova Fund .....................................................................        2,347.909      6.267055         14,714
       Precious Metals Fund ..........................................................       53,261.295     11.899235        633,769
       Real Estate Fund ..............................................................        3,451.514      8.516717         29,396
       Russell 2000(R) 1.5X Strategy Fund ............................................       60,112.295      1.075814         64,670

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                                              UNITS       UNIT VALUE        VALUE
------------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
     Rydex Variable Trust: (continued)
       Russell 2000(R) 2X Strategy Fund ..............................................       22,461.163   $ 3.007365    $     67,549
       S&P 500 2X Strategy Fund ......................................................       11,797.540      4.586867         54,114
       Sector Rotation Fund ..........................................................       71,735.033      1.215908         87,223
       Small-Cap Growth Fund .........................................................        3,047.358      8.329700         25,384
       Small-Cap Value Fund ..........................................................       11,403.807      6.151427         70,150
       Strengthening Dollar 2X Strategy Fund .........................................        1,450.054      8.450034         12,253
       Technology Fund ...............................................................          157.357      6.631193          1,043
       Telecommunications Fund .......................................................        6,615.800      7.530524         49,820
       Transportation Fund ...........................................................          539.205      9.613247          5,184
       U.S. Government Money Market Fund .............................................      265,183.015      1.052049        278,986
       Utilities Fund ................................................................        5,837.207     11.806417         68,916
       Weakening Dollar 2X Strategy Fund .............................................          267.674     11.349349          3,038
     Seligman Portfolios, Inc.:
       Communications and Information Portfolio ......................................      137,724.535      0.527296         72,622
       Global Technology Portfolio ...................................................       91,163.805      0.407678         37,165
     Third Avenue Variable Series Trust:
       Value Portfolio ...............................................................      533,121.668      1.118683        596,394
     Van Eck Worldwide Insurance Trust:
       Absolute Return Fund ..........................................................        4,158.141      0.929295          3,864
       Bond Fund .....................................................................       78,068.647      1.740007        135,840
       Emerging Markets Fund .........................................................      276,769.926      0.916017        253,526
       Hard Assets Fund ..............................................................      273,276.053      2.370432        647,782
       Real Estate Fund ..............................................................       91,118.291      1.187556        108,208
     Wells Fargo Advantage VT Funds:
       Discovery Fund ................................................................       36,367.880      8.623397        313,615
       Opportunity Fund ..............................................................      329,359.098      1.592005        524,341
------------------------------------------------------------------------------------------------------------------------------------
         Net assets attributable to contract owners' deferred annuity
           reserves .................................................................................................   $101,636,526
====================================================================================================================================
Net assets attributable to:
   Contract owners' annuity payment reserves:
     AIM Variable Insurance Funds:
       High Yield Fund ...............................................................                                        43,539
     The Alger American Fund:
       Capital Appreciation Portfolio ................................................                                        19,027
     The Dreyfus Socially Responsible Growth Fund, Inc ...............................                                        18,444
     Dreyfus Stock Index Fund ........................................................                                       127,365
     Federated Insurance Series:
       Capital Income Fund II ........................................................                                         3,728
       High Income Bond Fund II ......................................................                                         3,841
     Janus Aspen Series:
       Large Cap Growth Portfolio ....................................................                                        42,055
       Mid Cap Growth Portfolio ......................................................                                         5,710
       Worldwide Growth Portfolio ....................................................                                        46,359
     Lazard Retirement Series, Inc:
       Emerging Markets Portfolio ....................................................                                           649
     Legg Mason Partners Variable Equity Trust:
       Large Cap Growth Portfolio ....................................................                                           612
     Legg Mason Partners Variable Income Trust:
       Strategic Bond Portfolio ......................................................                                           718
     Neuberger Berman Advisers Management Trust:
       Partners Portfolio ............................................................                                        27,530
     Northern Lights Variable Trust:
       JNF Balanced Portfolio ........................................................                                       142,847
       JNF Equity Portfolio - Qualified ..............................................                                       942,071
       JNF Money Market Portfolio ....................................................                                        30,021
     Royce Capital Fund:
       Small-Cap Portfolio ...........................................................                                        25,143
     Rydex Variable Trust:
       Energy Services Fund ..........................................................                                        17,556
     Seligman Portfolios, Inc.:
       Global Technology Portfolio ...................................................                                           638
====================================================================================================================================
         Net assets attributable to contract owners' annuity payment reserves .......................................   $  1,497,853
====================================================================================================================================
Net assets attributable to contract owners' death benefit reserves:
     Northern Lights Variable Trust:
       JNF Money Market Portfolio ...................................................................................        $13,908
====================================================================================================================================
         Net assets attributable to contract owners' death benefit
           reserves .................................................................................................        $13,908
====================================================================================================================================
           Net assets attributable to contract owners' reserves .....................................................   $103,148,287
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008

===================================================================================================================================
                                                                                     AIM VARIABLE INSURANCE FUNDS
                                                                    ---------------------------------------------------------------
                                                                                                            GLOBAL       GLOBAL
                                                                       BASIC        CORE      FINANCIAL     HEALTH        REAL
                                                                       VALUE       EQUITY      SERVICES      CARE        ESTATE
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .........  $      596   $    1,191   $     101   $       --   $    46,644
Expenses:
   Mortality and expense risk fees ...............................       1,114          636          53          718         9,084
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ............................        (518)         555          48         (718)       37,560
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares ...........................................      (8,100)      (6,418)     (4,330)       3,640      (224,995)
   Net realized short-term capital gain distributions from
      investments in portfolio shares ............................       2,275           --          11        3,582         9,244
   Net realized long-term capital gain distributions from
      investments in portfolio shares ............................      20,922           --         277       12,401        62,845
-----------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio
        shares ...................................................      15,097       (6,418)     (4,042)      19,623      (152,906)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...............................     (94,640)     (19,366)     (1,173)     (43,735)     (345,655)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ......  $  (80,061)  $  (25,229)  $  (5,167)  $  (24,830)  $  (461,001)
===================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2008

===================================================================================================================================
                                                                                     AIM VARIABLE INSURANCE FUNDS
                                                                    ---------------------------------------------------------------
                                                                                                            GLOBAL        GLOBAL
                                                                       BASIC        CORE      FINANCIAL     HEALTH         REAL
                                                                       VALUE       EQUITY      SERVICES      CARE         ESTATE
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...............................  $     (518)  $      555   $      48  $      (718)  $    37,560
   Net realized gain (loss) on investments in portfolio shares ...      15,097       (6,418)     (4,042)      19,623      (152,906)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ............................     (94,640)     (19,366)     (1,173)     (43,735)     (345,655)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ......     (80,061)     (25,229)     (5,167)     (24,830)     (461,001)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ...........      31,205        6,503          --       16,239       136,363
   Contract redemptions ..........................................          --          (15)         --         (605)     (126,617)
   Net transfers (including mortality transfers) .................     (13,636)     (15,394)      2,020       (3,077)     (351,473)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions ....................................      17,569       (8,906)      2,020       12,557      (341,727)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ......................     (62,492)     (34,135)     (3,147)     (12,273)     (802,728)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................................     134,914       76,422       5,258       74,047     1,343,604
-----------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ..................................  $   72,422  $    42,287   $   2,111   $   61,774   $   540,876
===================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==================================================================================================================================
                                                                                                   ALLIANCEBERNSTEIN    AMERICAN
                                                                                                        VARIABLE         CENTURY
             AIM VARIABLE                                                                               PRODUCTS        VARIABLE
    INSURANCE FUNDS (CONTINUED)                     THE ALGER AMERICAN FUND                              SERIES        PORTFOLIOS
----------------------------------   -----------------------------------------------------------   -----------------   -----------
              MID CAP
    HIGH       CORE                       CAPITAL          LARGECAP      MIDCAP       SMALLCAP        GROWTH AND
   YIELD      EQUITY    TECHNOLOGY   APPRECIATION (a)*   GROWTH (b)*     GROWTH     GROWTH (c)*         INCOME          BALANCED
----------------------------------------------------------------------------------------------------------------------------------
$    8,537   $     849  $       --   $              --   $     2,712   $    1,472   $         --      $      324       $      748

       874         499         244              21,450        12,119        8,715         17,642             146              376
----------------------------------------------------------------------------------------------------------------------------------
     7,663         350        (244)            (21,450)       (9,407)      (7,243)       (17,642)            178              372
----------------------------------------------------------------------------------------------------------------------------------

    (6,972)     (1,596)        (52)             (7,672)       49,501     (118,920)       165,699            (105)          (7,802)

        --         835          --                  --            --      269,558             --             375              275

        --       6,678          --                  --            --       36,128         24,678           2,374            1,891
----------------------------------------------------------------------------------------------------------------------------------
    (6,972)      5,917         (52)             (7,672)       49,501      186,766        190,377           2,644           (5,636)
----------------------------------------------------------------------------------------------------------------------------------

   (26,800)    (23,632)    (15,240)         (1,214,866)     (742,054)    (870,626)    (1,231,796)        (10,237)          (4,752)
----------------------------------------------------------------------------------------------------------------------------------
$  (26,109)  $ (17,365) $  (15,536)  $      (1,243,988)  $  (701,960)  $ (691,103)  $ (1,059,061)     $   (7,415)       $ (10,016)
==================================================================================================================================

==================================================================================================================================
                                                                                                   ALLIANCEBERNSTEIN    AMERICAN
                                                                                                        VARIABLE         CENTURY
             AIM VARIABLE                                                                               PRODUCTS        VARIABLE
    INSURANCE FUNDS (CONTINUED)                     THE ALGER AMERICAN FUND                              SERIES        PORTFOLIOS
----------------------------------   -----------------------------------------------------------   -----------------   -----------
             MID CAP
    HIGH      CORE                        CAPITAL          LARGECAP      MIDCAP       SMALLCAP        GROWTH AND
   YIELD     EQUITY     TECHNOLOGY   APPRECIATION (a)*   GROWTH (b)*     GROWTH     GROWTH (c)*         INCOME          BALANCED
----------------------------------------------------------------------------------------------------------------------------------
$    7,663   $     350  $     (244)  $         (21,450)  $    (9,407)  $   (7,243)  $    (17,642)     $      178       $      372
    (6,972)      5,917         (52)             (7,672)       49,501      186,766        190,377           2,644           (5,636)

   (26,800)    (23,632)    (15,240)         (1,214,866)     (742,054)    (870,626)    (1,231,796)        (10,237)          (4,752)
----------------------------------------------------------------------------------------------------------------------------------
   (26,109)    (17,365)    (15,536)         (1,243,988)     (701,960)    (691,103)    (1,059,061)         (7,415)         (10,016)
----------------------------------------------------------------------------------------------------------------------------------

     1,613       5,161       9,338              86,687        76,055       64,667        101,255           1,500           29,629
    (6,672)        (45)       (163)           (127,726)      (65,272)     (79,435)      (181,147)             --           (2,990)
    31,668      18,923       1,676            (219,196)      (58,596)    (118,063)      (197,795)          4,288           10,628
----------------------------------------------------------------------------------------------------------------------------------

    26,609      24,039      10,851            (260,235)      (47,813)    (132,831)      (277,687)          5,788           37,267
----------------------------------------------------------------------------------------------------------------------------------
       500       6,674      (4,685)         (1,504,223)     (749,773)    (823,934)    (1,336,748)         (1,627)          27,251
----------------------------------------------------------------------------------------------------------------------------------
    67,161      38,240      27,004           2,902,164     1,512,791    1,287,776      2,467,849          14,069           22,736
----------------------------------------------------------------------------------------------------------------------------------
$   67,661   $  44,914  $   22,319   $       1,397,941   $   763,018   $  463,842   $  1,131,101      $   12,442       $   49,987
==================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                  AMERICAN CENTURY VARIABLE PORTFOLIOS
                                                                    ----------------------------------------------------------------
                                                                                                               LARGE
                                                                    INCOME &    INFLATION                     COMPANY
                                                                     GROWTH     PROTECTION   INTERNATIONAL     VALUE        VALUE
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .........  $   1,954   $    2,522   $       9,034   $      --   $   18,873
Expenses:
   Mortality and expense risk fees ...............................        996          557          11,195          39        7,656
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ............................        958        1,965          (2,161)        (39)      11,217
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares ...........................................     (2,819)      (6,798)         26,345      (1,670)     (79,846)
   Net realized short-term capital gain distributions from
      investments in portfolio shares ............................         --           --              --          --       41,512
   Net realized long-term capital gain distributions from
      investments in portfolio shares ............................     11,696           --         106,123          --       58,686
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio
         shares ..................................................      8,877       (6,798)        132,468      (1,670)      20,352
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...............................    (51,503)      (2,647)       (771,913)     (1,073)    (272,425)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ......  $ (41,668)  $   (7,480)  $    (641,606)  $  (2,782)  $ (240,856)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                  AMERICAN CENTURY VARIABLE PORTFOLIOS
                                                                    ----------------------------------------------------------------
                                                                                                               LARGE
                                                                    INCOME &    INFLATION                     COMPANY
                                                                     GROWTH     PROTECTION   INTERNATIONAL     VALUE        VALUE
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...............................  $     958   $    1,965   $      (2,161)  $     (39)  $   11,217
   Net realized gain (loss) on investments in portfolio shares ...      8,877       (6,798)        132,468      (1,670)      20,352
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ............................    (51,503)      (2,647)       (771,913)     (1,073)    (272,425)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ......    (41,668)      (7,480)       (641,606)     (2,782)    (240,856)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ...........     12,936        1,467          56,058       2,277       81,810
   Contract redemptions ..........................................    (18,112)      (2,112)         (9,048)         --      (82,282)
   Net transfers (including mortality transfers) .................    (25,705)      78,247         129,292      11,463     (182,597)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions ....................................    (30,881)      77,602         176,302      13,740     (183,069)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ......................    (72,549)      70,122        (465,304)     10,958     (423,925)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................................    143,957        1,614       1,271,279          --    1,021,077
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ..................................  $  71,408   $   71,736   $     805,975   $  10,958   $  597,152
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================================================================
  AMERICAN
   CENTURY
  VARIABLE     DIREXION      DREYFUS
 PORTFOLIOS    INSURANCE    INVESTMENT                                DREYFUS VARIABLE
 (CONTINUED)     TRUST      PORTFOLIOS                                INVESTMENT FUND            FEDERATED INSURANCE SERIES
------------   ----------   ----------                                ----------------   ---------------------------------------
                                            SMALL
                                CAP       SOCIALLY        DREYFUS                                       HIGH
               DYNAMIC VP      STOCK     RESPONSIBLE       STOCK        INTERNATIONAL     CAPITAL      INCOME     INTERNATIONAL
    VISTA        HY BOND       INDEX       GROWTH          INDEX            VALUE        INCOME II     BOND II      EQUITY II
--------------------------------------------------------------------------------------------------------------------------------
$         --   $      464   $       76   $    16,466   $    186,813     $        5,294   $  10,405   $   37,531   $         855

       2,082           47           94        21,913         89,388              2,090       1,966        3,822           1,294
--------------------------------------------------------------------------------------------------------------------------------
      (2,082)         417          (18)       (5,447)        97,425              3,204       8,439       33,709            (439)
--------------------------------------------------------------------------------------------------------------------------------

     (75,555)          (3)      (1,089)      (82,624)      (141,590)           (42,190)      1,985      (26,861)         (3,806)

       1,205           --           37            --             --             15,416          --           --              --

       9,097           --        1,283            --             --             25,026          --           --              --
--------------------------------------------------------------------------------------------------------------------------------
     (65,253)          (3)         231       (82,624)      (141,590)            (1,748)      1,985      (26,861)         (3,806)
--------------------------------------------------------------------------------------------------------------------------------

     (59,255)      (1,009)      (3,716)     (811,418)    (4,001,347)          (102,471)    (54,964)    (114,124)        (62,940)
--------------------------------------------------------------------------------------------------------------------------------
$   (126,590)  $     (595)  $   (3,503)  $  (899,489)  $ (4,045,512)    $     (101,015)  $ (44,540)  $ (107,276)  $     (67,185)
================================================================================================================================

================================================================================================================================
  AMERICAN
   CENTURY
  VARIABLE     DIREXION      DREYFUS
 PORTFOLIOS    INSURANCE    INVESTMENT                                DREYFUS VARIABLE
 (CONTINUED)     TRUST      PORTFOLIOS                                INVESTMENT FUND            FEDERATED INSURANCE SERIES
------------   ----------   ----------                                ----------------   ---------------------------------------
                                            SMALL
                                CAP        SOCIALLY       DREYFUS                                       HIGH
               DYNAMIC VP      STOCK     RESPONSIBLE       STOCK        INTERNATIONAL     CAPITAL      INCOME     INTERNATIONAL
    VISTA        HY BOND       INDEX       GROWTH          INDEX            VALUE        INCOME II     BOND II      EQUITY II
--------------------------------------------------------------------------------------------------------------------------------
$     (2,082)  $      417   $      (18)  $    (5,447)  $     97,425     $        3,204   $   8,439   $   33,709   $        (439)
     (65,253)          (3)         231       (82,624)      (141,590)            (1,748)      1,985      (26,861)         (3,806)

     (59,255)      (1,009)      (3,716)     (811,418)    (4,001,347)          (102,471)    (54,964)    (114,124)        (62,940)
--------------------------------------------------------------------------------------------------------------------------------
    (126,590)        (595)      (3,503)     (899,489)    (4,045,512)          (101,015)    (44,540)    (107,276)        (67,185)
--------------------------------------------------------------------------------------------------------------------------------

       7,532          343          150       114,822        478,777             15,320       8,695       15,513           5,472
     (39,949)          --       (1,228)     (291,946)    (1,131,360)            (8,673)    (17,382)     (47,728)         (3,592)
    (263,073)      20,796       (2,061)      (67,075)      (256,374)           (62,869)     48,624      (20,990)        (68,736)
--------------------------------------------------------------------------------------------------------------------------------

    (295,490)      21,139       (3,139)     (244,199)      (908,957)           (56,222)     39,937      (53,205)        (66,856)
--------------------------------------------------------------------------------------------------------------------------------
    (422,080)      20,544       (6,642)   (1,143,688)    (4,954,469)          (157,237)     (4,603)    (160,481)       (134,041)
--------------------------------------------------------------------------------------------------------------------------------
     492,297           --       14,523     2,645,492     11,178,058            286,140     203,530      429,269         197,576
--------------------------------------------------------------------------------------------------------------------------------
$     70,217   $   20,544   $    7,881   $ 1,501,804   $  6,223,589     $      128,903   $ 198,927   $  268,788   $      63,535
================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

==================================================================================================================================
                                                                FEDERATED INSURANCE
                                                                 SERIES (CONTINUED)                  JANUS ASPEN SERIES
                                                            ----------------------------   ---------------------------------------
                                                                              MARKET                                  GLOBAL LIFE
                                                            KAUFMANN II   OPPORTUNITY II    BALANCED       FORTY        SCIENCES
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ............................................   $        --   $           17   $    4,605   $       636   $        --
Expenses:
   Mortality and expense risk fees ......................         2,358              140        1,753         3,807            37
----------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ...................        (2,358)            (123)       2,852        (3,171)          (37)
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ...............................        (2,291)          (8,096)      (7,571)       (3,503)         (250)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ..............         7,799               --           62            --            --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ..............        17,276               --       12,114            --            --
----------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in
         portfolio shares ...............................        22,784           (8,096)       4,605        (3,503)         (250)
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ...................      (146,887)           1,676      (43,100)     (276,804)         (524)
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .....................................   $  (126,461)  $       (6,543)  $  (35,643)  $  (283,478)  $      (811)
==================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

==================================================================================================================================
                                                                FEDERATED INSURANCE
                                                                 SERIES (CONTINUED)                  JANUS ASPEN SERIES
                                                            ----------------------------   ---------------------------------------
                                                                              MARKET                                  GLOBAL LIFE
                                                            KAUFMANN II   OPPORTUNITY II    BALANCED       FORTY        SCIENCES
----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ......................   $    (2,358)  $         (123)  $    2,852   $    (3,171)  $       (37)
   Net realized gain (loss) on investments in
      portfolio shares ..................................        22,784           (8,096)       4,605        (3,503)         (250)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ................      (146,887)           1,676      (43,100)     (276,804)         (524)
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .....................................      (126,461)          (6,543)     (35,643)     (283,478)         (811)
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ..        35,350            2,454       10,656        12,681           312
   Contract redemptions .................................          (560)              --         (141)       (1,471)           --
   Net transfers (including mortality transfers) ........       (14,083)          63,816     (135,933)      103,072          (280)
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ..................        20,707           66,270     (125,418)      114,282            32
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets .............      (105,754)          59,727     (161,061)     (169,196)         (779)
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .........................       288,415              848      309,066       473,327         2,140
----------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period .........................   $   182,661   $       60,575   $  148,005   $   304,131   $     1,361
==================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=================================================================================================================================
                                  JANUS ASPEN SERIES (CONTINUED)                                       LAZARD RETIREMENT SERIES
--------------------------------------------------------------------------------------------------   ----------------------------
                                                                           PERKINS
                                                              PERKINS       SMALL
GROWTH AND   INTERNATIONAL     LARGE CAP        MID CAP       MID CAP      COMPANY      WORLDWIDE      EMERGING    INTERNATIONAL
  INCOME         GROWTH         GROWTH          GROWTH      VALUE (o)*   VALUE (p)*      GROWTH        MARKETS         EQUITY
---------------------------------------------------------------------------------------------------------------------------------
$    7,318   $      28,536   $      33,433   $     13,638   $       75   $       --   $     91,870   $    34,673   $       1,391

     7,264          23,700          44,836         54,811           56           41         77,562        15,179           1,064
---------------------------------------------------------------------------------------------------------------------------------
        54           4,836         (11,403)       (41,173)          19          (41)        14,308        19,494             327
---------------------------------------------------------------------------------------------------------------------------------

     5,139          80,543        (149,284)      (282,626)         (88)      (2,064)      (519,973)      (76,907)         (1,826)

        --          36,969              --             --           68           --             --        43,081              --

        --         336,891              --        315,366          200          101             --        58,040             371
---------------------------------------------------------------------------------------------------------------------------------
     5,139         454,403        (149,284)        32,740          180       (1,963)      (519,973)       24,214          (1,455)
---------------------------------------------------------------------------------------------------------------------------------

  (376,594)     (1,860,656)     (1,976,093)    (2,848,009)      (2,997)         321     (3,869,004)     (963,173)        (48,596)
---------------------------------------------------------------------------------------------------------------------------------
$ (371,401)  $  (1,401,417)  $  (2,136,780)  $ (2,856,442)  $   (2,798)  $   (1,683)  $ (4,374,669)  $  (919,465)  $     (49,724)
=================================================================================================================================

=================================================================================================================================
                                  JANUS ASPEN SERIES (CONTINUED)                                       LAZARD RETIREMENT SERIES
--------------------------------------------------------------------------------------------------   ----------------------------
                                                                           PERKINS
                                                              PERKINS       SMALL
GROWTH AND   INTERNATIONAL     LARGE CAP        MID CAP       MID CAP      COMPANY      WORLDWIDE      EMERGING    INTERNATIONAL
  INCOME         GROWTH         GROWTH          GROWTH      VALUE (o)*   VALUE (p)*      GROWTH        MARKETS         EQUITY
---------------------------------------------------------------------------------------------------------------------------------
$       54   $       4,836   $     (11,403)  $    (41,173)  $       19   $      (41)  $     14,308   $    19,494   $         327

     5,139         454,403        (149,284)        32,740          180       (1,963)      (519,973)       24,214          (1,455)

  (376,594)     (1,860,656)     (1,976,093)    (2,848,009)      (2,997)         321     (3,869,004)     (963,173)        (48,596)
---------------------------------------------------------------------------------------------------------------------------------
  (371,401)     (1,401,417)     (2,136,780)    (2,856,442)      (2,798)      (1,683)    (4,374,669)     (919,465)        (49,724)
---------------------------------------------------------------------------------------------------------------------------------

    27,415         219,563         248,911        262,915          587          107        360,761       108,244             149
   (38,229)       (329,921)       (403,487)      (553,705)          --           --     (1,152,887)       (6,568)           (418)
     3,397        (902,431)        (33,527)       (85,994)      13,694       (6,784)      (144,650)       58,630          (4,674)
---------------------------------------------------------------------------------------------------------------------------------

    (7,417)     (1,012,789)       (188,103)      (376,784)      14,281       (6,677)      (936,776)      160,306          (4,943)
---------------------------------------------------------------------------------------------------------------------------------
  (378,818)     (2,414,206)     (2,324,883)    (3,233,226)      11,483       (8,360)    (5,311,445)     (759,159)        (54,667)
---------------------------------------------------------------------------------------------------------------------------------
   884,459       3,425,484       5,450,166      6,713,036        2,255       10,932     10,275,788     1,694,724         136,377
---------------------------------------------------------------------------------------------------------------------------------
$  505,641   $   1,011,278   $   3,125,283   $  3,479,810   $   13,738   $    2,572   $  4,964,343   $   935,565   $      81,710
=================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

===================================================================================================================================
                                                                        LAZARD                        LEGG MASON PARTNERS
                                                            RETIREMENT SERIES (CONTINUED)            VARIABLE EQUITY TRUST
                                                            -----------------------------   ---------------------------------------
                                                                  US                                       CAPITAL
                                                               SMALL CAP     US STRATEGIC   AGGRESSIVE       AND       FUNDAMENTAL
                                                              EQUITY (n)*       EQUITY        GROWTH        INCOME        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ............................................   $           --   $        598   $       --   $        27   $        46
Expenses:
   Mortality and expense risk fees ......................            2,264            726           94            26            27
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ...................           (2,264)          (128)         (94)            1            19
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ...................          (18,062)          (194)      (5,418)         (141)         (515)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ..............               --             --           --            39            --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ..............               --             --           --            14             3
-----------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in
         portfolio shares ...............................          (18,062)          (194)      (5,418)          (88)         (512)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ......................          (73,608)       (30,426)         (41)         (925)         (860)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .....................................   $      (93,934)  $    (30,748)  $   (5,553)  $    (1,012)  $    (1,353)
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

===================================================================================================================================
                                                                        LAZARD                        LEGG MASON PARTNERS
                                                            RETIREMENT SERIES (CONTINUED)            VARIABLE EQUITY TRUST
                                                            -----------------------------   ---------------------------------------
                                                                  US                                       CAPITAL
                                                               SMALL CAP     US STRATEGIC   AGGRESSIVE       AND       FUNDAMENTAL
                                                              EQUITY (n)*       EQUITY        GROWTH        INCOME        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ......................   $       (2,264)  $       (128)  $      (94)  $         1   $        19
   Net realized gain (loss) on investments in
      portfolio shares ..................................          (18,062)          (194)      (5,418)          (88)         (512)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ................          (73,608)       (30,426)         (41)         (925)         (860)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .....................................          (93,934)       (30,748)      (5,553)       (1,012)       (1,353)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ..           30,845          3,896        5,352            83            --
   Contract redemptions .................................           (3,108)           (20)      (1,670)         (132)         (249)
   Net transfers (including mortality transfers) ........           10,424          1,125        3,021         4,408        (2,225)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ..................           38,161          5,001        6,703         4,359        (2,474)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets .............          (55,773)       (25,747)       1,150         3,347        (3,827)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .........................          254,640         82,857        5,124         3,329         5,750
-----------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period .........................   $      198,867   $     57,110   $    6,274   $     6,676   $     1,923
===================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

============================================================================================================================
    LEGG
    MASON
  PARTNERS
EQUITY TRUST       LEGG MASON PARTNERS              LORD ABBETT                           NEUBERGER BERMAN
 (CONTINUED)      VARIABLE INCOME TRUST             SERIES FUND                       ADVISERS MANAGEMENT TRUST
------------   ---------------------------   -------------------------   ---------------------------------------------------
                                                                           HIGH
  LARGE CAP                      STRATEGIC    AMERICA'S     GROWTH AND    INCOME       MID-CAP
   GROWTH      GOVERNMENT (d)*      BOND        VALUE         INCOME     BOND (e)*     GROWTH       PARTNERS      REGENCY
----------------------------------------------------------------------------------------------------------------------------
$          9   $            --   $   2,058   $     4,069   $    12,029   $      --   $       --   $     2,153   $     1,209

          38                --         310         1,433         8,481          43          649         4,333           988
----------------------------------------------------------------------------------------------------------------------------
         (29)               --       1,748         2,636         3,548         (43)        (649)       (2,180)          221
----------------------------------------------------------------------------------------------------------------------------

        (497)               (4)     (1,965)      (36,069)      (32,543)       (634)      (1,197)      (11,788)       (6,997)

          --                --          --           128            --          --           --           566            --

          --                --          --         2,314         2,816          --           --        67,382           223
----------------------------------------------------------------------------------------------------------------------------
        (497)               (4)     (1,965)      (33,627)      (29,727)       (634)      (1,197)       56,160        (6,774)
----------------------------------------------------------------------------------------------------------------------------

        (896)                3      (6,012)      (14,369)     (352,606)         16      (36,258)     (327,904)      (51,919)
----------------------------------------------------------------------------------------------------------------------------
$     (1,422)  $            (1)  $  (6,229)  $   (45,360)  $  (378,785)  $    (661)  $  (38,104)  $  (273,924)  $   (58,472)
============================================================================================================================

============================================================================================================================
    LEGG
    MASON
  PARTNERS
EQUITY TRUST       LEGG MASON PARTNERS              LORD ABBETT                           NEUBERGER BERMAN
 (CONTINUED)      VARIABLE INCOME TRUST             SERIES FUND                       ADVISERS MANAGEMENT TRUST
------------   ---------------------------   -------------------------   ---------------------------------------------------
                                                                           HIGH
  LARGE CAP                      STRATEGIC    AMERICA'S     GROWTH AND    INCOME       MID-CAP
   GROWTH      GOVERNMENT (d)*      BOND        VALUE         INCOME     BOND (e)*     GROWTH       PARTNERS      REGENCY
----------------------------------------------------------------------------------------------------------------------------
$        (29)  $            --   $   1,748   $     2,636   $     3,548   $     (43)  $     (649)  $    (2,180)  $       221
        (497)               (4)     (1,965)      (33,627)      (29,727)       (634)      (1,197)       56,160        (6,774)

        (896)                3      (6,012)      (14,369)     (352,606)         16      (36,258)     (327,904)      (51,919)
----------------------------------------------------------------------------------------------------------------------------
      (1,422)               (1)     (6,229)      (45,360)     (378,785)       (661)     (38,104)     (273,924)      (58,472)
----------------------------------------------------------------------------------------------------------------------------

         656                --       9,852        13,510        84,220         100       12,379        12,743         7,088
         (48)               --      (5,561)      (25,999)      (47,275)         --         (494)      (41,644)         (712)
        (553)              (76)     (1,001)     (183,106)      (80,472)        378      (34,839)      (24,056)       24,754
----------------------------------------------------------------------------------------------------------------------------

          55               (76)      3,290      (195,595)      (43,527)        478      (22,954)      (52,957)       31,130
----------------------------------------------------------------------------------------------------------------------------
      (1,367)              (77)     (2,939)     (240,955)     (422,312)       (183)     (61,058)     (326,881)      (27,342)
----------------------------------------------------------------------------------------------------------------------------
       3,606                77      30,663       324,294     1,012,508         183      105,495       555,587       125,248
----------------------------------------------------------------------------------------------------------------------------
       2,239   $            --   $  27,724   $    83,339   $   590,196   $      --   $   44,437   $   228,706   $    97,906
============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                           NEUBERGER BERMAN                   NORTHERN LIGHTS
                                                                 ADVISERS MANAGEMENT TRUST (CONTINUED)        VARIABLE TRUST
                                                                 -------------------------------------  ----------------------------
                                                                   SHORT
                                                                  DURATION     SMALL-CAP     SOCIALLY       JNF            JNF
                                                                 BOND (f)*    GROWTH (g)*   RESPONSIVE    BALANCED        EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ......  $   4,112    $        --   $      111  $    183,322  $     113,417
Expenses:
   Mortality and expense risk fees ............................      1,295             83           48        89,174        469,612
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .........................      2,817           (83)           63        94,148       (356,195)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares ........................................    (29,740)          (558)         260      (249,656)   (19,087,842)
   Net realized short-term capital gain distributions from
      investments in portfolio shares .........................         --             --           38            --             --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .........................         --            290          342            --             --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in
         portfolio shares .....................................    (29,740)          (268)         640      (249,656)   (19,087,842)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ............................     (4,558)        (4,283)      (2,860)   (2,230,638)   (18,555,663)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ...  $ (31,481)   $    (4,634)  $   (2,157) $ (2,386,146) $ (37,999,700)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                              NEUBERGER BERMAN                NORTHERN LIGHTS
                                                                 ADVISERS MANAGEMENT TRUST (CONTINUED)        VARIABLE TRUST
                                                                 -------------------------------------  ----------------------------
                                                                   SHORT
                                                                 DURATION      SMALL-CAP     SOCIALLY       JNF             JNF
                                                                 BOND (f)*    GROWTH (g)*   RESPONSIVE    BALANCED         EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............................  $   2,817    $       (83)  $       63  $     94,148  $    (356,195)
   Net realized gain (loss) on investments in portfolio
      shares ..................................................    (29,740)          (268)         640      (249,656)   (19,087,842)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .........................     (4,558)        (4,283)      (2,860)   (2,230,638)   (18,555,663)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ....    (31,481)        (4,634)      (2,157)   (2,386,146)   (37,999,700)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ........      6,619             --        1,052       338,708      1,411,426
   Contract redemptions .......................................       (571)            --          (15)     (928,473)    (7,887,106)
   Net transfers (including mortality transfers) ..............    (69,005)        (6,218)         862      (674,909)    (5,652,060)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract
        owners' transactions ..................................    (62,957)        (6,218)       1,899    (1,264,674)   (12,127,740)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets ....................    (94,438)       (10,852)        (258)   (3,650,820)   (50,127,440)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................    146,273         16,618        3,980    10,754,899     97,580,323
------------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period ................................  $  51,835    $     5,766   $    3,722  $  7,104,079  $  47,452,883
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=======================================================================================================
  NORTHERN LIGHTS
   VARIABLE TRUST
    (CONTINUED)                                 PIMCO VARIABLE INSURANCE TRUST
----------------------  -------------------------------------------------------------------------------
   JNL                                                    FOREIGN
 LOOMIS       JNF                  COMMODITY-  EMERGING     BOND                             LONG TERM
 SAYLES      MONEY         ALL    REALRETURN   MARKETS   US DOLLAR-  GLOBAL BOND   HIGH         US
BOND (h)*  MARKET (i)*    ASSET    STRATEGY      BOND      HEDGED     UNHEDGED     YIELD    GOVERNMENT
-------------------------------------------------------------------------------------------------------
$      72  $   146,798  $  7,817  $     7,960  $    566  $      278  $     1,985  $    400  $    3,809

       14       58,841       590        2,052        86          78          618        46       1,015
-------------------------------------------------------------------------------------------------------
       58       87,957     7,227        5,908       480         200        1,367       354       2,794
-------------------------------------------------------------------------------------------------------

   (1,816)          --    (3,164)     (77,506)   (2,447)     (2,004)      (4,821)   (1,714)     (3,570)

       --           --       108          738       190          --           --        --       1,167

       --           --       480           --       184          --           --        17       1,019
-------------------------------------------------------------------------------------------------------
   (1,816)          --    (2,576)     (76,768)   (2,073)     (2,004)      (4,821)   (1,697)     (1,384)
-------------------------------------------------------------------------------------------------------

       --           --    (7,393)     (37,110)      248          28       (6,029)      903      19,090
-------------------------------------------------------------------------------------------------------
$  (1,758) $    87,957  $ (2,742) $  (107,970) $ (1,345) $   (1,776) $    (9,483) $   (440) $   20,500
=======================================================================================================

=======================================================================================================
  NORTHERN LIGHTS
   VARIABLE TRUST
    (CONTINUED)                                 PIMCO VARIABLE INSURANCE TRUST
----------------------  -------------------------------------------------------------------------------
   JNL                                                    FOREIGN
 LOOMIS       JNF                  COMMODITY-  EMERGING     BOND                             LONG TERM
 SAYLES      MONEY         ALL    REALRETURN   MARKETS   US DOLLAR-  GLOBAL BOND   HIGH         US
BOND (h)*  MARKET (i)*    ASSET    STRATEGY      BOND      HEDGED     UNHEDGED     YIELD    GOVERNMENT
-------------------------------------------------------------------------------------------------------
$      58  $    87,957  $  7,227  $     5,908  $    480  $      200  $     1,367  $    354  $    2,794
   (1,816)          --    (2,576)     (76,768)   (2,073)     (2,004)      (4,821)   (1,697)     (1,384)

       --           --    (7,393)     (37,110)       248         28       (6,029)      903      19,090
-------------------------------------------------------------------------------------------------------
   (1,758)      87,957    (2,742)    (107,970)   (1,345)     (1,776)      (9,483)     (440)     20,500
-------------------------------------------------------------------------------------------------------

       --      255,859        --        2,114        --         318        5,527        64      19,792
       --   (1,989,352)       --       (4,635)       --          --         (423)     (295)       (356)
    1,758    9,836,951   166,368      153,549        37       2,397       67,245    24,033     204,974
-------------------------------------------------------------------------------------------------------

    1,758    8,103,458   166,368      151,028        37       2,715       72,349    23,802     224,410
-------------------------------------------------------------------------------------------------------
       --    8,191,415   163,626       43,058    (1,308)        939       62,866    23,362     244,910
-------------------------------------------------------------------------------------------------------
       --           --        --        2,344     8,477          27          481     3,752      51,665
-------------------------------------------------------------------------------------------------------
$      --  $ 8,191,415  $163,626  $    45,402  $  7,169  $      966  $    63,347  $ 27,114  $  296,575
=======================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                       PIMCO VARIABLE INSURANCE TRUST
                                                                      --------------------------------------------------------------
                                                                                              REALESTATE-
                                                                         LOW        MONEY     REALRETURN       REAL        SHORT-
                                                                       DURATION  MARKET (j)*   STRATEGY       RETURN        TERM
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...........  $     179  $    97,032  $       --   $     12,511  $    3,233
Expenses:
   Mortality and expense risk fees .................................         38       30,802         292          3,580         874
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ..............................        141       66,230        (292)         8,931       2,359
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares .............................................     (1,962)          --     (21,763)         4,335      (2,006)
   Net realized short-term capital gain distributions from
         investments in portfolio shares ...........................         17           --          --            602          --
   Net realized long-term capital gain distributions
      from investments in portfolio shares .........................         30           --          --             --          --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio shares ..     (1,915)          --     (21,763)         4,937      (2,006)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .................................        (55)          --       2,598        (53,933)       (464)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ........  $  (1,829)  $   66,230  $  (19,457)  $    (40,065) $     (111)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

===================================================================================================================================
                                                                                   PIMCO VARIABLE INSURANCE TRUST
                                                                  -----------------------------------------------------------------
                                                                                          REALESTATE-
                                                                     LOW        MONEY     REALRETURN       REAL          SHORT-
                                                                   DURATION  MARKET (j)*   STRATEGY       RETURN          TERM
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .............................  $     141  $    66,230  $      (292) $      8,931  $       2,359
   Net realized gain (loss) on investments in
      portfolio shares .........................................     (1,915)          --      (21,763)        4,937         (2,006)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ..........................        (55)          --        2,598       (53,933)          (464)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ............................................     (1,829)      66,230      (19,457)      (40,065)          (111)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .........          2       66,264           --        15,382         10,035
   Contract redemptions ........................................         --     (601,405)      (1,305)       (5,759)        (3,690)
   Net transfers (including mortality transfers) ...............      4,679   (8,902,323)     (53,276)      165,704       (104,295)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions ..................................      4,681   (9,437,464)     (54,581)      175,327        (97,950)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ....................      2,852   (9,371,234)     (74,038)      135,262        (98,061)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ................................         --    9,371,234       92,112       222,968        130,794
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ................................  $   2,852  $        --  $    18,074  $    358,230  $      32,733
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================
           PIMCO
    VARIABLE INSURANCE
     TRUST (CONTINUED)                                         PIONEER VARIABLE CONTRACTS TRUST
--------------------------   ---------------------------------------------------------------------------------------
                                                                                GLOBAL
STOCKSPLUS(R)      TOTAL      CULLEN      EMERGING      EQUITY                   HIGH       HIGH      INTERNATIONAL
TOTAL RETURN      RETURN       VALUE      MARKETS       INCOME        FUND       YIELD      YIELD         VALUE
--------------------------------------------------------------------------------------------------------------------
$          78   $   16,976   $     --   $       380   $    8,282   $      349   $   253   $   6,994   $         161

            9        3,801         --         4,160        3,178          205        28         843             242
--------------------------------------------------------------------------------------------------------------------
           69       13,175         --        (3,780)       5,104          144       225       6,151            (81)
--------------------------------------------------------------------------------------------------------------------

           (5)       6,582         --      (136,474)         (44)      (7,082)     (892)       (183)           (444)

           72        4,474         --         2,822          528           --        --          --              --

          109        3,059         --        64,594       18,749          733        --         868             457
--------------------------------------------------------------------------------------------------------------------
          176       14,115         --       (69,058)      19,233       (6,349)     (892)        685              13
--------------------------------------------------------------------------------------------------------------------

         (752)     (17,344)        (5)     (231,274)    (137,800)      (5,416)     (178)    (43,459)        (15,277)
--------------------------------------------------------------------------------------------------------------------
$        (507)  $    9,946   $     (5)  $  (304,112)  $ (113,463)  $  (11,621)  $  (845)  $ (36,623)  $     (15,345)
====================================================================================================================

====================================================================================================================
           PIMCO
    VARIABLE INSURANCE
     TRUST (CONTINUED)                                         PIONEER VARIABLE CONTRACTS TRUST
--------------------------   ---------------------------------------------------------------------------------------
                                                                                GLOBAL
STOCKSPLUS(R)      TOTAL      CULLEN      EMERGING      EQUITY                   HIGH       HIGH      INTERNATIONAL
TOTAL RETURN      RETURN       VALUE      MARKETS       INCOME        FUND       YIELD      YIELD         VALUE
--------------------------------------------------------------------------------------------------------------------
$          69   $   13,175   $     --   $    (3,780)  $    5,104   $      144   $   225   $   6,151   $         (81)
          176       14,115         --       (69,058)      19,233       (6,349)     (892)        685              13

         (752)     (17,344)        (5)     (231,274)    (137,800)      (5,416)     (178)    (43,459)        (15,277)
--------------------------------------------------------------------------------------------------------------------
         (507)       9,946         (5)     (304,112)    (113,463)     (11,621)     (845)    (36,623)        (15,345)
--------------------------------------------------------------------------------------------------------------------

        2,397       57,776         --        46,936       13,647        1,934        --       3,523             150
           --      (17,543)        --       (36,614)        (908)      (3,719)       --          --              --
        4,613        7,263         41      (274,342)      (2,080)      73,850     1,608      10,349          45,650
--------------------------------------------------------------------------------------------------------------------

        7,010       47,496         41      (264,020)      10,659       72,065     1,608      13,872          45,800
--------------------------------------------------------------------------------------------------------------------
        6,503       57,442         36      (568,132)    (102,804)      60,444       763     (22,751)         30,455
--------------------------------------------------------------------------------------------------------------------
          214      326,142         10       779,368      353,678       18,603        --      90,876          21,750
--------------------------------------------------------------------------------------------------------------------
$       6,717   $  383,584   $     46   $   211,236   $  250,874   $   79,047   $   763   $  68,125   $      52,205
====================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                      PIONEER
                                                                      VARIABLE
                                                                      CONTRACT
                                                                       TRUST               ROYCE
                                                                    (CONTINUED)         CAPITAL FUND          RYDEX VARIABLE TRUST
                                                                    -----------   -----------------------   ------------------------
                                                                                                                CLS          CLS
                                                                      MID CAP                               ADVISORONE   ADVISORONE
                                                                       VALUE       MICRO-CAP    SMALL-CAP     AMERIGO     CLERMONT
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ........   $       114   $   11,173   $    2,830   $      155   $      139
Expenses:
   Mortality and expense risk fees ..............................           125        5,169        4,583           91           13
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ...........................           (11)       6,004       (1,753)          64          126
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares ..........................................           (30)     (61,781)       9,233         (458)      (1,206)
   Net realized short-term capital gain distributions from
      investments in portfolio shares ...........................            10        5,999       14,842          339           --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ............................         1,023       40,821       21,539          430          194
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio
         shares .................................................         1,003      (14,961)      45,614          311       (1,012)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..............................        (6,123)    (254,759)    (184,425)      (4,338)          --
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .....   $    (5,131)  $ (263,716)  $ (140,564)  $   (3,963)  $     (886)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                      PIONEER
                                                                      VARIABLE
                                                                      CONTRACT
                                                                       TRUST               ROYCE
                                                                    (CONTINUED)         CAPITAL FUND          RYDEX VARIABLE TRUST
                                                                    -----------   -----------------------   ------------------------
                                                                                                                CLS          CLS
                                                                      MID CAP                               ADVISORONE   ADVISORONE
                                                                       VALUE       MICRO-CAP    SMALL-CAP     AMERIGO     CLERMONT
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..............................   $       (11)  $    6,004   $   (1,753)  $       64   $      126
   Net realized gain (loss) on investments in portfolio
      shares ....................................................         1,003      (14,961)      45,614          311       (1,012)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ...........................        (6,123)    (254,759)    (184,425)      (4,338)          --
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .....        (5,131)    (263,716)    (140,564)      (3,963)        (886)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ..........         3,599       53,103       32,304        2,126           --
   Contract redemptions .........................................            --      (48,116)      (9,815)          --           --
   Net transfers (including mortality transfers) ................         1,237     (164,439)     (27,894)      33,815          886
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions ...................................         4,836     (159,452)      (5,405)      35,941          886
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets .....................          (295)    (423,168)    (145,969)      31,978           --
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................................        11,712      702,871      495,094        2,061           --
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period .................................   $    11,417   $  279,703   $  349,125   $   34,039   $       --
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

======================================================================================================================
                                           RYDEX VARIABLE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
 ABSOLUTE
  RETURN                    BASIC                     COMMODITIES    CONSUMER     DOW 2X
STRATEGIES    BANKING     MATERIALS   BIOTECHNOLOGY     STRATEGY     PRODUCTS    STRATEGY    ELECTRONICS     ENERGY
----------------------------------------------------------------------------------------------------------------------
$        4   $      62   $    2,168   $          --   $     9,624   $      36   $    1,386   $        --   $       --

         7         806        4,712             657         2,443         214          507            91        8,977
----------------------------------------------------------------------------------------------------------------------
        (3)       (744)      (2,544)           (657)        7,181        (178)         879           (91)      (8,977)
----------------------------------------------------------------------------------------------------------------------

        (2)    (47,440)    (140,439)        (13,137)     (237,613)     (2,206)     (58,487)      (18,125)    (144,800)

        --          --       16,218              --            --         108           --            --       14,840

        --          --        5,655              --            --         392           --            --        5,422
----------------------------------------------------------------------------------------------------------------------
        (2)    (47,440)    (118,566)        (13,137)     (237,613)     (1,706)     (58,487)      (18,125)    (124,538)
----------------------------------------------------------------------------------------------------------------------

      (142)     (8,778)     (99,462)        (13,848)      (45,606)     (3,635)       7,912         8,109     (350,421)
----------------------------------------------------------------------------------------------------------------------
$     (147)  $ (56,962)  $ (220,572)  $     (27,642)  $  (276,038)  $  (5,519)  $  (49,696)  $   (10,107)  $ (483,936)
======================================================================================================================

======================================================================================================================
                                           RYDEX VARIABLE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
 ABSOLUTE
  RETURN                    BASIC                     COMMODITIES    CONSUMER     DOW 2X
STRATEGIES    BANKING     MATERIALS   BIOTECHNOLOGY     STRATEGY     PRODUCTS    STRATEGY    ELECTRONICS     ENERGY
----------------------------------------------------------------------------------------------------------------------
$       (3)  $    (744)  $   (2,544)  $        (657)  $     7,181   $    (178)  $      879   $       (91)  $   (8,977)
        (2)    (47,440)    (118,566)        (13,137)     (237,613)     (1,706)     (58,487)      (18,125)    (124,538)

      (142)     (8,778)     (99,462)        (13,848)      (45,606)     (3,635)       7,912         8,109     (350,421)
----------------------------------------------------------------------------------------------------------------------
      (147)    (56,962)    (220,572)        (27,642)     (276,038)     (5,519)     (49,696)      (10,107)    (483,936)
----------------------------------------------------------------------------------------------------------------------

        --       1,478       16,447           1,192         5,612       6,607           (1)           --       53,651
        --      (3,290)    (120,459)         (1,295)       (3,947)       (840)        (616)         (923)    (174,256)
        --      84,804       32,263          71,376       302,278      (6,691)     101,855       (46,258)     176,490
----------------------------------------------------------------------------------------------------------------------

        --      82,992      (71,749)         71,273       303,943        (924)     101,238       (47,181)      55,885
----------------------------------------------------------------------------------------------------------------------
      (147)     26,030     (292,321)         43,631        27,905      (6,443)      51,542       (57,288)    (428,051)
----------------------------------------------------------------------------------------------------------------------
       753      27,448      477,453          25,447        12,914      26,422       46,247        57,288      854,849
----------------------------------------------------------------------------------------------------------------------
$      606   $  53,478   $  185,132   $      69,078   $    40,819   $  19,979   $   97,789   $        --   $  426,798
======================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                 RYDEX VARIABLE TRUST (CONTINUED)
                                                               ---------------------------------------------------------------------
                                                                                                                         GOVERNMENT
                                                                               ESSENTIAL                                    LONG
                                                                  ENERGY       PORTFOLIO    EUROPE 1.25X    FINANCIAL     BOND 1.2X
                                                                 SERVICES    CONSERVATIVE     STRATEGY       SERVICES     STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...   $        --   $         11   $        515   $        --   $    3,191
Expenses:
   Mortality and expense risk fees .........................        13,700              1            648           183        1,308
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ......................       (13,700)            10           (133)         (183)       1,883
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares .....................................      (251,985)            --        (20,530)       (8,724)      15,640
   Net realized short-term capital gain distributions from
      investments in portfolio shares ......................        53,932              2            807            --           --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ......................        17,493              1            849            --           --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio
         shares ............................................      (180,560)             3        (18,874)       (8,724)      15,640
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .........................      (669,252)             2        (26,132)       (1,151)      40,197
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ........................................   $  (863,512)  $         15   $    (45,139)  $   (10,058)  $   57,720
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                 RYDEX VARIABLE TRUST (CONTINUED)
                                                               ---------------------------------------------------------------------
                                                                                                                         GOVERNMENT
                                                                               ESSENTIAL                                    LONG
                                                                  ENERGY       PORTFOLIO    EUROPE 1.25X    FINANCIAL     BOND 1.2X
                                                                 SERVICES    CONSERVATIVE     STRATEGY       SERVICES     STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .........................   $   (13,700)  $         10   $       (133)  $      (183)  $    1,883
   Net realized gain (loss) on investments in portfolio
      shares ...............................................      (180,560)             3        (18,874)       (8,724)      15,640
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ......................      (669,252)             2        (26,132)       (1,151)      40,197
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ........................................      (863,512)            15        (45,139)      (10,058)      57,720
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .....       102,682             --             (1)        1,645        6,208
   Contract redemptions ....................................      (211,345)            --            (46)           --          (74)
   Net transfers (including mortality transfers) ...........      (125,946)           250         (9,485)       39,350      228,422
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions ..............................      (234,609)           250         (9,532)       40,995      234,556
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ................    (1,098,121)           265        (54,671)       30,937      292,276
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................     1,601,873             --         91,159           516       96,706
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ............................   $   503,752   $        265   $     36,488   $    31,453   $  388,982
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================
                                          RYDEX VARIABLE TRUST (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
                                        INVERSE                                  INVERSE
                           INVERSE    GOVERNMENT    INVERSE       INVERSE        RUSSELL     INVERSE
  HEALTH                   DOW 2X      LONG BOND    MID-CAP    NASDAQ-100(R)     2000(R)     S&P 500    JAPAN 1.25X
   CARE       INTERNET    STRATEGY     STRATEGY     STRATEGY   STRATEGY (k)*     STRATEGY    STRATEGY     STRATEGY
--------------------------------------------------------------------------------------------------------------------
$       --   $      --   $      945   $       48   $     130   $         220    $     597   $   1,032   $       127

       603          34        1,524           73         208             397          300         987           202
--------------------------------------------------------------------------------------------------------------------
      (603)        (34)        (579)         (25)        (78)           (177)         297          45           (75)
--------------------------------------------------------------------------------------------------------------------

   (20,275)       (600)     (30,806)      (4,911)      4,623           5,290       24,369      36,107       (10,664)

       916          --       11,074           --          --              --           --          --            --

     1,217          --       46,634           --          --              --           --          --            --
--------------------------------------------------------------------------------------------------------------------
   (18,142)       (600)      26,902       (4,911)      4,623           5,290       24,369      36,107       (10,664)
--------------------------------------------------------------------------------------------------------------------

    (5,024)         --       (5,348)        (129)     (1,206)         (1,103)      (6,351)     (5,190)        1,581
--------------------------------------------------------------------------------------------------------------------
$  (23,769)  $    (634)  $   20,975   $   (5,065)  $   3,339   $       4,010    $  18,315   $  30,962   $    (9,158)
====================================================================================================================

====================================================================================================================
                                          RYDEX VARIABLE TRUST (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
                                        INVERSE                                  INVERSE
                           INVERSE    GOVERNMENT    INVERSE       INVERSE        RUSSELL     INVERSE
  HEALTH                   DOW 2X      LONG BOND    MID-CAP    NASDAQ-100(R)     2000(R)     S&P 500    JAPAN 1.25X
   CARE       INTERNET    STRATEGY     STRATEGY     STRATEGY   STRATEGY (k)*     STRATEGY    STRATEGY     STRATEGY
--------------------------------------------------------------------------------------------------------------------
$     (603)  $     (34)  $     (579)  $      (25)  $     (78)  $        (177)   $     297   $      45   $       (75)
   (18,142)       (600)      26,902       (4,911)      4,623           5,290       24,369      36,107       (10,664)

    (5,024)         --       (5,348)        (129)     (1,206)         (1,103)      (6,351)     (5,190)        1,581
--------------------------------------------------------------------------------------------------------------------
   (23,769)       (634)      20,975       (5,065)      3,339           4,010       18,315      30,962        (9,158)
--------------------------------------------------------------------------------------------------------------------

     2,603          --        4,768           --          71           1,805          292       1,262            --
    (1,631)         (2)         (15)          --          --              --         (324)        (20)          (50)
   (49,856)        636      240,558       10,472       3,721           7,535       21,511      20,232          (221)
--------------------------------------------------------------------------------------------------------------------

   (48,884)        634      245,311       10,472       3,792           9,340       21,479      21,474          (271)
--------------------------------------------------------------------------------------------------------------------
   (72,653)         --      266,286        5,407       7,131          13,350       39,794      52,436        (9,429)
--------------------------------------------------------------------------------------------------------------------
   113,287          --        1,780        2,220         996              --        4,695      60,580        24,281
--------------------------------------------------------------------------------------------------------------------
$   40,634   $      --   $  268,066   $    7,627   $   8,127   $      13,350    $  44,489   $ 113,016   $    14,852
====================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

===================================================================================================================================
                                                                                     RYDEX VARIABLE TRUST (CONTINUED)
                                                                         ----------------------------------------------------------
                                                                         LARGE-CAP  LARGE-CAP              MID CAP 1.5X    MID-CAP
                                                                          GROWTH      VALUE      LEISURE     STRATEGY      GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............   $      --  $     533   $     --   $         --   $     --
Expenses:
   Mortality and expense risk fees ...................................         113        640        113            471        122
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ................................        (113)      (107)      (113)          (471)      (122)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in portfolio
      shares .........................................................         (31)   (74,088)   (15,406)       (13,674)    (3,817)
   Net realized short-term capital gain distributions from
      investments in portfolio shares ................................          --         --        418             --         --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ................................          --      7,846      2,776             --         --
-----------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio shares ....         (31)   (66,242)   (12,212)       (13,674)    (3,817)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................       1,267      9,539     (3,270)        (9,917)    (2,864)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ..........   $   1,123  $ (56,810)  $(15,595)  $    (24,062)  $ (6,803)
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

===================================================================================================================================
                                                                                     RYDEX VARIABLE TRUST (CONTINUED)
                                                                         ----------------------------------------------------------
                                                                         LARGE-CAP  LARGE-CAP              MID CAP 1.5X    MID-CAP
                                                                          GROWTH      VALUE      LEISURE     STRATEGY      GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................   $    (113) $    (107)  $   (113)  $       (471)  $   (122)
   Net realized gain (loss) on investments in portfolio  shares ......         (31)   (66,242)   (12,212)       (13,674)    (3,817)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ................................       1,267      9,539     (3,270)        (9,917)    (2,864)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ..........       1,123    (56,810)   (15,595)       (24,062)    (6,803)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ...............         221      2,178         --            640      6,378
   Contract redemptions ..............................................          --     (1,464)    (1,100)           (20)       (20)
   Net transfers (including mortality transfers) .....................      (5,682)     9,462     11,949        (10,759)    11,853
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract owners'
        transactions .................................................      (5,461)    10,176     10,849        (10,139)    18,211
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ..........................      (4,338)   (46,634)    (4,746)       (34,201)    11,408
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................      11,757     76,592      8,764         57,320     11,751
-----------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ......................................   $   7,419  $  29,958   $  4,018   $     23,119   $ 23,159
===================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==============================================================================================================================
                                               RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
             MULTI-CAP                                                                                             RUSSELL
 MID-CAP       CORE       NASDAQ-100(R)                                      PRECIOUS       REAL                 2000(R) 1.5X
  VALUE       EQUITY     2X STRATEGY (l)*   NASDAQ-100(R) (m)*     NOVA       METALS       ESTATE    RETAILING     STRATEGY
------------------------------------------------------------------------------------------------------------------------------
$      --   $       --   $            133   $              258   $     112   $      --   $     281   $      --   $        108

       90           --                702                1,569         427       5,216         609          46            976
------------------------------------------------------------------------------------------------------------------------------
      (90)          --               (569)              (1,311)       (315)     (5,216)       (328)        (46)          (868)
------------------------------------------------------------------------------------------------------------------------------

  (25,349)         (70)           (87,950)             (46,529)    (29,871)   (235,582)    (46,867)     (7,486)       (91,023)

       36           --                 --                   --          --          --         724          --             --

      297           --                 --                   --          --          --       2,103          38             --
------------------------------------------------------------------------------------------------------------------------------
  (25,016)         (70)           (87,950)             (46,529)    (29,871)   (235,582)    (44,040)     (7,448)       (91,023)
------------------------------------------------------------------------------------------------------------------------------

      361           52              2,716              (40,065)     (9,115)     32,106      15,838          --         44,955
------------------------------------------------------------------------------------------------------------------------------
$ (24,745)  $      (18)  $        (85,803)  $          (87,905)  $ (39,301)  $(208,692)  $ (28,530)  $  (7,494)  $    (46,936)
==============================================================================================================================

==============================================================================================================================
                                               RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------
             MULTI-CAP                                                                                             RUSSELL
 MID-CAP       CORE       NASDAQ-100(R)                                      PRECIOUS       REAL                 2000(R) 1.5X
  VALUE       EQUITY     2X STRATEGY (l)*   NASDAQ-100(R) (m)*     NOVA       METALS       ESTATE    RETAILING     STRATEGY
------------------------------------------------------------------------------------------------------------------------------
$     (90)  $       --   $           (569)  $           (1,311)  $    (315)  $  (5,216)  $    (328)  $     (46)  $       (868)
  (25,016)         (70)           (87,950)             (46,529)    (29,871)   (235,582)    (44,040)     (7,448)       (91,023)

      361           52              2,716              (40,065)     (9,115)     32,106      15,838          --         44,955
------------------------------------------------------------------------------------------------------------------------------
  (24,745)         (18)           (85,803)             (87,905)    (39,301)   (208,692)    (28,530)     (7,494)       (46,936)
------------------------------------------------------------------------------------------------------------------------------

      458           --              1,499               10,552         374      10,949       5,725         292          3,305
     (654)          --             (1,760)              (5,838)       (722)   (108,495)       (302)         (1)       (25,000)
   20,176         (198)            (9,506)             (82,888)     (5,143)    614,814       9,694       7,203        (65,014)
------------------------------------------------------------------------------------------------------------------------------

   19,980         (198)            (9,767)             (78,174)     (5,491)    517,268      15,117       7,494        (86,709)
------------------------------------------------------------------------------------------------------------------------------
   (4,765)        (216)           (95,570)            (166,079)    (44,792)    308,576     (13,413)         --       (133,645)
------------------------------------------------------------------------------------------------------------------------------
    6,099          216            124,314              242,780      59,506     325,193      42,809          --        198,315
------------------------------------------------------------------------------------------------------------------------------
$   1,334   $       --   $         28,744   $           76,701   $  14,714   $ 633,769   $  29,396   $      --   $     64,670
==============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                      RYDEX VARIABLE TRUST (CONTINUED)
                                                                        ------------------------------------------------------------
                                                                         RUSSELL
                                                                        2000(R) 2X   S&P 500 2X    SECTOR     SMALL-CAP   SMALL-CAP
                                                                         STRATEGY     STRATEGY    ROTATION     GROWTH       VALUE
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ............   $      794   $       --     $    --     $    --   $     852
Expenses:
   Mortality and expense risk fees ..................................          399          196         973         210       1,208
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ...............................          395         (196)       (973)       (210)       (356)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in portfolio
      shares ........................................................      (70,552)      (6,773)     (6,719)    (17,411)   (114,016)
   Net realized short-term capital gain distributions from
      investments in portfolio shares ...............................           --           --         215          --          --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ...............................           --           --         147          --          --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio shares ...      (70,552)      (6,773)     (6,357)    (17,411)   (114,016)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..................................        7,178       (8,197)    (49,694)     (2,503)     18,402
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .........   $  (62,979)  $  (15,166)  $ (57,024)  $ (20,124)  $ (95,970)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                      RYDEX VARIABLE TRUST (CONTINUED)
                                                                        ------------------------------------------------------------
                                                                         RUSSELL
                                                                        2000(R) 2X   S&P 500 2X     SECTOR    SMALL-CAP   SMALL-CAP
                                                                         STRATEGY     STRATEGY     ROTATION    GROWTH       VALUE
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..................................   $      395   $     (196)  $    (973)  $    (210)  $    (356)
   Net realized gain (loss) on investments in portfolio shares ......      (70,552)      (6,773)     (6,357)    (17,411)   (114,016)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ...............................        7,178       (8,197)    (49,694)     (2,503)     18,402
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .........      (62,979)     (15,166)    (57,024)    (20,124)    (95,970)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ..............          292        3,358      41,636       1,295       5,463
   Contract redemptions .............................................       (3,135)        (342)        (15)       (790)     (2,141)
   Net transfers (including mortality transfers) ....................       93,255       50,550      (4,750)     34,610      40,673
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract owners'
         transactions ...............................................       90,412       53,566      36,871      35,115      43,995
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets .........................       27,433       38,400     (20,153)     14,991     (51,975)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .....................................       40,116       15,714     107,376      10,393     122,125
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period .....................................   $   67,549   $   54,114   $  87,223   $  25,384   $  70,150
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================================================================
                                RYDEX VARIABLE TRUST (CONTINUED)                                        SELIGMAN PORTFOLIOS
-------------------------------------------------------------------------------------------------   ----------------------------
                                                                  U.S.
STRENGTHENING                                                  GOVERNMENT               WEAKENING   COMMUNICATIONS
  DOLLAR 2X                       TELE-                           MONEY                 DOLLAR 2X        AND           GLOBAL
   STRATEGY     TECHNOLOGY   COMMUNICATIONS   TRANSPORTATION     MARKET     UTILITIES    STRATEGY     INFORMATION    TECHNOLOGY
--------------------------------------------------------------------------------------------------------------------------------
$          --   $       --   $           --   $           --   $    4,014   $     498   $      --   $           --   $       --

          308          115              712               62        3,750         685         185              976          550
--------------------------------------------------------------------------------------------------------------------------------
         (308)        (115)            (712)             (62)         264        (187)       (185)            (976)        (550)
--------------------------------------------------------------------------------------------------------------------------------

       (1,702)     (22,577)         (36,324)          (3,660)          --     (31,527)     (9,742)           4,065           --

           --          172               --               --           --         805          --               --           --

           --            1               --               --           --         514          --               --           --
--------------------------------------------------------------------------------------------------------------------------------
       (1,702)     (22,404)         (36,324)          (3,660)          --     (30,208)     (9,742)           4,065           --
--------------------------------------------------------------------------------------------------------------------------------

       (1,919)         598              919              580           --       5,277         322          (46,311)     (26,051)
--------------------------------------------------------------------------------------------------------------------------------
$      (3,929)  $  (21,921)  $      (36,117)  $       (3,142)  $      264   $ (25,118)  $  (9,605)  $      (43,222)  $  (26,601)
================================================================================================================================

================================================================================================================================
                                RYDEX VARIABLE TRUST (CONTINUED)                                        SELIGMAN PORTFOLIOS
-------------------------------------------------------------------------------------------------   ----------------------------
                                                                  U.S.
STRENGTHENING                                                  GOVERNMENT               WEAKENING   COMMUNICATIONS
  DOLLAR 2X                       TELE-                           MONEY                 DOLLAR 2X        AND           GLOBAL
   STRATEGY     TECHNOLOGY   COMMUNICATIONS   TRANSPORTATION     MARKET     UTILITIES    STRATEGY     INFORMATION    TECHNOLOGY
--------------------------------------------------------------------------------------------------------------------------------
$        (308)  $     (115)  $         (712)  $          (62)  $      264   $    (187)  $    (185)  $         (976)  $     (550)
       (1,702)     (22,404)         (36,324)          (3,660)          --     (30,208)     (9,742)           4,065           --

       (1,919)         598              919              580           --       5,277         322          (46,311)     (26,051)
--------------------------------------------------------------------------------------------------------------------------------
       (3,929)     (21,921)         (36,117)          (3,142)         264     (25,118)     (9,605)         (43,222)     (26,601)
--------------------------------------------------------------------------------------------------------------------------------

        6,082          345               --               45        9,380      10,043       3,635            6,961        2,569
           --         (753)          (1,167)              --     (190,731)     (1,949)         --           (8,039)      (4,525)
       10,100       14,582          (13,406)           8,281      183,425      14,883       7,454           (5,583)       1,613
--------------------------------------------------------------------------------------------------------------------------------

       16,182       14,174          (14,573)           8,326        2,074      22,977      11,089           (6,661)        (343)
--------------------------------------------------------------------------------------------------------------------------------
       12,253       (7,747)         (50,690)           5,184        2,338      (2,141)      1,484          (49,883)     (26,944)
--------------------------------------------------------------------------------------------------------------------------------
           --        8,790          100,510               --      276,648      71,057       1,554          122,505       64,747
--------------------------------------------------------------------------------------------------------------------------------
$      12,253   $    1,043   $       49,820   $        5,184   $  278,986   $  68,916   $   3,038   $       72,622   $   37,803
================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                       THIRD
                                                                      AVENUE
                                                                     VARIABLE
                                                                   SERIES TRUST           VAN ECK WORLDWIDE INSURANCE TRUST
                                                                   ------------   --------------------------------------------------
                                                                                  ABSOLUTE                 EMERGING         HARD
                                                                       VALUE       RETURN       BOND        MARKETS        ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .......   $      7,285   $      6   $  16,312   $         --   $     3,478
Expenses:
   Mortality and expense risk fees .............................          8,050         69       1,827          7,046        13,109
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ..........................           (765)       (63)     14,485         (7,046)       (9,631)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares .........................................        (87,739)    (1,104)     (7,496)      (512,502)       29,672
   Net realized short-term capital gain distributions from
      investments in portfolio shares ..........................          4,572         --          --         67,363        69,888
   Net realized long-term capital gain distributions from
      investments in portfolio shares ..........................        140,538        184          --        329,651       120,581
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio
         shares ................................................         57,371       (920)     (7,496)      (115,488)      220,141
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .............................       (506,088)      (125)     (4,090)      (479,693)     (839,797)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ....   $   (449,482)  $ (1,108)  $   2,899   $   (602,227)  $  (629,287)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                       THIRD
                                                                      AVENUE
                                                                     VARIABLE
                                                                   SERIES TRUST           VAN ECK WORLDWIDE INSURANCE TRUST
                                                                   ------------   --------------------------------------------------
                                                                                  ABSOLUTE                 EMERGING         HARD
                                                                       VALUE       RETURN       BOND        MARKETS        ASSETS
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .............................   $       (765)  $    (63)  $  14,485   $     (7,046)  $    (9,631)
   Net realized gain (loss) on investments in portfolio
      shares ...................................................         57,371       (920)     (7,496)      (115,488)      220,141
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ..........................       (506,088)      (125)     (4,090)      (479,693)     (839,797)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ....       (449,482)    (1,108)      2,899       (602,227)     (629,287)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .........        115,291         82       5,818         44,522       126,050
   Contract redemptions ........................................        (25,903)       (59)       (661)       (15,273)      (35,635)
   Net transfers (including mortality transfers) ...............         63,167       (746)    (64,327)      (498,745)     (311,400)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions ..................................        152,555       (723)    (59,170)      (469,496)     (220,985)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ....................       (296,927)    (1,831)    (56,271)    (1,071,723)     (850,272)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ................................        893,321      5,695     192,111      1,325,249     1,498,054
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ................................   $    596,394   $  3,864   $ 135,840   $    253,526   $   647,782
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=======================================================
  VAN ECK
 WORLDWIDE
 INSURANCE
   TRUST             WELLS FARGO
(CONTINUED)      ADVANTAGE VT FUNDS
-----------   -------------------------
    REAL                                    COMBINED
   ESTATE      DISCOVERY   OPPORTUNITY       TOTAL
---------------------------------------  --------------
$     9,831   $       --   $    14,907   $   1,302,835

      1,821        5,131         7,771       1,255,243
---------------------------------------  --------------
      8,010       (5,131)        7,136          47,592
---------------------------------------  --------------

    (35,705)      72,440      (101,440)    (23,931,492)

      4,916           --        51,779         763,768

     26,825           --       124,176       2,181,494
---------------------------------------  --------------
     (3,964)      72,440        74,515     (20,986,230)
---------------------------------------  --------------

   (129,859)    (338,012)     (455,744)    (50,041,072)
---------------------------------------  --------------
$  (125,813)  $ (270,703)  $  (374,093)  $ (70,979,710)
=======================================  ==============

=======================================================
  VAN ECK
 WORLDWIDE
 INSURANCE
   TRUST             WELLS FARGO
(CONTINUED)      ADVANTAGE VT FUNDS
-----------   -------------------------
    REAL                                    COMBINED
   ESTATE      DISCOVERY   OPPORTUNITY       TOTAL
-----------   -------------------------  --------------
$     8,010   $   (5,131)  $     7,136   $      47,592
     (3,964)      72,440        74,515     (20,986,230)

   (129,859)    (338,012)     (455,744)    (50,041,072)
---------------------------------------  --------------
   (125,813)    (270,703)     (374,093)    (70,979,710)
---------------------------------------  --------------

     19,632       27,373        64,818       5,932,455
     (1,872)     (63,978)      (83,204)    (17,503,179)
    (30,125)     (34,466)        2,524      (6,889,196)
---------------------------------------  --------------

    (12,365)     (71,071)      (15,862)    (18,459,920)
---------------------------------------  --------------
   (138,178)    (341,774)     (389,955)    (89,439,630)
---------------------------------------  --------------
    246,386      655,389       914,296     192,587,917
---------------------------------------  --------------
$   108,208   $  313,615   $   524,341   $ 103,148,287
=======================================  ==============

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2007

===================================================================================================================================
                                                                                   40|86 SERIES TRUST
                                                      -----------------------------------------------------------------------------
                                                                                          FIXED        GOVERNMENT          MONEY
                                                      BALANCED (j)*     EQUITY (j)*    INCOME (a)*   SECURITIES (a)*    MARKET (a)*
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ......................................   $      61,964   $        9,804   $    74,457   $         3,969   $     31,133
Expenses:
   Mortality and expense risk fees ................          38,382          271,713        12,819               950          6,506
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .............          23,582         (261,909)       61,638             3,019         24,627
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares .............       1,785,861       24,701,636      (114,005)           (5,241)            --
   Net realized short-term capital gain
      distributions from investments in  portfolio
      shares ......................................              --               --            --                --             --
   Net realized long-term capital gain
      distributions from investments in portfolio
      shares ......................................         177,010       13,081,741            --                --             --
-----------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in
         portfolio shares .........................       1,962,871       37,783,377      (114,005)           (5,241)            --
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio
   shares .........................................      (1,533,275)     (29,361,335)      118,977             4,433             --
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from operations ..........................   $     453,178   $    8,160,133   $    66,610   $         2,211   $     24,627
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                   40|86 SERIES TRUST
                                                      ------------------------------------------------------------------------------
                                                                                          FIXED         GOVERNMENT         MONEY
                                                      BALANCED (j)*     EQUITY (j)*    INCOME (a)*   SECURITIES (a)*    MARKET (a)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ................   $      23,582   $     (261,909)  $    61,638   $         3,019   $     24,627
   Net realized gain (loss) on investments in
      portfolio shares ............................       1,962,871       37,783,377      (114,005)           (5,241)            --
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio
      shares ......................................      (1,533,275)     (29,361,335)      118,977             4,433             --
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from operations ..........................         453,178        8,160,133        66,610             2,211         24,627
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
      breakage) ...................................         148,933          699,280        19,182             2,713          4,573
   Contract redemptions ...........................        (555,366)      (4,720,448)     (390,389)          (17,622)      (181,067)
   Net transfers (including mortality transfers) ..     (11,517,713)    (124,760,102)   (6,355,493)         (388,898)    (2,516,849)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ............     (11,924,146)    (128,781,270)   (6,726,700)         (403,807)    (2,693,343)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets .......     (11,470,968)    (120,621,137)   (6,660,090)         (401,596)    (2,668,716)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................      11,470,968      120,621,137     6,660,090           401,596      2,668,716
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ...................   $          --   $           --   $       --    $            --   $         --
====================================================================================================================================

*    See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===========================================================================================================================
                                                                                                                   THE
                                                                                                                  ALGER
                                                                                                                 AMERICAN
                                              AIM VARIABLE INSURANCE FUNDS                                         FUND
-----------------------------------------------------------------------------------------------------------   -------------
                                                          GLOBAL
                  CORE       FINANCIAL       GLOBAL        REAL          HIGH         MID CAP                   LARGE CAP
BASIC VALUE      EQUITY       SERVICES    HEALTH CARE     ESTATE        YIELD      CORE EQUITY   TECHNOLOGY    GROWTH (ah)*
---------------------------------------------------------------------------------------------------------------------------
$       465   $       852   $       112   $        --   $    84,009  $     4,950   $        18   $       --   $      4,383

      1,183           762            15           737        19,902          663           341          257         13,725
---------------------------------------------------------------------------------------------------------------------------
       (718)           90            97          (737)       64,107        4,287          (323)        (257)        (9,342)
---------------------------------------------------------------------------------------------------------------------------

        304         1,200           484         8,451       411,941          886           101        3,022         94,993

         79            --            14            --        21,466           --            --           --             --

      7,733            --           410            --       179,044           --           532           --             --
---------------------------------------------------------------------------------------------------------------------------
      8,116         1,200           908         8,451       612,451          886           633        3,022         94,993
---------------------------------------------------------------------------------------------------------------------------

     (7,864)        3,591        (2,418)       (2,391)     (756,319)      (5,470)        2,094       (1,622)       142,411
---------------------------------------------------------------------------------------------------------------------------
$      (466)  $     4,881   $    (1,413)  $     5,323   $   (79,761) $      (297)  $     2,404   $    1,143   $    228,062
===========================================================================================================================

===========================================================================================================================
                                                                                                                   THE
                                                                                                                  ALGER
                                                                                                                 AMERICAN
                                              AIM VARIABLE INSURANCE FUNDS                                         FUND
-----------------------------------------------------------------------------------------------------------   -------------
                                                          GLOBAL
                  CORE       FINANCIAL       GLOBAL        REAL          HIGH         MID CAP                   LARGE CAP
BASIC VALUE      EQUITY       SERVICES    HEALTH CARE     ESTATE        YIELD      CORE EQUITY   TECHNOLOGY    GROWTH (ah)*
---------------------------------------------------------------------------------------------------------------------------
$      (718)  $        90   $        97   $      (737)  $    64,107  $     4,287   $      (323)  $     (257)  $     (9,342)
      8,116         1,200           908         8,451       612,451          886           633        3,022         94,993

     (7,864)        3,591        (2,418)       (2,391)     (756,319)      (5,470)        2,094       (1,622)       142,411
---------------------------------------------------------------------------------------------------------------------------
       (466)        4,881        (1,413)        5,323       (79,761)        (297)        2,404        1,143        228,062
---------------------------------------------------------------------------------------------------------------------------

     30,342         5,718            --        16,918       198,604        3,531         5,994        9,358         86,386
       (117)       (3,217)       (1,666)      (69,258)     (133,208)      (4,095)       (1,028)        (723)      (206,885)
      3,998        10,761         6,670         6,835      (594,712)      20,294         2,214      (61,468)       154,040
---------------------------------------------------------------------------------------------------------------------------

     34,223        13,262         5,004       (45,505)     (529,316)      19,730         7,180      (52,833)        33,541
---------------------------------------------------------------------------------------------------------------------------
     33,757        18,143         3,591       (40,182)     (609,077)      19,433         9,584      (51,690)       261,603
---------------------------------------------------------------------------------------------------------------------------
    101,157        58,279         1,667       114,229     1,952,681       47,728        28,656       78,694      1,251,188
---------------------------------------------------------------------------------------------------------------------------
$   134,914   $    76,422   $     5,258   $    74,047   $ 1,343,604  $    67,161   $    38,240   $   27,004   $  1,512,791
===========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                                     ALLIANCEBERNSTEIN    AMERICAN
                                                                                                          VARIABLE         CENTURY
                                                                                                          PRODUCTS        VARIABLE
                                                         THE ALGER AMERICAN FUND (CONTINUED)               SERIES        PORTFOLIOS
                                                   -----------------------------------------------   -----------------   -----------
                                                         CAPITAL           MIDCAP       SMALL CAP        GROWTH AND
                                                   APPRECIATION (ai)*      GROWTH     GROWTH (aj)*         INCOME         BALANCED
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
      portfolio shares .........................   $               --   $        --   $         --   $             203   $       91
Expenses:
   Mortality and expense risk fees .............               23,650        10,109         23,885                 128          124
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ..........              (23,650)      (10,109)       (23,885)                 75          (33)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ..........               31,611        48,474        164,263                 118           42
   Net realized short-term capital gain
      distributions from investments in
      portfolio shares .........................                   --        92,605             --                  44           36
   Net realized long-term capital gain
      distributions from investments in
      portfolio shares .........................                   --        28,879             --                 645          185
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in
         portfolio shares ......................               31,611       169,958        164,263                 807          263
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio
   shares ......................................              638,171        99,043        205,972                (437)        (224)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ............................   $          646,132   $   258,892   $    346,350   $             445   $        6
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                                     ALLIANCEBERNSTEIN    AMERICAN
                                                                                                          VARIABLE         CENTURY
                                                                                                          PRODUCTS        VARIABLE
                                                         THE ALGER AMERICAN FUND (CONTINUED)               SERIES        PORTFOLIOS
                                                   -----------------------------------------------   -----------------   -----------
                                                         CAPITAL           MIDCAP       SMALL CAP        GROWTH AND
                                                   APPRECIATION (ai)*      GROWTH     GROWTH (aj)*         INCOME         BALANCED
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .............   $          (23,650)  $   (10,109)  $    (23,885)  $              75   $      (33)
   Net realized gain (loss) on investments in
      portfolio shares .........................               31,611       169,958        164,263                 807          263
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio
      shares ...................................              638,171        99,043        205,972                (437)        (224)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ............................              646,132       258,892        346,350                 445            6
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
      breakage) ................................               87,010        66,319        119,321               1,405       11,753
   Contract redemptions ........................             (241,133)     (164,056)      (183,709)                 --           --
   Net transfers (including mortality
      transfers) ...............................              381,056       160,993          5,405               5,754        9,087
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions .........              226,933        63,256        (58,983)              7,159       20,840
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ....              873,065       322,148        287,367               7,604       20,846
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ................            2,029,099       965,628      2,180,482               6,465        1,890
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ................   $        2,902,164   $ 1,287,776   $  2,467,849   $          14,069   $   22,736
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===========================================================================================================================
                                                                     DIREXION      DREYFUS
                                                                     INSURANCE    INVESTMENT
         AMERICAN CENTURY VARIABLE PORTFOLIOS (CONTINUED)              TRUST      PORTFOLIOS
-----------------------------------------------------------------   ----------   -----------
                                                                                                 DREYFUS
                                                                                                 SOCIALLY       DREYFUS
 INCOME &    INFLATION                                              DYNAMIC VP    SMALL CAP    RESPONSIBLE       STOCK
  GROWTH    PROTECTION   INTERNATIONAL      VALUE      VISTA (k)*     HY BOND    STOCK INDEX     GROWTH          INDEX
---------------------------------------------------------------------------------------------------------------------------
$   2,063   $      896   $       7,028   $    19,129   $       --   $       55   $       107   $    13,866   $     205,149

    1,317          154          11,428        12,473        1,521           35           218        26,358         122,304
---------------------------------------------------------------------------------------------------------------------------
      746          742          (4,400)        6,656       (1,521)          20          (111)      (12,492)         82,845
---------------------------------------------------------------------------------------------------------------------------

    5,258         (819)        147,486        (9,679)      12,806          346         1,387        (3,228)        382,640

       --           --              --        63,165           --           --            43            --              --

       --           --              --        36,033           --           --         1,109            --              --
---------------------------------------------------------------------------------------------------------------------------
    5,258         (819)        147,486        89,519       12,806          346         2,539        (3,228)        382,640
---------------------------------------------------------------------------------------------------------------------------

   (9,252)          42          27,919      (168,694)      16,888           --        (2,275)      184,003          62,026
---------------------------------------------------------------------------------------------------------------------------
$  (3,248)  $      (35)  $     171,005   $   (72,519)  $   28,173   $      366   $       153   $   168,283   $     527,511
===========================================================================================================================

===========================================================================================================================
                                                                     DIREXION      DREYFUS
                                                                     INSURANCE    INVESTMENT
         AMERICAN CENTURY VARIABLE PORTFOLIOS (CONTINUED)              TRUST      PORTFOLIOS
-----------------------------------------------------------------   ----------   -----------
                                                                                                 DREYFUS
                                                                                                 SOCIALLY       DREYFUS
 INCOME &    INFLATION                                              DYNAMIC VP    SMALL CAP    RESPONSIBLE       STOCK
  GROWTH    PROTECTION   INTERNATIONAL      VALUE      VISTA (k)*     HY BOND    STOCK INDEX     GROWTH          INDEX
---------------------------------------------------------------------------------------------------------------------------
$     746   $      742   $      (4,400)  $     6,656   $   (1,521)  $       20   $      (111)  $   (12,492)  $      82,845
    5,258         (819)        147,486        89,519       12,806          346         2,539        (3,228)        382,640

   (9,252)          42          27,919      (168,694)      16,888           --        (2,275)      184,003          62,026
---------------------------------------------------------------------------------------------------------------------------
   (3,248)         (35)        171,005       (72,519)      28,173          366           153       168,283         527,511
---------------------------------------------------------------------------------------------------------------------------

   30,319          551         100,031       128,764        3,314           --         4,432       169,929         593,529
  (17,501)        (928)       (159,751)      (90,403)     (30,860)          --           (22)     (207,093)     (2,255,593)
   35,146          829         206,769      (151,876)     491,670         (366)       (9,813)      (53,327)       (230,417)
---------------------------------------------------------------------------------------------------------------------------

   47,964          452         147,049      (113,515)     464,124         (366)       (5,403)      (90,491)     (1,892,481)
---------------------------------------------------------------------------------------------------------------------------
   44,716          417         318,054      (186,034)     492,297           --        (5,250)       77,792      (1,364,970)
---------------------------------------------------------------------------------------------------------------------------
   99,241        1,197         953,225     1,207,111           --           --        19,773     2,567,700      12,543,028
---------------------------------------------------------------------------------------------------------------------------
$ 143,957   $    1,614   $   1,271,279   $ 1,021,077   $  492,297   $       --   $    14,523   $ 2,645,492   $  11,178,058
===========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                    DREYFUS VARIABLE
                                                                    INVESTMENT FUND               FEDERATED INSURANCE SERIES
                                                              ---------------------------   ----------------------------------------
                                                                                                            HIGH
                                                              DISCIPLINED   INTERNATIONAL     CAPITAL      INCOME    INTERNATIONAL
                                                               STOCK (i)*      VALUE         INCOME II    BOND II      EQUITY II
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...  $        --   $       5,557   $   17,059   $  28,425   $          354
Expenses:
   Mortality and expense risk fees .........................          543           3,402        2,831       3,915            1,713
------------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) .......................         (543)          2,155       14,228      24,510           (1,359)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
     shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares ......................................        9,469          19,152       35,899      (1,682)          20,392
   Net realized short-term capital gain distributions from
     investments in portfolio shares .......................           --           8,698           --          --               --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .......................       29,353          35,938           --          --               --
------------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio
        shares .............................................       38,822          63,788       35,899      (1,682)          20,392
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .........................      (29,221)        (55,036)     (40,596)    (14,812)          (8,244)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
        operations .........................................  $     9,058   $      10,907   $    9,531   $   8,016   $       10,789
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                    DREYFUS VARIABLE
                                                                    INVESTMENT FUND               FEDERATED INSURANCE SERIES
                                                              ---------------------------   ----------------------------------------
                                                                                                            HIGH
                                                              DISCIPLINED   INTERNATIONAL     CAPITAL      INCOME     INTERNATIONAL
                                                               STOCK (i)*      VALUE         INCOME II    BOND II       EQUITY II
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .........................  $      (543)  $       2,155   $   14,228   $  24,510   $       (1,359)
   Net realized gain (loss) on investments in portfolio
     shares ................................................       38,822          63,788       35,899      (1,682)          20,392
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .......................      (29,221)        (55,036)     (40,596)    (14,812)          (8,244)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
        operations .........................................        9,058          10,907        9,531       8,016           10,789
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .....        2,965          32,173       15,204      17,778            8,039
   Contract redemptions ....................................      (14,182)        (59,414)    (118,931)    (40,220)         (12,217)
   Net transfers (including mortality transfers) ...........     (168,744)        (29,099)     (38,548)     69,719           51,704
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract
       owners' transactions ................................     (179,961)        (56,340)    (142,275)     47,277           47,526
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets .................     (170,903)        (45,433)    (132,744)     55,293           58,315
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................      170,903         331,573      336,274     373,976          139,261
------------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period .............................  $        --   $     286,140   $  203,530   $ 429,269   $      197,576
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=============================================================================================================================
    FEDERATED INSURANCE
     SERIES (CONTINUED)                                             JANUS ASPEN SERIES
---------------------------  ------------------------------------------------------------------------------------------------
                 MARKET                                  GLOBAL LIFE   GROWTH AND  INTERNATIONAL    LARGE CAP      MID CAP
KAUFMANN II  OPPORTUNITY II  BALANCED (k)*  FORTY (k)*  SCIENCES (k)*    INCOME       GROWTH         GROWTH        GROWTH
-----------------------------------------------------------------------------------------------------------------------------
$        --  $            7  $       3,449  $      849  $          --  $   15,833  $      17,633  $   39,391    $     13,755

        797               8          1,302       1,673              3       7,547         27,038      54,383          64,185
-----------------------------------------------------------------------------------------------------------------------------
       (797)             (1)         2,147        (824)            (3)      8,286         (9,405)    (14,992)        (50,430)
-----------------------------------------------------------------------------------------------------------------------------

        592              (3)           194      18,604             --      40,552        288,767     (61,838)       (133,146)

          3              --             --          --             --          --             --          --              --

          5              --             --          --             --          --             --          --          33,717
-----------------------------------------------------------------------------------------------------------------------------
        600              (3)           194      18,604             --      40,552        288,767     (61,838)        (99,429)
-----------------------------------------------------------------------------------------------------------------------------

      5,769               4          3,004      43,746             29      (5,625)       298,288     775,441       1,321,584
-----------------------------------------------------------------------------------------------------------------------------
$     5,572  $           --  $       5,345  $   61,526  $          26  $   43,213  $     577,650  $  698,611    $  1,171,725
=============================================================================================================================

=============================================================================================================================
    FEDERATED INSURANCE
     SERIES (CONTINUED)                                             JANUS ASPEN SERIES
---------------------------  ------------------------------------------------------------------------------------------------
                 MARKET                                  GLOBAL LIFE   GROWTH AND  INTERNATIONAL    LARGE CAP      MID CAP
KAUFMANN II  OPPORTUNITY II  BALANCED (k)*  FORTY (k)*  SCIENCES (k)*    INCOME       GROWTH         GROWTH        GROWTH
-----------------------------------------------------------------------------------------------------------------------------
$      (797) $           (1) $       2,147  $     (824) $          (3) $    8,286  $      (9,405) $    (14,992) $    (50,430)
        600              (3)           194      18,604             --      40,552        288,767       (61,838)      (99,429)

      5,769               4          3,004      43,746             29      (5,625)       298,288       775,441     1,321,584
-----------------------------------------------------------------------------------------------------------------------------
      5,572              --          5,345      61,526             26      43,213        577,650       698,611     1,171,725
-----------------------------------------------------------------------------------------------------------------------------

     16,279             846          2,539       2,130             --      30,552        222,214       284,342       296,512
       (242)             --             --        (390)            --     (81,354)      (439,129)   (1,067,109)     (814,483)
    266,773               2        301,182     410,061          2,114     173,844        647,808       299,318       155,898
-----------------------------------------------------------------------------------------------------------------------------

    282,810             848        303,721     411,801          2,114     123,042        430,893      (483,449)     (362,073)
-----------------------------------------------------------------------------------------------------------------------------
    288,382             848        309,066     473,327          2,140     166,255      1,008,543       215,162       809,652
-----------------------------------------------------------------------------------------------------------------------------
         33              --             --          --             --     718,204      2,416,941     5,235,004     5,903,384
-----------------------------------------------------------------------------------------------------------------------------
$   288,415  $          848  $     309,066  $  473,327  $       2,140  $  884,459  $   3,425,484  $  5,450,166  $  6,713,036
=============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                             JANUS ASPEN SERIES (CONTINUED)               LAZARD RETIREMENT SERIES
                                                   --------------------------------------------------   ----------------------------
                                                       PERKINS        PERKINS SMALL
                                                       MID CAP        COMPANY VALUE        WORLDWIDE     EMERGING     INTERNATIONAL
                                                   VALUE (k)(an)*   (SERVICE) (k)(ao)*      GROWTH        MARKETS        EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
      portfolio shares .........................   $           21   $              103   $     79,740   $    16,366   $       3,324
Expenses:
   Mortality and expense risk fees .............                3                   65        106,106        10,530           1,103
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ..........               18                   38        (26,366)        5,836           2,221
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ..........               (1)                  (5)       (99,145)      116,569           2,318
   Net realized short-term capital gain
      distributions from investments in
      portfolio shares .........................               --                   --             --        69,843           4,434
   Net realized long-term capital gain
      distributions from investments in
      portfolio shares .........................               --                  279             --       148,384          18,107
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments
         in portfolio shares ...................               (1)                 274        (99,145)      334,796          24,859
------------------------------------------------------------------------------------------------------------------------------------
   Net change in unrealized appreciation
      (depreciation) of investments in
      portfolio shares .........................               (7)              (1,622)       967,817       (79,184)        (19,590)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from operations .......................   $           10   $           (1,310)  $    842,306   $   261,448   $       7,490
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                             JANUS ASPEN SERIES (CONTINUED)               LAZARD RETIREMENT SERIES
                                                   --------------------------------------------------   ---------------------------
                                                      PERKINS         PERKINS SMALL
                                                      MID CAP         COMPANY VALUE        WORLDWIDE     EMERGING     INTERNATIONAL
                                                   VALUE (k)(an)*   (SERVICE) (k)(ao)*      GROWTH        MARKETS         EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .............   $           18   $               38   $    (26,366)  $     5,836   $       2,221
   Net realized gain (loss) on investments in
      portfolio shares .........................               (1)                 274        (99,145)      334,796          24,859
   Net change in unrealized appreciation
      (depreciation) of investments in
      portfolio shares .........................               (7)              (1,622)       967,817       (79,184)        (19,590)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from operations .......................               10               (1,310)       842,306       261,448           7,490
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
      breakage) ................................               --                    9        460,059        51,852           5,913
   Contract redemptions ........................               --                   --     (1,074,339)     (118,429)           (955)
   Net transfers (including mortality
      transfers) ...............................            2,245               12,233        228,324       873,292          55,142
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from contract owners' transactions ....            2,245               12,242       (385,956)      806,715          60,100
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ....            2,255               10,932        456,350     1,068,163          67,590
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ................               --                   --      9,819,438       626,561          68,787
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ................   $        2,255   $           10,932   $ 10,275,788   $ 1,694,724   $     136,377
====================================================================================================================================

*  See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================================================================
           LAZARD                                                                                 LEGG MASON PARTNERS
RETIREMENT SERIES (CONTINUED)         LEGG MASON PARTNERS VARIABLE EQUITY TRUST                  VARIABLE INCOME TRUST
-----------------------------   -----------------------------------------------------   ----------------------------------------
                                                CAPITAL                                   GLOBAL
 US SMALL CAP    US STRATEGIC   AGGRESSIVE        AND       FUNDAMENTAL    LARGE CAP    HIGH YIELD                     STRATEGIC
 EQUITY (am)*    EQUITY (l)*    GROWTH (b)*   INCOME (b)*    VALUE (b)*   GROWTH (b)*    BOND (c)*   GOVERNMENT (d)*   BOND (c)*
---------------------------------------------------------------------------------------------------------------------------------
$          --   $         905   $        --   $        47   $        77   $         2   $       --   $             4   $   1,560

        2,861             668            57            37           160            59            5                 1         271
---------------------------------------------------------------------------------------------------------------------------------
       (2,861)            237           (57)           10           (83)          (57)          (5)                3       1,289
---------------------------------------------------------------------------------------------------------------------------------

      (20,698)         10,262          (283)          (29)            8           551            6                --        (185)

       45,167           5,196            --           108            50            --           --                --          --

       64,183           9,954            33           432           308            --           --                --          --
---------------------------------------------------------------------------------------------------------------------------------
       88,652          25,412          (250)          511           366           551            6                --        (185)
---------------------------------------------------------------------------------------------------------------------------------

     (108,801)        (25,668)           42          (567)         (447)          (63)          --                (2)       (873)
---------------------------------------------------------------------------------------------------------------------------------
$     (23,010)  $         (19)  $      (265)   $      (46)  $      (164)  $       431   $        1   $             1   $     231
=================================================================================================================================

================================================================================================================================
           LAZARD                                                                                 LEGG MASON PARTNERS
RETIREMENT SERIES (CONTINUED)        LEGG MASON PARTNERS VARIABLE EQUITY TRUST                   VARIABLE INCOME TRUST
-----------------------------   -----------------------------------------------------   -----------------------------------------
                                                CAPITAL                                   GLOBAL
 US SMALL CAP    US STRATEGIC   AGGRESSIVE        AND       FUNDAMENTAL    LARGE CAP    HIGH YIELD                     STRATEGIC
 EQUITY (am)*    EQUITY (l)*    GROWTH (b)*   INCOME (b)*   VALUE (b)*    GROWTH (b)*    BOND (c)*   GOVERNMENT (d)*   BOND (c)*
---------------------------------------------------------------------------------------------------------------------------------
$      (2,861)  $         237   $       (57)  $        10   $       (83)  $       (57)  $       (5)  $             3   $   1,289
       88,652          25,412          (250)          511           366           551            6                --        (185)

     (108,801)        (25,668)           42          (567)         (447)          (63)          --                (2)       (873)
---------------------------------------------------------------------------------------------------------------------------------
      (23,010)            (19)         (265)          (46)         (164)          431            1                 1         231
---------------------------------------------------------------------------------------------------------------------------------

       29,040           3,754         4,562           167         3,590         3,389           --                71       8,330
      (49,259)            (20)           (2)       (4,832)         (692)         (231)          --                --        (754)
      (78,389)          7,725           829         8,040         3,016            17           (1)           (1,216)       (859)
---------------------------------------------------------------------------------------------------------------------------------

      (98,608)         11,459         5,389         3,375         5,914         3,175           (1)           (1,145)      6,717
---------------------------------------------------------------------------------------------------------------------------------
     (121,618)         11,440         5,124         3,329         5,750         3,606           --            (1,144)      6,948
---------------------------------------------------------------------------------------------------------------------------------
      376,258          71,417            --            --            --            --           --             1,221      23,715
---------------------------------------------------------------------------------------------------------------------------------
$     254,640   $      82,857   $     5,124   $     3,329   $     5,750   $     3,606   $       --   $            77   $  30,663
=================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                                                        LORD ABBETT
                                                                       LEGG MASON PARTNERS VARIABLE PORTFOLIOS          SERIES FUND
                                                               ------------------------------------------------------   ------------
                                                                AGGRESSIVE                   LARGE CAP       TOTAL       AMERICA'S
                                                               GROWTH (e)*   ALL CAP (f)*   GROWTH (g)*   RETURN (h)*      VALUE
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...   $        --   $         85   $        --   $        54   $     9,923
Expenses:
   Mortality and expense risk fees .........................            16             93            14            20         2,428
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ......................           (16)            (8)          (14)           34         7,495
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares .....................................           730          3,515           459           112        16,283
   Net realized short-term capital gain distributions from
      investments in portfolio shares ......................            13          1,431            --            34         1,324
   Net realized long-term capital gain distributions from
      investments in portfolio shares ......................            --             49            --             8         9,145
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio
         shares ............................................           743          4,995           459           154        26,752
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .........................          (536)        (3,522)         (252)            4       (36,519)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ........................................   $       191   $      1,465   $       193   $       192   $    (2,272)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                                                        LORD ABBETT
                                                                       LEGG MASON PARTNERS VARIABLE PORTFOLIOS          SERIES FUND
                                                               ------------------------------------------------------   ------------
                                                                AGGRESSIVE                   LARGE CAP       TOTAL       AMERICA'S
                                                               GROWTH (e)*   ALL CAP (f)*   GROWTH (g)*   RETURN (h)*      VALUE
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .........................   $       (16)  $         (8)  $       (14)  $        34   $     7,495
   Net realized gain (loss) on investments in portfolio
      shares ...............................................           743          4,995           459           154        26,752
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ......................          (536)        (3,522)         (252)            4       (36,519)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ........................................           191          1,465           193           192        (2,272)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .....           351            307           130           261         8,343
   Contract redemptions ....................................            --             --           (20)           --       (94,496)
   Net transfers (including mortality transfers) ...........        (4,789)       (30,050)       (4,500)       (6,581)      185,761
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions ..............................        (4,438)       (29,743)       (4,390)       (6,320)       99,608
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ................        (4,247)       (28,278)       (4,197)       (6,128)       97,336
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................         4,247         28,278         4,197         6,128       226,958
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ............................   $        --   $         --   $        --   $        --   $   324,294
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==================================================================================================================================
LORD ABBETT
SERIES FUND                                                                                                       NORTHERN LIGHTS
(CONTINUED)                                    NEUBERGER BERMAN ADVISER MANAGEMENT TRUST                           VARIABLE TRUST
-----------   -------------------------------------------------------------------------------------------------   ----------------
GROWTH AND          HIGH         SHORT DURATION     SMALL-CAP     MID-CAP                             SOCIALLY          JNF
  INCOME      INCOME BOND (m)*      BOND (n)*     GROWTH (ak)*     GROWTH     PARTNERS    REGENCY    RESPONSIVE    BALANCED (k)*
----------------------------------------------------------------------------------------------------------------------------------
$    12,519   $             14   $        4,136   $         --   $      --   $   3,737   $     569   $        3   $       129,004

     11,197                  1            1,573            100         728       6,015       1,266           37            74,793
----------------------------------------------------------------------------------------------------------------------------------
      1,322                 13            2,563           (100)       (728)     (2,278)       (697)         (34)           54,211
----------------------------------------------------------------------------------------------------------------------------------

    121,122                 --           (1,834)            14      14,922      27,028       7,337          275            (3,757)

      4,695                 --               --             --          --       1,940         589           12                --

     64,338                 --               --            128          --      56,544       2,830           --                --
----------------------------------------------------------------------------------------------------------------------------------
    190,155                 --           (1,834)           142      14,922      85,512      10,756          287            (3,757)
----------------------------------------------------------------------------------------------------------------------------------

   (162,288)               (15)           5,115           (710)     (4,122)    (36,518)     (7,618)           4          (279,728)
----------------------------------------------------------------------------------------------------------------------------------
$    29,189   $             (2)  $        5,844   $       (668)  $  10,072   $  46,716   $   2,441   $      257   $      (229,274)
==================================================================================================================================

==================================================================================================================================
LORD ABBETT
SERIES FUND                                                                                                       NORTHERN LIGHTS
(CONTINUED)                                             NEUBERGER BERMAN ADVISER MANAGEMENT TRUST                  VARIABLE TRUST
-----------   -------------------------------------------------------------------------------------------------   ----------------
GROWTH AND          HIGH         SHORT DURATION     SMALL-CAP     MID-CAP                             SOCIALLY          JNF
  INCOME      INCOME BOND (m)*      BOND (n)*     GROWTH (ak)*     GROWTH     PARTNERS    REGENCY    RESPONSIVE    BALANCED (k)*
----------------------------------------------------------------------------------------------------------------------------------
$     1,322   $             13   $        2,563   $       (100)  $    (728)  $  (2,278)  $    (697)  $      (34)  $        54,211
    190,155                 --           (1,834)           142      14,922      85,512      10,756          287            (3,757)

   (162,288)               (15)           5,115           (710)     (4,122)    (36,518)     (7,618)           4          (279,728)
----------------------------------------------------------------------------------------------------------------------------------
     29,189                 (2)           5,844           (668)     10,072      46,716       2,441          257          (229,274)
----------------------------------------------------------------------------------------------------------------------------------

     89,253                143            9,808             --      12,068      17,344      13,592          810           334,990
   (347,977)                --          (32,471)            --        (112)    (60,514)    (66,857)        (619)         (685,531)
    (29,745)                --           (6,404)        10,018      31,313     (38,688)      5,455         (959)       11,334,714
----------------------------------------------------------------------------------------------------------------------------------

   (288,469)               143          (29,067)        10,018      43,269     (81,858)    (47,810)        (768)       10,984,173
----------------------------------------------------------------------------------------------------------------------------------
   (259,280)               141          (23,223)         9,350      53,341     (35,142)    (45,369)        (511)       10,754,899
----------------------------------------------------------------------------------------------------------------------------------
  1,271,788                 42          169,496          7,268      52,154     590,729     170,617        4,491                --
----------------------------------------------------------------------------------------------------------------------------------
$ 1,012,508   $            183   $      146,273   $     16,618   $ 105,495   $ 555,587   $ 125,248   $    3,980   $    10,754,899
==================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

===================================================================================================================================
                                                               NORTHERN LIGHTS
                                                                  VARIABLE
                                                              TRUST (CONTINUED)             PIMCO VARIABLE INSURANCE TRUST
                                                              -----------------   -------------------------------------------------
                                                                                                                          FOREIGN
                                                                                               COMMODITY-    EMERGING       BOND
                                                                     JNF              ALL      REALRETURN     MARKETS    US DOLLAR-
                                                                 EQUITY (k)*         ASSET      STRATEGY       BOND        HEDGED
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..   $              --   $       29   $      490   $      649   $       --
Expenses:
   Mortality and expense risk fees ........................             742,647           10           55          114           --
-----------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ......................            (742,647)          19          435          535           --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares .....................................            (589,549)         (48)      (1,606)        (562)          --
   Net realized short-term capital gain distributions from
     investments in portfolio shares ......................                  --           --           --           64           --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ......................                  --           --           --          102           --
-----------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio
       shares .............................................            (589,549)         (48)      (1,606)        (396)          --
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ........................         (10,399,905)         126        1,806         (246)          --
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations .........................................   $     (11,732,101)  $       97   $      635   $     (107)  $       --
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

===================================================================================================================================
                                                               NORTHERN LIGHTS
                                                                  VARIABLE
                                                              TRUST (CONTINUED)             PIMCO VARIABLE INSURANCE TRUST
                                                              -----------------   -------------------------------------------------
                                                                                                                          FOREIGN
                                                                                               COMMODITY-    EMERGING       BOND
                                                                     JNF              ALL      REALRETURN     MARKETS    US DOLLAR-
                                                                 EQUITY (k)*         ASSET      STRATEGY       BOND        HEDGED
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ........................   $        (742,647)  $       19   $      435   $      535   $       --
   Net realized gain (loss) on investments in portfolio
     shares ...............................................            (589,549)         (48)      (1,606)        (396)          --
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ......................         (10,399,905)         126        1,806         (246)          --
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations          (11,732,101)          97          635         (107)          --
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ....           1,247,424           --           --            1           27
   Contract redemptions ...................................          (8,387,089)      (3,049)     (13,703)          --           --
   Net transfers (including mortality transfers) ..........         116,452,089           --        1,626        8,583           --
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract
       owners' transactions ...............................         109,312,424       (3,049)     (12,077)       8,584           27
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets ................          97,580,323       (2,952)     (11,442)       8,477           27
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................                  --        2,952       13,786           --           --
-----------------------------------------------------------------------------------------------------------------------------------
     Net assets, end of period ............................   $      97,580,323   $       --   $    2,344   $    8,477   $       27
===================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===========================================================================================================================
                                       PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
                                                                     REALESTATE-
GLOBAL BOND     HIGH         LONG TERM       LOW         MONEY       REALRETURN       REAL        SHORT-     STOCKSPLUS(R)
 UNHEDGED       YIELD      US GOVERNMENT   DURATION      MARKET       STRATEGY       RETURN        TERM      TOTAL RETURN
---------------------------------------------------------------------------------------------------------------------------
$       467   $      317   $       1,045   $    219   $    336,619   $     2,916   $   11,270   $    5,084   $           2

        138           47             230         48         70,788           131        2,416        1,088              --
---------------------------------------------------------------------------------------------------------------------------
        329          270             815        171        265,831         2,785        8,854        3,996               2
---------------------------------------------------------------------------------------------------------------------------

     (1,933)         244           1,750        169             --        (5,717)     (10,575)        (331)             --

         97           --              --         --             --            --          512           --               5

         92           --              --         --             --            --            2           --               6
---------------------------------------------------------------------------------------------------------------------------
     (1,744)         244           1,750        169             --        (5,717)     (10,061)        (331)             11
---------------------------------------------------------------------------------------------------------------------------

          2         (191)            726         --             --        (1,406)      23,739           91             (15)
---------------------------------------------------------------------------------------------------------------------------
$    (1,413)  $      323   $       3,291   $    340   $    265,831   $    (4,338)  $   22,532   $    3,756   $          (2)
===========================================================================================================================

===========================================================================================================================
                                       PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
                                                                     REALESTATE-
GLOBAL BOND     HIGH         LONG TERM       LOW         MONEY       REALRETURN       REAL        SHORT-     STOCKSPLUS(R)
 UNHEDGED       YIELD      US GOVERNMENT   DURATION      MARKET       STRATEGY       RETURN        TERM      TOTAL RETURN
---------------------------------------------------------------------------------------------------------------------------
$       329   $      270   $         815   $    171   $    265,831   $     2,785   $    8,854   $   3,996    $           2
     (1,744)         244           1,750        169             --        (5,717)     (10,061)       (331)              11

          2         (191)            726         --             --        (1,406)      23,739          91              (15)
---------------------------------------------------------------------------------------------------------------------------
     (1,413)         323           3,291        340        265,831        (4,338)      22,532       3,756               (2)
---------------------------------------------------------------------------------------------------------------------------

        108          224             264         --        330,991           181       10,282       8,590              216
         --           --          (4,961)    (5,031)    (1,018,337)           --      (69,016)    (60,302)              --
      1,343       (5,082)         53,071      4,691      9,544,495        96,269       93,546      96,218               --
---------------------------------------------------------------------------------------------------------------------------

      1,451       (4,858)         48,374       (340)     8,857,149        96,450       34,812      44,506              216
---------------------------------------------------------------------------------------------------------------------------
         38       (4,535)         51,665         --      9,122,980        92,112       57,344      48,262              214
---------------------------------------------------------------------------------------------------------------------------
        443        8,287              --         --        248,254            --      165,624      82,532               --
---------------------------------------------------------------------------------------------------------------------------
$       481   $    3,752   $      51,665   $     --   $  9,371,234   $    92,112   $  222,968   $ 130,794    $         214
===========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                            PIMCO
                                                                           VARIABLE
                                                                          INSURANCE
                                                                            TRUST
                                                                         (CONTINUED)          PIONEER VARIABLE CONTRACTS TRUST
                                                                         -----------   ---------------------------------------------
                                                                            TOTAL         CORE      CULLEN    EMERGING     EQUITY
                                                                            RETURN     BOND (ag)*    VALUE     MARKETS     INCOME
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............   $    11,855   $      198   $   --   $     336   $    9,329
Expenses:
   Mortality and expense risk fees ...................................         2,472           47       --       2,427        4,015
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ................................         9,383          151       --      (2,091)       5,314
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in portfolio
      shares .........................................................           506          391       --       2,782       27,594
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................            --           --       --         478          565
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................            --           --       --       9,529       12,503
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio shares ....           506          391       --      12,789       40,662
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................        13,484           --       --       8,012      (43,033)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ..........   $    23,373   $      542   $   --   $  18,710   $    2,943
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                            PIMCO
                                                                           VARIABLE
                                                                          INSURANCE
                                                                            TRUST
                                                                         (CONTINUED)          PIONEER VARIABLE CONTRACTS TRUST
                                                                         -----------   ---------------------------------------------
                                                                            TOTAL         CORE      CULLEN    EMERGING     EQUITY
                                                                            RETURN     BOND (ag)*    VALUE     MARKETS     INCOME
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................   $     9,383   $      151   $   --   $  (2,091)  $    5,314
   Net realized gain (loss) on investments in portfolio shares .......           506          391       --      12,789       40,662
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................        13,484           --       --       8,012      (43,033)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ..........        23,373          542       --      18,710        2,943
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ...............        40,908          441       10      15,270       16,865
   Contract redemptions ..............................................       (66,288)          --       --      (5,559)    (144,713)
   Net transfers (including mortality transfers) .....................       144,919         (983)      --     690,902       86,362
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract owners'
         transactions ................................................       119,539         (542)      10     700,613      (41,486)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ..........................       142,912           --       10     719,323      (38,543)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................       183,230           --       --      60,045      392,221
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ......................................   $   326,142   $       --   $   10   $ 779,368   $  353,678
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=============================================================================================================================
                                                                                ROYCE
           PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)                     CAPITAL FUND            RYDEX VARIABLE TRUST
------------------------------------------------------------------   --------------------------------------------------------
                                                                                                                   ABSOLUTE
                 GLOBAL        HIGH      INTERNATIONAL    MID CAP                                CLS ADVISORONE     RETURN
     FUND      HIGH YIELD      YIELD         VALUE         VALUE      MICRO-CAP     SMALL-CAP        AMERIGO      STRATEGIES
-----------------------------------------------------------------------------------------------------------------------------
$        193   $      660   $    3,525   $          20   $      61   $    10,573   $       260   $            8   $       28

         211           91          692              89          78         7,131         5,652               20           44
-----------------------------------------------------------------------------------------------------------------------------
         (18)         569        2,833             (69)        (17)        3,442        (5,392)             (12)         (16)
-----------------------------------------------------------------------------------------------------------------------------

       2,706          228        2,458              99           2        31,130        39,135                6         (863)

          --            7            6              --         172        17,325         7,443               51            4

          --            6           51              70         917        42,925        15,199               26            3
-----------------------------------------------------------------------------------------------------------------------------
       2,706          241        2,515             169       1,091        91,380        61,777               83         (856)
-----------------------------------------------------------------------------------------------------------------------------

      (2,237)          --       (3,173)           (243)     (1,665)      (75,874)      (66,175)             164          477
-----------------------------------------------------------------------------------------------------------------------------
$        451   $      810   $    2,175   $        (143)  $    (591)  $    18,948   $    (9,790)  $          235   $     (395)
=============================================================================================================================

=============================================================================================================================
                                                                                ROYCE
           PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)                     CAPITAL FUND            RYDEX VARIABLE TRUST
------------------------------------------------------------------   --------------------------------------------------------
                                                                                                                   ABSOLUTE
                 GLOBAL        HIGH      INTERNATIONAL    MID CAP                                CLS ADVISORONE     RETURN
     FUND      HIGH YIELD      YIELD         VALUE         VALUE      MICRO-CAP     SMALL-CAP        AMERIGO      STRATEGIES
-----------------------------------------------------------------------------------------------------------------------------
$        (18)  $      569   $    2,833   $         (69)  $     (17)  $     3,442   $    (5,392)  $          (12)  $      (16)
       2,706          241        2,515             169       1,091        91,380        61,777               83         (856)

      (2,237)          --       (3,173)           (243)     (1,665)      (75,874)      (66,175)             164          477
-----------------------------------------------------------------------------------------------------------------------------
         451          810        2,175            (143)       (591)       18,948        (9,790)             235         (395)
-----------------------------------------------------------------------------------------------------------------------------

       2,154           77        2,901             747       3,602        64,032        48,809               (4)          --
      (3,685)         (68)      (1,569)             --          --       (45,972)      (64,480)              --         (326)
      (1,106)        (819)      29,445          20,671       7,178           305       (48,543)              --      (62,562)
-----------------------------------------------------------------------------------------------------------------------------

      (2,637)        (810)      30,777          21,418      10,780        18,365       (64,214)              (4)     (62,888)
-----------------------------------------------------------------------------------------------------------------------------
      (2,186)          --       32,952          21,275      10,189        37,313       (74,004)             231      (63,283)
-----------------------------------------------------------------------------------------------------------------------------
      20,789           --       57,924             475       1,523       665,558       569,098            1,830       64,036
-----------------------------------------------------------------------------------------------------------------------------
$     18,603   $       --   $   90,876   $      21,750   $  11,712   $   702,871   $   495,094   $        2,061   $      753
=============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                 RYDEX VARIABLE TRUST (CONTINUED)
                                                                 -------------------------------------------------------------------
                                                                               BASIC                     COMMODITIES      CONSUMER
                                                                  BANKING    MATERIALS   BIOTECHNOLOGY   STRATEGY (o)*    PRODUCTS
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .....   $     533   $     554   $          --   $          --   $      439
Expenses:
   Mortality and expense risk fees ...........................          84       2,680             284             201          448
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ........................         449      (2,126)           (284)           (201)          (9)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ........................      (1,849)     52,820             574            (624)       5,639
   Net realized short-term capital gain distributions
      from investments in portfolio shares ...................          --      18,214              --              --        1,176
   Net realized long-term capital gain distributions
      from investments in portfolio shares ...................          --      11,993              --              --          715
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio
         shares ..............................................      (1,849)     83,027             574            (624)       7,530
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...........................        (441)    (26,041)            726             514       (4,428)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ..   $  (1,841)  $  54,860   $       1,016   $        (311)  $    3,093
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                 RYDEX VARIABLE TRUST (CONTINUED)
                                                                 -------------------------------------------------------------------
                                                                               BASIC                     COMMODITIES      CONSUMER
                                                                  BANKING    MATERIALS   BIOTECHNOLOGY   STRATEGY (o)*    PRODUCTS
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...........................   $     449   $  (2,126)  $        (284)  $        (201)  $       (9)
   Net realized gain (loss) on investments in portfolio
      shares .................................................      (1,849)     83,027             574            (624)       7,530
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ........................        (441)    (26,041)            726             514       (4,428)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ..      (1,841)     54,860           1,016            (311)       3,093
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .......          75       3,333             989           1,760        7,415
   Contract redemptions ......................................        (222)     (7,413)           (407)             --          (18)
   Net transfers (including mortality transfers) .............      17,608     324,109          (3,135)          3,130      (68,950)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions .......................      17,461     320,029          (2,553)          4,890      (61,553)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ..................      15,620     374,889          (1,537)          4,579      (58,460)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................      11,828     102,564          26,984           8,335       84,882
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ..............................   $  27,448   $ 477,453   $      25,447   $      12,914   $   26,422
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                  RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                           ESSENTIAL                                    GOVERNMENT
     DOW                                        ENERGY     PORTFOLIO    EUROPE 1.25X    FINANCIAL       LONG BOND          HEALTH
2X STRATEGY (p)*   ELECTRONICS     ENERGY      SERVICES    AGGRESSIVE   STRATEGY (q)*   SERVICES    1.2X STRATEGY (r)*      CARE
------------------------------------------------------------------------------------------------------------------------------------
$            270   $        --   $      --   $        --   $       --   $       1,933   $      12   $            2,411   $      --

             239           504       6,602        11,221            3             675           4                  691       1,156
------------------------------------------------------------------------------------------------------------------------------------
              31          (504)     (6,602)      (11,221)          (3)          1,258           8                1,720      (1,156)
------------------------------------------------------------------------------------------------------------------------------------

          (3,109)       (4,607)    (48,794)      101,104         (345)          6,946          --                6,983       3,262

           2,704            --       1,875         2,036           --           6,870          34                   --       1,881

             175            --      78,984        79,521           --             964          32                   --          99
------------------------------------------------------------------------------------------------------------------------------------
            (230)       (4,607)     32,065       182,661         (345)         14,780          66                6,983       5,242
------------------------------------------------------------------------------------------------------------------------------------

          (2,358)       (7,584)    149,292       149,899           --         (10,101)       (168)                (210)      1,022
------------------------------------------------------------------------------------------------------------------------------------
$         (2,557)  $   (12,695)  $ 174,755   $   321,339   $     (348)  $       5,937   $     (94)  $            8,493   $   5,108
====================================================================================================================================

====================================================================================================================================
                                                  RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                           ESSENTIAL                                   GOVERNMENT
     DOW                                      ENERGY       PORTFOLIO    EUROPE 1.25X    FINANCIAL       LONG BOND         HEALTH
2X STRATEGY (p)*   ELECTRONICS     ENERGY    SERVICES      AGGRESSIVE   STRATEGY (q)*   SERVICES    1.2X STRATEGY (r)*     CARE
------------------------------------------------------------------------------------------------------------------------------------
$             31   $      (504)  $  (6,602)  $   (11,221)  $       (3)  $       1,258   $       8   $            1,720   $  (1,156)
            (230)       (4,607)     32,065       182,661         (345)         14,780          66                6,983       5,242

          (2,358)       (7,584)    149,292       149,899           --         (10,101)       (168)                (210)      1,022
------------------------------------------------------------------------------------------------------------------------------------
          (2,557)      (12,695)    174,755       321,339         (348)          5,937         (94)               8,493       5,108
------------------------------------------------------------------------------------------------------------------------------------

             360            --      66,659        83,507           --               3         425                2,277       1,808
            (968)       (2,860)    (17,543)      (19,926)          --            (264)        (27)              (1,341)     (1,254)
          24,626        60,581      65,412       571,574          348          44,199          --               21,325       3,130
------------------------------------------------------------------------------------------------------------------------------------

          24,018        57,721     114,528       635,155          348          43,938         398               22,261       3,684
------------------------------------------------------------------------------------------------------------------------------------
          21,461        45,026     289,283       956,494           --          49,875         304               30,754       8,792
------------------------------------------------------------------------------------------------------------------------------------
          24,786        12,262     565,566       645,379           --          41,284         212               65,952     104,495
------------------------------------------------------------------------------------------------------------------------------------
$         46,247   $    57,288   $ 854,849   $ 1,601,873   $       --   $      91,159   $     516   $           96,706   $ 113,287
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

===================================================================================================================================
                                                                                RYDEX VARIABLE TRUST (CONTINUED)
                                                                -------------------------------------------------------------------
                                                                                                        INVERSE
                                                                                       INVERSE         GOVERNMENT      INVERSE
                                                                 HEDGED                  DOW            LONG BOND      MID-CAP
                                                                 EQUITY  INTERNET  2X STRATEGY (s)*  STRATEGY (t)*  STRATEGY (u)*
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .....  $    --  $     --  $             89  $         108  $           33
Expenses:
   Mortality and expense risk fees ...........................        3        61               142             56               8
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ........................       (3)      (61)              (53)            52              25
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
       portfolio shares ......................................     (250)   (2,119)          (10,331)          (989)            (38)
   Net realized short-term capital gain distributions from
     investments in portfolio shares .........................       --        --                --             --              --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .........................       --        --                --             --              --
-----------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in
          portfolio shares ...................................     (250)   (2,119)          (10,331)          (989)            (38)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...........................       --        --               259           (100)              2
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ..  $  (253) $ (2,180) $        (10,125) $      (1,037) $          (11)
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

===================================================================================================================================
                                                                                RYDEX VARIABLE TRUST (CONTINUED)
                                                                -------------------------------------------------------------------
                                                                                                        INVERSE
                                                                                       INVERSE         GOVERNMENT      INVERSE
                                                                 HEDGED                  DOW            LONG BOND      MID-CAP
                                                                 EQUITY  INTERNET  2X STRATEGY (s)*  STRATEGY (t)*  STRATEGY (u)*
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...........................  $    (3) $    (61) $            (53) $          52  $           25
   Net realized gain (loss) on investments in portfolio
      shares .................................................     (250)   (2,119)          (10,331)          (989)            (38)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .........................       --        --               259           (100)              2
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ..     (253)   (2,180)          (10,125)        (1,037)            (11)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .......       --        --                --             61             422
   Contract redemptions ......................................       --        --                --             --              --
   Net transfers (including mortality transfers) .............      253     2,180             7,953           (440)              3
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions ................................      253     2,180             7,953           (379)            425
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ..................       --        --            (2,172)        (1,416)            414
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................       --        --             3,952          3,636             582
-----------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ..............................  $    --  $     --  $          1,780  $       2,220  $          996
===================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================
                                                      RYDEX VARIABLE TRUST (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
   INVERSE       INVERSE        INVERSE
NASDAQ-100(R)  RUSSELL 2000      S&P 500      JAPAN 1.25X   LARGE-CAP  LARGE-CAP             MID CAP 1.5X   MID-CAP
STRATEGY (v)*  STRATEGY (w)*  STRATEGY (x)*  STRATEGY (y)*    GROWTH     VALUE     LEISURE  STRATEGY (z)*   GROWTH
--------------------------------------------------------------------------------------------------------------------
$          --  $         287  $       3,136  $       1,418  $      --  $   1,453  $     --  $         909  $     --
          146            276            860            302        154      1,632       137            676        60
--------------------------------------------------------------------------------------------------------------------
         (146)            11          2,276          1,116       (154)      (179)     (137)           233       (60)
--------------------------------------------------------------------------------------------------------------------

       (2,327)       (11,378)       (11,663)        (4,585)       (30)    15,847     1,715         (4,092)      240

           --             --             --             --        191      6,819     1,184          1,960       459

           --             --             --             --         69      3,941       349          4,910       395
--------------------------------------------------------------------------------------------------------------------
       (2,327)       (11,378)       (11,663)        (4,585)       230     26,607     3,248          2,778     1,094
--------------------------------------------------------------------------------------------------------------------

           --             (5)         8,674          1,463        157    (24,483)   (2,595)        (2,113)   (1,240)
--------------------------------------------------------------------------------------------------------------------
$      (2,473)  $    (11,372) $        (713) $      (2,006) $     233  $   1,945  $    516  $         898  $   (206)
====================================================================================================================

====================================================================================================================
                                                      RYDEX VARIABLE TRUST (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
   INVERSE       INVERSE        INVERSE
NASDAQ-100(R)  RUSSELL 2000      S&P 500      JAPAN 1.25X   LARGE-CAP  LARGE-CAP             MID CAP 1.5X   MID-CAP
STRATEGY (v)*  STRATEGY (w)*  STRATEGY (x)*  STRATEGY (y)*    GROWTH     VALUE     LEISURE  STRATEGY (z)*   GROWTH
--------------------------------------------------------------------------------------------------------------------
$        (146) $          11  $       2,276  $       1,116  $    (154) $    (179) $   (137) $         233  $    (60)
       (2,327)       (11,378)       (11,663)        (4,585)       230     26,607     3,248          2,778     1,094
           --             (5)         8,674          1,463        157    (24,483)   (2,595)        (2,113)   (1,240)
--------------------------------------------------------------------------------------------------------------------
       (2,473)       (11,372)          (713)        (2,006)       233      1,945       516            898      (206)
--------------------------------------------------------------------------------------------------------------------

           --              1             --             --      5,855      3,442      (664)         1,388     6,659
           --            (20)           (20)          (181)        (3)   (84,393)     (523)       (58,088)       --
      (47,414)       (20,331)        (1,355)       (43,498)    (6,635)  (109,737)  (19,160)        86,359     3,541
--------------------------------------------------------------------------------------------------------------------
      (47,414)       (20,350)        (1,375)       (43,679)      (783)  (190,688)  (20,347)        29,659    10,200
--------------------------------------------------------------------------------------------------------------------
      (49,887)       (31,722)        (2,088)       (45,685)      (550)  (188,743)  (19,831)        30,557     9,994
--------------------------------------------------------------------------------------------------------------------
       49,887         36,417         62,668         69,966     12,307    265,335    28,595         26,763     1,757
--------------------------------------------------------------------------------------------------------------------
$          --  $       4,695  $      60,580  $      24,281  $  11,757  $  76,592  $  8,764  $      57,320  $ 11,751
====================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

===================================================================================================================================
                                                                               RYDEX VARIABLE TRUST (CONTINUED)
                                                           ------------------------------------------------------------------------
                                                            MID-CAP    MULTI-CAP              NASDAQ-100(R) 2X
                                                             VALUE    CORE EQUITY     NOVA     STRATEGY (aa)*   NASDAQ-100(R) (al)*
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ............................................  $     125  $         1  $     847  $           401   $               147
Expenses:
   Mortality and expense risk fees ......................        142            3        665              500                 2,265
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ...................        (17)          (2)       182              (99)               (2,118)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ...............................     (1,788)         (64)     7,996           (6,891)               33,203
   Net realized short-term capital gain distributions
      from investments in portfolio shares ..............         --           12         --               --                    --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ..............          6            6         --               --                    --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in
         portfolio shares ...............................     (1,782)         (46)     7,996           (6,891)               33,203
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ...................     (1,651)         (52)    (5,277)          (9,249)                2,564
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .....................................  $  (3,450) $      (100) $   2,901  $       (16,239)  $            33,649
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

===================================================================================================================================
                                                                               RYDEX VARIABLE TRUST (CONTINUED)
                                                           ------------------------------------------------------------------------
                                                            MID-CAP    MULTI-CAP              NASDAQ-100(R) 2X
                                                             VALUE    CORE EQUITY     NOVA     STRATEGY (aa)*   NASDAQ-100(R) (al)*
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ......................  $     (17) $        (2) $     182  $           (99)  $            (2,118)
   Net realized gain (loss) on investments in
      portfolio shares ..................................     (1,782)         (46)     7,996           (6,891)               33,203
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio
      shares ............................................     (1,651)         (52)    (5,277)          (9,249)                2,564
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
           operations ...................................     (3,450)        (100)     2,901          (16,239)               33,649
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
      breakage) .........................................        954           --        866              338                10,744
   Contract redemptions .................................        (71)          --       (141)          (2,310)              (66,342)
   Net transfers (including mortality transfers) ........     (2,002)         316    (32,026)         136,392                51,941
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ..................     (1,119)         316    (31,301)         134,420                (3,657)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets .............     (4,569)         216    (28,400)         118,181                29,992
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .........................     10,668           --     87,906            6,133               212,788
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period .........................  $   6,099  $       216  $  59,506  $       124,314   $           242,780
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===========================================================================================================================
                                              RYDEX VARIABLE TRUST (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
                                          RUSSELL         RUSSELL
PRECIOUS       REAL                      2000 1.5X        2000 2X         S&P 500 2X      SECTOR     SMALL-CAP   SMALL-CAP
 METALS       ESTATE      RETAILING   STRATEGY (ab)*   STRATEGY (ac)*   STRATEGY (ad)*   ROTATION     GROWTH       VALUE
---------------------------------------------------------------------------------------------------------------------------
$      --     $   1,414   $      --   $        4,258   $           --   $          156   $     --    $      --   $     340

    3,407           970          40            2,476               65              181        480          126       1,729
---------------------------------------------------------------------------------------------------------------------------
   (3,407)          444         (40)           1,782              (65)             (25)      (480)        (126)     (1,389)
---------------------------------------------------------------------------------------------------------------------------
   79,374        (2,879)        410           28,255          (13,055)           1,633      3,425          441       8,077

       --         3,526          --               --               --            1,339      6,232          494      14,370

       --         3,526          --           14,292               --              328      2,584          349      10,006
---------------------------------------------------------------------------------------------------------------------------
   79,374         4,173         410           42,547          (13,055)           3,300     12,241        1,284      32,453
---------------------------------------------------------------------------------------------------------------------------

  (12,848)      (16,855)        215          (61,156)            (250)          (2,602)    (3,315)      (1,584)    (60,322)
---------------------------------------------------------------------------------------------------------------------------
$  63,119     $ (12,238)  $     585   $      (16,827)  $      (13,370)  $          673   $  8,446    $    (426)  $ (29,258)
===========================================================================================================================

===========================================================================================================================
                                              RYDEX VARIABLE TRUST (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
                                          RUSSELL         RUSSELL
PRECIOUS       REAL                      2000 1.5X        2000 2X         S&P 500 2X      SECTOR     SMALL-CAP   SMALL-CAP
 METALS       ESTATE      RETAILING   STRATEGY (ab)*   STRATEGY (ac)*   STRATEGY (ad)*   ROTATION     GROWTH       VALUE
---------------------------------------------------------------------------------------------------------------------------
$  (3,407)    $     444   $     (40)  $        1,782   $          (65)  $          (25)  $   (480)   $    (126)  $  (1,389)
   79,374         4,173         410           42,547          (13,055)           3,300     12,241        1,284      32,453

  (12,848)      (16,855)        215          (61,156)            (250)          (2,602)    (3,315)      (1,584)    (60,322)
---------------------------------------------------------------------------------------------------------------------------
   63,119       (12,238)        585          (16,827)         (13,370)             673      8,446         (426)    (29,258)
---------------------------------------------------------------------------------------------------------------------------

    3,243         8,144          --              193             (130)           9,164     39,378          560       7,775
   (2,309)       (9,832)         --             (259)              --             (552)       (15)          --      (3,445)
  (92,244)      (27,948)    (10,143)         (78,911)          53,616          (21,656)    45,568      (17,270)    (59,578)
---------------------------------------------------------------------------------------------------------------------------

  (91,310)      (29,636)    (10,143)         (78,977)          53,486          (13,044)    84,931      (16,710)    (55,248)
---------------------------------------------------------------------------------------------------------------------------
  (28,191)      (41,874)     (9,558)         (95,804)          40,116          (12,371)    93,377      (17,136)    (84,506)
---------------------------------------------------------------------------------------------------------------------------
  353,384        84,683       9,558          294,119               --           28,085     13,999       27,529     206,631
---------------------------------------------------------------------------------------------------------------------------
$ 325,193     $  42,809   $      --   $      198,315   $       40,116   $       15,714   $107,376    $  10,393   $ 122,125
===========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                              RYDEX VARIABLE TRUST (CONTINUED)
                                                         ---------------------------------------------------------------------------
                                                                                                                            U.S.
                                                          STRENGTHENING                                                  GOVERNMENT
                                                            DOLLAR 2X                       TELE-                           MONEY
                                                         STRATEGY (ae)*   TECHNOLOGY   COMMUNICATIONS   TRANSPORTATION     MARKET
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares .........................................   $           --   $       --   $          177   $           --   $   13,037
Expenses:
   Mortality and expense risk fees ...................               31          133            1,146              240        3,439
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ................              (31)        (133)            (969)            (240)       9,598
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................              142        1,435           14,943           (6,136)          --
   Net realized short-term capital gain distributions
      from investments in portfolio shares ...........               --           --               --               --           --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ...........               --           --               --               --           --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in
         portfolio shares ............................              142        1,435           14,943           (6,136)          --
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ................               --         (581)          (4,380)             267           --
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ..................................   $          111   $      721   $        9,594   $       (6,109)  $    9,598
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                              RYDEX VARIABLE TRUST (CONTINUED)
                                                         ---------------------------------------------------------------------------
                                                                                                                            U.S.
                                                          STRENGTHENING                                                  GOVERNMENT
                                                            DOLLAR 2X                       TELE-                           MONEY
                                                         STRATEGY (ae)*   TECHNOLOGY   COMMUNICATIONS   TRANSPORTATION     MARKET
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................   $          (31)  $     (133)  $         (969)  $         (240)  $    9,598
   Net realized gain (loss) on investments in
      portfolio shares ...............................              142        1,435           14,943           (6,136)          --
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio
      shares .........................................               --         (581)          (4,380)             267           --
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ..................................              111          721            9,594           (6,109)       9,598
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
      breakage) ......................................              (30)         398              (11)              --      148,976
   Contract redemptions ..............................               --       (3,003)          (1,634)            (530)     (36,504)
   Net transfers (including mortality transfers) .....              (81)       9,267            2,877           (1,283)    (168,735)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ...............             (111)       6,662            1,232           (1,813)     (56,263)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets ..........               --        7,383           10,826           (7,922)     (46,665)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................               --        1,407           89,684            7,922      323,313
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of period ......................   $           --   $    8,790   $      100,510   $           --   $  276,648
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==================================================================================================================================
                                                                     THIRD
                                                                     AVENUE
                                                                   VARIABLE
RYDEX VARIABLE TRUST (CONTINUED)        SELIGMAN PORTFOLIOS       SERIES TRUST          VAN ECK WORLDWIDE INSURANCE TRUST
--------------------------------   ----------------------------   ------------   -------------------------------------------------
                    WEAKENING      COMMUNICATIONS
                    DOLLAR 2X            AND           GLOBAL                    ABSOLUTE                EMERGING         HARD
  UTILITIES      STRATEGY (af)*      INFORMATION     TECHNOLOGY       VALUE       RETURN       BOND       MARKETS        ASSETS
----------------------------------------------------------------------------------------------------------------------------------
$        1,360   $           175   $            --   $      --    $     20,337   $      8   $   8,170   $     3,053   $     1,002

           970                63               965          949          9,496         21       1,450         8,714        11,400
----------------------------------------------------------------------------------------------------------------------------------
           390               112              (965)        (949)        10,841        (13)      6,720        (5,661)      (10,398)
----------------------------------------------------------------------------------------------------------------------------------

         9,416               220            13,000       24,230         81,150        (71)     (1,142)       73,820       100,948

         4,299                --                --           --            867         12          --        47,576        29,015

         4,879                --                --           --         57,746         14          --        73,017        68,740
----------------------------------------------------------------------------------------------------------------------------------
        18,594               220            13,000       24,230        139,763        (45)     (1,142)      194,413       198,703
----------------------------------------------------------------------------------------------------------------------------------

        (9,095)             (179)           (1,031)      (8,416)      (206,206)         5       4,989        26,806       210,166
----------------------------------------------------------------------------------------------------------------------------------
$        9,889   $           153   $        11,004   $   14,865   $    (55,602)  $    (53)  $  10,567   $   215,558   $   398,471
==================================================================================================================================

==================================================================================================================================
                                                                     THIRD
                                                                     AVENUE
                                                                   VARIABLE
RYDEX VARIABLE TRUST (CONTINUED)        SELIGMAN PORTFOLIOS       SERIES TRUST            VAN ECK WORLDWIDE INSURANCE TRUST
--------------------------------   ----------------------------   ------------   -------------------------------------------------
                    WEAKENING      COMMUNICATIONS
                    DOLLAR 2X            AND           GLOBAL                    ABSOLUTE                EMERGING         HARD
  UTILITIES      STRATEGY (af)*      INFORMATION     TECHNOLOGY       VALUE       RETURN       BOND       MARKETS        ASSETS
----------------------------------------------------------------------------------------------------------------------------------
$          390   $           112   $          (965)  $     (949)  $     10,841   $    (13)  $   6,720   $    (5,661)  $   (10,398)
        18,594               220            13,000       24,230        139,763        (45)     (1,142)      194,413       198,703
        (9,095)             (179)           (1,031)      (8,416)      (206,206)         5       4,989        26,806       210,166
----------------------------------------------------------------------------------------------------------------------------------
         9,889               153            11,004       14,865        (55,602)       (53)     10,567       215,558       398,471
----------------------------------------------------------------------------------------------------------------------------------

         8,150             1,321             2,589        2,481        131,398         82       1,318        38,951        85,791
       (20,797)               --           (14,045)     (81,597)      (101,757)      (195)    (20,019)      (61,820)      (95,355)
         7,319            (1,352)           48,947        9,102        137,627      4,857      67,367       435,571       211,424
----------------------------------------------------------------------------------------------------------------------------------

        (5,328)              (31)           37,491      (70,014)       167,268      4,744      48,666       412,702       201,860
----------------------------------------------------------------------------------------------------------------------------------
         4,561               122            48,495      (55,149)       111,666      4,691      59,233       628,260       600,331
----------------------------------------------------------------------------------------------------------------------------------
        66,496             1,432            74,010      119,896        781,655      1,004     132,878       696,989       897,723
----------------------------------------------------------------------------------------------------------------------------------
$       71,057   $         1,554   $       122,505   $   64,747   $    893,321   $  5,695   $ 192,111   $ 1,325,249   $ 1,498,054
==================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

===================================================================================================================================
                                                                           VAN ECK
                                                                          WORLDWIDE
                                                                          INSURANCE
                                                                            TRUST              WELLS FARGO
                                                                         (CONTINUED)       ADVANTAGE VT FUNDS
                                                                         ------------   -------------------------   ---------------
                                                                             REAL                                      COMBINED
                                                                            ESTATE       DISCOVERY   OPPORTUNITY         TOTAL
-----------------------------------------------------------------------------------------------------------------   ---------------
Investment income:
   Income dividends from investments in portfolio shares .............   $     3,201    $       --   $     4,497    $    1,401,652
Expenses:
   Mortality and expense risk fees ...................................         2,765         6,609         8,009         1,930,641
-----------------------------------------------------------------------------------------------------------------   ---------------
      Net investment income (expense) ................................           436        (6,609)       (3,512)         (528,989)
-----------------------------------------------------------------------------------------------------------------   ---------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in portfolio
      shares .........................................................        15,254        92,249        39,003        28,285,478
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................            78            --        13,723           514,664
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................        30,761            --        91,652        14,608,540
-----------------------------------------------------------------------------------------------------------------   ---------------
      Net realized gain (loss) on investments in portfolio shares ....        46,093        92,249       144,378        43,408,682
-----------------------------------------------------------------------------------------------------------------   ---------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ...............................................       (44,420)       41,292      (105,226)      (38,431,131)
-----------------------------------------------------------------------------------------------------------------   ---------------
      Net increase (decrease) in net assets from operations ..........   $     2,109    $  126,932   $    35,640    $    4,448,562
=================================================================================================================   ===============

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

===================================================================================================================================
                                                                           VAN ECK
                                                                          WORLDWIDE
                                                                          INSURANCE
                                                                            TRUST              WELLS FARGO
                                                                         (CONTINUED)       ADVANTAGE VT FUNDS
                                                                         ------------   -------------------------   ---------------
                                                                             REAL                                      COMBINED
                                                                            ESTATE       DISCOVERY   OPPORTUNITY         TOTAL
-----------------------------------------------------------------------------------------------------------------   ---------------
Changes from operations:
   Net investment income (expense) ...................................   $       436    $   (6,609)  $    (3,512)   $     (528,989)
   Net realized gain (loss) on investments in portfolio shares .......        46,093        92,249       144,378        43,408,682
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................       (44,420)       41,292      (105,226)      (38,431,131)
-----------------------------------------------------------------------------------------------------------------   ---------------
      Net increase (decrease) in net assets from operations ..........         2,109       126,932        35,640         4,448,562
-----------------------------------------------------------------------------------------------------------------   ---------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ...............        27,492        25,145        69,291         7,142,384
   Contract redemptions ..............................................        (9,525)      (46,911)      (65,650)      (25,556,156)
   Net transfers (including mortality transfers) .....................       (14,339)      (37,577)       69,265        (1,586,933)
-----------------------------------------------------------------------------------------------------------------   ---------------
      Net increase (decrease) in net assets from contract owners'
         transactions ................................................         3,628       (59,343)       72,906       (20,000,705)
-----------------------------------------------------------------------------------------------------------------   ---------------
      Net increase (decrease) in net assets ..........................         5,737        67,589       108,546       (15,552,143)
-----------------------------------------------------------------------------------------------------------------   ---------------
Net assets, beginning of period ......................................       240,649       587,800       805,750       208,140,060
-----------------------------------------------------------------------------------------------------------------   ---------------
      Net assets, end of period ......................................   $   246,386    $  655,389   $   914,296    $  192,587,917
=================================================================================================================   ===============

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2008 AND 2007

================================================================================

(1)   GENERAL

      Jefferson National Life Annuity Account C ("Account C") was established in 1980 as a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. Account C is registered under the Investment Company Act of 1940, as amended (the "Act"), as a unit investment trust. Account C was originally registered with the U.S. Securities and Exchange Commission as a diversified open-end management investment company under the Act. Effective May 1, 1993, Account C was restructured into a single unit investment trust.

      The operations of Account C are included in the operations of Jefferson National Life Insurance Company (the "Company") pursuant to the provisions of the Texas Insurance Code.

      As of June 30, 2006, all outstanding shares of the Company were owned by JNF Holding Company, Inc., ("JNF Holdings"), an insurance holding company. Effective July 1, 2006, by way of the "Reorganization and Contribution Agreement" adopted by the Board of Directors of Inviva, Inc. (ultimate parent in 2006 and current shareholder) and accepted by the Board of Directors of JNF Holdings, all of the outstanding common stock of the Company was contributed from JNF Holdings to a new holding company, Jefferson National Financial Corp. ("JNFC") and from then forward the Company is wholly-owned by JNFC.

      As of December 31, 2007, JNFC was a subsidiary of Inviva, Inc. and JNF Holdings collectively. As of January 3, 2008, Inviva, Inc. completed a restructuring transaction whereby it exchanged $111.5 million of debt ($91.5 million principal and $20 million accrued interest) for (a) cash and new debt of approximately $9 million and $7.6 million, including future interest payments, respectively; and (b) a portion of its equity interest in JNFC. The new debt resides at JNFC, but will ultimately be serviced by the Company at an annual cost of approximately $0.3 million to $0.5 million. On January 2, 2008, to facilitate the restructuring, the Company paid a $3.6 million extraordinary distribution, which was approved by the Texas Department of Insurance. As of December 31, 2008, Inviva, Inc. remains a shareholder of JNFC through direct and indirect investments.

      JNF Advisors, Inc. ("JNF") was established in January 2007 as a registered investment adviser and is 100% owned by JNFC. JNF serves as adviser to the Northern Lights JNF portfolios, but sub-advises the investment management of these portfolios to an unaffiliated registered investment adviser.

      Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva and Conseco contained a provision that the Company would be indemnified by Conseco Life of Texas for all cases known as of the acquisition and for certain other matters.

      Currently, however, there are no legal proceedings to which Account C is a party or to which the assets of Account C are subject. Neither the Company nor Jefferson National Financial Securities Corporation, the distributor of the Account C's contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to Account C.

      The following investment subaccounts are available to new investors as of December 31, 2008:

AIM VARIABLE INSURANCE FUNDS
      Basic Value Fund Series II
      Core Equity Fund Series I
      Financial Services Fund Series I
      Global Health Care Fund Series I
      Global Real Estate Fund Series I
      High Yield Fund Series I
      Mid Cap Core Equity Fund Series II
      Technology Fund Series I

THE ALGER AMERICAN FUND
      Capital Appreciation Portfolio
      LargeCap Growth Portfolio
      MidCap Growth Portfolio

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
      Growth and Income Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
      Balanced Fund
      Income & Growth Fund
      Inflation Protection Fund
      International Fund
      Large Company Value Fund
      Ultra Fund
      Value Fund
      Vista Fund

DIREXION INSURANCE TRUST
      Dynamic VP HY Bond Fund

THE DREYFUS INVESTMENT PORTFOLIOS
      Dreyfus Small Cap Stock Index Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

DREYFUS STOCK INDEX FUND

DREYFUS VARIABLE INVESTMENT FUND
      International Value Portfolio

FEDERATED INSURANCE SERIES
      Capital Income Fund II
      High Income Bond Fund II
      International Equity Fund II
      Kaufmann Fund II
      Market Opportunity Fund II

JANUS ASPEN SERIES
      Balanced Portfolio
      Forty Portfolio
      Global Life Sciences Portfolio
      Growth and Income Portfolio
      Large Cap Growth Portfolio
      Mid Cap Growth Portfolio
      Perkins Mid Cap Value Portfolio
      Perkins Small Company Value Portfolio - Service
      Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
      Emerging Markets Portfolio
      International Equity Portfolio
      US Small Cap Equity Portfolio
      US Strategic Equity Portfolio

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008 AND 2007

================================================================================

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
      Aggressive Growth Portfolio
      Capital and Income Portfolio
      Fundamental Value Portfolio
      Large Cap Growth Portfolio

LEGG MASON PARTNERS VARIABLE INCOME TRUST
      Global High Yield Bond Portfolio
      Strategic Bond Portfolio

LORD ABBETT SERIES FUND, INC.
      America's Value Portfolio
      Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
      Mid-Cap Growth Portfolio
      Partners Portfolio
      Regency Portfolio
      Short Duration Bond Portfolio
      Small-Cap Growth Portfolio
      Socially Responsive Portfolio

NORTHERN LIGHTS VARIABLE TRUST
      JNF Balanced Portfolio
      JNF Equity Portfolio
      JNF Loomis Sayles Bond Portfolio
      JNF Money Market Portfolio

PIMCO VARIABLE INSURANCE TRUST
      All Asset Portfolio
      CommodityRealReturn Strategy Portfolio
      Emerging Markets Bond Portfolio
      Foreign Bond US Dollar-Hedged Portfolio
      Global Bond Unhedged Portfolio
      High Yield Portfolio
      Long-Term US Government Portfolio
      Low Duration Portfolio
      RealEstateRealReturn Portfolio
      Real Return Bond Portfolio
      Short-Term Portfolio
      StocksPLUS(R) Total Return Portfolio
      Total Return Portfolio

PIONEER VARIABLE CONTRACTS TRUST
      Cullen Value Portfolio
      Emerging Markets Portfolio
      Equity Income Portfolio
      Fund Portfolio
      Global High Yield Portfolio
      High Yield Portfolio
      International Value Portfolio
      Mid Cap Value Portfolio
      Small Cap Value Portfolio
      Strategic Income Portfolio

ROYCE CAPITAL FUND
      Micro-Cap Portfolio
      Small-Cap Portfolio

RYDEX VARIABLE TRUST
      CLS AdvisorOne Amerigo Fund
      CLS AdvisorOne Clermont Fund
      Absolute Return Strategies Fund
      Banking Fund
      Basic Materials Fund
      Biotechnology Fund
      Commodities Strategy Fund
      Consumer Products Fund
      Dow 2X Strategy Fund
      Electronics Fund
      Energy Fund
      Energy Services Fund
      Essential Portfolio Aggressive Fund
      Essential Portfolio Conservative Fund
      Essential Portfolio Moderate Fund
      Europe 1.25X Strategy Fund
      Financial Services Fund
      Government Long Bond 1.2X Strategy Fund
      Health Care Fund
      Hedged Equity Fund
      Internet Fund
      Inverse Dow 2X Strategy Fund
      Inverse Government Long Bond Strategy Fund
      Inverse Mid-Cap Strategy Fund
      Inverse NASDAQ-100(R) Strategy Fund
      Inverse Russell 2000 Strategy Fund
      Inverse S&P 500 Strategy Fund
      Japan 1.25X Strategy Fund
      Large-Cap Growth Fund
      Large-Cap Value Fund
      Leisure Fund
      Mid Cap 1.5X Strategy Fund
      Mid-Cap Growth Fund
      Mid-Cap Value Fund
      Multi-Cap Core Equity Fund
      NASDAQ-100(R) 2X Strategy Fund
      NASDAQ-100(R) Fund
      Nova Fund
      Precious Metals Fund
      Real Estate Fund
      Retailing Fund
      Russell 2000 1.5X Strategy Fund
      Russell 2000 2X Strategy Fund
      S&P 500 2X Strategy Fund
      Sector Rotation Fund
      Small-Cap Growth Fund
      Small-Cap Value Fund
      Strengthening Dollar 2X Strategy Fund
      Technology Fund
      Telecommunications Fund
      Transportation Fund
      U.S. Government Money Market Fund
      Utilities Fund
      Weakening Dollar 2X Strategy Fund

SELIGMAN PORTFOLIOS, INC., (CLASS 2)
      Communications and Information Portfolio
      Global Technology Portfolio

THIRD AVENUE VARIABLE SERIES TRUST
      Value Portfolio

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008 AND 2007

================================================================================

VAN ECK WORLDWIDE INSURANCE TRUST
      Absolute Return Fund
      Bond Fund
      Emerging Markets Fund
      Hard Assets Fund
      Real Estate Fund

WELLS FARGO ADVANTAGE VT FUNDS
      Discovery Fund
      Opportunity Fund

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES INVESTMENT VALUATION, TRANSACTIONS AND INCOME

      Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the investment fund managers. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account C does not hold any investments that are restricted as to resale.

      Investment income and net realized capital gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation period based on each contract's pro rata share of the assets of Account C as of the beginning of the valuation period.

FEDERAL INCOME TAXES

      No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account C are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized capital gains (losses) are retained in Account C and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

      Contract reserves for deferred annuities and for annuity payments not involving life contingencies are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (expense) and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

      Net assets allocated to contract owners' life contingent annuity payment reserves are computed according to the A2000 Annuitant Mortality Table. The standard assumed investment return is 3.5 percent or 5 percent based upon annuitant's selection. The mortality risk for life contingent payments is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. These transfers are included in the Net Transfer line of the accompanying Statement of Changes in Net Assets.

NET TRANSFERS

      The Net Transfers line of the accompanying Statement of Changes in Net Assets is comprised of the net of any transfers into or from the fund from any other funds within this product plus any transfer of mortality risk as defined in the Annuity Reserves section above.

BREAKAGE

      Breakage is defined as the gain or loss resulting from the differences between the transaction effective and processing dates. This amount is included in the Net contract purchase payments line in the accompanying Statement of Changes in Net Assets. For the years ended December 31, 2008 and 2007, breakage resulted in income of $16,348 and $37,091, respectively.

(3)   FINANCIAL INSTRUMENTS AND FAIR VALUE

      On January 1, 2008, Account C adopted Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." SFAS 157 defines fair value, establishes a framework for measuring fair value and requires enhanced disclosures about fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. SFAS 157 establishes a hierarchy for inputs to be used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most unobservable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset developed based on market data obtained from sources independent of Account C. Unobservable inputs are inputs that reflect Account C's assumptions about the assumptions market participants would use in pricing the asset based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the reliability of inputs as follows:

      o Level 1-   Observable inputs are unadjusted, quoted prices for identical assets or liabilities in active markets at the measurement date. Level 1 securities include highly liquid U.S. Treasury securities, certain common stocks, and mutual funds.

      o Level 2-   Observable inputs other than quoted prices included in Level
                   1 that are observable for the asset or liability through corroboration with market data at the measurement date. Most debt securities, preferred stocks, certain equity securities, short-term investments and derivatives are model priced using observable inputs and are classified with Level 2.

      o Level 3-   Unobservable inputs that reflect management's best estimate of what market participants would use in pricing the asset or liability at the measurement date. Examples of Level 3 assets include investments in limited partnerships.

      Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the respective fund manger. Account C includes these prices in the amounts disclosed in Level 1 of the hierarchy.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008 AND 2007

================================================================================

      The following table presents our assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

                            FAIR VALUE MEASUREMENTS USING
-----------------------------------------------------------------------------
                                     Quoted
                                    prices in     Significant
                                 Active Markets      Other       Significant
                                  for Identical    Observable   Unobservable
                  Total As of        Assets          Inputs        Inputs
                   12/31/2008       (Level 1)      (Level 2)      (Level 3)
-----------------------------------------------------------------------------
Assets:
  Mutual Funds   $ 103,148,287   $ 103,148,287             --             --
-----------------------------------------------------------------------------
                 $ 103,148,287   $ 103,148,287             --             --
                 ============================================================

(4)   PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

      The aggregate cost of purchases of investments in portfolio shares was $133,001,114 and $202,289,758 for the years ended December 31, 2008 and 2007, respectively. The aggregate proceeds from sales of investments in portfolio shares were $148,468,286 and $207,696,330 for the years ended December 31, 2008 and 2007, respectively.

(5)   DEDUCTIONS AND EXPENSES

      Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

      The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

      The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

      The Company deducts daily from Account C a fee, which is equal on an annual basis to 1.00 percent of the daily value of the total investments of Account C, for assuming the mortality and expense risks except for the JNF Equity, of the Northern Lights Series Trust which is 0.69 percent. These fees were $1,255,243 and $1,930,641 for the years ended December 31, 2008 and 2007, respectively.

      Pursuant to an agreement between Account C and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account C, as well as a minimum death benefit prior to retirement for certain contracts. Under individual contracts and group deferred compensation contracts, the Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 8 percent based on the type of contract and the number of years the contract has been held. In addition, the Company deducts units from certain contracts annually and upon full surrender to cover an administrative fee of $15, $20, or $25. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. Under group contracts no longer being sold, the Company deducts a percentage of the renewal contract purchase payments to cover sales and administrative expenses and the minimum death benefit prior to retirement of the contract owners. The annual contract fee and surrender charges were $96,037 and $238,217 for the years ended December 31, 2008 and 2007, respectively.

(6)   FINANCIAL HIGHLIGHTS

      The following table discloses total returns, investment income and expense ratios for each offered fund in Account C.

      The total return is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date though the end of the reporting period.

      The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

      The expense ratio consists of the mortality and expense charge for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the following page.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                                           TOTAL
                                                                                         NET ASSETS            INVESTMENT
                                                                      UNITS     UNIT     ----------    TOTAL     INCOME     EXPENSE
FUND DESCRIPTION                                                     (000S)    VALUES      (000S)     RETURN      RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS:
   Basic Value Fund
      December 31, 2008 ..........................................       91   $   0.79   $       72   -52.41%        0.54%     1.00%
      December 31, 2007 ..........................................       81       1.66          135     0.00%        0.39%     1.00%
      December 31, 2006 ..........................................       61       1.66          101    12.16%        0.14%     1.00%
      December 31, 2005 ..........................................       51       1.48           76     4.23%        0.00%     1.00%
      December 31, 2004 ..........................................       57       1.42           81     9.68%        0.00%     1.00%
   Core Equity Fund
      December 31, 2008 ..........................................        5       8.06           42   -30.87%        1.88%     1.00%
      December 31, 2007 ..........................................        7      11.66           76     7.07%        1.12%     1.00%
      December 31, 2006 ..........................................        5      10.89           58     8.47%        0.53%     1.00%
      Inception April 28, 2006 ...................................       --      10.04           --      N/A          N/A       N/A
   Financial Services Fund
      December 31, 2008 ..........................................        5       0.42            2   -60.00%        1.90%     1.00%
      December 31, 2007 ..........................................        5       1.05            5   -23.36%        7.53%     1.00%
      December 31, 2006 ..........................................        1       1.37            2    16.10%        1.55%     1.00%
      December 31, 2005 ..........................................        2       1.18            2     4.42%        1.32%     1.00%
      December 31, 2004 ..........................................        2       1.13            2     7.59%        0.44%     1.00%
   Global Health Care Fund
      December 31, 2008 ..........................................       68       0.90           62   -29.69%        0.00%     1.00%
      December 31, 2007 ..........................................       58       1.28           74    11.30%        0.00%     1.00%
      December 31, 2006 ..........................................       99       1.15          114     3.60%        0.00%     1.00%
      December 31, 2005 ..........................................      118       1.11          131     7.77%        0.00%     1.00%
      December 31, 2004 ..........................................      162       1.03          167     6.16%        0.00%     1.00%
   Global Real Estate Fund
      December 31, 2008 ..........................................      333       1.62          541   -45.27%        5.17%     1.00%
      December 31, 2007 ..........................................      454       2.96        1,344    -6.62%        4.25%     1.00%
      December 31, 2006 ..........................................      616       3.17        1,953    41.52%        1.40%     1.00%
      December 31, 2005 ..........................................      429       2.24          962    13.13%        1.27%     1.00%
      December 31, 2004 ..........................................      316       1.98          628    34.95%        1.13%     1.00%
   High Yield Fund
      December 31, 2008 ..........................................        3       8.88           68   -26.43%        9.79%     1.00%
      December 31, 2007 ..........................................        4      12.07           67     0.25%        7.47%     1.00%
      December 31, 2006 ..........................................        4      12.04           48     9.65%        8.88%     1.00%
      December 31, 2005 ..........................................        4      10.98           46     1.67%        9.31%     1.00%
      December 31, 2004 ..........................................        3      10.80           32     8.32%        4.64%     1.00%
      Inception May 1, 2004 ......................................       --       9.97           --      N/A          N/A       N/A
   Mid Cap Core Equity Fund
      December 31, 2008 ..........................................       36       1.25           45   -29.38%        1.70%     1.00%
      December 31, 2007 ..........................................       22       1.77           38     8.59%        0.05%     1.00%
      December 31, 2006 ..........................................       18       1.63           29     9.40%        0.89%     1.00%
      December 31, 2005 ..........................................       11       1.49           17     6.43%        0.30%     1.00%
      December 31, 2004 ..........................................        9       1.40           13    12.56%        0.04%     1.00%
   Technology Fund
      December 31, 2008 ..........................................       61       0.37           22   -44.78%        0.00%     1.00%
      December 31, 2007 ..........................................       40       0.67           27     6.35%        0.00%     1.00%
      December 31, 2006 ..........................................      125       0.63           79     8.62%        0.00%     1.00%
      December 31, 2005 ..........................................       20       0.58           11     1.75%        0.00%     1.00%
      December 31, 2004 ..........................................      106       0.57           61     3.78%        0.00%     1.00%
THE ALGER AMERICAN FUND:
   Capital Appreciation Portfolio
      December 31, 2008 ..........................................      485       2.84        1,398   -45.70%        0.00%     1.00%
      December 31, 2007 ..........................................      547       5.23        2,902    32.07%        0.00%     1.00%
      December 31, 2006 ..........................................      504       3.96        2,029    18.21%        0.00%     1.00%
      December 31, 2005 ..........................................      622       3.35        2,180    13.18%        0.00%     1.00%
      December 31, 2004 ..........................................      826       2.96        2,546     7.17%        0.00%     1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                                           TOTAL
                                                                                         NET ASSETS            INVESTMENT
                                                                      UNITS     UNIT     ----------    TOTAL     INCOME     EXPENSE
FUND DESCRIPTION                                                     (000S)    VALUES      (000S)     RETURN      RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND: (continued)
   LargeCap Growth Portfolio
      December 31, 2008 ..........................................      654   $   1.17   $      763   -46.58%        0.22%     1.00%
      December 31, 2007 ..........................................      691       2.19        1,513    19.02%        0.32%     1.00%
      December 31, 2006 ..........................................      679       1.84        1,251     3.95%        0.13%     1.00%
      December 31, 2005 ..........................................      825       1.77        1,461    10.63%        0.23%     1.00%
      December 31, 2004 ..........................................      954       1.60        1,524     4.67%        0.00%     1.00%
   MidCap Growth Portfolio
      December 31, 2008 ..........................................      316       1.47          464   -58.71%        0.17%     1.00%
      December 31, 2007 ..........................................      361       3.56        1,288    29.93%        0.00%     1.00%
      December 31, 2006 ..........................................      353       2.74          966     9.16%        0.00%     1.00%
      December 31, 2005 ..........................................      468       2.51        1,175     8.66%        0.00%     1.00%
      December 31, 2004 ..........................................      538       2.31        1,242    12.04%        0.00%     1.00%
   SmallCap Growth Portfolio
      December 31, 2008 ..........................................      994       1.14        1,131   -46.98%        0.00%     1.00%
      December 31, 2007 ..........................................    1,147       2.15        2,468    16.22%        0.00%     1.00%
      December 31, 2006 ..........................................    1,176       1.85        2,180    18.59%        0.00%     1.00%
      December 31, 2005 ..........................................    1,251       1.56        1,952    15.56%        0.00%     1.00%
      December 31, 2004 ..........................................    1,088       1.35        1,467    15.53%        0.00%     1.00%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
   Growth and Income Portfolio
      December 31, 2008 ..........................................       15       0.85           12   -40.97%        2.23%     1.00%
      December 31, 2007 ..........................................       10       1.44           14     4.35%        1.59%     1.00%
      December 31, 2006 ..........................................        5       1.38            6    15.97%        0.44%     1.00%
      December 31, 2005 ..........................................        6       1.19            7     3.48%        0.90%     1.00%
      December 31, 2004 ..........................................       19       1.15           21    10.57%        1.16%     1.00%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
   Balanced Fund
      December 31, 2008 ..........................................        5       9.45           50   -21.12%        1.99%     1.00%
      December 31, 2007 ..........................................        2      11.98           23     3.90%        0.73%     1.00%
      December 31, 2006 ..........................................       --      11.53            2     8.47%        1.15%     1.00%
      December 31, 2005 ..........................................       --      10.63            1     5.88%        0.00%     1.00%
      Inception May 1, 2005 ......................................       --      10.04           --      N/A          N/A       N/A
   Income & Growth Fund
      December 31, 2008 ..........................................       80       0.90           71   -34.78%        1.97%     1.00%
      December 31, 2007 ..........................................      104       1.38          144    -1.43%        1.57%     1.00%
      December 31, 2006 ..........................................       71       1.40           99    15.70%        1.56%     1.00%
      December 31, 2005 ..........................................       94       1.21          113     4.31%        2.10%     1.00%
      December 31, 2004 ..........................................      121       1.16          141    11.48%        1.85%     1.00%
   Inflation Protection Fund
      December 31, 2008 ..........................................        6      11.30           72    -2.59%        4.51%     1.00%
      December 31, 2007 ..........................................       --      11.60            2     8.41%        5.79%     1.00%
      December 31, 2006 ..........................................       --      10.70            1     0.56%        3.18%     1.00%
      December 31, 2005 ..........................................       --      10.64            1     0.57%        4.15%     1.00%
      December 31, 2004 ..........................................       --      10.58           --     5.38%        0.00%     1.00%
      Inception May 1, 2004 ......................................       --      10.04           --      N/A          N/A       N/A
   International Fund
      December 31, 2008 ..........................................      681       1.18          806   -45.62%        0.81%     1.00%
      December 31, 2007 ..........................................      587       2.17        1,271    17.30%        0.62%     1.00%
      December 31, 2006 ..........................................      514       1.85          953    23.33%        1.46%     1.00%
      December 31, 2005 ..........................................      431       1.50          645    11.94%        1.01%     1.00%
      December 31, 2004 ..........................................      264       1.34          353    14.11%        0.68%     1.00%
   Large Company Value Fund
      December 31, 2008 ..........................................        2       5.83           11   -37.91%        0.00%     1.00%
      December 31, 2007 ..........................................       --       9.39           --    -6.47%        0.00%     1.00%
      Inception May 1, 2007 ......................................       --      10.04           --      N/A          N/A       N/A
   Ultra Fund
      December 31, 2008 ..........................................       --       6.70           --   -42.04%        0.00%     1.00%
      December 31, 2007 ..........................................       --      11.56           --    15.37%        0.00%     1.00%
      Inception May 1, 2007 ......................................       --      10.02           --      N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                                           TOTAL
                                                                                         NET ASSETS            INVESTMENT
                                                                      UNITS     UNIT     ----------    TOTAL     INCOME     EXPENSE
FUND DESCRIPTION                                                     (000S)    VALUES      (000S)     RETURN      RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: (continued)
   Value Fund
      December 31, 2008 ..........................................      351   $   1.70   $      597   -27.66%        2.48%     1.00%
      December 31, 2007 ..........................................      435       2.35        1,021    -6.00%        1.54%     1.00%
      December 31, 2006 ..........................................      483       2.50        1,207    17.37%        1.35%     1.00%
      December 31, 2005 ..........................................      538       2.13        1,144     3.90%        0.89%     1.00%
      December 31, 2004 ..........................................      598       2.05        1,224    13.45%        0.97%     1.00%
   Vista Fund
      December 31, 2008 ..........................................       11       6.30           70   -49.19%        0.00%     1.00%
      December 31, 2007 ..........................................       40      12.40          492    24.37%        0.00%     1.00%
      Inception May 1, 2007 ......................................       --       9.97           --      N/A          N/A       N/A
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond Fund
      December 31, 2008 ..........................................        2       9.53           21   -10.93%        9.83%     1.00%
      December 31, 2007 ..........................................       --      10.70           --    -2.73%        1.58%     1.00%
      December 31, 2006 ..........................................       --      11.00           --     5.16%        0.00%     1.00%
      December 31, 2005 ..........................................       --      10.46           --     3.98%        0.00%     1.00%
      Inception May 1, 2005 ......................................       --      10.06           --      N/A          N/A       N/A
THE DREYFUS INVESTMENT PORTFOLIOS
   Small Cap Stock Index Portfolio
      December 31, 2008 ..........................................        1       8.78            8   -31.62%        0.82%     1.00%
      December 31, 2007 ..........................................        1      12.84           15    -1.61%        0.49%     1.00%
      December 31, 2006 ..........................................        2      13.05           20    13.28%        0.37%     1.00%
      December 31, 2005 ..........................................        1      11.52            7    13.72%        0.00%     1.00%
      Inception May 1, 2005 ......................................       --      10.13           --      N/A          N/A       N/A
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
      December 31, 2008 ..........................................    1,046       1.42        1,502   -35.16%        0.76%     1.00%
      December 31, 2007 ..........................................    1,196       2.19        2,646     6.83%        0.53%     1.00%
      December 31, 2006 ..........................................    1,238       2.05        2,568     8.47%        0.11%     1.00%
      December 31, 2005 ..........................................    1,423       1.89        2,725     2.16%        0.00%     1.00%
      December 31, 2004 ..........................................    1,705       1.85        3,181     5.36%        0.41%     1.00%
DREYFUS STOCK INDEX FUND
      December 31, 2008 ..........................................    3,380       1.80        6,224   -37.93%        2.10%     1.00%
      December 31, 2007 ..........................................    3,772       2.90       11,178     4.32%        1.69%     1.00%
      December 31, 2006 ..........................................    4,409       2.78       12,543    14.40%        1.66%     1.00%
      December 31, 2005 ..........................................    4,901       2.43       12,031     3.40%        1.61%     1.00%
      December 31, 2004 ..........................................    5,282       2.35       12,537     9.70%        1.79%     1.00%
DREYFUS VARIABLE INVESTMENT FUND:
   International Value Portfolio
      December 31, 2008 ..........................................      110       1.17          129   -38.10%        2.55%     1.00%
      December 31, 2007 ..........................................      151       1.89          286     3.28%        1.64%     1.00%
      December 31, 2006 ..........................................      181       1.83          332    21.19%        1.52%     1.00%
      December 31, 2005 ..........................................      248       1.51          375    11.03%        0.00%     1.00%
      December 31, 2004 ..........................................      213       1.36          290    18.43%        1.18%     1.00%
FEDERATED INSURANCE SERIES:
   Capital Income Fund II
      December 31, 2008 ..........................................      150       1.30          199   -21.69%        5.31%     1.00%
      December 31, 2007 ..........................................      120       1.66          204     3.11%        6.08%     1.00%
      December 31, 2006 ..........................................      206       1.61          336    15.00%        6.02%     1.00%
      December 31, 2005 ..........................................      253       1.40          360     5.26%        5.17%     1.00%
      December 31, 2004 ..........................................      259       1.33          350     8.49%        4.32%     1.00%
   High Income Bond Fund II
      December 31, 2008 ..........................................      188       1.41          269   -26.94%        9.86%     1.00%
      December 31, 2007 ..........................................      219       1.93          429     2.66%        7.30%     1.00%
      December 31, 2006 ..........................................      193       1.88          374     9.94%        7.89%     1.00%
      December 31, 2005 ..........................................      169       1.71          290     1.18%        8.76%     1.00%
      December 31, 2004 ..........................................      207       1.69          349     9.57%        7.12%     1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                                           TOTAL
                                                                                         NET ASSETS            INVESTMENT
                                                                      UNITS     UNIT     ----------    TOTAL     INCOME     EXPENSE
FUND DESCRIPTION                                                     (000S)    VALUES      (000S)     RETURN      RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES: (continued)
   International Equity Fund II
      December 31, 2008 ..........................................       52   $   1.22   $       64   -46.26%        0.67%     1.00%
      December 31, 2007 ..........................................       87       2.27          198     8.10%        0.21%     1.00%
      December 31, 2006 ..........................................       66       2.10          139    17.98%        0.19%     1.00%
      December 31, 2005 ..........................................      105       1.78          187     7.88%        0.00%     1.00%
      December 31, 2004 ..........................................       92       1.65          152    12.92%        0.00%     1.00%
   Kaufmann Fund II
      December 31, 2008 ..........................................       25       7.23          183   -42.48%        0.00%     1.00%
      December 31, 2007 ..........................................       23      12.57          288    19.49%        0.00%     1.00%
      December 31, 2006 ..........................................       --      10.52           --     5.84%        0.00%     1.00%
      Inception November 1, 2006 .................................       --       9.94           --      N/A          N/A       N/A
   Market Opportunity Fund II
      December 31, 2008 ..........................................        6       9.71           61    -1.92%        0.12%     1.00%
      December 31, 2007 ..........................................       --       9.90            1    -2.46%        0.89%     1.00%
      December 31, 2006 ..........................................       --      10.15           --     1.40%        0.00%     1.00%
      Inception November 1, 2006 .................................       --      10.01           --      N/A          N/A       N/A
JANUS ASPEN SERIES:
   Balanced Portfolio
      December 31, 2008 ..........................................       17       8.68          148   -16.70%        2.65%     1.00%
      December 31, 2007 ..........................................       30      10.42          309     4.30%        1.77%     1.00%
      Inception May 1, 2007 ......................................       --       9.99           --      N/A          N/A       N/A
   Forty Portfolio
      December 31, 2008 ..........................................       43       7.03          304   -44.69%        0.17%     1.00%
      December 31, 2007 ..........................................       37      12.71          473    27.10%        0.34%     1.00%
      Inception May 1, 2007 ......................................       --      10.00           --      N/A          N/A       N/A
   Global Life Sciences Portfolio
      December 31, 2008 ..........................................       --       7.67            1   -29.63%        0.00%     1.00%
      December 31, 2007 ..........................................       --      10.90            2     8.89%        0.00%     1.00%
      Inception May 1, 2007 ......................................       --      10.01           --      N/A          N/A       N/A
   Growth and Income Portfolio
      December 31, 2008 ..........................................      497       1.02          506   -41.71%        1.01%     1.00%
      December 31, 2007 ..........................................      506       1.75          884     8.02%        2.11%     1.00%
      December 31, 2006 ..........................................      443       1.62          718     6.58%        1.87%     1.00%
      December 31, 2005 ..........................................      386       1.52          585    11.76%        0.63%     1.00%
      December 31, 2004 ..........................................      446       1.36          608    10.53%        0.68%     1.00%
   International Growth Portfolio
      December 31, 2008 ..........................................      516       1.96        1,011   -52.54%        1.21%     1.00%
      December 31, 2007 ..........................................      829       4.13        3,426    27.08%        0.65%     1.00%
      December 31, 2006 ..........................................      743       3.25        2,417    45.74%        2.24%     1.00%
      December 31, 2005 ..........................................      272       2.23          608    30.41%        1.40%     1.00%
      December 31, 2004 ..........................................      115       1.71          196    18.07%        1.06%     1.00%
   Large Cap Growth Portfolio
      December 31, 2008 ..........................................    2,015       1.53        3,125   -40.23%        0.75%     1.00%
      December 31, 2007 ..........................................    2,097       2.56        5,450    13.78%        0.73%     1.00%
      December 31, 2006 ..........................................    2,297       2.25        5,234    10.29%        0.48%     1.00%
      December 31, 2005 ..........................................    2,553       2.04        5,242     3.03%        0.33%     1.00%
      December 31, 2004 ..........................................    2,989       1.98        5,944     3.67%        0.15%     1.00%
   Mid Cap Growth Portfolio
      December 31, 2008 ..........................................    1,992       1.74        3,480   -44.41%        0.25%     1.00%
      December 31, 2007 ..........................................    2,144       3.13        6,713    20.85%        0.22%     1.00%
      December 31, 2006 ..........................................    2,278       2.59        5,903    12.61%        0.00%     1.00%
      December 31, 2005 ..........................................    2,576       2.30        5,964    11.11%        0.00%     1.00%
      December 31, 2004 ..........................................    3,092       2.07        6,436    19.43%        0.00%     1.00%
   Perkins Mid Cap Value Portfolio
      December 31, 2008 ..........................................        2       7.10           14   -28.50%        1.32%     1.00%
      December 31, 2007 ..........................................       --       9.93            2    -0.80%        4.41%     1.00%
      Inception May 1, 2007 ......................................       --      10.01           --      N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                                           TOTAL
                                                                                         NET ASSETS            INVESTMENT
                                                                      UNITS     UNIT     ----------    TOTAL     INCOME     EXPENSE
FUND DESCRIPTION                                                     (000S)    VALUES      (000S)     RETURN      RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES: (continued)
   Perkins Small Company Value Portfolio - Service
      December 31, 2008 ..........................................       --   $   5.66   $        3   -36.62%        0.00%     1.00%
      December 31, 2007 ..........................................        1       8.93           11   -10.88%        1.07%     1.00%
      Inception May 1, 2007 ......................................       --      10.02           --      N/A          N/A       N/A
   Worldwide Growth Portfolio
      December 31, 2008 ..........................................    2,873       1.71        4,964   -45.19%        1.19%     1.00%
      December 31, 2007 ..........................................    3,255       3.12       10,276     8.33%        0.76%     1.00%
      December 31, 2006 ..........................................    3,370       2.88        9,819    17.07%        1.75%     1.00%
      December 31, 2005 ..........................................    3,974       2.46        9,776     4.68%        1.35%     1.00%
      December 31, 2004 ..........................................    4,823       2.35       11,335     3.87%        0.99%     1.00%
LAZARD RETIREMENT SERIES, INC.:
   Emerging Markets Portfolio
      December 31, 2008 ..........................................       61      15.24          936   -49.25%        2.29%     1.00%
      December 31, 2007 ..........................................       56      30.03        1,695    32.00%        1.55%     1.00%
      December 31, 2006 ..........................................       27      22.75          627    28.68%        0.47%     1.00%
      December 31, 2005 ..........................................       24      17.68          424    39.32%        0.35%     1.00%
      December 31, 2004 ..........................................        3      12.69           38    29.23%        0.00%     1.00%
      Inception May 1, 2004 ......................................       --       9.82           --      N/A          N/A       N/A
   International Equity Portfolio
      December 31, 2008 ..........................................        8      10.29           82   -37.64%        1.31%     1.00%
      December 31, 2007 ..........................................        8      16.50          136     9.63%        3.01%     1.00%
      December 31, 2006 ..........................................        5      15.05           69    21.37%        0.79%     1.00%
      December 31, 2005 ..........................................        6      12.40           75     9.54%        0.42%     1.00%
      December 31, 2004 ..........................................       --      11.32            4    14.00%        0.00%     1.00%
      Inception May 1, 2004 ......................................       --       9.93           --      N/A          N/A       N/A
   US Small Cap Equity Portfolio
      December 31, 2008 ..........................................      184       1.08          199   -37.21%        0.00%     1.00%
      December 31, 2007 ..........................................      148       1.72          255    -8.02%        0.00%     1.00%
      December 31, 2006 ..........................................      201       1.87          376    14.72%        0.00%     1.00%
      December 31, 2005 ..........................................      211       1.63          344     3.16%        0.00%     1.00%
      December 31, 2004 ..........................................      341       1.58          539    13.57%        0.00%     1.00%
   US Strategic Equity Portfolio
      December 31, 2008 ..........................................       66       0.87           57   -35.56%        0.83%     1.00%
      December 31, 2007 ..........................................       61       1.35           83    -2.17%        1.36%     1.00%
      December 31, 2006 ..........................................       52       1.38           71    16.95%        0.67%     1.00%
      December 31, 2005 ..........................................       55       1.18           65     1.72%        0.66%     1.00%
      December 31, 2004 ..........................................       78       1.16           90    10.98%        0.60%     1.00%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
   Aggressive Growth Portfolio
      December 31, 2008 ..........................................        1       5.65            6   -41.02%        0.00%     1.00%
      December 31, 2007 ..........................................        1       9.58            5    -3.23%        0.00%     1.00%
      Inception April 30, 2007 ...................................       --       9.90           --      N/A          N/A       N/A
   Capital and Income Portfolio
      December 31, 2008 ..........................................        1       6.46            7   -35.66%        1.04%     1.00%
      December 31, 2007 ..........................................       --      10.04            3     0.90%        0.86%     1.00%
      Inception April 30, 2007 ...................................       --       9.95           --      N/A          N/A       N/A
   Fundamental Value Portfolio
      December 31, 2008 ..........................................       --       5.98            2   -37.18%        1.70%     1.00%
      December 31, 2007 ..........................................        1       9.52            6    -3.84%        0.33%     1.00%
      Inception April 30, 2007 ...................................       --       9.90           --      N/A          N/A       N/A
   Large Cap Growth Portfolio
      December 31, 2008 ..........................................       --       6.18            2   -37.89%        0.24%     1.00%
      December 31, 2007 ..........................................       --       9.95            4     0.51%        0.02%     1.00%
      Inception April 30, 2007 ...................................       --       9.90           --      N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                                           TOTAL
                                                                                         NET ASSETS            INVESTMENT
                                                                      UNITS     UNIT     ----------    TOTAL     INCOME     EXPENSE
FUND DESCRIPTION                                                     (000S)    VALUES      (000S)     RETURN      RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
   Global High Yield Bond Portfolio
      December 31, 2008 ..........................................       --   $   7.85   $       --   -31.56%        0.00%     1.00%
      December 31, 2007 ..........................................       --      11.47           --    -1.04%        0.00%     1.00%
      December 31, 2006 ..........................................       --      11.59           --     9.55%        0.00%     1.00%
      December 31, 2005 ..........................................       --      10.58           --     5.69%        0.00%     1.00%
      Inception May 1, 2005 ......................................       --      10.01           --      N/A          N/A       N/A
   Strategic Bond Portfolio
      December 31, 2008 ..........................................        3       9.31           27   -17.90%        6.64%     1.00%
      December 31, 2007 ..........................................        3      11.34           31     0.98%        5.79%     1.00%
      December 31, 2006 ..........................................        2      11.23           24     3.98%        6.67%     1.00%
      December 31, 2005 ..........................................        1      10.80           15     1.50%       11.12%     1.00%
      December 31, 2004 ..........................................       --      10.64           --     6.40%        0.00%     1.00%
      Inception May 1, 2004 ......................................       --      10.00           --      N/A          N/A       N/A
LORD ABBETT SERIES FUND, INC.:
   America's Value Portfolio
      December 31, 2008 ..........................................       68       1.23           83   -26.79%        2.87%     1.00%
      December 31, 2007 ..........................................      193       1.68          324     1.82%        4.10%     1.00%
      December 31, 2006 ..........................................      138       1.65          227    13.79%        2.97%     1.00%
      December 31, 2005 ..........................................      117       1.45          170     2.84%        2.36%     1.00%
      December 31, 2004 ..........................................       59       1.41           84    15.12%        3.18%     1.00%
   Growth and Income Portfolio
      December 31, 2008 ..........................................      533       1.11          590   -36.93%        1.43%     1.00%
      December 31, 2007 ..........................................      576       1.76        1,013     2.33%        1.13%     1.00%
      December 31, 2006 ..........................................      741       1.72        1,272    16.22%        1.30%     1.00%
      December 31, 2005 ..........................................      780       1.48        1,154     2.07%        0.94%     1.00%
      December 31, 2004 ..........................................      903       1.45        1,306    11.77%        0.90%     1.00%
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Mid-Cap Growth Portfolio
      December 31, 2008 ..........................................       58       0.77           44   -43.80%        0.00%     1.00%
      December 31, 2007 ..........................................       77       1.37          105    21.24%        0.00%     1.00%
      December 31, 2006 ..........................................       46       1.13           52    14.14%        0.00%     1.00%
      December 31, 2005 ..........................................       41       0.99           41    12.50%        0.00%     1.00%
      December 31, 2004 ..........................................       20       0.88           18    14.91%        0.00%     1.00%
   Partners Portfolio
      December 31, 2008 ..........................................      196       1.03          229   -52.75%        0.50%     1.00%
      December 31, 2007 ..........................................      225       2.18          556     8.46%        0.62%     1.00%
      December 31, 2006 ..........................................      259       2.01          591    11.05%        0.68%     1.00%
      December 31, 2005 ..........................................      302       1.81          546    16.77%        0.99%     1.00%
      December 31, 2004 ..........................................      222       1.55          344    18.00%        0.01%     1.00%
   Regency Portfolio
      December 31, 2008 ..........................................       92       1.06           98   -46.46%        1.23%     1.00%
      December 31, 2007 ..........................................       63       1.98          125     2.59%        0.45%     1.00%
      December 31, 2006 ..........................................       88       1.93          171     9.66%        0.42%     1.00%
      December 31, 2005 ..........................................       87       1.76          153    11.39%        0.10%     1.00%
      December 31, 2004 ..........................................       58       1.58           92    20.91%        0.02%     1.00%
   Short Duration Bond Portfolio
      December 31, 2008 ..........................................       43       1.20           52   -14.29%        3.19%     1.00%
      December 31, 2007 ..........................................      104       1.40          146     3.70%        2.65%     1.00%
      December 31, 2006 ..........................................      125       1.35          169     3.05%        2.98%     1.00%
      December 31, 2005 ..........................................       89       1.31          117     0.77%        2.67%     1.00%
      December 31, 2004 ..........................................      105       1.30          137    -0.59%        3.64%     1.00%
   Small Cap Growth Portfolio
      December 31, 2008 ..........................................        7       0.88            6   -40.14%        0.00%     1.00%
      December 31, 2007 ..........................................       11       1.47           17    -0.68%        0.00%     1.00%
      December 31, 2006 ..........................................        5       1.48            7     4.23%        0.00%     1.00%
      December 31, 2005 ..........................................        5       1.42            7     2.16%        0.00%     1.00%
      December 31, 2004 ..........................................       11       1.39           15    10.54%        0.00%     1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                                           TOTAL
                                                                                         NET ASSETS            INVESTMENT
                                                                      UNITS     UNIT     ----------    TOTAL     INCOME     EXPENSE
FUND DESCRIPTION                                                     (000S)    VALUES      (000S)     RETURN      RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Socially Responsive Portfolio
      December 31, 2008 ..........................................       --   $   8.62   $        4   -40.01%        2.30%     1.00%
      December 31, 2007 ..........................................       --      14.37            4     6.52%        0.08%     1.00%
      December 31, 2006 ..........................................       --      13.49            4    12.60%        0.22%     1.00%
      December 31, 2005 ..........................................        1      11.98           11     5.74%        0.00%     1.00%
      December 31, 2004 ..........................................       --      11.33            1    13.07%        0.00%     1.00%
      Inception May 1, 2004 ......................................       --      10.02           --      N/A          N/A       N/A
NORTHERN LIGHTS VARIABLE TRUST:
   JNF Balanced Portfolio
      December 31, 2008 ..........................................      933       7.46        7,104   -23.96%        2.07%     1.00%
      December 31, 2007 ..........................................    1,075       9.81       10,755    -2.19%        1.16%     1.00%
      Inception May 1, 2007 ......................................       --      10.03           --      N/A          N/A       N/A
   JNF Equity Portfolio - Non-Qualified
      December 31, 2008 ..........................................    8,830       5.12        1,261   -43.05%        0.15%     0.79%
      December 31, 2007 ..........................................   10,378       8.99        2,377   -10.19%        0.00%     0.79%
      Inception May 1, 2007 ......................................       --      10.01           --      N/A          N/A       N/A
   JNF Equity Portfolio - Qualified
      December 31, 2008 ..........................................      246       5.12       46,192   -43.05%        0.15%     0.79%
      December 31, 2007 ..........................................      264       8.99       95,203   -10.19%        0.00%     0.79%
      Inception May 1, 2007 ......................................       --      10.01           --      N/A          N/A       N/A
   JNF Loomis Sayles Bond Portfolio
      December 31, 2008 ..........................................       --       7.64           --   -23.60%        3.52%     1.00%
      Inception May 1, 2008 ......................................       --      10.00           --     0.00%        0.00%     1.00%
   JNF Money Market Portfolio
      December 31, 2008 ..........................................      807      10.10        8,191     1.00%        1.68%     1.00%
      Inception April 30, 2008 ...................................       --      10.00           --     0.00%        0.00%     1.00%
PIMCO VARIABLE INSURANCE TRUST:
   All Asset Portfolio
      December 31, 2008 ..........................................       18       9.30          164   -16.67%       13.15%     1.00%
      December 31, 2007 ..........................................       --      11.16           --     7.20%        3.10%     1.00%
      December 31, 2006 ..........................................       --      10.41            3     4.41%        7.58%     1.00%
      Inception May 1, 2006 ......................................       --       9.97           --      N/A          N/A       N/A
   CommodityRealReturn Strategy Portfolio
      December 31, 2008 ..........................................        7       6.48           45   -44.33%        3.88%     1.00%
      December 31, 2007 ..........................................       --      11.64            2    22.01%        9.10%     1.00%
      December 31, 2006 ..........................................        1       9.54           14    -5.54%        4.63%     1.00%
      Inception May 1, 2006 ......................................       --      10.10           --      N/A          N/A       N/A
   Emerging Markets Bond Portfolio
      December 31, 2008 ..........................................        1       9.53            7   -15.44%        6.59%     1.00%
      December 31, 2007 ..........................................        1      11.27            8     4.74%        5.65%     1.00%
      December 31, 2006 ..........................................       --      10.76           --     7.82%        0.00%     1.00%
      Inception May 1, 2006 ......................................       --       9.98           --      N/A          N/A       N/A
   Foreign Bond US Dollar-Hedged Portfolio
      December 31, 2008 ..........................................       --      10.17            1    -3.42%        3.53%     1.00%
      December 31, 2007 ..........................................       --      10.53           --     2.63%        0.00%     1.00%
      December 31, 2006 ..........................................       --      10.26           --     2.50%        2.32%     1.00%
      Inception May 1, 2006 ......................................       --      10.01           --      N/A          N/A       N/A
   Global Bond Unhedged Portfolio
      December 31, 2008 ..........................................        6      10.86           63    -1.90%        3.20%     1.00%
      December 31, 2007 ..........................................       --      11.07           --     8.64%        3.36%     1.00%
      December 31, 2006 ..........................................       --      10.19           --     1.90%        2.30%     1.00%
      Inception May 1, 2006 ......................................       --      10.00           --      N/A          N/A       N/A
   High Yield Portfolio
      December 31, 2008 ..........................................        3       8.19           27   -24.31%        8.53%     1.00%
      December 31, 2007 ..........................................       --      10.82            4     2.46%        6.92%     1.00%
      December 31, 2006 ..........................................        1      10.56            8     5.71%        4.66%     1.00%
      Inception May 1, 2006 ......................................       --       9.99           --      N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                                           TOTAL
                                                                                         NET ASSETS            INVESTMENT
                                                                      UNITS     UNIT     ----------    TOTAL     INCOME     EXPENSE
FUND DESCRIPTION                                                     (000S)    VALUES      (000S)     RETURN      RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (continued)
   Long Term US Government Portfolio
      December 31, 2008 ..........................................       24   $  12.52   $      297    16.14%        3.73%     1.00%
      December 31, 2007 ..........................................        5      10.78           52     8.56%        4.49%     1.00%
      December 31, 2006 ..........................................       --       9.93           --    -1.19%        0.00%     1.00%
      Inception November 1, 2006 .................................       --      10.05           --      N/A          N/A       N/A
   Low Duration Portfolio
      December 31, 2008 ..........................................       --      10.52            3    -1.41%        4.72%     1.00%
      December 31, 2007 ..........................................       --      10.67           --     6.27%        4.57%     1.00%
      December 31, 2006 ..........................................       --      10.04           --     0.30%        0.00%     1.00%
      Inception November 1, 2006 .................................       --      10.01           --      N/A          N/A       N/A
   RealEstateRealReturn Strategy Portfolio
      December 31, 2008 ..........................................        3       5.42           18   -47.28%        0.00%     1.00%
      December 31, 2007 ..........................................        9      10.28           92   -13.47%       21.69%     1.00%
      December 31, 2006 ..........................................       --      11.88           --    20.98%        6.70%     1.00%
      Inception May 1, 2006 ......................................       --       9.82           --      N/A          N/A       N/A
   Real Return Portfolio
      December 31, 2008 ..........................................      310       1.16          358    -7.94%        3.50%     1.00%
      December 31, 2007 ..........................................      178       1.26          223     9.57%        4.67%     1.00%
      December 31, 2006 ..........................................      145       1.15          166     0.00%        4.24%     1.00%
      December 31, 2005 ..........................................      142       1.15          163     0.88%        2.79%     1.00%
      December 31, 2004 ..........................................      134       1.14          153     8.11%        1.10%     1.00%
   Short-Term Portfolio
      December 31, 2008 ..........................................        3      10.74           33    -1.29%        3.73%     1.00%
      December 31, 2007 ..........................................       12      10.88          131     3.42%        4.68%     1.00%
      December 31, 2006 ..........................................        8      10.52           82     3.24%        4.28%     1.00%
      December 31, 2005 ..........................................        9      10.19           88     1.49%        3.00%     1.00%
      December 31, 2004 ..........................................        3      10.04           26     0.40%        1.84%     1.00%
      Inception May 1, 2004 ......................................       --      10.00           --      N/A          N/A       N/A
   StocksPLUS(R) Total Return Portfolio
      December 31, 2008 ..........................................        1       7.09            7   -40.37%        8.53%     1.00%
      December 31, 2007 ..........................................       --      11.89           --     8.49%        9.69%     1.00%
      December 31, 2006 ..........................................       --      10.96           --    10.71%        0.00%     1.00%
      Inception May 1, 2006 ......................................       --       9.90           --      N/A          N/A       N/A
   Total Return Portfolio
      December 31, 2008 ..........................................      313       1.23          384     4.24%        4.48%     1.00%
      December 31, 2007 ..........................................      276       1.18          326     7.27%        4.80%     1.00%
      December 31, 2006 ..........................................      167       1.10          183     2.80%        4.46%     1.00%
      December 31, 2005 ..........................................      118       1.07          126     1.90%        3.53%     1.00%
      December 31, 2004 ..........................................       77       1.05           81     3.56%        1.94%     1.00%
PIONEER VARIABLE CONTRACTS TRUST:
   Cullen Value Portfolio
      December 31, 2008 ..........................................       --       7.27           --   -33.24%        0.00%     1.00%
      December 31, 2007 ..........................................       --      10.89           --     5.32%        0.00%
      December 31, 2006 ..........................................       --      10.34           --     4.02%        0.00%     1.00%
      Inception November 1, 2006 .................................       --       9.94           --      N/A          N/A       N/A
   Emerging Markets Portfolio
      December 31, 2008 ..........................................       33       6.49          211   -58.74%        0.09%     1.00%
      December 31, 2007 ..........................................       50      15.73          779    41.08%        0.14%     1.00%
      December 31, 2006 ..........................................        5      11.15           60    11.06%        0.00%     1.00%
      Inception November 1, 2006 .................................       --      10.04           --      N/A          N/A       N/A
   Equity Income Portfolio
      December 31, 2008 ..........................................      273       0.92          251   -31.34%        2.62%     1.00%
      December 31, 2007 ..........................................      265       1.34          354     0.00%        2.34%     1.00%
      December 31, 2006 ..........................................      169       1.34          392    20.72%        2.41%     1.00%
      December 31, 2005 ..........................................      126       1.11          140     4.72%        2.11%     1.00%
      December 31, 2004 ..........................................      125       1.06          133    14.61%        2.02%     1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                                           TOTAL
                                                                                         NET ASSETS            INVESTMENT
                                                                      UNITS     UNIT     ----------    TOTAL     INCOME     EXPENSE
FUND DESCRIPTION                                                     (000S)    VALUES      (000S)     RETURN      RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST: (continued)
   Fund Portfolio
      December 31, 2008 ..........................................      103   $   0.77   $       79   -34.75%        1.69%     1.00%
      December 31, 2007 ..........................................       16       1.18           19     3.51%        0.92%     1.00%
      December 31, 2006 ..........................................       18       1.14           21    15.15%        1.10%     1.00%
      December 31, 2005 ..........................................       83       0.99           82     5.32%        1.11%     1.00%
      December 31, 2004 ..........................................       87       0.94           82     9.31%        0.89%     1.00%
   Global High Yield Portfolio
      December 31, 2008 ..........................................       --       6.74            1   -34.94%        9.03%     1.00%
      December 31, 2007 ..........................................       --      10.36           --     1.07%        7.19%     1.00%
      December 31, 2006 ..........................................       --      10.25           --     2.40%        0.00%     1.00%
      Inception November 1, 2006 .................................       --      10.01           --      N/A          N/A       N/A
   High Yield Portfolio
      December 31, 2008 ..........................................        9       7.48           68   -36.23%        8.33%     1.00%
      December 31, 2007 ..........................................        8      11.73           91     4.55%        5.11%     1.00%
      December 31, 2006 ..........................................        5      11.22           58     7.16%        5.26%     1.00%
      December 31, 2005 ..........................................        3      10.47           30     4.70%        3.31%     1.00%
      Inception May 1, 2005 ......................................       --      10.00           --      N/A          N/A       N/A
   International Value Portfolio
      December 31, 2008 ..........................................        8       6.42           52   -45.69%        0.67%     1.00%
      December 31, 2007 ..........................................        2      11.82           22    12.14%        0.22%     1.00%
      December 31, 2006 ..........................................       --      10.54           --     5.29%        0.00%     1.00%
      Inception November 1, 2006 .................................       --      10.01           --      N/A          N/A       N/A
   Mid Cap Value Portfolio
      December 31, 2008 ..........................................        1       8.31           11   -34.41%        0.91%     1.00%
      December 31, 2007 ..........................................        1      12.67           12     4.28%        0.78%     1.00%
      December 31, 2006 ..........................................       --      12.15            1    11.16%        0.00%     1.00%
      December 31, 2005 ..........................................       --      10.93           --     8.65%        0.00%     1.00%
      Inception May 1, 2005 ......................................       --      10.06           --      N/A          N/A       N/A
   Small Cap Value Portfolio
      December 31, 2008 ..........................................       --       5.80           --   -38.69%        0.00%     1.00%
      December 31, 2007 ..........................................       --       9.46           --    -8.16%        0.00%     1.00%
      December 31, 2006 ..........................................       --      10.30           --     4.67%        0.00%     1.00%
      Inception November 1, 2006 .................................       --       9.84           --      N/A          N/A       N/A
   Strategic Income Portfolio
      December 31, 2008 ..........................................       --       9.28           --   -12.62%        0.00%     1.00%
      December 31, 2007 ..........................................       --      10.62           --     5.15%        0.00%     1.00%
      December 31, 2006 ..........................................       --      10.10           --     0.80%        0.00%     1.00%
      Inception November 1, 2006 .................................       --      10.02           --      N/A          N/A       N/A
ROYCE CAPITAL FUND:
   Micro-Cap Portfolio
      December 31, 2008 ..........................................      219       1.28          280   -43.61%        2.17%     1.00%
      December 31, 2007 ..........................................      309       2.27          703     2.71%        1.49%     1.00%
      December 31, 2006 ..........................................      301       2.21          666    20.11%        0.25%     1.00%
      December 31, 2005 ..........................................      164       1.84          302    10.18%        0.48%     1.00%
      December 31, 2004 ..........................................      247       1.67          411    12.86%        0.00%     1.00%
   Small-Cap Portfolio
      December 31, 2008 ..........................................      218       1.48          349   -28.16%        0.62%     1.00%
      December 31, 2007 ..........................................      221       2.06          495    -2.83%        0.05%     1.00%
      December 31, 2006 ..........................................      246       2.12          569    13.98%        0.05%     1.00%
      December 31, 2005 ..........................................      344       1.86          639     7.51%        0.00%     1.00%
      December 31, 2004 ..........................................      325       1.73          561    23.87%        0.00%     1.00%
RYDEX VARIABLE TRUST:
   CLS AdvisorOne Amerigo Fund
      December 31, 2008 ..........................................        4       7.97           34   -43.67%        1.69%     1.00%
      December 31, 2007 ..........................................       --      14.15            2    12.66%        0.41%     1.00%
      December 31, 2006 ..........................................       --      12.56            2    11.15%        0.14%     1.00%
      December 31, 2005 ..........................................       --      11.30           --    12.55%        0.00%     1.00%
      Inception May 1, 2005 ......................................       --      10.04           --      N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                                           TOTAL
                                                                                         NET ASSETS            INVESTMENT
                                                                      UNITS     UNIT     ----------    TOTAL     INCOME     EXPENSE
FUND DESCRIPTION                                                     (000S)    VALUES      (000S)     RETURN      RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   CLS AdvisorOne Clermont Fund
      December 31, 2008 ..........................................       --   $   8.25   $       --   -30.73%       10.44%     1.00%
      December 31, 2007 ..........................................       --      11.91           --     5.12%        0.00%     1.00%
      December 31, 2006 ..........................................       --      11.33           --     7.29%        0.00%     1.00%
      December 31, 2005 ..........................................       --      10.56           --     5.28%        0.00%     1.00%
      Inception May 1, 2005 ......................................       --      10.03           --      N/A          N/A       N/A
   Absolute Return Strategies Fund
      December 31, 2008 ..........................................       --       8.55            1   -19.57%        0.58%     1.00%
      December 31, 2007 ..........................................       --      10.63            1     2.80%        0.77%     1.00%
      December 31, 2006 ..........................................        6      10.34           64     3.40%        4.38%     1.00%
      Inception February 3, 2006 .................................       --      10.00           --      N/A          N/A       N/A
   Banking Fund
      December 31, 2008 ..........................................       10       5.18           53   -41.67%        0.08%     1.00%
      December 31, 2007 ..........................................        3       8.88           27   -27.86%        6.37%     1.00%
      December 31, 2006 ..........................................        1      12.31           12    10.21%        1.61%     1.00%
      December 31, 2005 ..........................................       --      11.17            5    -3.79%        0.89%     1.00%
      December 31, 2004 ..........................................       --      11.61           --    14.95%        1.00%     1.00%
      Inception May 1, 2004 ......................................       --      10.10           --      N/A          N/A       N/A
   Basic Materials Fund
      December 31, 2008 ..........................................       17      11.09          185   -45.93%        0.46%     1.00%
      December 31, 2007 ..........................................       23      20.51          477    32.58%        0.21%     1.00%
      December 31, 2006 ..........................................        7      15.47          103    21.14%        2.24%     1.00%
      December 31, 2005 ..........................................        2      12.77           23     2.98%        0.06%     1.00%
      December 31, 2004 ..........................................       --      12.40           --    24.37%        0.00%     1.00%
      Inception May 1, 2004 ......................................       --       9.97           --      N/A          N/A       N/A
   Biotechnology Fund
      December 31, 2008 ..........................................        8       8.78           69   -12.64%        0.00%     1.00%
      December 31, 2007 ..........................................        3      10.05           25     3.29%        0.00%     1.00%
      December 31, 2006 ..........................................        3       9.73           27    -4.23%        0.00%     1.00%
      December 31, 2005 ..........................................        3      10.16           29     9.60%        0.00%     1.00%
      December 31, 2004 ..........................................        1       9.27            5    -5.41%        0.00%     1.00%
      Inception May 1, 2004 ......................................       --       9.80           --      N/A          N/A       N/A
   Commodities Strategy Fund
      December 31, 2008 ..........................................        8       5.13           41   -49.56%        3.94%     1.00%
      December 31, 2007 ..........................................        1      10.17           13    29.72%        0.00%     1.00%
      December 31, 2006 ..........................................        1       7.84            8   -18.67%        0.00%     1.00%
      December 31, 2005 ..........................................       --       9.64           --    -4.08%        0.00%     1.00%
      Inception October 21, 2005 .................................       --      10.05           --      N/A          N/A       N/A
   Consumer Products Fund
      December 31, 2008 ..........................................        2       9.97           20   -24.18%        0.17%     1.00%
      December 31, 2007 ..........................................        2      13.15           26     9.95%        1.00%     1.00%
      December 31, 2006 ..........................................        7      11.96           85    16.23%        1.53%     1.00%
      December 31, 2005 ..........................................        2      10.29           25    -1.34%        0.93%     1.00%
      December 31, 2004 ..........................................       --      10.43            3     3.27%        0.02%     1.00%
      Inception May 1, 2004 ......................................       --      10.10           --      N/A          N/A       N/A
   Dow 2X Strategy Fund
      December 31, 2008 ..........................................       18       5.52           98   -62.11%        2.73%     1.00%
      December 31, 2007 ..........................................        3      14.57           46     7.05%        1.13%     1.00%
      December 31, 2006 ..........................................        2      13.61           25    29.25%        0.38%     1.00%
      December 31, 2005 ..........................................        4      10.53           46    -4.79%        3.27%     1.00%
      December 31, 2004 ..........................................       --      11.06           --    11.49%        0.00%     1.00%
      Inception July 15, 2004 ....................................       --       9.92           --      N/A          N/A       N/A
   Electronics Fund
      December 31, 2008 ..........................................       --       4.54           --   -50.60%        0.00%     1.00%
      December 31, 2007 ..........................................        6       9.19           57    -3.47%        0.00%     1.00%
      December 31, 2006 ..........................................        1       9.52           12     1.49%        0.00%     1.00%
      December 31, 2005 ..........................................        1       9.38            6     2.85%        0.00%     1.00%
      December 31, 2004 ..........................................       --       9.12           --    -6.37%        0.00%     1.00%
      Inception May 1, 2004 ......................................       --       9.74           --      N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                                            TOTAL
                                                                                         NET ASSETS            INVESTMENT
                                                                    UNITS       UNIT     ----------    TOTAL     INCOME     EXPENSE
FUND DESCRIPTION                                                    (000S)     VALUES      (000S)     RETURN      RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Energy Fund
      December 31, 2008 .........................................       33   $   12.99   $      427   -46.57%        0.00%     1.00%
      December 31, 2007 .........................................       35       24.31          855    31.90%        0.00%     1.00%
      December 31, 2006 .........................................       31       18.43          566    10.76%        0.00%     1.00%
      December 31, 2005 .........................................       52       16.64          864    37.18%        0.02%     1.00%
      December 31, 2004 .........................................       15       12.13          179    18.57%        0.01%     1.00%
      Inception May 1, 2004 .....................................       --       10.23           --      N/A          N/A       N/A
   Energy Services Fund
      December 31, 2008 .........................................       44       11.14          504   -58.03%        0.00%     1.00%
      December 31, 2007 .........................................       59       26.54        1,602    35.75%        0.00%     1.00%
      December 31, 2006 .........................................       31       19.55          645     9.89%        0.00%     1.00%
      December 31, 2005 .........................................       31       17.79          554    46.78%        0.00%     1.00%
      December 31, 2004 .........................................        3       12.12           39    19.17%        0.00%     1.00%
      Inception May 1, 2004 .....................................       --       10.17           --      N/A          N/A       N/A
   Essential Portfolio Aggressive Fund
      December 31, 2008 .........................................       --        8.06           --   -25.78%        0.00%     1.00%
      December 31, 2007 .........................................       --       10.86           --     5.64%        0.00%     1.00%
      December 31, 2006 .........................................       --       10.28           --     3.73%        0.00%     1.00%
      Inception November 1, 2006 ................................       --        9.91           --      N/A          N/A       N/A
   Essential Portfolio Conservative Fund
      December 31, 2008 .........................................       --        9.42           --   -11.72%        4.40%     1.00%
      December 31, 2007 .........................................       --       10.67           --     5.43%        0.00%     1.00%
      December 31, 2006 .........................................       --       10.12           --     1.40%        0.00%     1.00%
      Inception November 1, 2006 ................................       --        9.98           --      N/A          N/A       N/A
   Essential Portfolio Moderate Fund
      December 31, 2008 .........................................       --        8.84           --   -18.37%        0.00%     1.00%
      December 31, 2007 .........................................       --       10.83           --     5.45%        0.00%     1.00%
      December 31, 2006 .........................................       --       10.27           --     3.22%        0.00%     1.00%
      Inception November 1, 2006 ................................       --        9.95           --      N/A          N/A       N/A
   Europe 1.25X Strategy Fund
      December 31, 2008 .........................................        5        8.15           36   -55.32%        0.80%     1.00%
      December 31, 2007 .........................................        5       18.24           91    11.90%        2.86%     1.00%
      December 31, 2006 .........................................        3       16.30           41    28.25%        1.35%     1.00%
      December 31, 2005 .........................................        2       12.71           30     5.30%        0.51%     1.00%
      December 31, 2004 .........................................       --       12.07           --    19.39%        2.79%     1.00%
      Inception May 1, 2004 .....................................       --       10.11           --      N/A          N/A       N/A
   Financial Services Fund
      December 31, 2008 .........................................        6        5.62           31   -48.63%        2.43%     1.00%
      December 31, 2007 .........................................       --       10.94            1   -19.56%        3.19%     1.00%
      December 31, 2006 .........................................       --       13.60           --    15.55%        0.14%     1.00%
      December 31, 2005 .........................................       --       11.77            3     2.35%        1.02%     1.00%
      December 31, 2004 .........................................       --       11.50            1    14.43%        0.00%     1.00%
      Inception May 1, 2004 .....................................       --       10.05           --      N/A          N/A       N/A
   Government Long Bond 1.2X Strategy Fund
      December 31, 2008 .........................................      235        1.66          389    43.10%        0.00%     1.00%
      December 31, 2007 .........................................       84        1.16           97     9.43%        3.50%     1.00%
      December 31, 2006 .........................................       62        1.06           66    -4.50%        3.72%     1.00%
      December 31, 2005 .........................................       56        1.11           63     6.73%        3.33%     1.00%
      December 31, 2004 .........................................        2        1.04            2     7.29%        3.33%     1.00%
   Health Care Fund
      December 31, 2008 .........................................        5        8.98           41   -25.60%        0.00%     1.00%
      December 31, 2007 .........................................        9       12.07          113     4.96%        0.00%     1.00%
      December 31, 2006 .........................................        9       11.50          104     4.07%        0.00%     1.00%
      December 31, 2005 .........................................        2       11.05           18     9.51%        0.00%     1.00%
      December 31, 2004 .........................................        1       10.09           14     0.20%        0.00%     1.00%
      Inception May 1, 2004 .....................................       --       10.07           --      N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                                            TOTAL
                                                                                         NET ASSETS            INVESTMENT
                                                                    UNITS       UNIT     ----------    TOTAL     INCOME     EXPENSE
FUND DESCRIPTION                                                    (000S)     VALUES      (000S)     RETURN      RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Hedged Equity Fund
      December 31, 2008 .........................................       --   $    7.94   $       --   -24.60%        0.00%     1.00%
      December 31, 2007 .........................................       --       10.53           --     2.13%        0.00%     1.00%
      December 31, 2006 .........................................       --       10.31           --     3.10%        0.00%     1.00%
      Inception February 3, 2006 ................................       --       10.00           --      N/A          N/A       N/A
   Internet Fund
      December 31, 2008 .........................................       --        7.10           --   -45.38%        0.00%     1.00%
      December 31, 2007 .........................................       --       13.00           --     9.24%        0.00%     1.00%
      December 31, 2006 .........................................       --       11.90           --     8.68%        0.00%     1.00%
      December 31, 2005 .........................................       --       10.95            4    -2.41%        0.00%     1.00%
      December 31, 2004 .........................................       --       11.22           --    14.61%        0.00%     1.00%
      Inception May 1, 2004 .....................................       --        9.79           --      N/A          N/A       N/A
   Inverse Dow 2X Strategy Fund
      December 31, 2008 .........................................       27        9.76          268    59.22%        0.62%     1.00%
      December 31, 2007 .........................................       --        6.13            2    -9.85%        0.63%     1.00%
      December 31, 2006 .........................................        1        6.80            4   -22.55%        0.82%     1.00%
      December 31, 2005 .........................................        1        8.78            6     0.57%        0.82%     1.00%
      December 31, 2004 .........................................       --        8.73           --   -13.39%        0.00%     1.00%
      Inception July 15, 2004 ...................................       --       10.08           --      N/A          N/A       N/A
   Inverse Government Long Bond Strategy Fund
      December 31, 2008 .........................................       13        0.57            8   -31.33%        0.65%     1.00%
      December 31, 2007 .........................................        3        0.83            2    -5.68%        1.93%     1.00%
      December 31, 2006 .........................................        4        0.88            4     7.32%        1.35%     1.00%
      December 31, 2005 .........................................        5        0.82            4    -5.75%        0.00%     1.00%
      December 31, 2004 .........................................       31        0.87           27   -11.78%        0.00%     1.00%
   Inverse Mid-Cap Strategy Fund
      December 31, 2008 .........................................        1        9.79            8    33.02%        0.62%     1.00%
      December 31, 2007 .........................................       --        7.36            1    -2.90%        4.24%     1.00%
      December 31, 2006 .........................................       --        7.58            1    -4.77%        0.23%     1.00%
      December 31, 2005 .........................................        2        7.96           16    -9.13%        0.10%     1.00%
      December 31, 2004 .........................................       --        8.76           --   -11.87%        0.00%     1.00%
      Inception July 15, 2004 ...................................       --        9.94           --      N/A          N/A       N/A
   Inverse NASDAQ-100(R) Strategy Fund
      December 31, 2008 .........................................        1       10.91           13    46.64%        0.55%     1.00%
      December 31, 2007 .........................................       --        7.44           --   -12.16%        0.00%     1.00%
      December 31, 2006 .........................................        6        8.47           50    -2.42%        0.41%     1.00%
      December 31, 2005 .........................................       15        8.68          133     0.23%        0.00%     1.00%
      December 31, 2004 .........................................       --        8.66           --   -14.34%        0.00%     1.00%
      Inception May 1, 2004 .....................................       --       10.11           --      N/A          N/A       N/A
   Inverse Russell 2000 Strategy Fund
      December 31, 2008 .........................................        5        9.13           44    23.38%        1.98%     1.00%
      December 31, 2007 .........................................        1        7.40            5     4.37%        1.05%     1.00%
      December 31, 2006 .........................................        5        7.09           36   -12.79%        1.27%     1.00%
      December 31, 2005 .........................................       --        8.13           --    -4.01%        0.09%     1.00%
      December 31, 2004 .........................................       --        8.47           --   -14.96%        0.00%     1.00%
      Inception July 15, 2004 ...................................       --        9.96           --      N/A          N/A       N/A
   Inverse S&P 500 Strategy Fund
      December 31, 2008 .........................................      128        0.88          113    37.50%        1.05%     1.00%
      December 31, 2007 .........................................       94        0.64           61     0.00%        3.66%     1.00%
      December 31, 2006 .........................................       97        0.64           63    -8.57%        6.37%     1.00%
      December 31, 2005 .........................................       95        0.70           66    -1.41%        0.00%     1.00%
      December 31, 2004 .........................................       --        0.71           --   -11.70%        0.00%     1.00%
   Japan 1.25X Strategy Fund
      December 31, 2008 .........................................        2        7.48           15   -33.69%        0.63%     1.00%
      December 31, 2007 .........................................        2       11.28           24   -12.08%        4.81%     1.00%
      December 31, 2006 .........................................        5       12.83           70     4.06%        2.11%     1.00%
      December 31, 2005 .........................................       14       12.33          169    19.13%        0.00%     1.00%
      December 31, 2004 .........................................        3       10.35           30     4.76%        0.00%     1.00%
      Inception May 1, 2004 .....................................       --        9.88           --      N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                                            TOTAL
                                                                                         NET ASSETS            INVESTMENT
                                                                    UNITS       UNIT     ----------    TOTAL     INCOME     EXPENSE
FUND DESCRIPTION                                                    (000S)     VALUES      (000S)     RETURN      RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Large-Cap Growth Fund
      December 31, 2008 .........................................        1   $    6.84   $        7   -40.42%        0.00%     1.00%
      December 31, 2007 .........................................        1       11.48           12     3.89%        0.00%     1.00%
      December 31, 2006 .........................................        1       11.05           12     4.34%        0.00%     1.00%
      December 31, 2005 .........................................        1       10.59            5     0.76%        0.12%     1.00%
      December 31, 2004 .........................................       --       10.51            3     5.52%       17.00%     1.00%
      Inception July 15, 2004 ...................................       --        9.96           --      N/A          N/A       N/A
   Large-Cap Value Fund
      December 31, 2008 .........................................        5        6.40           30   -49.17%        0.84%     1.00%
      December 31, 2007 .........................................        6       12.59           77    -6.32%        0.90%     1.00%
      December 31, 2006 .........................................       20       13.44          265    16.46%        1.05%     1.00%
      December 31, 2005 .........................................       10       11.54          115     3.13%        1.27%     1.00%
      December 31, 2004 .........................................        1       11.19            9    12.35%        2.06%     1.00%
      Inception July 15, 2004 ...................................       --        9.96           --      N/A          N/A       N/A
   Leisure Fund
      December 31, 2008 .........................................        1        6.46            4   -49.61%        0.00%     1.00%
      December 31, 2007 .........................................        1       12.82            9    -3.46%        0.00%     1.00%
      December 31, 2006 .........................................        2       13.28           29    22.17%        0.00%     1.00%
      December 31, 2005 .........................................       --       10.87           --    -5.81%        0.00%     1.00%
      December 31, 2004 .........................................       --       11.54            2    15.17%        0.00%     1.00%
      Inception May 1, 2004 .....................................       --       10.02           --      N/A          N/A       N/A
   Mid Cap 1.5X Strategy Fund
      December 31, 2008 .........................................       23        1.02           23   -55.26%        0.00%     1.00%
      December 31, 2007 .........................................       25        2.28           57     2.70%        1.34%     1.00%
      December 31, 2006 .........................................       12        2.22           27     9.36%        0.28%     1.00%
      December 31, 2005 .........................................       26        2.03           52    12.78%        0.00%     1.00%
      December 31, 2004 .........................................       41        1.80           74    21.09%        0.00%     1.00%
   Mid-Cap Growth Fund
      December 31, 2008 .........................................        3        8.47           23   -36.79%        0.00%     1.00%
      December 31, 2007 .........................................        1       13.40           12     7.37%        0.00%     1.00%
      December 31, 2006 .........................................       --       12.48            2     2.04%        0.00%     1.00%
      December 31, 2005 .........................................        9       12.23          108    10.38%        0.00%     1.00%
      December 31, 2004 .........................................       --       11.08            4    10.14%        0.00%     1.00%
      Inception July 15, 2004 ...................................       --       10.06           --      N/A          N/A       N/A
   Mid-Cap Value Fund
      December 31, 2008 .........................................       --        7.41            1   -44.20%        0.00%     1.00%
      December 31, 2007 .........................................       --       13.28            6    -5.82%        0.89%     1.00%
      December 31, 2006 .........................................        1       14.10           11    15.95%        0.31%     1.00%
      December 31, 2005 .........................................        2       12.16           23     7.23%        1.27%     1.00%
      December 31, 2004 .........................................       --       11.34           --    12.95%        0.00%     1.00%
      Inception July 15, 2004 ...................................       --       10.04           --      N/A          N/A       N/A
   Multi-Cap Core Equity Fund
      December 31, 2008 .........................................       --        6.20           --   -39.51%        0.00%     1.00%
      December 31, 2007 .........................................       --       10.25           --    -6.22%        0.32%     1.00%
      December 31, 2006 .........................................       --       10.93           --     9.63%        0.00%     1.00%
      Inception February 3, 2006 ................................       --        9.97           --      N/A          N/A       N/A
   NASDAQ-100(R) 2X Strategy Fund
      December 31, 2008 .........................................        7        4.17           29   -72.85%        0.19%     1.00%
      December 31, 2007 .........................................        8       15.36          124    26.94%        0.79%     1.00%
      December 31, 2006 .........................................        1       12.10            6     3.77%        0.03%     1.00%
      December 31, 2005 .........................................        1       11.66           17    -3.95%        0.00%     1.00%
      December 31, 2004 .........................................       --       12.14           --    24.26%        0.00%     1.00%
      Inception May 1, 2004 .....................................       --        9.77           --      N/A          N/A       N/A
   NASDAQ-100(R) Fund
      December 31, 2008 .........................................        8       10.09           77   -42.47%        0.17%     1.00%
      December 31, 2007 .........................................       14       17.54          243    16.62%        0.07%     1.00%
      December 31, 2006 .........................................       14       15.04          213     4.74%        0.00%     1.00%
      December 31, 2005 .........................................       26       14.36          370     0.07%        0.00%     1.00%
      December 31, 2004 .........................................       30       14.35          431     8.29%        0.00%     1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                                            TOTAL
                                                                                         NET ASSETS            INVESTMENT
                                                                    UNITS       UNIT     ----------    TOTAL     INCOME     EXPENSE
FUND DESCRIPTION                                                    (000S)     VALUES      (000S)     RETURN      RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Nova Fund
      December 31, 2008 .........................................        2   $    6.27   $       15   -54.92%        0.26%     1.00%
      December 31, 2007 .........................................        4       13.91           60     0.14%        1.29%     1.00%
      December 31, 2006 .........................................        6       13.89           88    18.11%        1.21%     1.00%
      December 31, 2005 .........................................        6       11.76           73     2.89%        0.23%     1.00%
      December 31, 2004 .........................................        8       11.43           87    13.51%        0.05%     1.00%
   Precious Metals Fund
      December 31, 2008 .........................................       53       11.90          633   -39.16%        0.00%     1.00%
      December 31, 2007 .........................................       17       19.56          325    18.33%        0.00%     1.00%
      December 31, 2006 .........................................       21       16.53          353    20.22%        0.00%     1.00%
      December 31, 2005 .........................................       20       13.75          282    19.67%        0.00%     1.00%
      December 31, 2004 .........................................        4       11.49           51    14.90%        0.00%     1.00%
      Inception May 1, 2004 .....................................       --       10.00           --      N/A          N/A       N/A
   Real Estate Fund
      December 31, 2008 .........................................        3        8.52           29   -42.20%        0.46%     1.00%
      December 31, 2007 .........................................        3       14.74           43   -19.93%        1.47%     1.00%
      December 31, 2006 .........................................        5       18.41           85    29.47%        1.39%     1.00%
      December 31, 2005 .........................................        3       14.22           48     6.04%        1.61%     1.00%
      December 31, 2004 .........................................        1       13.41           19    32.90%        2.18%     1.00%
      Inception May 1, 2004 .....................................       --       10.09           --      N/A          N/A       N/A
   Retailing Fund
      December 31, 2008 .........................................       --        6.99           --   -33.62%        0.00%     1.00%
      December 31, 2007 .........................................       --       10.53           --   -13.48%        0.00%     1.00%
      December 31, 2006 .........................................        1       12.17           10     8.95%        0.00%     1.00%
      December 31, 2005 .........................................       --       11.17            5     4.49%        0.00%     1.00%
      December 31, 2004 .........................................       --       10.69           --     7.01%        0.00%     1.00%
      Inception May 1, 2004 .....................................       --        9.99           --      N/A          N/A       N/A
   Russell 2000 1.5X Strategy Fund
      December 31, 2008 .........................................       60        1.08           65   -51.57%        0.11%     1.00%
      December 31, 2007 .........................................       89        2.23          198    -7.85%        1.74%     1.00%
      December 31, 2006 .........................................      122        2.42          294    19.80%        0.29%     1.00%
      December 31, 2005 .........................................       78        2.02          157     2.54%        2.06%     1.00%
      December 31, 2004 .........................................      140        1.97          275    24.21%        0.00%     1.00%
   Russell 2000 2X Strategy Fund
      December 31, 2008 .........................................       22        3.01           68   -66.48%        1.99%     1.00%
      December 31, 2007 .........................................        4        8.98           40   -13.49%        0.00%     1.00%
      December 31, 2006 .........................................       --       10.38           --     7.90%        0.00%     1.00%
      Inception November 1, 2006 ................................       --        9.62           --      N/A          N/A       N/A
   S&P 500 2X Strategy Fund
      December 31, 2008 .........................................       12        4.59           54   -68.28%        0.00%     1.00%
      December 31, 2007 .........................................        1       14.47           16    -0.41%        0.87%     1.00%
      December 31, 2006 .........................................        2       14.53           28    22.51%        1.61%     1.00%
      December 31, 2005 .........................................       --       11.86            1     2.33%        0.00%     1.00%
      December 31, 2004 .........................................       --       11.59           --    15.32%        0.00%     1.00%
      Inception May 1, 2004 .....................................       --       10.05           --      N/A          N/A       N/A
   Sector Rotation Fund
      December 31, 2008 .........................................       72        1.22           87   -41.06%        0.00%     1.00%
      December 31, 2007 .........................................       52        2.07          107    21.05%        0.00%     1.00%
      December 31, 2006 .........................................        8        1.71           14    10.32%        0.00%     1.00%
      December 31, 2005 .........................................        1        1.55            1    13.14%        0.00%     1.00%
      December 31, 2004 .........................................       12        1.37           16     9.32%        0.00%     1.00%
   Small-Cap Growth Fund
      December 31, 2008 .........................................        3        8.33           25   -34.97%        0.00%     1.00%
      December 31, 2007 .........................................        1       12.81           10    -1.08%        0.00%     1.00%
      December 31, 2006 .........................................        2       12.95           28     6.67%        0.00%     1.00%
      December 31, 2005 .........................................        7       12.14           84     5.11%        0.00%     1.00%
      December 31, 2004 .........................................       --       11.55           --    14.81%        0.00%     1.00%
      Inception July 15, 2004 ...................................       --       10.06           --      N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                                            TOTAL
                                                                                         NET ASSETS            INVESTMENT
                                                                    UNITS       UNIT     ----------    TOTAL     INCOME     EXPENSE
FUND DESCRIPTION                                                    (000S)     VALUES      (000S)     RETURN      RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Small-Cap Value Fund
      December 31, 2008 .........................................       11   $    6.15   $       70   -44.09%        0.71%     1.00%
      December 31, 2007 .........................................       11       11.00          122   -21.15%        0.20%     1.00%
      December 31, 2006 .........................................       15       13.95          207    18.02%        0.90%     1.00%
      December 31, 2005 .........................................        1       11.82           12     2.60%        0.00%     1.00%
      December 31, 2004 .........................................        1       11.52            6    14.74%        2.00%     1.00%
      Inception July 15, 2004 ...................................       --       10.04           --      N/A          N/A       N/A
   Strengthening Dollar 2X Strategy Fund
      December 31, 2008 .........................................        1        8.45           12     4.45%        0.00%     1.00%
      December 31, 2007 .........................................       --        8.09           --   -11.78%        0.00%     1.00%
      December 31, 2006 .........................................       --        9.17           --   -11.49%        0.00%     1.00%
      December 31, 2005 .........................................       --       10.36           --     2.37%        0.00%     1.00%
      Inception October 21, 2005 ................................       --       10.12           --      N/A          N/A       N/A
   Technology Fund
      December 31, 2008 .........................................       --        6.63            1   -45.97%        0.00%     1.00%
      December 31, 2007 .........................................        1       12.27            9     9.26%        0.00%     1.00%
      December 31, 2006 .........................................       --       11.23            1     4.86%        0.00%     1.00%
      December 31, 2005 .........................................       --       10.71            1     2.10%        0.00%     1.00%
      December 31, 2004 .........................................       --       10.49           --     6.61%        0.00%     1.00%
      Inception May 1, 2004 .....................................       --        9.84           --      N/A          N/A       N/A
   Telecommunications Fund
      December 31, 2008 .........................................        7        7.53           50   -45.91%        0.00%     1.00%
      December 31, 2007 .........................................        7       13.92          101     8.16%        0.15%     1.00%
      December 31, 2006 .........................................        7       12.87           90    18.29%        2.91%     1.00%
      December 31, 2005 .........................................       --       10.88           --     0.18%        0.00%     1.00%
      December 31, 2004 .........................................       --       10.86           --     9.81%        0.00%     1.00%
      Inception May 1, 2004 .....................................       --        9.89           --      N/A          N/A       N/A
   Transportation Fund
      December 31, 2008 .........................................        1        9.61            5   -26.02%        0.00%     1.00%
      December 31, 2007 .........................................       --       12.99           --    -9.67%        0.00%     1.00%
      December 31, 2006 .........................................        1       14.38            8     6.28%        0.00%     1.00%
      December 31, 2005 .........................................       --       13.53            1     7.47%        0.00%     1.00%
      December 31, 2004 .........................................       --       12.59           --    25.65%        0.00%     1.00%
      Inception May 1, 2004 .....................................       --       10.02           --      N/A          N/A       N/A
   U.S. Government Money Market Fund
      December 31, 2008 .........................................      265        1.05          279     0.00%        1.07%     1.00%
      December 31, 2007 .........................................      263        1.05          277     2.94%        3.81%     1.00%
      December 31, 2006 .........................................      316        1.02          323     3.03%        3.70%     1.00%
      December 31, 2005 .........................................      456        0.99          453     1.02%        1.97%     1.00%
      December 31, 2004 .........................................      178        0.98          175    -1.17%        0.32%     1.00%
   Utilities Fund
      December 31, 2008 .........................................        6       11.81           69   -30.24%        0.73%     1.00%
      December 31, 2007 .........................................        4       16.93           71    11.68%        1.40%     1.00%
      December 31, 2006 .........................................        4       15.16           67    19.84%        2.32%     1.00%
      December 31, 2005 .........................................        6       12.65           80     9.43%        0.82%     1.00%
      December 31, 2004 .........................................       --       11.56            1    14.91%        2.67%     1.00%
      Inception May 1, 2004 .....................................       --       10.06           --      N/A          N/A       N/A
   Weakening Dollar 2X Strategy Fund
      December 31, 2008 .........................................       --       11.35            3   -13.09%        0.00%     1.00%
      December 31, 2007 .........................................       --       13.06            2    16.92%        2.75%     1.00%
      December 31, 2006 .........................................       --       11.17            1    15.51%       17.92%     1.00%
      December 31, 2005 .........................................       --        9.67           --    -2.13%        0.00%     1.00%
      Inception October 21, 2005 ................................       --        9.88           --      N/A          N/A       N/A
SELIGMAN PORTFOLIOS, INC.:
   Communications and Information Portfolio
      December 31, 2008 .........................................      138   $    0.53   $       73   -36.90%        0.00%     1.00%
      December 31, 2007 .........................................      146        0.84          123    15.07%        0.00%     1.00%
      December 31, 2006 .........................................      101        0.73           74    19.67%        0.00%     1.00%
      December 31, 2005 .........................................      140        0.61           85     7.02%        0.00%     1.00%
      December 31, 2004 .........................................      212        0.57          121     9.52%        0.00%     1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                                            TOTAL
                                                                                         NET ASSETS            INVESTMENT
                                                                    UNITS       UNIT     ----------    TOTAL     INCOME     EXPENSE
FUND DESCRIPTION                                                    (000S)     VALUES      (000S)     RETURN      RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS, INC.: (continued)
   Global Technology Portfolio
      December 31, 2008 .........................................       91        0.41           38   -40.58%        0.00%     1.00%
      December 31, 2007 .........................................       91        0.69           65    13.11%        0.00%     1.00%
      December 31, 2006 .........................................      195        0.61          120    17.31%        0.00%     1.00%
      December 31, 2005 .........................................      220        0.52          114     6.12%        0.00%     1.00%
      December 31, 2004 .........................................      186        0.49           90     3.65%        0.00%     1.00%
THIRD AVENUE VARIABLE SERIES TRUST:
   Value Portfolio:
      December 31, 2008 .........................................      533        1.12          596   -44.28%        0.91%     1.00%
      December 31, 2007 .........................................      445        2.01          893    -5.63%        2.15%     1.00%
      December 31, 2006 .........................................      367        2.13          782    14.52%        1.30%     1.00%
      December 31, 2005 .........................................      318        1.86          591    13.41%        1.39%     1.00%
      December 31, 2004 .........................................      254        1.64          415    19.00%        0.54%     1.00%
VAN ECK WORLDWIDE INSURANCE TRUST:
   Absolute Return Fund
      December 31, 2008 .........................................        4        0.93            4   -13.89%        0.09%     1.00%
      December 31, 2007 .........................................        5        1.08            6     2.86%        0.38%     1.00%
      December 31, 2006 .........................................        1        1.05            1     8.25%        0.00%     1.00%
      December 31, 2005 .........................................        1        0.97            1    -1.02%        0.00%     1.00%
      December 31, 2004 .........................................        1        0.98            1    -1.54%        0.00%     1.00%
   Bond Fund
      December 31, 2008 .........................................       78        1.74          136     2.35%        8.96%     1.00%
      December 31, 2007 .........................................      113        1.70          192     8.97%        5.65%     1.00%
      December 31, 2006 .........................................       85        1.56          133     5.41%        8.62%     1.00%
      December 31, 2005 .........................................      120        1.48          178    -3.90%        7.23%     1.00%
      December 31, 2004 .........................................      150        1.54          231     7.85%        9.37%     1.00%
   Emerging Markets Fund
      December 31, 2008 .........................................      277        0.92          254   -65.02%        0.00%     1.00%
      December 31, 2007 .........................................      504        2.63        1,325    36.27%        0.35%     1.00%
      December 31, 2006 .........................................      361        1.93          697    37.86%        0.53%     1.00%
      December 31, 2005 .........................................      276        1.40          385    30.84%        0.59%     1.00%
      December 31, 2004 .........................................      257        1.07          275    24.82%        0.58%     1.00%
   Hard Assets Fund
      December 31, 2008 .........................................      273        2.37          648   -46.62%        0.27%     1.00%
      December 31, 2007 .........................................      337        4.44        1,498    43.69%        0.09%     1.00%
      December 31, 2006 .........................................      291        3.09          898    23.11%        0.07%     1.00%
      December 31, 2005 .........................................      243        2.51          610    50.30%        0.25%     1.00%
      December 31, 2004 .........................................      157        1.67          261    22.84%        0.62%     1.00%
   Real Estate Fund
      December 31, 2008 .........................................       91        1.19          108   -55.43%        5.43%     1.00%
      December 31, 2007 .........................................       92        2.67          246    -0.37%        1.16%     1.00%
      December 31, 2006 .........................................       90        2.68          241    30.10%        1.28%     1.00%
      December 31, 2005 .........................................       82        2.06          169    19.77%        3.13%     1.00%
      December 31, 2004 .........................................      162        1.72          279    34.61%        0.63%     1.00%
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery Fund
      December 31, 2008 .........................................       36        8.62          314   -44.92%        0.00%     1.00%
      December 31, 2007 .........................................       42       15.65          655    21.04%        0.00%     1.00%
      December 31, 2006 .........................................       45       12.93          588    13.52%        0.00%     1.00%
      December 31, 2005 .........................................       49       11.39          558    15.05%        0.00%     1.00%
      Inception April 8, 2005 ...................................       --        9.90           --      N/A          N/A       N/A
   Opportunity Fund
      December 31, 2008 .........................................      329        1.59          524   -40.67%        1.93%     1.00%
      December 31, 2007 .........................................      341        2.68          914     5.51%        0.56%     1.00%
      December 31, 2006 .........................................      317        2.54          806    10.92%        0.00%     1.00%
      December 31, 2005 .........................................      397        2.29          908     7.01%        0.00%     1.00%
      December 31, 2004 .........................................      540        2.14        1,156    16.89%        0.00%     1.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

================================================================================

(7) UNIT PROGRESSION

      The change in units outstanding for the year ended December 31, 2008 was as follows:

                                                                          NUMBER                                          NUMBER
                                                                         OF UNITS                                        OF UNITS
                                                                         BEGINNING        UNITS            UNITS            END
                                                              NOTES*      OF YEAR       PURCHASED         REDEEMED        OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS:
   Basic Value .........................................                   81,073.7        38,360.2        (28,034.2)      91,399.7
   Core Equity .........................................                    6,556.2         2,957.1         (4,267.9)       5,245.4
   Financial Services ..................................                    4,998.4        26,325.4        (26,325.4)       4,998.4
   Global Health Care ..................................                   58,008.2        53,929.6        (43,456.9)      68,480.9
   Global Real Estate ..................................                  453,504.5        93,581.4       (213,943.3)     333,142.6
   High Yield ..........................................                    4,384.6           785.7         (2,452.8)       2,717.5
   Mid Cap Core Equity .................................                   21,658.3        66,569.3        (52,199.8)      36,027.8
   Technology ..........................................                   40,227.7        20,580.5           (292.3)      60,515.9
THE ALGER AMERICAN FUND:
   Capital Appreciation ................................         a        547,402.9        54,673.9       (116,916.0)     485,160.8
   LargeCap Growth .....................................         b        690,985.1       128,540.0       (165,734.5)     653,790.6
   MidCap Growth .......................................                  361,384.5        70,986.0       (116,641.7)     315,728.8
   SmallCap Growth .....................................         c      1,146,591.6        85,537.2       (238,037.9)     994,090.9
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES, INC:
   Growth and Income ...................................                    9,770.0         5,441.7           (518.9)      14,692.8
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
   Balanced ............................................                    1,897.5         5,609.2         (2,217.5)       5,289.2
   Income & Growth .....................................                  104,094.2        11,427.3        (35,790.3)      79,731.2
   Inflation Protection ................................                      139.1        15,304.0         (9,095.5)       6,347.6
   International .......................................                  586,532.9       210,069.9       (115,862.7)     680,740.1
   Large Company Value .................................                         --         4,601.0         (2,722.3)       1,878.7
   Value ...............................................                  435,146.8        79,367.8       (163,462.4)     351,052.2
   Vista ...............................................                   39,716.3        16,156.3        (44,735.3)      11,137.3
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond ..................................                         --         2,155.3               --        2,155.3
DREYFUS INVESTMENT PORTFOLIOS:
   Small Cap Stock Index ...............................                    1,131.3           293.4           (527.1)         897.6
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: ..............                1,196,163.4        87,876.8       (238,416.7)   1,045,623.5
DREYFUS STOCK INDEX FUND: ..............................                3,772,047.8       367,749.3       (759,576.9)   3,380,220.2
DREYFUS VARIABLE INVESTMENT FUND:
   International Value .................................                  151,243.0        15,414.6        (56,858.1)     109,799.5
FEDERATED INSURANCE SERIES:
   Capital Income II ...................................                  119,762.0        42,565.1        (12,742.5)     149,584.6
   High Income Bond II .................................                  219,209.7        21,685.6        (53,120.7)     187,774.6
   International Equity II .............................                   86,848.7         8,214.6        (43,089.8)      51,973.5
   Kaufmann II .........................................                   22,946.4         3,667.6         (1,345.3)      25,268.7
   Market Opportunity II ...............................                       85.7        10,417.7         (4,267.4)       6,236.0
JANUS ASPEN SERIES:
   Balanced ............................................                   29,663.0         2,173.5        (14,788.0)      17,048.5
   Forty ...............................................                   37,240.7        50,275.0        (44,238.3)      43,277.4
   Global Life Sciences ................................                      196.4         2,893.1         (2,912.2)         177.3
   Growth and Income ...................................                  506,274.9        39,447.4        (48,750.2)     496,972.1
   International Growth ................................                  829,229.2       160,252.8       (473,101.9)     516,380.1
   Large Cap Growth ....................................                2,097,252.6       312,771.8       (394,837.4)   2,015,187.0
   Mid Cap Growth ......................................                2,144,085.2       267,080.0       (419,620.9)   1,991,544.3
   Perkins Mid Cap Value ...............................         o            227.0         1,752.9            (45.5)       1,934.4
   Perkins Small Company Value - Service ...............         p          1,224.6           278.2         (1,048.7)         454.1
   Worldwide Growth ....................................                3,255,167.0       245,244.7       (627,401.4)   2,873,010.3
LAZARD RETIREMENT SERIES:
   Emerging Markets ....................................                   56,366.3        33,959.2        (28,987.9)      61,337.6
   International Equity ................................                    8,263.3           257.7           (581.0)       7,940.0
   US Small Cap Equity .................................         n        148,030.1        47,433.3        (11,641.9)     183,821.5
   US Strategic Equity .................................                   61,357.2         5,122.4           (470.2)      66,009.4

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                          NUMBER                                          NUMBER
                                                                         OF UNITS                                        OF UNITS
                                                                         BEGINNING        UNITS            UNITS            END
                                                              NOTES*      OF YEAR       PURCHASED         REDEEMED        OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
   Aggressive Growth I .................................                      534.6         4,811.7         (4,236.7)       1,109.6
   Capital and Income I ................................                      331.6           752.9            (50.9)       1,033.6
   Fundamental Value I .................................                      603.8              --           (282.3)         321.5
   Large Cap Growth I ..................................                      181.2         1,555.5         (1,473.1)         263.6
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
   Government ..........................................         d              7.3              --             (7.3)            --
   Strategic Bond ......................................                    2,555.5         1,032.1           (687.4)       2,900.2
LORD ABBETT SERIES FUND:
   America's Value .....................................                  192,920.3        31,776.4       (156,848.9)      67,847.8
   Growth and Income ...................................                  575,781.6       101,813.5       (144,373.9)     533,221.2
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   High Income Bond ....................................         e             16.6         5,246.8         (5,263.4)            --
   Mid-Cap Growth ......................................                   77,125.3        11,630.4        (30,810.3)      57,945.4
   Partners ............................................                  225,318.3        32,434.3        (61,512.4)     196,240.2
   Regency .............................................                   63,388.6        53,272.3        (24,283.5)      92,377.4
   Short Duration Bond .................................         f        104,310.3       163,391.9       (224,573.0)      43,129.2
   Small-Cap Growth ....................................         g         11,294.7         1,635.6         (6,390.4)       6,539.9
   Socially Responsive .................................                      277.0           272.4           (117.4)         432.0
NORTHERN LIGHTS VARIABLE TRUST:
   JNF Balanced ........................................                1,075,299.4        59,745.1       (202,514.8)     932,529.7
   JNF Equity ..........................................               10,642,823.5       416,638.9     (1,983,643.6)   9,075,818.8
   JNF Loomis Sayles Bond ..............................         h               --         2,066.1         (2,066.1)
   JNF Money Market ....................................         i               --     1,341,442.6       (534,774.0)     806,668.6
PIMCO VARIABLE INSURANCE TRUST:
   All Asset ...........................................                         --        18,980.4         (1,390.2)      17,590.2
   CommodityRealReturn Strategy ........................                      201.3        46,639.1        (39,831.7)       7,008.7
   Emerging Markets Bond ...............................                      752.0         1,385.2         (1,385.2)         752.0
   Foreign Bond US Dollar-Hedged .......................                        2.5        14,586.1        (14,493.7)          94.9
   Global Bond Unhedged ................................                       43.5        16,066.6        (10,279.4)       5,830.7
   High Yield ..........................................                      346.9         8,880.5         (5,917.7)       3,309.7
   Long Term US Government .............................                    4,790.7        41,632.7        (22,742.1)      23,681.3
   Low Duration ........................................                         --         6,974.8         (6,703.6)         271.2
   Money Market ........................................         j        846,458.4        91,935.4       (938,393.8)            --
   Real Return .........................................                  177,661.8       402,809.5       (270,345.1)     310,126.2
   RealEstateRealReturn Strategy .......................                    8,964.6        23,406.3        (29,038.2)       3,332.7
   Short-Term ..........................................                   12,020.8         9,539.2        (18,511.8)       3,048.2
   StocksPLUS(R) Total Return ..........................                       18.0           929.4               --          947.4
   Total Return ........................................                  275,939.9       265,090.4       (228,225.4)     312,804.9
PIONEER VARIABLE CONTRACTS TRUST:
   Cullen Value ........................................                        0.9             5.4               --            6.3
   Emerging Markets ....................................                   49,559.5        25,739.3        (42,758.9)      32,539.9
   Equity Income .......................................                  264,741.9        13,784.0         (5,678.7)     272,847.2
   Fund ................................................                   15,716.2       132,891.0        (45,833.4)     102,773.8
   Global High Yield ...................................                         --         2,785.2         (2,672.0)         113.2
   High Yield ..........................................                    7,745.6         1,512.9           (146.4)       9,112.1
   International Value .................................                    1,840.5         6,864.6           (570.7)       8,134.4
   Mid Cap Value .......................................                      924.0           449.5               --        1,373.5
ROYCE CAPITAL FUND:
   Micro-Cap ...........................................                  309,086.7        42,306.4       (132,387.3)     219,005.8
   Small-Cap ...........................................                  221,370.5        80,014.6        (83,089.6)     218,295.5
RYDEX VARIABLE TRUST:
   CLS AdvisorOne Amerigo ..............................                      145.7         4,208.5            (85.3)       4,268.9
   CLS AdvisorOne Clermont .............................                         --         1,234.7         (1,234.7)            --
   Absolute Return Strategies ..........................                       70.8              --               --           70.8
   Banking .............................................                    3,089.3        77,395.2        (70,150.9)      10,333.6
   Basic Materials .....................................                   23,276.5        27,001.7        (33,581.6)      16,696.6
   Biotechnology .......................................                    2,531.1        39,413.9        (34,078.4)       7,866.6
   Commodities Strategy ................................                    1,269.9        63,050.7        (56,367.4)       7,953.2
   Consumer Products ...................................                    2,009.1         1,093.5         (1,099.5)       2,003.1
   Dow 2X Strategy .....................................                    3,173.6       176,660.3       (162,128.8)      17,705.1

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                          NUMBER                                          NUMBER
                                                                         OF UNITS                                        OF UNITS
                                                                         BEGINNING        UNITS            UNITS            END
                                                              NOTES*      OF YEAR       PURCHASED         REDEEMED        OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Electronics .........................................                    6,234.6         3,316.0         (9,550.6)            --
   Energy ..............................................                   35,160.7        38,597.1        (40,899.9)      32,857.9
   Energy Services .....................................                   58,600.9        51,071.4        (66,019.2)      43,653.1
   Essential Portfolio Conservative ....................                         --            28.1               --           28.1
   Europe 1.25X Strategy ...............................                    4,997.2         3,982.7         (4,504.0)       4,475.9
   Financial Services ..................................                       47.2        29,157.0        (23,612.4)       5,591.8
   Government Long Bond 1.2X Strategy ..................                   83,626.4       630,068.5       (479,170.2)     234,524.7
   Health Care .........................................                    9,386.6        15,243.5        (20,104.2)       4,525.9
   Internet ............................................                         --         9,757.4         (9,757.4)            --
   Inverse Dow 2X Strategy .............................                      290.5       291,598.5       (264,415.0)      27,474.0
   Inverse Government Long Bond Strategy ...............                    2,681.3       166,137.9       (155,486.3)      13,332.9
   Inverse Mid-Cap Strategy ............................                      135.4        24,276.9        (23,582.3)         830.0
   Inverse NASDAQ-100(R) Strategy ......................        k                --        85,718.7        (84,494.7)       1,224.0
   Inverse Russell 2000 Strategy .......................                      634.8        88,856.8        (84,618.4)       4,873.2
   Inverse S&P 500 Strategy ............................                   94,366.9       378,826.9       (345,490.4)     127,703.4
   Japan 1.25X Strategy ................................                    2,153.1        11,064.7        (11,233.1)       1,984.7
   Large-Cap Growth ....................................                    1,024.5         9,562.6         (9,501.9)       1,085.2
   Large-Cap Value .....................................                    6,081.5        15,622.0        (17,024.1)       4,679.4
   Leisure .............................................                      683.8         4,088.9         (4,150.7)         622.0
   Mid Cap 1.5X Strategy ...............................                   25,171.8       130,324.3       (132,789.6)      22,706.5
   Mid-Cap Growth ......................................                      876.6         6,581.6         (4,725.3)       2,732.9
   Mid-Cap Value .......................................                      459.3         8,741.5         (9,020.8)         180.0
   Multi-Cap Core Equity ...............................                       21.1              --            (21.1)            --
   NASDAQ-100(R) 2X Strategy ...........................        l           8,092.2        31,433.9        (32,628.7)       6,897.4
   NASDAQ-100(R) .......................................        m          13,839.3        16,779.7        (23,015.9)       7,603.1
   Nova ................................................                    4,279.4         5,640.5         (7,572.0)       2,347.9
   Precious Metals .....................................                   16,621.8        92,613.7        (55,974.2)      53,261.3
   Real Estate .........................................                    2,904.0        26,134.6        (25,587.2)       3,451.4
   Retailing ...........................................                         --         4,833.7         (4,833.7)            --
   Russell 2000 1.5X Strategy ..........................                   88,754.3       126,060.5       (154,702.5)      60,112.3
   Russell 2000 2X Strategy ............................                    4,465.5       158,428.7       (140,433.0)      22,461.2
   S&P 500 2X Strategy .................................                    1,085.8        12,844.8         (2,133.1)      11,797.5
   Sector Rotation .....................................                   51,812.8        34,573.4        (14,651.2)      71,735.0
   Small-Cap Growth ....................................                      811.3         9,852.3         (7,616.2)       3,047.4
   Small-Cap Value .....................................                   11,105.4        18,486.0        (18,187.6)      11,403.8
   Strengthening Dollar 2X Strategy ....................                         --        38,910.6        (37,460.5)       1,450.1
   Technology ..........................................                      716.3        18,990.9        (19,549.8)         157.4
   Telecommunications ..................................                    7,222.9        11,429.3        (12,036.4)       6,615.8
   Transportation ......................................                         --        11,557.7        (11,018.5)         539.2
   U.S. Government Money Market ........................                  263,309.7     2,275,590.6     (2,273,717.2)     265,183.1
   Utilities ...........................................                    4,196.3        11,153.2         (9,512.2)       5,837.3
   Weakening Dollar 2X Strategy ........................                      119.0        19,972.5        (19,823.7)         267.8
SELIGMAN PORTFOLIOS, INC:
   Communications and Information ......................                  146,332.8        25,385.7        (33,994.0)     137,724.5
   Global Technology ...................................                   90,795.0        11,662.4        (11,293.6)      91,163.8
THIRD AVENUE VARIABLE SERIES TRUST:
   Value ...............................................                  445,415.1       198,914.3       (111,207.8)     533,121.6
VAN ECK WORLDWIDE INSURANCE TRUST:
   Absolute Return .....................................                    5,272.8         7,490.6         (8,605.3)       4,158.1
   Bond ................................................                  113,249.9        65,754.8       (100,936.1)      78,068.6
   Emerging Markets ....................................                  504,453.6       122,674.2       (350,357.9)     276,769.9
   Hard Assets .........................................                  337,072.0       253,328.3       (317,124.3)     273,276.0
   Real Estate .........................................                   92,188.4        28,952.2        (30,022.3)      91,118.3
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery ...........................................                   41,866.6        11,883.5        (17,382.3)      36,367.8
   Opportunity .........................................                  340,582.8        99,857.7       (111,081.4)     329,359.1
                                                                       -------------------------------------------------------------
                                                                       37,473,809.0    12,348,384.3    (16,026,738.7)  33,795,454.6
                                                                       =============================================================

*     See Footnote 8 for details.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

================================================================================

(7) UNIT PROGRESSION

      The change in units outstanding for the year ended December 31, 2007 was as follows:

                                                                          NUMBER                                          NUMBER
                                                                         OF UNITS                                        OF UNITS
                                                                         BEGINNING        UNITS            UNITS            END
                                                              NOTES*      OF YEAR       PURCHASED         REDEEMED        OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
40|86 SERIES TRUST:
   Balanced ............................................          j     2,949,848.8       146,150.8     (3,095,999.6)            --
   Equity ..............................................          j     2,040,067.0        36,955.8     (2,077,022.8)            --
   Fixed Income ........................................          a       796,845.4         3,395.5       (800,240.9)            --
   Government Securities ...............................          a       230,459.6         3,129.9       (233,589.5)            --
   Money Market ........................................          a       796,117.6        79,279.5       (875,397.1)            --
AIM VARIABLE INSURANCE FUNDS:
   Basic Value .........................................                   61,000.2        20,887.5           (814.0)      81,073.7
   Core Equity .........................................                    5,351.5         2,002.9           (798.2)       6,556.2
   Financial Services ..................................                    1,220.5         4,988.1         (1,210.2)       4,998.4
   Global Health Care ..................................                   99,095.1        26,420.1        (67,507.0)      58,008.2
   Global Real Estate ..................................                  616,348.2       292,439.7       (455,283.4)     453,504.5
   High Yield ..........................................                    3,964.6         3,072.8         (2,652.8)       4,384.6
   Mid Cap Core Equity .................................                   17,559.8         5,104.3         (1,005.8)      21,658.3
   Technology ..........................................                  124,993.4        15,548.0       (100,313.7)      40,227.7
THE ALGER AMERICAN FUND:
   Large Cap Growth ....................................         ah       678,620.5       293,029.7       (280,665.1)     690,985.1
   Capital Appreciation ................................         ai       503,811.0       147,953.3       (104,361.4)     547,402.9
   MidCap Growth .......................................                  352,932.3       170,092.2       (161,640.0)     361,384.5
   SmallCap Growth .....................................         aj     1,175,860.2       164,929.8       (194,198.4)   1,146,591.6
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES, INC:
   Growth and Income ...................................                    4,672.3         6,309.0         (1,211.3)       9,770.0
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
   Balanced ............................................                      163.8         1,870.8           (137.1)       1,897.5
   Income & Growth .....................................                   70,994.9        62,966.7        (29,867.4)     104,094.2
   Inflation Protection ................................                      111.8         8,876.8         (8,849.5)         139.1
   International .......................................                  514,011.3       274,198.9       (201,677.3)     586,532.9
   Value ...............................................                  483,113.2       121,869.1       (169,835.5)     435,146.8
   Vista ...............................................          k              --        54,526.8        (14,810.5)      39,716.3
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond ..................................                         --         3,806.6         (3,806.6)            --
DREYFUS INVESTMENT PORTFOLIOS:
   Small Cap Stock Index ...............................                    1,514.9         2,838.0         (3,221.6)       1,131.3
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: ..............                1,237,889.9       134,509.0       (176,235.5)   1,196,163.4
DREYFUS STOCK INDEX FUND: ..............................                4,409,185.9       405,039.2     (1,042,177.3)   3,772,047.8
DREYFUS VARIABLE INVESTMENT FUND:
   Disciplined Stock ...................................          i       145,438.9         2,636.8       (148,075.7)            --
   International Value .................................                  180,711.2        56,520.4        (85,988.6)     151,243.0
FEDERATED INSURANCE SERIES:
   Capital Income II ...................................                  205,704.9        11,529.1        (97,472.0)     119,762.0
   High Income Bond II .................................                  193,154.1        72,369.5        (46,313.9)     219,209.7
   International Equity II .............................                   66,388.1        72,802.1        (52,341.5)      86,848.7
   Kaufmann II .........................................                        3.1        29,258.7         (6,315.4)      22,946.4
   Market Opportunity II ...............................                         --           135.8            (50.1)          85.7
JANUS ASPEN SERIES:
   Balanced ............................................          k              --        30,165.0           (502.0)      29,663.0
   Forty ...............................................          k              --        48,077.4        (10,836.7)      37,240.7
   Global Life Sciences ................................          k              --           200.6             (4.2)         196.4
   Growth and Income ...................................                  442,634.5       140,443.5        (76,803.1)     506,274.9
   International Growth ................................                  743,251.6       387,933.7       (301,956.1)     829,229.2
   Large Cap Growth ....................................                2,296,613.1       347,939.0       (547,299.5)   2,097,252.6
   Mid Cap Growth ......................................                2,278,041.0       322,792.3       (456,748.1)   2,144,085.2
   Perkins Mid Cap Value ...............................      k, an              --           228.3             (1.3)         227.0
   Perkins Small Company Value - Service ...............      k, ao              --         1,224.6               --        1,224.6
   Worldwide Growth ....................................                3,369,800.7       425,972.4       (540,606.1)   3,255,167.0

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                          NUMBER                                          NUMBER
                                                                         OF UNITS                                        OF UNITS
                                                                         BEGINNING        UNITS            UNITS            END
                                                              NOTES*      OF YEAR       PURCHASED         REDEEMED        OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES:
   Emerging Markets ....................................                   27,459.1        49,194.2        (20,287.0)      56,366.3
   International Equity ................................                    4,571.3         6,722.5         (3,030.5)       8,263.3
   US Small Cap Equity .................................        am        200,952.4        73,527.3       (126,449.6)     148,030.1
   US Strategic Equity .................................         l         51,856.5        49,399.0        (39,898.3)      61,357.2
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
   Aggressive Growth I .................................         b               --         2,293.8         (1,759.2)         534.6
   Capital and Income I ................................         b               --           819.9           (488.3)         331.6
   Fundamental Value I .................................         b               --         3,701.0         (3,097.2)         603.8
   Large Cap Growth I ..................................         b               --         2,996.1         (2,814.9)         181.2
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
   Global High Yield Bond ..............................         c               --           497.1           (497.1)            --
   Government ..........................................         d            118.0             6.8           (117.5)           7.3
   Strategic Bond ......................................         c          1,957.5           847.2           (249.2)       2,555.5
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC:
   Aggressive Growth ...................................         e            327.6            80.9           (408.5)            --
   All Cap Value .......................................         f          2,188.4            24.9         (2,213.3)            --
   Large Cap Growth ....................................         g            224.5            19.7           (244.2)            --
   Total Return ........................................         h            506.0            27.9           (533.9)            --
LORD ABBETT SERIES FUND:
   America's Value .....................................                  137,891.8       114,729.0        (59,700.5)     192,920.3
   Growth and Income ...................................                  740,603.3       107,117.1       (271,938.8)     575,781.6
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   High Income Bond ....................................         m              3.8            12.8               --           16.6
   Short Duration Bond .................................         n        125,372.0        14,344.4        (35,406.1)     104,310.3
   Small-Cap Growth ....................................        ak          4,915.5         6,379.2               --       11,294.7
   Mid-Cap Growth ......................................                   46,250.9        74,611.8        (43,737.4)      77,125.3
   Partners ............................................                  259,175.9         9,737.8        (43,595.4)     225,318.3
   Regency .............................................                   88,308.7        13,684.1        (38,604.2)      63,388.6
   Socially Responsive .................................                      333.0            57.0           (113.0)         277.0
NORTHERN LIGHTS VARIABLE TRUST:
   JNF Balanced ........................................         k               --     1,254,530.3       (179,230.9)   1,075,299.4
   JNF Equity ..........................................         k               --    12,474,433.9     (1,831,610.4)  10,642,823.5
PIMCO VARIABLE INSURANCE TRUST:
   All Asset ...........................................                      283.6              --           (283.6)            --
   CommodityRealReturn Strategy ........................                    1,444.9         4,644.5         (5,888.1)         201.3
   Emerging Markets Bond ...............................                         --         4,567.3         (3,815.3)         752.0
   Foreign Bond US Dollar-Hedged .......................                         --             2.5               --            2.5
   Global Bond Unhedged ................................                       43.5        27,439.9        (27,439.9)          43.5
   High Yield ..........................................                      784.9           858.6         (1,296.6)         346.9
   Long Term US Government .............................                         --        15,115.7        (10,325.0)       4,790.7
   Low Duration ........................................                         --         6,848.9         (6,848.9)            --
   Money Market ........................................                   22,938.2     1,108,073.2       (284,553.0)     846,458.4
   Real Return .........................................                  144,542.2       224,242.6       (191,123.0)     177,661.8
   RealEstateRealReturn Strategy .......................                         --        22,065.1        (13,100.5)       8,964.6
   Short-Term ..........................................                    7,846.4        18,891.5        (14,717.1)      12,020.8
   StocksPLUS(R) Total Return ..........................                         --            18.0               --           18.0
   Total Return ........................................                  166,887.9       297,799.5       (188,747.5)     275,939.9
PIONEER VARIABLE CONTRACTS TRUST:
   Core Bond ...........................................        ag               --         1,855.1         (1,855.1)            --
   Cullen Value ........................................                         --             0.9               --            0.9
   Emerging Markets ....................................                    5,384.8        87,171.5        (42,996.8)      49,559.5
   Equity Income .......................................                  168,805.8       150,590.3        (54,654.2)     264,741.9
   Fund ................................................                   18,219.8         7,695.2        (10,198.8)      15,716.2
   Global High Yield ...................................                         --        12,136.6        (12,136.6)            --
   High Yield ..........................................                    5,160.9         9,269.1         (6,684.4)       7,745.6
   International Value .................................                       45.1         2,871.6         (1,076.2)       1,840.5
   Mid Cap Value .......................................                      125.3           799.8             (1.1)         924.0

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                          NUMBER                                          NUMBER
                                                                         OF UNITS                                        OF UNITS
                                                                         BEGINNING        UNITS            UNITS            END
                                                              NOTES*      OF YEAR       PURCHASED         REDEEMED        OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND:
   Micro-Cap ...........................................                  301,275.0        66,592.2        (58,780.5)     309,086.7
   Small-Cap ...........................................                  245,741.5        50,331.2        (74,702.2)     221,370.5
RYDEX VARIABLE TRUST:
   CLS AdvisorOne Amerigo ..............................                      145.7              --               --          145.7
   Absolute Return Strategies ..........................                    6,194.0           284.1         (6,407.3)          70.8
   Banking .............................................                      961.0        21,439.9        (19,311.6)       3,089.3
   Basic Materials .....................................                    6,631.4        56,248.4        (39,603.3)      23,276.5
   Biotechnology .......................................                    2,774.1        12,459.3        (12,702.3)       2,531.1
   Commodities Strategy ................................         o          1,063.1        54,646.0        (54,439.2)       1,269.9
   Consumer Products ...................................                    7,097.7         8,121.8        (13,210.4)       2,009.1
   Dow 2X Strategy .....................................         p          1,821.1        25,176.7        (23,824.2)       3,173.6
   Electronics .........................................                    1,288.1        22,592.7        (17,646.2)       6,234.6
   Energy ..............................................                   30,679.0        55,204.8        (50,723.1)      35,160.7
   Energy Services .....................................                   30,969.2        90,725.4        (63,093.7)      58,600.9
   Essential Portfolio Aggressive ......................                         --           286.2           (286.2)            --
   Europe 1.25X Strategy ...............................         q          2,533.2        14,583.6        (12,119.6)       4,997.2
   Financial Services ..................................                       15.6            33.6             (2.0)          47.2
   Government Long Bond 1.2X Strategy ..................         r         61,971.9       497,761.5       (476,107.0)      83,626.4
   Health Care .........................................                    9,087.9         4,675.5         (4,376.8)       9,386.6
   Hedged Equity .......................................                         --           282.7           (282.7)            --
   Internet ............................................                         --        18,351.0        (18,351.0)            --
   Inverse Dow 2X Strategy .............................         s            581.1        56,677.6        (56,968.2)         290.5
   Inverse Government Long Bond Strategy ...............         t          4,151.9       162,810.8       (164,281.4)       2,681.3
   Inverse Mid-Cap Strategy ............................         u             76.7           111.1            (52.4)         135.4
   Inverse NASDAQ-100(R) Strategy ......................         v          5,887.5        56,893.2        (62,780.7)            --
   Inverse Russell 2000 Strategy .......................         w          5,137.0       138,129.2       (142,631.4)         634.8
   Inverse S&P 500 Strategy ............................         x         97,444.1       966,707.6       (969,784.8)      94,366.9
   Japan 1.25X Strategy ................................         y          5,452.2         6,592.9         (9,892.0)       2,153.1
   Large-Cap Growth ....................................                    1,113.8        11,403.1        (11,492.4)       1,024.5
   Large-Cap Value .....................................                   19,737.6        34,278.0        (47,934.1)       6,081.5
   Leisure .............................................                    2,152.6         9,370.1        (10,838.9)         683.8
   Mid Cap 1.5X Strategy ...............................         z         12,053.6       142,444.8       (129,326.6)      25,171.8
   Mid-Cap Growth ......................................                      140.7         2,959.8         (2,223.9)         876.6
   Mid-Cap Value .......................................                      756.8         7,805.3         (8,102.8)         459.3
   Multi-Cap Core Equity ...............................                         --            84.4            (63.3)          21.1
   Nova ................................................                    6,329.0        17,062.5        (19,112.1)       4,279.4
   NASDAQ-100(R) 2X Strategy ...........................        aa            506.7        38,387.6        (30,802.1)       8,092.2
   NASDAQ-100(R) .......................................        al         14,148.6        19,751.3        (20,060.6)      13,839.3
   Precious Metals .....................................                   21,378.5        49,013.8        (53,770.5)      16,621.8
   Real Estate .........................................                    4,599.9        25,385.2        (27,081.1)       2,904.0
   Retailing ...........................................                      785.3              --           (785.3)            --
   Russell 2000 1.5X Strategy ..........................        ab        121,531.8       121,457.4       (154,234.9)      88,754.3
   Russell 2000 2X Strategy ............................        ac               --        31,560.8        (27,095.3)       4,465.5
   S&P 500 2X Strategy .................................        ad          1,933.0         6,146.2         (6,993.4)       1,085.8
   Sector Rotation .....................................                    8,208.3        64,260.7        (20,656.2)      51,812.8
   Small-Cap Growth ....................................                    2,125.2         2,419.5         (3,733.4)         811.3
   Small-Cap Value .....................................                   14,814.7         1,366.0         (5,075.3)      11,105.4
   Strengthening Dollar 2X Strategy ....................        ae               --         5,962.2         (5,962.2)            --
   Technology ..........................................                      125.3        29,024.2        (28,433.2)         716.3
   Telecommunications ..................................                    6,969.1         9,930.7         (9,676.9)       7,222.9
   Transportation ......................................                      550.8        17,380.2        (17,931.0)            --
   U.S. Government Money Market ........................                  316,468.7     2,982,083.9     (3,035,242.9)     263,309.7
   Utilities ...........................................                    4,387.7        34,378.8        (34,570.2)       4,196.3
   Weakening Dollar 2X Strategy ........................        af            128.2        25,459.6        (25,468.8)         119.0
SELIGMAN PORTFOLIOS, INC:
   Communications and Information ......................                  100,749.6        90,456.2        (44,873.0)     146,332.8
   Global Technology ...................................                  195,056.9        19,251.6       (123,513.5)      90,795.0

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                          NUMBER                                          NUMBER
                                                                         OF UNITS                                        OF UNITS
                                                                         BEGINNING        UNITS            UNITS            END
                                                              NOTES*      OF YEAR       PURCHASED         REDEEMED        OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VARIABLE SERIES TRUST:
   Value ...............................................                  367,300.9       305,496.8       (227,382.6)     445,415.1
VAN ECK WORLDWIDE INSURANCE TRUST:
   Absolute Return .....................................                      957.8        15,457.1        (11,142.1)       5,272.8
   Bond ................................................                   85,079.1       101,448.0        (73,277.2)     113,249.9
   Emerging Markets ....................................                  361,452.4       478,543.3       (335,542.1)     504,453.6
   Hard Assets .........................................                  290,674.8       397,805.8       (351,408.6)     337,072.0
   Real Estate .........................................                   89,934.6        79,055.5        (76,801.7)      92,188.4
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery ...........................................                   45,472.0        13,687.9        (17,293.3)      41,866.6
   Opportunity .........................................                  316,857.0       112,584.7        (88,858.9)     340,582.8
------------------------------------------------------------------------------------------------------------------------------------
       TOTALS                                                          32,576,485.4    28,396,055.1    (23,498,731.5)  37,473,809.0
====================================================================================================================================

*     See Footnote 8 for details.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

================================================================================

(8) DETAIL DESCRIPTIONS FOR STATEMENT OF OPERATIONS AND UNIT PROGRESSION FOOTNOTE REFERENCES

      FOR THE PERIOD ENDING DECEMBER 31, 2008:

a) Alger American Capital Appreciation was formerly Alger American Leveraged AllCap prior to its name change effective May 1, 2008.

b) Alger American LargeCap Growth was formerly Alger American Growth prior to its name change effective July 1, 2008.

c) Alger American SmallCap Growth was formerly Alger American Small Capitalization prior to its name change effective May 1, 2008.

d)    For the period January 1, 2008 through May 1, 2008 (liquidation of fund).

e) Neuberger Berman AMT High Income Bond was formerly Neuberger Berman AMT Lehman Brothers High Income Bond prior to its name change effective September 26, 2008 and data is for the period January 1, 2008 through December 4, 2008 (liquidation of fund).

f) Neuberger Berman AMT Short Duration Bond was formerly Neuberger Berman AMT Lehman Brothers Short Duration Bond prior to its name change on September 26, 2008.

g) Neuberger Berman AMT Small-Cap Growth was formerly Neuberger Berman AMT Fasciano prior to its name change on March 26, 2008.

h) For the period of May 1, 2008 (inception of fund) through December 31, 2008.

i)    For the period April 30, 2008 (inception of fund) through December 31,
      2008.

j) For the period January 1, 2008 through April 30, 2008 (fund substituted into JNF Money Market).

k) Rydex Inverse NASDAQ-100(R) Strategy was formerly Rydex Inverse OTC Strategy prior to its name change effective April 1, 2008.

l) Rydex NASDAQ-100(R) 2X Strategy was formerly Rydex OTC 2X Strategy prior to its name change effective April 1, 2008.

m) Rydex NASDAQ-100(R) was formerly Rydex OTC prior to its name change effective April 1, 2008.

n) Lazard Retirement US Small Cap Equity was formerly Lazard Retirement Small Cap prior to its name change effective May 1, 2008.

o) Janus Aspen Perkins Mid Cap Value was formerly Janus Aspen Mid Cap Value prior to its name change effective December 31, 2008.

p) Janus Aspen Perkins Small Company Value was formerly Janus Aspen Small Company Value prior to its name change effective December 31, 2008.

      FOR THE PERIOD ENDING DECEMBER 31, 2007:

a)    For the period January 1, 2007 through March 29, 2007 (liquidation of fund).

b)    For the period April 27, 2007 (inception of fund) through December 31,
      2007.

c) Formerly in Legg Mason Partners Variable Portfolio I until restructure on April 27, 2007.

d) Formerly in Legg Mason Partners Investment Series until restructure on April 27, 2007.

e) For the period January 1, 2007 through April 27, 2007 (merged into LMPV Equity Trust - Aggressive Growth).

f) For the period January 1, 2007 through April 27, 2007 (merged into LMPV Equity Trust - Fundamental Value).

g) For the period January 1, 2007 through April 27, 2007 (merged into LMPV Equity Trust - Large Cap Growth).

h) For the period January 1, 2007 through April 27, 2007 (merged into LMPV Equity Trust - Capital and Income).

i)    For the period January 1, 2007 through April 27, 2007 (liquidation of fund).

j)    For the period of January 1, 2007 through April 30, 2007 (liquidation of fund).

k)    For the period May 1, 2007 (inception of fund) through December 31, 2007.

l) Lazard US Strategic Equity was formerly Lazard Equity prior to its name change effective May 1, 2007.

m) Neuberger Berman AMT High Income Bond was formerly Neuberger Berman AMT Lehman Brothers High Income Bond prior to its name change effective September 26, 2008 and was formerly Neuberger Berman AMT High Income Bond prior to its name change effective May 1, 2007.

n) Neuberger Berman AMT Short Duration Bond was formerly Neuberger Berman AMT Lehman Brothers Short Duration Bond prior to its name change effective September 26, 2008 and was formerly Neuberger Berman AMT High Income Bond prior to its name change effective May 1, 2007.

o) Rydex Commodities Strategy was formerly Rydex Commodities prior to its name change effective May 1, 2007.

p) Rydex Dow 2X Strategy was formerly Rydex Dynamic Dow prior to its name change effective July 3, 2007.

q) Rydex Europe 1.25 X Strategy was formerly Rydex Europe Advantage prior to its name change effective July 3, 2007.

r) Rydex Government Long Bond 1.2X Strategy was formerly Rydex Government Long Bond Advantage prior to its name change effective July 3, 2007.

s) Rydex Inverse Dow 2X Strategy was formerly Rydex Inverse Dynamic Dow prior to its name change effective July 3, 2007.

t) Rydex Inverse Government Long Bond Strategy was formerly Rydex Inverse Government Long Bond prior to its name change effective July 3, 2007.

u) Rydex Inverse Mid-Cap Strategy was formerly Rydex Inverse Mid-Cap prior to its name change effective July 3, 2007.

v) Rydex Inverse NASDAQ-100(R) Strategy was formerly Rydex Inverse OTC Strategy prior to its name change effective April 1, 2008 and was formerly Rydex Inverse OTC prior to its name change effective July 3, 2007.

w) Rydex Inverse Russell 2000 Strategy was formerly Rydex Inverse Russell 2000 prior to its name change effective July 3, 2007.

x) Rydex Inverse S&P 500 Strategy was formerly Rydex Inverse S&P 500 prior to its name change effective July 3, 2007.

y) Rydex Japan 1.25X Strategy was formerly Rydex Japan Advantage prior to its name change effective July 3, 2007.

z) Rydex Mid Cap 1.5X Strategy was formerly Rydex Mid Cap Advantage prior to its name change effective July 3, 2007.

aa) Rydex NASDAQ-100(R) 2X Strategy was formerly Rydex OTC 2X Strategy prior to its name change effective April 1, 2008 and was formerly Rydex Dynamic OTC prior to its name change effective July 3, 2007.

ab) Rydex Russell 2000 1.5X Strategy was formerly Rydex Russell 2000 Advantage prior to its name change effective July 3, 2007.

ac) Rydex Russell 2000 2X Strategy was formerly Rydex Dynamic Russell 2000 prior to its name change effective July 3, 2007.

ad) Rydex S&P 500 2X Strategy was formerly Rydex Dynamic S&P 500 prior to its name change effective July 3, 2007.

ae) Rydex Strengthening Dollar 2X Strategy was formerly Rydex Dynamic Strengthening Dollar prior to its name change effective July 3, 2007.

af) Rydex Weakening Dollar 2X Strategy was formerly Rydex Dynamic Weakening Dollar prior to its name change effective July 3, 2007.

ag)   For the period January 1, 2007 through November 9, 2007 (liquidation of fund).

ah) Alger American LargeCap Growth was formerly Alger American Growth prior to its name change July 1, 2008.

ai) Alger American Capital Appreciation was formerly Alger American Leveraged AllCap prior to its name change May 1, 2008.

aj) Alger American SmallCap Growth was formerly Alger American Small Capitalization prior to its name change May 1, 2008.

ak) Neuberger Berman AMT Small-Cap Growth was formerly Neuberger Berman AMT Fasciano prior to its name change effective March 26, 2008.

al) Rydex NASDAQ-100(R) was formerly Rydex OTC prior to its name change effective April 1, 2008.

am) Lazard Retirement US Small Cap Equity was formerly Lazard Retirement Small Cap prior to its name change effective May 1, 2008.

an) Janus Aspen Perkins Mid Cap Value was formerly Janus Aspen Mid Cap Value prior to its name change effective December 31, 2008.

ao) Janus Aspen Perkins Small Company Value was formerly Janus Aspen Small Company Value prior to its name change effective December 31, 2008.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================

TO THE BOARD OF DIRECTORS JEFFERSON NATIONAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

      We have audited the accompanying statement of assets and liabilities of Jefferson National Life Annuity Account C as of December 31, 2008, the related statements of operations and changes in net assets for the years ended December 31, 2008 and 2007, and the financial highlights for each of the five years for the period ended December 31, 2008. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Jefferson National Life Annuity Account C as of December 31, 2008, the results of its operations, changes in its net assets for the years ended December 31, 2008 and 2007, and financial highlights for each of the five years for the period ended December 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

/s/ BDO Seidman, LLP

New York, New York
March 31, 2009

================================================================================

                             JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C

                             SPONSOR
                             Jefferson National Life Insurance Company

                             DISTRIBUTOR
                             Jefferson National Financial Securities Corporation

                             INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BDO Seidman, LLP

                                   PART C

OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a)   Financial Statements

The following financial statements are included in Part B of the Registration
Statement:

The financial statements of Jefferson National Life Insurance Company at December 31, 2008 and 2007, and for the three years then ended.

The financial statements of Jefferson National Life Annuity Account C at December 31, 2008 and for each of the two years then ended December 31, 2008.

(b)   Exhibits

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C - GROUP MAXIFLEX

(1) (a) Resolution of Board of Directors of the Company authorizing (10) the establishment of the Separate Account.

    (b)        Resolution Changing the Name of the Separate Account          (1)

(2)            Not Applicable.

(3) (a) (i)    Form of Principal Underwriter's Agreement of the Company on   (1)
               behalf of the  Separate Account and Inviva Securities
               Corporation.

        (ii)   Form of Amendment to Principal Underwriters Agent.            (1)

    (b)        Form of Selling Agreement                                     (1)

(4) (a)        Form of Contract. (32-4000C)                                  (1)

    (b)        Form of Contract Amendments for Separate Account Change.      (1)

(5)            Form of Application for Individual Annuity Contract.          (1)
               (JNL-6000)

(6) (a)        Amended and Restated Articles of Incorporation of Conseco     (1)
               Variable Insurance Company.

    (b)        Amended and Restated By-Laws of the Company.                  (1)

(7)            Not Applicable.

(8) (a)        Form of Participation Agreement dated October 23, 2002        (1)
               with Conseco Series Trust and Conseco Equity Sales, Inc.
               and amendments thereto dated September 10, 2003 and February
               1, 2001.

        (i)    Form of Amendment dated May 1, 2006 to the Participation     (13)
               Agreement dated October 23, 2002 by and among 40|86
               Series Trust, 40|86 Advisors, Inc. and Jefferson National
               Life Insurance Company.

    (b) (i)    Form of Participation Agreement by and among A I M            (3)
               Distributors, Inc., Jefferson National Life Insurance
               Company, on behalf of itself and its separate accounts,and
               Inviva Securities Corporation dated May 1, 2003.

        (ii)   Form of Amendment dated April 6, 2004 to the Participation    (1)
               Agreement by and
               among A I M Distributors, Inc., Jefferson National Life
               Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated
               May 1, 2003.

        (iii)  Form of Amendment dated May 1, 2006 to the Participation     (13)
               Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated
               May 1, 2003.

        (iv)   Form of Amendment dated May 1, 2008 to the Participation     (15)
               Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Jefferson National Securities
               Corporation dated May 1, 2003.

    (c) (i)    Form of Participation Agreement among the Alger American      (4)
               Fund, Great American Reserve Insurance Company and Fred
               Alger and Company, Inc. dated March 31, 1995.

        (ii)   Form of Amendment dated November 5, 1999 to the               (5)
               Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and
               Company, Inc. dated March 31, 1995.

        (iii)  Form of Amendment dated January 31, 2001 to the Agreement     (5)
               among the Alger American Fund, Great American Reserve
               Insurance Company and Fred Alger and Company, Inc. dated
               March 31, 1995.

        (iv)   Form of Amendments August 4, 2003 and March 22, 2004 to the   (1)
               Participation Agreement among the Alger American Fund,
               Great American Reserve Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

        (v)    Form of Amendment dated May 1, 2006 to the Participation     (13)
               Agreement among the Alger American Fund, Jefferson National
               Life Insurance Company and Fred Alger and Company, Inc. dated March 31, 1995.

        (vi)   Form of Amendment dated May 1, 2008 to the Participation     (15)
               Agreement among The Alger American Fund, Jefferson National
               Life Insurance Company and Fred Alger and Company, Inc.
               dated March 31, 1995.

    (d) (i)    Form of Participation Agreement between Great American        (4)
               Reserve Insurance Company and American Century Investment Services as of 1997.

        (ii)   Form of Amendment dated November 15, 1997 to the              (5)
               Participation Agreement between Great American Reserve
               Insurance Company and American Century Investment Services as of 1997.

        (iii)  Form of Amendment dated December 31, 1997 to the              (5)
               Participation Agreement between Great American Reserve
               Insurance Company and American Century Investment Services as of 1997.

        (iv)   Form of Amendment dated January 13, 2000 to the               (5)
               Participation Agreement between Great American Reserve
               Insurance Company and American Century Investment Services as of 1997.

        (v)    Form of Amendment dated February 9, 2001 to the               (5)
               Participation Agreement between Great American Reserve
               Insurance Company and American Century Investment Services as of 1997.

        (vi) Form of Amendments dated July 31, 2003 and March 25, 2004 to (1) the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.

        (vii)  Form of Amendment dated May 1, 2005 to the Participation     (11)
               Agreement between Jefferson National Life Insurance Company and American Century Investment Services as of 1997.

        (viii) Form of Amendment dated May 1, 2006 to the Participation     (13)
               Agreement between Jefferson National Life Insurance Company and American Century Investment Services as of 1997.

        (ix)   Form of Amendment dated May 1, 2007 to the Participation     (14)
               Agreement between Jefferson National Life Insurance Company and American Century Investment Services.

    (e) (i)    Form of Participation Agreement dated May 1, 1995 by and      (5)
               among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth
               Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and
               Dreyfus Investment Portfolios.

        (ii)   Form of Amendment dated March 21, 2002 to the Participation   (5)
               Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The
               Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment
               Portfolios.

        (iii)  Form of Amendment dated May 1, 2003 to the Participation      (1)
               Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The
               Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment
               Portfolios.

        (iv)   Form of Amendment dated 2004 to the Participation Agreement   (1)
               dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus
               Socially Responsible Growth Fund, Inc., Dreyfus Life and
               Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

        (v)    Form of Amendment dated May 1, 2005 to the Participation     (11)
               Agreement dated May 1, 1995 by and among Jefferson National
               Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment
               Portfolios.

    (f) (i)    Form of Participation Agreement dated March 6, 1995 by        (4)
               and among Great American Reserve Insurance Company and
               Insurance Management Series, Federated Securities Corp.

        (ii)   Form of Amendment dated 1999 to the Participation Agreement   (5)
               dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

        (iii)  Form of Amendment dated January 31, 2001 to the               (5)
               Participation Agreement dated March 6, 1995 by and among
               Conseco Variable Insurance Company, Federated Insurance
               Series and Federated Securities Corp.

        (iv)   Form of Amendment dated 2004 to the Participation Agreement   (1)
               dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance

               Series and Federated Securities Corp.

        (v)    Form of Amendment dated May 1, 2006 to the Participation     (13)
               Agreement dated March 6, 1995 by and among Jefferson
               National Life Insurance Company, Federated Insurance Series and Federated Securities Corp.

    (g) (i)    Form of Participation Agreement by and among First            (6)
               American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.

        (ii)   Form of Amendment dated April 25, 2001 to the Participation   (5)
               Agreement by and among First American Insurance Portfolios,
               Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.

        (iii)  Form of Amendment dated May 1, 2003 to the Participation      (1)
               Agreement by and among First American Insurance Portfolios,
               Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.

    (h) (i)    Form of Participation Agreement among Janus Aspen Series      (1)
               and Jefferson National Life Insurance Company dated May 1,
               2003 and Form of Amendment dated July 2003 thereto.

        (ii)   Form of Amendment dated May 1, 2005 to the Participation     (11)
               Agreement among Janus Aspen Series and Jefferson National
               Life Insurance Company dated May 1, 2003.

        (iii)  Form of Amendment dated May 1, 2006 to the Participation     (13)
               Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February
               1, 2001.

        (iv)   Form of Amendment dated May 1, 2008 to the Participation     (15)
               Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February
               1, 2001(Service and Institutional)

    (i) (i)    Form of Participation Agreement among Lazard Retirement       (1)
               Series, Inc., Lazard Asset Management, LLC, Inviva
               Securities Corporation and Jefferson National Life
               Insurance Company dated May 1, 2003.

        (ii)   Form of Amendment dated March 21, 2004 to the Participation   (1)
               Agreement among Lazard Retirement Series, Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company dated May 1, 2003.

    (j) (i)    Form of Participation Agreement dated April 10, 1997 by       (4)
               and among Lord, Abbett & Co. and Great American Reserve Insurance Company.

        (ii)   Form of Amendment dated December 1, 2001 to the               (7)
               Participation Agreement dated April 10, 1997 by and among
               Lord, Abbett & Co. and Great American Reserve Insurance
               Company.

        (iii)  Form of Amendment dated May 1, 2003 to the Participation      (1)
               Agreement dated April 10, 1997 by and among Lord, Abbett &
               Co. and Great American Reserve Insurance Company.

        (iv)   Form of Participation Agreement dated February 13, 2008 by   (16)
               and among Jefferson National Life Insurance Company, Lord
               Abbett Series Fund, Inc. and Lord Abbett Distributor LLC.

    (k) (i)    Form of Participation Agreement dated April 30, 1997 by       (5)
               and among Neuberger&Berman Advisers Management Trust,
               Advisers Managers Trust, Neuberger&Berman Management
               Incorporated and Great American Reserve Insurance Company.

        (ii)   Form of Amendment dated May 1, 2000 to the Participation      (5)
               Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Advisers Managers Trust,
               Neuberger Berman Management Incorporated and Conseco
               Variable Insurance Company.

        (iii)  Form of Amendment dated January 31, 2001 to the               (5)
               Participation Agreement dated April 30, 1997 by and among Neuberger & Berman Advisers Management Trust, Advisers
               Managers Trust, Neuberger & Berman Management Incorporated and Conseco Variable Insurance Company.

        (iv)   Form of Amendment dated May 1, 2004 to the Participation      (8)
               Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.

        (v)    Form of Amendment dated April 4, 2004 to the Participation    (1)
               Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.

        (vi)   Form of Amendment dated May 1, 2005 to the Participation     (11)
               Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.

        (vii)  Form of Amendment dated May 1, 2006 to the Participation     (13)
               Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.

        (viii) Form of Amendment dated May 1, 2007 to the Participation     (14)
               Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.

        (ix)   Form of Amendment dated May 1, 2009 to the Participation     (16)
               Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.

    (l) (i)    Form of Participation Agreement dated May 1, 2003 by and      (1)
               among PIMCO Variable Insurance Trust, PIMCO Advisors
               Distributors LLC and Jefferson National Life Insurance
               Company and amended dated April 13, 2004 thereto.

        (ii)   Form of Amendment dated May 1, 2005 to the Participation     (11)
               Agreement dated May 1, 2003 by and among PIMCO Variable
               Insurance Trust, PIMCO Advisors Distributors LLC and
               Jefferson National Life Insurance Company.

        (iii)  Form of Amendment dated May 1, 2006 to the Participation     (13)
               Agreement dated May 1, 2003 by and among PIMCO Variable
               Insurance Trust, PIMCO Advisors

               Distributors LLC and Jefferson National Life Insurance
               Company.

        (iv)   Form of Amendment dated May 1, 2008 to the Participation     (15)
               Agreement dated May 1, 2003 by and among PIMCO Variable
               Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance Company.

        (v)    Form of Amendment dated May 1, 2009 to the Participation     (16)
               Agreement dated May 1, 2003 by and among PIMCO Variable
               Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance Company.

    (m) (i)    Form of Participation Agreement dated May 1, 2003 among       (1)
               Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.

        (ii)   Form of Amendment to the Participation Agreement dated May   (11)
               1, 2003 among Pioneer Variable Contract Trust, Jefferson
               National Life Insurance Company, Pioneer Investment
               Management, Inc. and Pioneer Funds Distributor, Inc.

        (iii)  Form of Amendment to Participation Agreement dated May 1,    (13)
               2006 among Pioneer Variable Contract Trust, Jefferson
               National Life Insurance Company, Pioneer Investment
               Management, Inc. and Pioneer Funds Distributor, Inc.

        (iv)   Form of Amendment to Participation Agreement dated May 1,    (15)
               2008 among Pioneer Variable Contract Trust, Jefferson
               National Life Insurance Company, Pioneer Investment
               Management, Inc. and Pioneer Funds Distributor, Inc.

        (v)    Form of amendment to Participation Agreement dated May 1,    (16)
               2009 among Pioneer Variable Contract Trust, Jefferson
               National Life Insurance Company, Pioneer Investment
               Management, Inc. and Pioneer Funds Distributor, Inc.

    (n)        Form of Participation Agreement dated May 1, 2003 by and      (1)
               among Royce Capital Fund, Royce & Associates, LLC and
               Jefferson National Life Insurance Company and Inviva
               Securities Corporation and Form of Amendment dated April 5,
               2004 thereto.

        (i)    Form of Amendment to Participation Agreement dated May 1,    (13)
               2006 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva
               Securities Corporation.

        (ii)   Form of Amendment to Participation Agreement dated May 1,    (15)
               2008 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Jefferson
               National Securities Corporation.

    (o) (i)    Form of Participation Agreement dated March 24, 2000 by       (9)
               and among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

        (ii)   Form of Amendment dated April 13, 2004 to the Form of         (1)
               Participation Agreement dated March 24, 2000 by and among
               Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

        (iii)  Form of Amendment dated May 1, 2005 to the Form of           (11)
               Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable
               Trust and PADCO Financial Services, Inc.

        (iv)   Form of Amendment dated May 1, 2006 to the Form of           (13)
               Participation Agreement
               dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

        (v)    Form of Amendment dated March 31, 2008 to the Form of        (15)
               Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable
               Trust and Rydex Distributors, Inc.

    (p) (i)    Form of Participation Agreement dated April 2004 between      (1)
               Jefferson National Life Insurance Company and Citigroup
               Global Markets Inc.

        (ii)   Form of Amendment dated May 1, 2005 to the Participation     (11)
               Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc.

        (iii)  Form of Amendment dated April 28, 2007 to Form of            (14)
               Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets
               Inc. (Legg Mason)

    (q) (i)    Form of Participation Agreement dated May 1, 2000 by and      (6)
               among Seligman Portfolios, Inc., Seligman Advisors, Inc.
               and Conseco Variable Insurance Company.

        (ii)   Form of Amendment dated January 31, 2001 to the               (5)
               Participation Agreement dated May 1, 2000 by and among
               Seligman Portfolios, Inc., Seligman Advisors, Inc. and
               Conseco Variable Insurance Company.

        (iii)  Form of Amendment dated August 5, 2003 to the Participation   (1)
               Agreement dated May 1, 2000 by and among Seligman
               Portfolios, Inc., Seligman Advisors, Inc. and Conseco
               Variable Insurance Company.

        (iv)   Form of Amendment dated 2004 to the Participation Agreement   (1)
               dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance
               Company.

        (v)    Form of Amendment dated May 1, 2006 to the Participation     (13)
               Agreement dated May 1, 2000 by and among Seligman
               Portfolios, Inc., Seligman Advisors, Inc. and Jefferson
               National Life Insurance Company.

        (vi) Form of Amendment dated March 31, 2008 to the Participation (15) Agreement dated May 1, 2000 by and among Seligman
               Portfolios, Inc., Seligman Advisors, Inc. and Jefferson
               National Life Insurance Company.

    (r) (i)    Form of Participation Agreement dated April 30, 1997 by       (5)
               and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc, Strong Capital Management, Inc. and Strong Funds
               Distributors, Inc.

        (ii)   Form of Amendment dated December 11, 1997 to Participation    (5)
               Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds,
               Inc., Strong Opportunity Funds II, Inc., Strong Capital Management, Inc. and Strong Funds Distributors, Inc.

        (iii)  Form of Amendment dated December 14, 1999 to Participation    (5)
               Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc.,
               Strong Opportunity Fund II, Inc., Strong Capital Management,
               Inc. and Strong Investments, Inc.

        (iv)   Form of Amendment dated March 1, 2001 to Participation        (5)
               Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc.,
               Strong Opportunity Fund II, Inc., Strong Capital Management,
               Inc. and Strong Investments, Inc.

        (v)    Form of Amendments dated December 2, 2003 and April5, 2004    (1)
               to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable
               Insurance Funds, Inc., Strong Opportunity Fund II, Inc.,
               Strong Capital Management, Inc. and Strong Investments, Inc.

    (s) (i)    Form of Participation Agreement dated May 1, 2003 with        (8)
               by and among Third Avenue Management LLC and Jefferson
               National Life Insurance Company.

        (ii)   Form of Amendment dated April 6, 2004 to the Participation    (1)
               Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and Jefferson National Life Insurance
               Company.

    (t) (i)    Form of Participation Agreement dated February 29, 2000       (5)
               by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance Trust and Van Eck Associates Corporation.

        (ii)   Form of Amendment dated January 31, 2001 to Participation     (5)
               Agreement dated February 29, 2000 by and among Conseco
               Variable Insurance Company, Van Eck Worldwide Insurance
               Trust and Van Eck Associates Corporation.

        (iii)  Form of Amendment dated January 31, 2001 to Participation     (5)
               Agreement dated February 29, 2000 by and among Conseco
               Variable Insurance Company, Van Eck Worldwide Insurance
               Trust and Van Eck Associates Corporation.

        (iv)   Form of Amendment dated May 1, 2003 to Participation          (8)
               Agreement dated March 1, 1995 by and among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and
               Jefferson National Life Insurance Company.

    (u) (i)    Form of Participation Agreement between Jefferson             (1)
               National Life Insurance Company, Bisys Fund Services LP,
               Choice Investment Management Variable Insurance funds dated
               May 1, 2003.

        (ii)   Form of Amendment dated 2004 to the Participation Agreement   (1)
               between Jefferson National Life Insurance Company, Bisys
               Fund Services LP, Choice Investment Management Variable
               Insurance funds dated May 1, 2003.

    (v) (i) Form of Participation Agreement between Jefferson National (11) Life Insurance Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust date April 8, 2005.

        (ii)   Form of Amendment dated May 1, 2006 to Participation         (13)
               Agreement between Jefferson National Life Insurance Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable
               Trust dated April 8, 2005.

        (iii)  Form of Amendment dated May 1, 2008 to Participation         (15)
               Agreement between Jefferson National Life Insurance Company, Jefferson National Securities Corporation, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April
               8, 2005.

    (w) (i)    Form of Participation Agreement between Jefferson National   (11)
               Life Insurance

               Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005.

        (ii)   Form of Amendment dated May 1, 2006 to Participation         (13)
               Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005.

        (iii)  Form of Amendment dated May 1, 2008 to Participation         (15)
               Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Direxion Insurance Trust dated May 1, 2005.

    (x) (i)    Form of Participation Agreement between Jefferson National   (13)
               Life Insurance Company, Alliance Capital Management L.P. and AllianceBernstein Investment Research and Management, Inc.
               dated May 1, 2006.

        (ii)   Form of Amendment dated March 8, 2008 to Form of             (15)
               Participation Agreement between Jefferson National Life
               Insurance Company, AllianceBernstein L.P. and
               AllianceBernstein Investments, Inc. dated May 1, 2006.

    (y) (i)    Form of Participation Agreement between Northern Lights      (14)
               Variable Trust and Jefferson National Life Insurance Company dated May 1, 2007

        (ii)   Form of Amended Participation Agreement between Northern     (15)
               Lights Variable Trust and Jefferson National Life Insurance Company dated March 18, 2008.

(9)            Opinion and Consent of Counsel.                              (15)

(10)           Opinion and Consent of Outside Auditors.                     (15)

(11)           Financial Statements omitted from Item 23 above.              N/A

(12)           Initial Capitalization Agreement.                             N/A

(13)    (i)    Powers of Attorney.                                           (1)

        (ii)   Powers of Attorney- Laurence Greenberg                       (12)

        (iii)  Powers of Attorney - Robert Jefferson                        (13)

        (iv)   Powers of Attorney - for Joseph F. Vap                       (16)

(1) Incorporated herein by reference to Post-Effective Amendment Nos 15 and 38 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos 033-61122 and 811-04819) filed electronically on Form N-4 on April 30, 2004 (Accession Number 0000912057-04-000486)

(2) Incorporated herein by reference to initial Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 15, 1998 (Accession Number 0000928389-98-000128).

(3) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 7 to the Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016215).

(4) Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 1 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on February 3, 1998 (Accession Number 0000928389-98-000014).

(5) Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 13 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002084).

(6) Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 29 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on May 1, 2001 (Accession Number 000092839-01-500130).

(7) Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 10 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002085).

(8) Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 35 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016209).

(9) Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 2 to the Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on April 28, 2000 (Accession Number 0000928389-00-000130).

(10) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 22 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-61122 and 811-04819) filed electronically on Form N-4 on April 28, 2000 (Accession Number 0000928389-98-000128).

(11) Incorporated herein by reference to Post-Effective Amendment Nos. 16 and 39 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-61122 and 811-04819) filed electronically on Form N-4 on April 22, 2005 (Accession Number 0000930413-05-002834).

(12) Incorporated herein by reference to the initial Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2005 (Accession Number 0000930413-05-002595).

(13) Incorporated herein by reference to Post-Effective Amendment Nos. 17 and 40 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-61122 and 811-04819) filed electronically on Form N-4 on April 28, 2006 (Accession Number 0000930413-06003344).

(14) Incorporated herein by reference to Post-Effective Amendment Nos. 18 and 41 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-61122 and 811-04819) filed electronically on Form N-4 on April 18, 2007 (Accession Number 0000930413-07-003576).

(15) Incorporated herein by reference to Post-Effective Amendment Nos. 19 and 42 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-61122 and 811-04819) filed electronically on Form N-4 on April 16, 2008 (Accession Number 0000891092-08-002103).

(16) Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The officers and directors of Jefferson National Life Insurance Company are listed below. Their principal business address is 435 Hudson Street, 2nd Floor, New York, NY 10014, unless otherwise noted.

NAME                                 POSITIONS AND OFFICES WITH DEPOSITOR
David A Smilow                 Director, Chairman of the Board
Tracey Hecht Smilow            Director
Laurence P. Greenberg          Director, Chief Executive Officer and President
Craig A. Hawley (1)            General Counsel and Secretary
David Lau (1)                  Chief Operating Officer
Jeff Fritsche                  Tax Director
Michael Girouard               Chief Investment Officer
Joseph Vap (1)                 Chief Financial Officer and Treasurer
Dean C. Kehler (2)             Director
Robert Jefferson (3)           Director

(1) The business address of this officer is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

(2) The business address of this director is 1325 Avenue of the Americas, New York, NY 10019.

(3) The business address of this director is 201 Queen Street, Apartment 9, Philadelphia, PA 19147.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following information concerns those companies that may be deemed to be controlled by or under common control with Jefferson National Life Insurance Company, the Depositor.

                              Organizational Chart

------------------     -------------     -------------
  Smilow & Hecht        Inviva, Inc.     Series A, A-2,
  have more than         Management        B, C and D
70% voting control     and Employees      Convertible
 through Inviva,        (see note 2        Preferred
 LLC (see note 1           below)          Stock (see
      below)                             notes 3, 4, 5
                                          and 6 below)
------------------     -------------     -------------
         |                   |                 |
         |                   |                 |
-------------------------------------------------------------------  ------------  --------------  ---------------  ------
                              Inviva, Inc.                            JNFC ESOP    Inviva, L.L.C.  Trimaran Inviva  Others
(owns 100% of JNF Holding Company, Inc. and 11.3% of JNFC directly,  (owns 11.98%   (owns 17.5%       TRPS, LLC      7.92%
      therefore, directly and indirectly, owns 45.1% of JNFC)          of JNFC)       of JNFC)       (owns 17.5%
                                                                                                       of JNFC)
-------------------------------------------------------------------  ------------  --------------  ---------------  ------
             |                                                             |             |                |            |
             |                                                             |             |                |            |
       -------------                                                       |             |                |            |
        JNF Holding                                                        |             |                |            |
       Company, Inc.                                                       |             |                |            |
        (owns 33.8%                                                        |             |                |            |
          of JNFC                                                          |             |                |            |
       -------------                                                       |             |                |            |
             |                                                             |             |                |            |
             |                                                             |             |                |            |
---------------------------------------------------------------------------------------------------------------------------
                                          Jefferson National Financial Corp. ("JNFC")
                                                     (owns 100% of JNL)
---------------------------------------------------------------------------------------------------------------------------
            |                                |                                    |                           |
            |                                |                                    |                           |
---------------------------   -----------------------                  -----------------------    -------------------------
     Jefferson National          Jefferson National                    JNF Advisors, Inc. (DE)    JNF Asset Management, LLC
Securities Corporation (DE)    Life Insurance Company
                                   ("JNL") (TX)
---------------------------   -----------------------                  -----------------------    -------------------------

(1) David Smilow and Tracey Hecht Smilow are married and have 100% voting control of Inviva, LLC. Inviva, LLC votes as an entity, and by virtue of their 83.6% ownership, Smilow and Hecht control the vote of Inviva, LLC. Interest ownership: Smilow and Hecht - 51.6%, D. Aaron LLC - 32%, Kenneth
      G. Hecht, Jr. and Elizabeth W. Hecht (Tracey Hecht's parents) - 16%, and Jonas and Elizabeth B. Schlumbom (Tracey Hecht's brother-in-law and sister) - 0.4%. Interest ownership in D. Aaron LLC: Smilow - 50%, each of his three (3) minor children - 16 2/3%. Mr. Smilow also owns a minority position in an automobile dealership in Virginia.

(2) No member of management or employee individually, directly or beneficially, owns more than 10% of the issued and outstanding share of common stock. Smilow and Hecht are not included in this group.

(3) The Series A Preferred Stock is comprised of Series A and Series A-2 convertible preferred(together, the "Series A") both of which are non-voting. The majority of the Series A is voted by Inviva, LLC.

(4) The Series B Preferred Stock (the "Series B") is non-voting. There are three (3) Series B shareholders. Each of such Series B shareholders has the right to appoint one (1) member to the board of directors of Inviva, Inc. (the "Board"). Accordingly, three (3) of the current ten (10) members of the Board are appointed by the Series B shareholders. The Series B is fully convertible at any time to common stock with full voting rights, subject to prior insurance regulatory approval.

(5) The Series C Preferred Stock (the "Series C") is non-voting. Conversion is subject to prior insurance regulatory approval. In connection with the issuance of the Series C, the Board was expanded to ten (10) members designated as follows: (i) Common Stock - three (3) members; (ii) Common Stock - two (2) independent directors, each of whom shall be approved, subject to regulatory issues, by the holders of the Series C; (iii) Series A - one (1) member; (iv) Series B - three (3) members; and (v) Series C - one (1) member. Smilow and Hecht, through their ownership of Inviva, LLC, control six (6) of the ten (10) Board seats.

(6) The Series D Preferred Stock (the "Series D") is non-voting. The Series D is convertible, into shares of non-voting common stock of JNF Holding company, Inc.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 4, 2009, the number of The MaxiFlex Group contracts funded by Jefferson National Life Annuity Account C was 1,795 of which 1,781 were qualified contracts and 14 were non-qualified contracts.

ITEM 28. INDEMNIFICATION

The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Jefferson National Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

Jefferson National Life Annuity Account E
Jefferson National Life Annuity Account F
Jefferson National Life Annuity Account G

(b) Jefferson National Securities Corporation ("JNSC") is the principal underwriter for the Contracts. The following persons are the officers and directors of JNSC. The principal business address for each officer and director of JNSC is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223, unless otherwise indicated. JNSC was formerly known as Inviva Securities Corporation.

NAME                                   POSITIONS AND OFFICES
Craig A. Hawley                President, General Counsel and Secretary
Robert B. Jefferson*           Director*
Jon Hurd                       Chief Financial Officer

* The principal business address for Robert Jefferson is 201 Queen Street, Apartment 9, Philadelphia, PA 19147.

(c) JNSC retains no compensation or commissions from the registrant.

                                           COMPENSATION
                                                ON
                        NET UNDERWRITING    REDEMPTION
NAME OF PRINCIPAL         DISCOUNTS AND         OR           BROKERAGE
UNDERWRITER                COMMISSIONS     ANNUITIZATION    COMMISSIONS   COMPENSATION
Jefferson National           None               None            None          None
Securities Corporation

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company, 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

ITEM 33. REPRESENTATIONS

(A) Jefferson National Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

(B) The Securities and Exchange Commission (the "SEC") issued to the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of
Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

(1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b)(11) in any sales literature used in connection with the offer in the contract;

(3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

(4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

(C) The Company relies on Rule 6c-7 of the Act which states that a registered separate account, and any depositor of or underwriter for such account, shall be exempt from the provisions of sections 22(e), 27(c)(1) and 27(d) of the Act with respect to a contract participating in this account to the extent necessary to permit compliance with the Texas Optional Retirement Program or Florida Optional Retirement Program (each a "Program") in accordance with the following conditions:

(1) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

(2) include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of this contract to Program participants;

(3) instruct salespeople who solicit Program participants to purchase the contract specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants; and

(4) obtain from each Program participant who purchases the contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

The Company has complied, and is complying, with the provisions of (a) - (d) above.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and it has caused this Post-Effective Amendment Nos. 20 and 43 to the Registration Statement to be signed on its behalf, in the City of Louisville, and the Commonwealth of Kentucky, on this 16th day of April, 2009.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
(Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By:  /s/ Laurence P. Greenberg*

Name: Laurence P. Greenberg

Title:  CHIEF EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

     SIGNATURE                                 TITLE                  DATE
/s/ David A. Smilow*               Chairman of the Board            4/16/09
Name: David Smilow

/s/ Tracey Hecht Smilow*           Director                         4/16/09
Name:  Tracey Hecht Smilow

/s/ Laurence P. Greenberg*         Director, Chief Executive        4/16/09
Name: Laurence Greenberg           Officer and President

/s/ Joseph F. Vap*                 Chief Financial Officer and      4/16/09
Name: Joseph F. Vap                Treasurer

/s/ Dean C. Kehler*                Director                         4/16/09
Name: Dean C. Kehler

/s/ Robert Jefferson*              Director                         4/16/09
Name: Robert Jefferson

/s/ Craig A. Hawley*
Name:  Craig A. Hawley                                              4/16/09
Attorney in Fact

                                  EXHIBIT INDEX

(8) (j) (iv)   Form of Participation Agreement dated February 13, 2008
               by and among Jefferson National Life Insurance Company, Lord
               Abbett Series Fund, Inc. and Lord Abbett Distributor LLC.

    (k) (ix) Form of Amendment dated May 1, 2009 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.

    (l) (v) Form of Amendment dated May 1, 2009 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance Company.

    (m) (v)    Form of amendment to Participation Agreement dated May 1,
               2009 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.

(9)            Opinion and Consent of Counsel.

(10)           Consent of Independent Registered Public Accounting Firm.

(13)(a) (iv)   Powers of Attorney - for Joseph F. Vap